UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07989

TCW Metropolitan West Funds

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW MetWest Low Duration Bond Fund

Class I: MWLIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$892,374,566
  # of Portfolio Holdings490
  Portfolio Turnover Rate248%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWLIX

TSR MWLIX-0925

TCW MetWest Low Duration Bond Fund

Class M: MWLDX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$892,374,566
  # of Portfolio Holdings490
  Portfolio Turnover Rate248%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWLDX

TSR MWLDX-0925

TCW MetWest Low Duration Bond Fund

Administrative Class: MWLNX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$892,374,566
  # of Portfolio Holdings490
  Portfolio Turnover Rate248%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Administrative Class: MWLNX

TSR MWLNX-0925

TCW MetWest Low Duration Bond Fund

Class I-3: MWLZX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$5Footnote Reference+	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$892,374,566
  # of Portfolio Holdings490
  Portfolio Turnover Rate248%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I-3: MWLZX

TSR MWLZX-0925

TCW MetWest Total Return Bond Fund

Class I: MWTIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,373,239,771
  # of Portfolio Holdings1,586
  Portfolio Turnover Rate193%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWTIX

TSR MWTIX-0925

TCW MetWest Total Return Bond Fund

Class M: MWTRX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,373,239,771
  # of Portfolio Holdings1,586
  Portfolio Turnover Rate193%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWTRX

TSR MWTRX-0925

TCW MetWest Total Return Bond Fund

Administrative Class: MWTNX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,373,239,771
  # of Portfolio Holdings1,586
  Portfolio Turnover Rate193%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Administrative Class: MWTNX

TSR MWTNX-0925

TCW MetWest Total Return Bond Fund

Plan Class: MWTSX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,373,239,771
  # of Portfolio Holdings1,586
  Portfolio Turnover Rate193%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Plan Class: MWTSX

TSR MWTSX-0925

TCW MetWest Total Return Bond Fund

Class I-2: MWTTX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,373,239,771
  # of Portfolio Holdings1,586
  Portfolio Turnover Rate193%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I-2: MWTTX

TSR MWTTX-0925

TCW MetWest Total Return Bond Fund

Class I-3: MWTZX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$6Footnote Reference+	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$32,373,239,771
  # of Portfolio Holdings1,586
  Portfolio Turnover Rate193%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I-3: MWTZX

TSR MWTZX-0925

TCW MetWest High Yield Bond Fund

Class I: MWHIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$430,302,725
  # of Portfolio Holdings329
  Portfolio Turnover Rate58%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.1%
Bank Loans	11.0%
Short-Term Investments	4.1%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.3%)

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.1%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
TransDigm, Inc., 6.38%, due 03/01/29	1.0%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.0%
Tenet Healthcare Corp., 4.63%, due 06/15/28	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.8%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.8%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWHIX

TSR MWHIX-0925

TCW MetWest High Yield Bond Fund

Class M: MWHYX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$430,302,725
  # of Portfolio Holdings329
  Portfolio Turnover Rate58%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.1%
Bank Loans	11.0%
Short-Term Investments	4.1%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.3%)

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.1%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
TransDigm, Inc., 6.38%, due 03/01/29	1.0%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.0%
Tenet Healthcare Corp., 4.63%, due 06/15/28	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.8%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.8%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWHYX

TSR MWHYX-0925

TCW MetWest High Yield Bond Fund

Class I-3: MWHZX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$7Footnote Reference+	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$430,302,725
  # of Portfolio Holdings329
  Portfolio Turnover Rate58%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.1%
Bank Loans	11.0%
Short-Term Investments	4.1%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.3%)

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.1%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
TransDigm, Inc., 6.38%, due 03/01/29	1.0%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.0%
Tenet Healthcare Corp., 4.63%, due 06/15/28	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.8%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.8%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I-3: MWHZX

TSR MWHZX-0925

TCW MetWest Ultra Short Bond Fund

Class I: MWUIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$41,854,147
  # of Portfolio Holdings230
  Portfolio Turnover Rate297%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	27.9%
Corporate Bonds	27.3%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	13.3%
Short-Term Investments	13.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.6%
Residential Mortgage-Backed Securities - Non-Agency	5.2%
U.S. Government Agency Obligations	3.8%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(21.9%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	16.9%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.8%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.7%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	2.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.4%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.3%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.9%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	1.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWUIX

TSR MWUIX-0925

TCW MetWest Ultra Short Bond Fund

Class M: MWUSX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$41,854,147
  # of Portfolio Holdings230
  Portfolio Turnover Rate297%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	27.9%
Corporate Bonds	27.3%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	13.3%
Short-Term Investments	13.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.6%
Residential Mortgage-Backed Securities - Non-Agency	5.2%
U.S. Government Agency Obligations	3.8%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(21.9%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	16.9%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.8%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.7%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	2.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.4%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.3%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.9%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	1.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWUSX

TSR MWUSX-0925

TCW MetWest Strategic Income Fund

Class I: MWSIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$59,962,424
  # of Portfolio Holdings569
  Portfolio Turnover Rate154%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	29.2%
Corporate Bonds	25.5%
Residential Mortgage-Backed Securities - Agency	16.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.1%
Asset-Backed Securities	11.7%
U.S. Treasury Securities	4.6%
Short-Term Investments	2.5%
Investment Companies	1.4%
Other Security TypesFootnote Reference*	1.7%
Liabilities in Excess of Other Assets	(9.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
TCW Private Asset Income Fund, Class I	1.4%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.4%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.3%
Federal Home Loan Mortgage Corp., 4.50%, due 09/01/52	1.1%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.0%
Goldman Sachs Group, Inc., 1.09%, due 12/09/26 (1 day USD SOFR + 0.789%)	1.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	0.9%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	0.9%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWSIX

TSR MWSIX-0925

TCW MetWest Strategic Income Fund

Class M: MWSTX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$59,962,424
  # of Portfolio Holdings569
  Portfolio Turnover Rate154%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	29.2%
Corporate Bonds	25.5%
Residential Mortgage-Backed Securities - Agency	16.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.1%
Asset-Backed Securities	11.7%
U.S. Treasury Securities	4.6%
Short-Term Investments	2.5%
Investment Companies	1.4%
Other Security TypesFootnote Reference*	1.7%
Liabilities in Excess of Other Assets	(9.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
TCW Private Asset Income Fund, Class I	1.4%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.4%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.3%
Federal Home Loan Mortgage Corp., 4.50%, due 09/01/52	1.1%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.0%
Goldman Sachs Group, Inc., 1.09%, due 12/09/26 (1 day USD SOFR + 0.789%)	1.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	0.9%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	0.9%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWSTX

TSR MWSTX-0925

TCW MetWest Unconstrained Bond Fund

Class I: MWCIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,752,442,737
  # of Portfolio Holdings937
  Portfolio Turnover Rate131%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWCIX

TSR MWCIX-0925

TCW MetWest Unconstrained Bond Fund

Class M: MWCRX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,752,442,737
  # of Portfolio Holdings937
  Portfolio Turnover Rate131%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWCRX

TSR MWCRX-0925

TCW MetWest Unconstrained Bond Fund

Plan Class: MWCPX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,752,442,737
  # of Portfolio Holdings937
  Portfolio Turnover Rate131%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Plan Class: MWCPX

TSR MWCPX-0925

TCW MetWest Unconstrained Bond Fund

Class I-3: MWCZX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$2Footnote Reference+	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$2,752,442,737
  # of Portfolio Holdings937
  Portfolio Turnover Rate131%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I-3: MWCZX

TSR MWCZX-0925

TCW MetWest Investment Grade Credit Fund

Class I: MWIGX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$27,815,802
  # of Portfolio Holdings465
  Portfolio Turnover Rate165%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	61.8%
Residential Mortgage-Backed Securities - Agency	14.1%
U.S. Treasury Securities	11.3%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Residential Mortgage-Backed Securities - Non-Agency	5.5%
Short-Term Investments	5.4%
Asset-Backed Securities	3.6%
Municipal Bonds	2.5%
Other Security TypesFootnote Reference*	0.8%
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	6.2%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	1.5%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.3%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.2%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.0%
U.S. Treasury Notes, 3.63%, due 09/30/30	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWIGX

TSR MWIGX-0925

TCW MetWest Investment Grade Credit Fund

Class M: MWISX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$27,815,802
  # of Portfolio Holdings465
  Portfolio Turnover Rate165%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	61.8%
Residential Mortgage-Backed Securities - Agency	14.1%
U.S. Treasury Securities	11.3%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Residential Mortgage-Backed Securities - Non-Agency	5.5%
Short-Term Investments	5.4%
Asset-Backed Securities	3.6%
Municipal Bonds	2.5%
Other Security TypesFootnote Reference*	0.8%
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	6.2%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	1.5%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.3%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.2%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.0%
U.S. Treasury Notes, 3.63%, due 09/30/30	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWISX

TSR MWISX-0925

TCW MetWest Sustainable Securitized Fund

Class I: MWESX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$21,427,645
  # of Portfolio Holdings222
  Portfolio Turnover Rate181%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	39.8%
Commercial Mortgage-Backed Securities - Non-Agency	28.0%
Asset-Backed Securities	17.1%
U.S. Treasury Securities	14.7%
Residential Mortgage-Backed Securities - Non-Agency	11.0%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities - Agency	1.1%
Liabilities in Excess of Other Assets	(18.0%)

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.25%, due 08/15/35	6.5%
U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
U.S. Treasury Notes, 3.50%, due 09/30/27	3.7%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	3.2%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	2.8%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	2.4%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.9%
Government National Mortgage Association, TBA, 4.50%, due 08/01/54	1.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Semi-Annual Shareholder Report — September 30, 2025

Class I: MWESX

TSR MWESX-0925

TCW MetWest Sustainable Securitized Fund

Class M: MWERX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$21,427,645
  # of Portfolio Holdings222
  Portfolio Turnover Rate181%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	39.8%
Commercial Mortgage-Backed Securities - Non-Agency	28.0%
Asset-Backed Securities	17.1%
U.S. Treasury Securities	14.7%
Residential Mortgage-Backed Securities - Non-Agency	11.0%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities - Agency	1.1%
Liabilities in Excess of Other Assets	(18.0%)

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.25%, due 08/15/35	6.5%
U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
U.S. Treasury Notes, 3.50%, due 09/30/27	3.7%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	3.2%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	2.8%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	2.4%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.9%
Government National Mortgage Association, TBA, 4.50%, due 08/01/54	1.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Semi-Annual Shareholder Report — September 30, 2025

Class M: MWERX

TSR MWERX-0925

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Reports to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

[Please insert Financial Statements here]

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11 (Unaudited)

  September 30, 2025

TCW Metropolitan West Funds

Table of Contents	September 30, 2025

TCW MetWest High Yield Bond Fund

Schedule of Investments (Unaudited)	September 30, 2025

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 96.1% of Net Assets

CORPORATE BONDS — 85.1%

Advertising — 0.2%

Clear Channel Outdoor Holdings, Inc.

7.13% (1)	02/15/31		$875,000	$906,141

Aerospace & Defense — 2.4%

ATI, Inc.

5.13%	10/01/31		857,000	844,248

7.25%	08/15/30		550,000	578,022

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		1,300,000	1,238,445

TransDigm, Inc.

6.38% (1)	03/01/29		4,143,000	4,241,065

6.38% (1)	05/31/33		2,606,000	2,644,647

6.88% (1)	12/15/30		905,000	938,648

				10,485,075

Airlines — 0.6%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29		1,495,000	1,501,817

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31		980,000	995,337

				2,497,154

Apparel — 0.6%

Crocs, Inc.

4.13% (1)	08/15/31		2,169,000	1,988,626

4.25% (1)	03/15/29		630,000	604,214

				2,592,840

Auto Manufacturers — 0.4%

Allison Transmission, Inc.

3.75% (1)	01/30/31		1,180,000	1,091,087

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(3),(4)	09/06/32	EUR	600,000	815,213

				1,906,300

Auto Parts & Equipment — 0.9%

Clarios Global LP/Clarios U.S. Finance Co.

6.75% (1)	02/15/30		1,145,000	1,184,983

Forvia SE (France)

8.00% (1)	06/15/30		645,000	684,035

ZF North America Capital, Inc. (Germany)

6.88% (1)	04/23/32		1,685,000	1,616,421

7.50% (1)	03/24/31		350,000	347,725

				3,833,164

Banks — 2.6%

Bank of America Corp.

4.38% (5 yr. CMT + 2.760%) (2),(4)	01/27/27		2,040,000	2,006,116

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Bank of New York Mellon Corp.

3.75% (5 yr. CMT + 2.630%) (2),(4)	12/20/26	$2,515,000	$2,463,367

Citigroup, Inc.

6.88% (5 yr. CMT + 2.890%) (4),(2)	08/15/30	2,430,000	2,508,732

JPMorgan Chase & Co.

3.65% (5 yr. CMT + 2.850%) (2),(4)	06/01/26	805,000	796,056

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (2),(4)	09/15/26	3,515,000	3,412,749

			11,187,020

Building Materials — 0.7%

JH North America Holdings, Inc.

5.88% (1)	01/31/31	880,000	895,004

Quikrete Holdings, Inc.

6.75% (1)	03/01/33	500,000	520,010

Standard Building Solutions, Inc.

6.50% (1)	08/15/32	1,540,000	1,582,119

			2,997,133

Chemicals — 0.9%

Axalta Coating Systems LLC

3.38% (1)	02/15/29	1,183,000	1,123,815

Herens Holdco SARL (Luxemburg)

4.75% (1)	05/15/28	339,000	297,049

INEOS Finance PLC (Luxemburg)

7.50% (1)	04/15/29	542,000	531,306

SCIH Salt Holdings, Inc.

4.88% (1)	05/01/28	1,022,000	1,000,129

WR Grace Holdings LLC

7.38% (1)	03/01/31	1,035,000	1,056,435

			4,008,734

Commercial Services — 5.2%

ADT Security Corp.

5.88% (1),(5)	10/15/33	1,255,000	1,255,000

Adtalem Global Education, Inc.

5.50% (1)	03/01/28	2,036,000	2,034,249

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30	1,578,000	1,634,303

Allied Universal Holdco LLC/Allied Universal Finance Corp.

6.88% (1)	06/15/30	1,200,000	1,234,932

Block, Inc.

3.50%	06/01/31	1,390,000	1,294,869

6.50%	05/15/32	515,000	533,509

Carriage Services, Inc.

4.25% (1)	05/15/29	1,400,000	1,324,288

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Deluxe Corp.

8.13% (1)	09/15/29	$700,000	$731,668

Garda World Security Corp. (Canada)

8.38% (1)	11/15/32	620,000	644,434

Grand Canyon University

5.13%	10/01/28	1,710,000	1,682,623

Herc Holdings, Inc.

7.00% (1)	06/15/30	1,550,000	1,611,644

7.25% (1)	06/15/33	450,000	470,453

ION Platform Finance U.S., Inc.

7.88% (1),(5)	09/30/32	300,000	300,180

OT Midco, Inc.

10.00% (1)	02/15/30	2,146,000	1,458,078

Prime Security Services Borrower LLC/Prime Finance, Inc.

3.38% (1)	08/31/27	300,000	291,975

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31	884,000	909,238

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.

6.75% (1)	08/15/32	1,040,000	1,075,870

Upbound Group, Inc.

6.38% (1)	02/15/29	770,000	761,522

Valvoline, Inc.

3.63% (1)	06/15/31	802,000	735,474

VT Topco, Inc.

8.50% (1)	08/15/30	1,191,000	1,217,452

WEX, Inc.

6.50% (1)	03/15/33	978,000	1,000,435

			22,202,196

Computers — 1.5%

Amentum Holdings, Inc.

7.25% (1)	08/01/32	750,000	779,768

Insight Enterprises, Inc.

6.63% (1)	05/15/32	1,150,000	1,181,705

McAfee Corp.

7.38% (1)	02/15/30	1,146,000	1,065,482

NCR Voyix Corp.

5.13% (1)	04/15/29	2,015,000	1,989,047

Science Applications International Corp.

5.88% (1)	11/01/33	1,485,000	1,486,336

			6,502,338

Cosmetics/Personal Care — 0.8%

Edgewell Personal Care Co.

4.13% (1)	04/01/29	1,120,000	1,066,946

Opal Bidco SAS (France)

6.50% (1)	03/31/32	625,000	640,625

Prestige Brands, Inc.

3.75% (1)	04/01/31	1,847,000	1,702,786

			3,410,357

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 2.1%

American Express Co.

3.55% (5 yr. CMT + 2.854%) (2),(4)	09/15/26	$2,150,000	$2,109,731

EZCORP, Inc.

7.38% (1)	04/01/32	870,000	929,786

GGAM Finance Ltd. (Ireland)

8.00% (1)	06/15/28	352,000	373,430

8.00% (1)	02/15/27	1,275,000	1,305,842

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	4,137,000	4,203,523

			8,922,312

Electric — 3.2%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56	2,756,000	2,761,374

Alpha Generation LLC

6.75% (1)	10/15/32	1,411,000	1,458,903

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (2)	03/15/56	3,445,000	3,453,612

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56	1,480,000	1,491,796

Pike Corp.

8.63% (1)	01/31/31	1,432,000	1,537,581

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51	2,374,000	2,345,465

Vistra Operations Co. LLC

7.75% (1)	10/15/31	680,000	721,147

			13,769,878

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

6.00% (1)	09/15/33	2,145,000	2,098,883

Electronics — 0.7%

Coherent Corp.

5.00% (1)	12/15/29	566,000	558,953

Sensata Technologies BV

4.00% (1)	04/15/29	2,500,000	2,402,925

			2,961,878

Entertainment — 5.3%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29	1,040,000	1,082,682

Caesars Entertainment, Inc.

6.50% (1)	02/15/32	2,080,000	2,122,640

7.00% (1)	02/15/30	225,000	231,570

Churchill Downs, Inc.

5.75% (1)	04/01/30	1,440,000	1,441,022

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Entertainment (Continued)

Flutter Treasury DAC (Ireland)

5.88% (1)	06/04/31		$2,200,000	$2,236,102

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		2,280,000	2,255,946

LHMC Finco 2 SARL (Luxemburg)

8.63% (1),(6)	05/15/30	EUR	680,000	831,671

Light & Wonder International, Inc.

6.25% (1)	10/01/33		2,100,000	2,104,389

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33		3,205,000	3,266,408

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.

6.25% (1),(5)	10/15/30		1,483,000	1,497,207

Voyager Parent LLC

9.25% (1)	07/01/32		2,215,000	2,343,935

WarnerMedia Holdings, Inc.

5.05%	03/15/42		4,545,000	3,630,728

				23,044,300

Environmental Control — 0.6%

Luna 1.5 SARL (Luxemburg)

12.00% (1),(7)	07/01/32		545,000	564,963

Luna 2 5SARL (Luxemburg)

5.50% (1)	07/01/32	EUR	385,000	460,798

Waste Pro USA, Inc.

7.00% (1)	02/01/33		1,495,000	1,554,352

				2,580,113

Food — 1.4%

Post Holdings, Inc.

4.50% (1)	09/15/31		3,515,000	3,289,337

4.63% (1)	04/15/30		1,815,000	1,752,891

5.50% (1)	12/15/29		885,000	883,770

				5,925,998

Gas — 1.5%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		1,070,000	1,100,998

9.50% (1)	06/01/30		907,000	950,237

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		2,700,000	2,700,000

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		1,625,000	1,668,176

				6,419,411

Hand/Machine Tools — 0.2%

IMA Industria Macchine Automatiche SpA (Italy)

5.78% (3 mo. EUR EURIBOR + 3.750%) (1),(2)	04/15/29	EUR	850,000	1,009,516

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 1.2%

Bausch & Lomb Corp.

8.38% (1)	10/01/28	$2,125,000	$2,218,628

Medline Borrower LP

5.25% (1)	10/01/29	1,239,000	1,229,224

Teleflex, Inc.

4.25% (1)	06/01/28	1,729,000	1,689,527

			5,137,379

Health Care-Services — 4.3%

Centene Corp.

2.45%	07/15/28	2,404,000	2,237,283

2.63%	08/01/31	1,219,000	1,048,206

3.00%	10/15/30	865,000	773,275

Fortrea Holdings, Inc.

7.50% (1)	07/01/30	239,000	225,073

HAH Group Holding Co. LLC

9.75% (1)	10/01/31	1,415,000	1,345,750

HealthEquity, Inc.

4.50% (1)	10/01/29	1,204,000	1,169,301

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (1)	04/30/28	169,000	178,151

IQVIA, Inc.

6.25% (1)	06/01/32	1,535,000	1,583,752

Kedrion SpA (Italy)

6.50% (1)	09/01/29	2,170,000	2,147,085

ModivCare, Inc.

5.00% (1),(8),(9),(10)	10/01/29	3,627,750	90,694

Molina Healthcare, Inc.

4.38% (1)	06/15/28	150,000	146,512

6.25% (1)	01/15/33	1,935,000	1,957,794

Sotera Health Holdings LLC

7.38% (1)	06/01/31	990,000	1,039,886

Star Parent, Inc.

9.00% (1)	10/01/30	700,000	741,944

Tenet Healthcare Corp.

4.63%	06/15/28	3,800,000	3,768,726

			18,453,432

Household Products/Wares — 0.7%

Central Garden & Pet Co.

4.13% (1)	04/30/31	1,215,000	1,135,976

Spectrum Brands, Inc.

3.88% (1)	03/15/31	2,193,000	1,758,830

			2,894,806

Housewares — 0.4%

Newell Brands, Inc.

6.63%	05/15/32	1,313,000	1,296,758

7.00%	04/01/46	475,000	420,404

			1,717,162

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance — 2.2%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30	$1,915,000	$1,996,924

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.75% (1)	04/15/28	450,000	457,817

7.00% (1)	01/15/31	930,000	962,048

AmWINS Group, Inc.

6.38% (1)	02/15/29	545,000	556,282

Ardonagh Group Finance Ltd. (United Kingdom)

8.88% (1)	02/15/32	540,000	568,814

Farmers Insurance Exchange

7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64	1,650,000	1,728,094

HUB International Ltd.

7.25% (1)	06/15/30	455,000	475,015

7.38% (1)	01/31/32	2,070,000	2,161,556

Panther Escrow Issuer LLC

7.13% (1)	06/01/31	695,000	723,161

			9,629,711

Internet — 1.9%

Arches Buyer, Inc.

6.13% (1)	12/01/28	1,473,000	1,446,309

Cogent Communications Group LLC/Cogent Finance, Inc.

6.50% (1)	07/01/32	790,000	768,788

7.00% (1)	06/15/27	1,715,000	1,715,069

Getty Images, Inc.

11.25% (1)	02/21/30	1,080,000	1,032,091

Snap, Inc.

6.88% (1)	03/01/33	2,800,000	2,866,528

6.88% (1)	03/15/34	267,000	270,757

			8,099,542

Investment Companies — 0.8%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	1,310,000	1,265,473

9.75%	01/15/29	1,000,000	1,007,180

10.00% (1)	11/15/29	1,069,000	1,075,756

			3,348,409

Iron & Steel — 0.2%

Cleveland-Cliffs, Inc.

7.38% (1)	05/01/33	1,000,000	1,021,480

Leisure Time — 0.6%

MajorDrive Holdings IV LLC

6.38% (1)	06/01/29	1,415,000	1,161,956

Sabre GLBL, Inc.

10.75% (1)	11/15/29	1,355,000	1,313,618

			2,475,574

Issues	Maturity Date	Principal Amount	Value

Lodging — 3.0%

Choice Hotels International, Inc.

5.85%	08/01/34	$1,000,000	$1,023,570

Hilton Domestic Operating Co., Inc.

5.75% (1)	09/15/33	850,000	862,470

Las Vegas Sands Corp.

6.00%	06/14/30	1,350,000	1,406,335

MGM Resorts International

6.50%	04/15/32	2,192,000	2,235,314

Wyndham Hotels & Resorts, Inc.

4.38% (1)	08/15/28	2,399,000	2,345,574

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.25% (1)	05/15/27	4,854,000	4,853,272

			12,726,535

Machinery-Diversified — 0.4%

Oregon Tool Lux LP

7.88% (1)	10/15/29	1,117,022	394,007

TK Elevator U.S. Newco, Inc. (Germany)

5.25% (1)	07/15/27	1,180,000	1,178,974

			1,572,981

Media — 7.3%

AMC Networks, Inc.

10.25% (1)	01/15/29	1,261,000	1,329,977

Cable One, Inc.

4.00% (1)	11/15/30	1,150,000	975,821

CCO Holdings LLC/CCO Holdings Capital Corp.

4.50% (1)	06/01/33	3,820,000	3,396,706

5.00% (1)	02/01/28	470,000	465,902

5.13% (1)	05/01/27	3,025,000	3,009,724

5.38% (1)	06/01/29	1,740,000	1,729,786

CSC Holdings LLC

5.75% (1)	01/15/30	1,758,000	671,679

6.50% (1)	02/01/29	6,863,000	5,076,698

11.75% (1)	01/31/29	1,513,000	1,278,016

DISH DBS Corp.

5.13%	06/01/29	1,900,000	1,628,205

DISH Network Corp.

11.75% (1)	11/15/27	1,470,000	1,556,936

Gray Media, Inc.

10.50% (1)	07/15/29	500,000	541,255

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	1,195,000	1,057,886

Sinclair Television Group, Inc.

4.38% (1)	12/31/32	300,000	215,709

8.13% (1)	02/15/33	1,612,000	1,660,698

Sirius XM Radio LLC

3.88% (1)	09/01/31	1,578,000	1,432,051

4.00% (1)	07/15/28	500,000	483,600

5.50% (1)	07/01/29	770,000	770,554

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Univision Communications, Inc.

8.00% (1)	08/15/28	$420,000	$435,334

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29	972,000	960,870

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	3,072,000	2,781,819

			31,459,226

Mining — 0.1%

Compass Minerals International, Inc.

8.00% (1)	07/01/30	540,000	565,321

Office/Business Equipment — 0.4%

Xerox Corp.

10.25% (1)	10/15/30	1,015,000	1,032,357

Zebra Technologies Corp.

6.50% (1)	06/01/32	750,000	771,045

			1,803,402

Oil & Gas — 2.7%

Hilcorp Energy I LP/Hilcorp Finance Co.

7.25% (1)	02/15/35	1,000,000	979,440

Matador Resources Co.

6.50% (1)	04/15/32	1,575,000	1,595,081

Petroleos Mexicanos (Mexico)

5.95%	01/28/31	524,000	508,531

Sunoco LP

5.88% (1)	03/15/34	2,140,000	2,122,645

7.88% (5 yr. CMT + 4.230%) (1),(4),(2)	09/18/30	4,280,000	4,360,421

Transocean International Ltd.

8.75% (1)	02/15/30	427,500	449,995

Transocean Poseidon Ltd.

6.88% (1)	02/01/27	731,250	732,281

Transocean Titan Financing Ltd.

8.38% (1)	02/01/28	939,048	965,407

			11,713,801

Oil & Gas Services — 1.8%

Archrock Partners LP/Archrock Partners Finance Corp.

6.63% (1)	09/01/32	2,065,000	2,120,548

Kodiak Gas Services LLC

6.75% (1)	10/01/35	1,455,000	1,494,780

USA Compression Partners LP/USA Compression Finance Corp.

6.25% (1)	10/01/33	1,290,000	1,295,857

7.13% (1)	03/15/29	1,194,000	1,234,190

WBI Operating LLC

6.50% (1),(5)	10/15/33	1,460,000	1,460,000

			7,605,375

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers — 1.6%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26		$900,000	$870,858

5.25% (1)	08/15/27		990,000	396,257

Ball Corp.

5.50%	09/15/33		2,115,000	2,138,878

Clearwater Paper Corp.

4.75% (1)	08/15/28		2,933,000	2,761,860

Graphic Packaging International LLC

6.38% (1)	07/15/32		600,000	610,308

				6,778,161

Pharmaceuticals — 4.3%

1261229 BC Ltd.

10.00% (1)	04/15/32		3,482,000	3,578,277

180 Medical, Inc. (United Kingdom)

3.88% (1)	10/15/29		1,250,000	1,195,363

Amneal Pharmaceuticals LLC

6.88% (1)	08/01/32		1,322,000	1,369,076

Bausch Health Cos., Inc.

14.00% (1)	10/15/30		192,000	192,801

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		1,505,000	1,555,718

7.00% (5 yr. CMT + 2.886%) (2)	03/10/55		650,000	684,457

Dolcetto Holdco SpA (Italy)

5.63% (1)	07/14/32	EUR	550,000	663,892

Grifols SA (Spain)

4.75% (1)	10/15/28		665,000	646,127

7.50% (3)	05/01/30	EUR	1,305,000	1,618,784

Jazz Securities DAC

4.38% (1)	01/15/29		1,468,000	1,432,181

Option Care Health, Inc.

4.38% (1)	10/31/29		1,000,000	967,710

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.

8.75% (1)	04/17/32		710,000	692,697

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		2,142,000	2,232,778

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		1,621,000	1,673,407

				18,503,268

Pipelines — 4.5%

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (2),(4)	02/15/28		2,457,000	2,466,951

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		849,000	858,823

8.25% (1)	01/15/32		1,405,000	1,483,582

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

ITT Holdings LLC

6.50% (1)	08/01/29	$1,000,000	$983,690

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13% (1)	02/15/29	710,000	728,865

8.38% (1)	02/15/32	2,042,000	2,097,236

Rockies Express Pipeline LLC

6.88% (1)	04/15/40	373,000	384,343

TransMontaigne Partners LLC

8.50% (1)	06/15/30	970,000	1,012,360

Venture Global LNG, Inc.

7.00% (1)	01/15/30	2,417,000	2,502,803

9.00% (5 yr. CMT + 5.440%) (1),(2),(4)	09/30/29	1,485,000	1,471,873

9.88% (1)	02/01/32	2,069,000	2,254,548

Venture Global Plaquemines LNG LLC

6.50% (1)	01/15/34	772,000	814,035

6.75% (1)	01/15/36	1,539,000	1,638,650

7.75% (1)	05/01/35	806,000	910,949

			19,608,708

Real Estate — 0.2%

Cushman & Wakefield U.S. Borrower LLC

8.88% (1)	09/01/31	717,000	768,975

REIT — 1.6%

GLP Capital LP/GLP Financing II, Inc. (REIT)

6.75%	12/01/33	750,000	814,800

Hudson Pacific Properties LP

3.95%	11/01/27	1,160,000	1,117,730

5.95%	02/15/28	1,265,000	1,248,934

Iron Mountain, Inc.

6.25% (1)	01/15/33	935,000	954,457

RHP Hotel Properties LP/RHP Finance Corp.

6.50% (1)	04/01/32	1,575,000	1,621,746

6.50% (1)	06/15/33	1,100,000	1,133,297

			6,890,964

Retail — 5.7%

1011778 BC ULC/New Red Finance, Inc. (Canada)

4.00% (1)	10/15/30	3,075,000	2,900,217

Arcos Dorados BV (Brazil)

6.38% (1)	01/29/32	1,087,000	1,148,829

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32	2,165,000	2,267,599

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26	2,240,000	2,219,303

5.88% (1)	04/01/29	1,827,000	1,701,284

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.

6.75% (1)	01/15/30	975,000	916,412

FirstCash, Inc.

5.63% (1)	01/01/30	2,071,000	2,072,284

Issues	Maturity Date	Principal Amount		Value

Retail (Continued)

Lithia Motors, Inc.

3.88% (1)	06/01/29		$$875,000	$$836,771

5.50% (1)	10/01/30		600,000	599,412

Macy’s Retail Holdings LLC

7.38% (1)	08/01/33		650,000	679,887

Michaels Cos., Inc.

5.25% (1)	05/01/28		1,660,000	1,530,570

7.88% (1)	05/01/29		748,000	627,280

Murphy Oil USA, Inc.

3.75% (1)	02/15/31		1,293,000	1,203,499

Papa John’s International, Inc.

3.88% (1)	09/15/29		2,160,000	2,075,522

QXO Building Products, Inc.

6.75% (1)	04/30/32		1,730,000	1,797,453

Staples, Inc.

10.75% (1)	09/01/29		1,140,000	1,131,176

Suburban Propane Partners LP/Suburban Energy Finance Corp.

5.00% (1)	06/01/31		712,000	677,945

				24,385,443

Software — 2.3%

Cloud Software Group, Inc.

6.50% (1)	03/31/29		2,250,000	2,272,905

8.25% (1)	06/30/32		355,000	377,031

9.00% (1)	09/30/29		355,000	368,103

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL

8.75% (1)	05/01/29		1,771,000	1,836,279

Open Text Corp. (Canada)

6.90% (1)	12/01/27		2,000,000	2,082,480

RingCentral, Inc.

8.50% (1)	08/15/30		616,000	656,644

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		2,575,000	2,440,405

				10,033,847

Telecommunications — 4.5%

Altice Financing SA (Luxembourg)

5.75% (1)	08/15/29		2,430,000	1,828,089

9.63% (1)	07/15/27		1,020,000	920,989

Altice France SA

5.13% (1)	07/15/29		2,950,000	2,562,812

CommScope LLC

9.50% (1)	12/15/31		996,000	1,031,677

EchoStar Corp.

10.75%	11/30/29		2,300,000	2,532,737

Frontier Communications Holdings LLC

8.63% (1)	03/15/31		2,530,000	2,674,362

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	1,095,000	1,218,073

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Level 3 Financing, Inc.

6.88% (1)	06/30/33		$1,530,000	$1,561,105

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		1,856,000	1,746,422

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		2,632,000	2,729,674

Zayo Group Holdings, Inc.

9.25% (1),(11)	03/09/30		482,988	462,490

				19,268,430

Water — 0.1%

Holding d’Infrastructures des Metiers de l’Environnement SAS (France)

4.88% (3)	10/24/29	EUR	500,000	610,136

Total Corporate Bonds

(Cost: $362,437,216)				366,332,809

BANK LOANS — 11.0%

Advertising — 0.2%

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (2)	07/15/28		663,709	663,434

Aerospace/Defense — 0.2%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

8.83% (3 mo. USD Term SOFR + 4.500%) (2)	02/11/32		796,000	799,486

Auto Parts & Equipment — 0.2%

First Brands Group LLC 2021 Term Loan

9.57% (3 mo. USD Term SOFR + 5.000%) (2)	03/30/27		2,105,778	765,608

Beverages — 0.7%

Celsius Holdings, Inc. Term Loan

7.29% (3 mo. USD Term SOFR + 3.000%) (2)	04/01/32		1,042,388	1,046,296

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29		1,250,000	1,261,981

Naked Juice LLC 2025 FLTO Term Loan

10.10% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30		5,779	2,418

Issues	Maturity Date	Principal Amount	Value

Beverages (Continued)

Pegasus Bidco BV 2024 USD Term Loan B

6.76% (3 mo. USD Term SOFR + 2.750%) (2)	07/12/29	$714,837	$718,590

			3,029,285

Commercial Services — 1.1%

Fugue Finance BV 2025 Term Loan B

6.95% (3 mo. USD Term SOFR + 2.750%) (2)	01/09/32	496,256	497,986

Kelso Industries LLC Delayed Draw Term Loan

0.00% (2),(12)	12/30/29	25,000	25,125

Kelso Industries LLC Term Loan

9.91% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	418,121	420,211

Ryan LLC Term Loan

7.66% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	1,429,749	1,434,353

Veritiv Corp. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%)(2)	11/30/30	1,301,850	1,290,550

VT Topco, Inc. 2024 1st Lien Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%)(2)	08/09/30	912,617	886,096

			4,554,321

Computers — 0.4%

Nielsen Consumer, Inc. 2025 USD Term Loan

7.57% (1 mo. USD Term SOFR + 3.250%) (2)	03/06/28	746,255	745,673

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	100,000	100,451

X Corp. Term Loan

10.96% (3 mo. USD Term SOFR + 6.500%) (2)	10/26/29	1,044,445	1,026,021

			1,872,145

Cosmetics/Personal Care — 0.1%

Opal Bidco SAS USD Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (2)	04/28/32	625,000	627,422

Electric — 0.6%

Edgewater Generation LLC 2025 Repriced Term Loan

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	08/01/30	1,068,163	1,072,083

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Kestrel Acquisition LLC 2024 Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (2)	11/06/31	$693,494	$696,674

South Field LLC 2025 Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	630,849	633,214

South Field LLC 2025 Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	40,568	40,720

			2,442,691

Electrical Components & Equipment — 0.1%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	681,957	585,119

Electronics — 0.1%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	645,125	647,812

Engineering & Construction — 0.2%

Astrion Group LLC 2024 Term Loan

9.29% (6 mo. USD Term SOFR + 5.000%) (2)	08/29/31	995,981	968,591

Entertainment — 0.4%

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (2)	08/16/31	1,584,966	1,592,891

Environmental Control — 0.3%

Action Environmental Group, Inc. 2023 Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (2)	10/24/30	1,496,203	1,498,073

Food — 0.4%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.28% (1 mo. USD Term SOFR + 4.000%) (2)	06/09/28	643,303	644,114

United Natural Foods, Inc. 2024 Term Loan

8.91% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	1,254,978	1,263,869

			1,907,983

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.3%

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	08/20/32	$1,100,000	$1,095,650

Health Care-services — 1.0%

ADMI Corp. 2023 Term Loan B5

9.91% (1 mo. USD Term SOFR + 5.750%) (2)	12/23/27	691,206	671,769

Heartland Dental LLC 2025 Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	748,125	747,755

Modivcare, Inc. 2024 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	07/01/31	2,276,997	1,093,904

Modivcare, Inc. 2025 DIP Term Loan

11.14% (1 mo. USD Term SOFR + 7.000%) (2)	02/22/26	388,646	384,760

Modivcare, Inc. 2025 Incremental Term Loan

13.78% (3 mo. USD Term SOFR + 9.500%) (2)	01/12/26	368,452	165,803

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	06/20/28	730,000	731,825

Sotera Health Holdings LLC 2024 Term Loan B

6.66% (1 mo. USD Term SOFR + 2.500%) (2)	05/30/31	424,264	425,414

			4,221,230

Insurance — 0.1%

Acrisure LLC 2024 1st Lien Term Loan B6

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	11/06/30	296,013	295,876

Asurion LLC 2021 Second Lien Term Loan B4

9.53% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	195,000	187,105

			482,981

Internet — 1.3%

Barracuda Networks, Inc. 2022 Term Loan

8.81% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	744,260	627,460

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	$1,372,581	$1,389,526

Endure Digital, Inc. Non-CoOp Term Loan

7.84% (1 mo. USD Term SOFR + 3.500%) (2)	02/10/28	1,196,875	630,454

Magnite, Inc. 2025 Repriced Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	2,371,125	2,379,530

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (2)	05/03/28	436,715	421,157

			5,448,127

Machinery-Diversified — 0.2%

Oregon Tool, Inc. 2025 2nd Lien Term Loan

8.45% (3 mo. USD Term SOFR + 4.000%) (2)	10/15/29	1,166,334	910,032

Media — 0.8%

Charter Communications Operating LLC 2024 Term Loan B5

6.54% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31	1,994,975	1,996,411

NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan

11.46% (3 mo. USD Term SOFR + 7.000%) (2)	10/19/26	875,000	798,989

Virgin Media Bristol LLC 2023 USD Term Loan Y

7.37% (6 mo. USD Term SOFR + 3.175%) (2)	03/31/31	681,000	672,488

			3,467,888

Mining — 0.2%

American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan

0.00% (13)	06/09/28	205,462	205,078

American Rock Salt Co. LLC 2024 First Out Term Loan

11.46% (3 mo. USD Term SOFR + 7.000%) (2)	06/09/28	693,706	692,409

			897,487

Packaging & Containers — 0.2%

Plaze, Inc. 2020 Incremental Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	08/03/26	743,093	697,344

Issues	Maturity Date	Principal Amount		Value

REIT — 0.4%

OEG Borrower LLC 2024 Term Loan B

7.64% (1 mo. USD Term SOFR + 3.500%) (2)	06/30/31		$1,572,558	$1,584,352

Retail — 0.3%

Tacala LLC 2024 Term Loan B

7.66% (1 mo. USD Term SOFR + 3.500%) (2)	01/31/31		1,194,373	1,201,092

Software — 1.1%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	12/29/28		544,343	494,460

Cloudera, Inc. 2021 Term Loan

8.01% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28		997,416	983,906

DTI Holdco, Inc. 2025 Term Loan B

8.16% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29		1,741,250	1,556,251

EagleView Technology Corp. 2025 Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	08/14/28		1,042,890	1,026,923

Planview Parent, Inc. 2024 1st Lien Term Loan

7.50% (3 mo. USD Term SOFR + 3.500%) (2)	12/17/27		721,357	711,889

				4,773,429

Telecommunications — 0.1%

Cyxtera DC Holdings, Inc. Term Loan B

0.00% (14)	01/16/26		355,886	—

Zayo Group Holdings, Inc. USD Term Loan

7.28% (1 mo. USD Term SOFR + 3.000%) (2)	03/09/27		365,949	361,748

				361,748

Total Bank Loans

(Cost: $50,441,945)				47,096,221

Total Fixed Income Securities

(Cost: $412,879,161)				413,429,030

CONVERTIBLE SECURITIES — 0.1%

Convertible Corporate Bonds — 0.1%

Commercial Services — 0.1%

Worldline SA (France) 0.00% (3),(15)	07/30/26	EUR	555,440	622,098

Total Convertible Corporate Bonds

(Cost: $586,568)				622,098

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

COMMON STOCK — 0.0%

Telecommunications — 0.0%

Intelsat SA (14),(16)	$15,691	$8,787

Total Common Stock

(Cost: $—)		8,787

MONEY MARKET INVESTMENTS — 4.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09% (17)	4,064,584	4,064,584

TCW Central Cash Fund, 4.14% (17),(18)	13,418,795	13,418,795

Total Money Market Investments

(Cost: $17,483,379)		17,483,379

Issues	Shares	Value

WARRANTS — 0.0%

Entertainment — 0.0%

Cineworld Group PLC (14),(16)	$288,340	$4

Total Warrants

(Cost: $—)		4

Total Investments (100.3%)

(Cost: $430,949,108)		431,543,298

Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)		(195)

Liabilities In Excess Of Other Assets (-0.3%)		(1,240,378)

Net Assets (100.0%)		$430,302,725

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (19)
Goldman Sachs & Co.	EUR	1,955,972	10/10/25	$2,272,617	$2,299,391	$26,774

				$2,272,617	$2,299,391	$26,774

SELL (20)
Citibank N.A.	EUR	7,931,044	10/10/25	$9,339,883	$9,323,535	$16,348
Bank of New York	EUR	508,400	10/10/25	594,084	597,662	(3,578)

				$9,933,967	$9,921,197	$12,770

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

September 30, 2025

Notes to the Schedule of Investments:

ACES	Alternative Credit Enhancement Securities.
EUR	Euro Currency.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $288,606,512 or 67.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $4,884,304 or 1.1% of net assets.
(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.63% cash or 9.38% PIK interest.
(7)	PIK.
(8)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(9)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(10)	Restricted security (Note 11).
(11)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 0.50% PIK interest.
(12)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $73,889, at an interest rate of 10.08% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $440,276, at an interest rate of 11.59% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 7.0% per annum.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(15)	Security is not accruing interest.
(16)	Non-income producing security.
(17)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(18)	Affiliated issuer.
(19)	Fund buys foreign currency, sells USD.
(20)	Fund sells foreign currency, buys USD.

The summary of the High Yield Bond Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$9,789,160	$187,029,635	$183,400,000	13,418,795	$13,418,795	$287,827	$—	$—	$—

Total					$13,418,795	$287,827	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$366,332,809	$—	$366,332,809
Bank Loans	—	47,096,221	—	47,096,221

Total Fixed Income Securities	—	413,429,030	—	413,429,030

Convertible Securities
Convertible Corporate Bonds	—	622,098	—	622,098
Equity Securities
Money Market Investments	17,483,379	—	—	17,483,379
Common Stock	—	—	8,787	8,787
Warrants	—	—	4	4

Total Equity Securities	17,483,379	—	8,791	17,492,170

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(195)	$—	$(195)

Total Investments	$17,483,379	$414,050,933	$8,791	$431,543,103

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	43,122	—	43,122

Total	$17,483,379	$414,094,055	$8,791	$431,586,225

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,578)	$—	$(3,578)

Total	$—	$(3,578)	$—	$(3,578)

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited)	September 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 108.2% of Net Assets

ASSET-BACKED SECURITIES — 3.6%

AMMC CLO 24 Ltd. Series 2021-24A, Class AR

5.53% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35	$75,000	$75,146

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

6.00% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	70,000	70,161

Apidos CLO XII Ltd. Series 2013-12A, Class ARR

5.40% (3 mo. USD Term SOFR + 1.080%)(1),(2)	04/15/31	40,186	40,209

ARES XXVII CLO Ltd. Series 2013-2A, Class AR3

5.46% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	90,000	90,023

Dryden 72 CLO Ltd. Series 2019-72A, Class ARR

5.31% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	54,729	54,774

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

5.41% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34	70,000	70,003

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	23,077	21,968

LCM 29 Ltd. Series 29A, Class AR

5.65% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	111,598	111,775

Octagon Investment Partners 46 Ltd. Series 2020-2A, Class AR

5.74% (3 mo. USD Term SOFR + 1.422%)(1),(2)	07/15/36	70,000	70,139

Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR

5.72% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	115,000	115,200

Rockford Tower CLO Ltd. Series 2019-2A, Class AR2

5.33% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	54,029	54,109

Sabey Data Center Issuer LLC Series 2021-1, Class A2

1.88% (1)	06/20/46	83,000	81,161

Skyline Aviation, Inc. Class A

3.23% (3)	07/03/38	29,312	27,480

SLM Student Loan Trust Series 2008-2, Class B

5.80% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	20,000	20,629

SLM Student Loan Trust Series 2008-3, Class B

5.80% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	20,000	20,213

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-5, Class B

6.45% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	$35,000	$36,127

SLM Student Loan Trust Series 2008-6, Class B

6.45% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	20,264

SLM Student Loan Trust Series 2008-7, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	20,000	19,900

Wachovia Student Loan Trust Series 2006-1, Class A6

4.77% (90 day USD SOFR Average + 0.432%) (1),(2)	04/25/40	12,781	12,653

Total Asset-Backed Securities

(Cost: $1,003,883)			1,011,934

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 14.1%

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52	40,802	33,055

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	38,248	32,393

Federal Home Loan Mortgage Corp. REMICS Series 4064, Class TB (PAC)

3.50%	06/15/42	98,618	92,671

Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O)

5.50%	07/15/36	98,649	17,331

Federal National Mortgage Association, Pool #MA4656

4.50% (4)	07/01/52	157,070	153,194

Federal National Mortgage Association, Pool #BW9897

4.50%	10/01/52	19,624	19,116

Federal National Mortgage Association, Pool #MA4917

4.50% (4)	02/01/53	441,055	429,762

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

1.53% (-30 day USD SOFR Average + 5.886%) (2)	11/25/41	42,272	3,243

Federal National Mortgage Association REMICS Series 2012-128, Class UA

2.50%	06/25/42	18,228	16,071

Federal National Mortgage Association REMICS Series 2013-5, Class GF

5.00% (30 day USD SOFR Average + 1.214%) (2)	10/25/42	26,375	25,638

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2024-73, Class FB

5.56% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	$35,207	$35,256

Government National Mortgage Association, Pool #MA8427

4.50%	11/20/52	119,746	116,992

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	95,927	93,211

Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F)

2.35% (-1 mo. USD Term SOFR + 6.486%) (2)	10/20/33	105,258	8,235

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	17,179	15,832

Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)

3.50%	11/20/48	1,738	1,668

Government National Mortgage Association REMICS Series 2019-15, Class GT

3.50%	02/20/49	14,696	13,608

Government National Mortgage Association REMICS Series 2023-113, Class FD

5.74% (30 day USD SOFR Average + 1.350%) (2)	08/20/53	32,550	32,693

Government National Mortgage Association, TBA

2.50% (5)	12/01/51	175,000	150,667

4.00% (5)	05/01/52	175,000	164,598

4.50% (5)	08/01/54	75,000	72,749

5.00% (5)	04/01/55	225,000	223,831

5.50% (5)	04/01/55	150,000	151,131

Uniform Mortgage-Backed Security, TBA

2.00% (5)	10/01/51	150,000	120,994

2.50% (5)	11/01/51	125,000	105,369

3.00% (5)	12/01/51	400,000	351,441

3.50% (5)	01/01/52	450,000	411,384

4.00% (5)	02/01/52	525,000	494,905

4.50% (5)	06/01/54	150,000	145,521

5.00% (5)	03/01/55	200,000	198,373

5.50% (5)	03/01/55	175,000	176,488

Total Residential Mortgage-backed Securities — Agency

(Cost: $3,964,798)			3,907,420

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY — 8.7%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	69,000	66,650

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

245 Park Avenue Trust Series 2017-245P, Class A

3.51% (1)	06/05/37	$115,000	$112,775

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (1),(6),(7)	08/10/38	100,000	97,576

BFLD Mortgage Trust Series 2024-VICT, Class A

6.04% (1 mo. USD Term SOFR + 1.890%) (1),(2)	07/15/41	39,000	39,182

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41	79,000	75,293

BX Trust Series 2021-LBA, Class DV

5.87% (1 mo. USD Term SOFR + 1.714%) (1),(2)	02/15/36	33,214	33,170

BX Trust Series 2023-DELC, Class B

7.49% (1 mo. USD Term SOFR + 3.339%) (1),(2)	05/15/38	32,000	32,319

BXP Trust Series 2017-GM, Class B

3.54% (1),(6)	06/13/39	100,000	97,426

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41	100,000	90,850

COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O)

0.77% (6)	06/10/47	12,781	—

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.69% (6)	09/10/47	103,856	1

COMM Mortgage Trust Series 2016-787S, Class A

3.55% (1)	02/10/36	35,000	34,641

COMM Mortgage Trust Series 2024-277P, Class A

6.34% (1)	08/10/44	79,000	83,337

CSAIL Commercial Mortgage Trust Series 2015-C4, Class AS

4.17% (6)	11/15/48	39,263	39,163

CSAIL Commercial Mortgage Trust Series 2019-C18, Class A2

2.84%	12/15/52	20,349	20,065

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43	100,000	89,897

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	106,000	94,822

Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A

3.67% (1),(6)	09/10/35	56,000	55,895

FirstKey Homes Trust Series 2021-SFR2, Class E2

2.36% (1)	09/17/38	100,000	96,925

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

FirstKey Homes Trust Series 2022-SFR1, Class D

5.20% (1)	05/19/39	$70,000	$69,846

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B

6.94% (1 mo. USD Term SOFR + 2.790%) (1),(2)	03/15/28	100,000	100,700

GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)

0.11% (1),(6)	08/10/44	90,781	67

GWT Trust Series 2024-WLF2, Class B

6.29% (1 mo. USD Term SOFR + 2.141%) (1),(2)	05/15/41	37,000	37,176

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O)

0.55% (6)	09/15/47	109,424	2

JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O)

0.61% (6)	11/15/47	278,350	3

JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class XB (I/O)

1.41% (1),(6)	11/15/43	425,656	17

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.95% (1),(6)	09/06/38	70,000	68,862

Manhattan West Mortgage Trust Series 2020-1MW, Class B

2.41% (1),(6)	09/10/39	100,000	95,464

MHC Commercial Mortgage Trust Series 2021-MHC, Class B

5.37% (1 mo. USD Term SOFR + 1.215%) (1),(2)	04/15/38	36,000	36,049

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)

0.69% (6)	04/15/48	103,045	1

NRTH Mortgage Trust Series 2024-PARK, Class A

5.79% (1 mo. USD Term SOFR + 1.641%) (1),(2)	03/15/39	135,000	134,885

Progress Residential Trust Series 2021-SFR11, Class E2

3.53% (1)	01/17/39	80,000	75,517

SCOTT Trust Series 2023-SFS, Class A

5.91% (1)	03/10/40	110,000	113,188

SMRT Commercial Mortgage Trust Series 2022-MINI, Class B

5.50% (1 mo. USD Term SOFR + 1.350%) (1),(2)	01/15/39	33,000	32,893

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

SREIT Trust Series 2021-MFP, Class B

5.34% (1 mo. USD Term SOFR + 1.194%) (1),(2)	11/15/38	$41,942	$41,917

SREIT Trust Series 2021-MFP2, Class C

5.64% (1 mo. USD Term SOFR + 1.485%) (1),(2)	11/15/36	100,000	99,949

SREIT Trust Series 2021-PALM, Class C

5.22% (1 mo. USD Term SOFR + 1.074%) (1),(2)	10/15/34	50,000	49,892

TCO Commercial Mortgage Trust Series 2024-DPM, Class B

5.74% (1 mo. USD Term SOFR + 1.592%) (1),(2)	12/15/39	100,000	100,089

UBS Commercial Mortgage Trust Series 2019-C17, Class AS

3.20%	10/15/52	60,000	55,631

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O)

0.05% (6)	07/15/58	139,576	1

Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class AS

4.00% (6)	12/15/59	52,000	51,314

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A

6.01% (1)	06/10/37	100,000	104,168

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $2,520,652)			2,427,618

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)

4.19% (6)	10/25/43	15,496	2

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (6)	04/25/36	38,832	2

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.71% (6)	01/25/39	224,928	8,348

Government National Mortgage Association Series 2012-112 (I/O)

0.11% (6)	02/16/53	1,559,711	4,817

Government National Mortgage Association Series 2013-1 (I/O)

0.59% (6)	02/16/54	393,951	6,149

Government National Mortgage Association Series 2013-125 (I/O)

0.25% (6)	10/16/54	626,747	10,716

Total Commercial Mortgage-backed Securities — Agency

(Cost: $191,813)			30,034

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.5%

ABFC Trust Series 2006-OPT1, Class A3D

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	09/25/36	$48,460	$48,056

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R11, Class M3

5.02% (1 mo. USD Term SOFR + 0.864%) (2)	01/25/36	53,859	53,143

BCMSC Trust Series 2000-A, Class A2

7.58% (6)	06/15/30	19,426	1,270

Bear Stearns ARM Trust Series 2004-1, Class 12A

5.28% (6)	04/25/34	4,774	4,277

Carrington Mortgage Loan Trust Series 2006-FRE1, Class A3

4.42% (1 mo. USD Term SOFR + 0.264%) (2)	04/25/36	44,173	43,576

Carrington Mortgage Loan Trust Series 2007-HE1, Class A4

4.56% (1 mo. USD Term SOFR + 0.404%) (2)	06/25/37	85,000	81,606

Chase Home Lending Mortgage Trust Series 2024-10, Class A4A

5.50% (1),(6)	10/25/55	88,763	89,193

CIM Trust Series 2021-R4, Class A1A

2.00% (1),(6)	05/01/61	42,560	40,014

Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1

4.90% (1 mo. USD Term SOFR + 0.744%) (2)	02/25/35	28,301	26,575

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1

5.17% (1 mo. USD Term SOFR + 1.014%) (2)	10/25/47	15,063	14,118

Cross Mortgage Trust Series 2024-H6, Class A1

5.13% (1),(6)	09/25/69	83,973	84,072

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class M2

5.86% (30 day USD SOFR Average + 1.500%) (1),(2)	10/25/41	42,799	42,928

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1M2

6.26% (30 day USD SOFR Average + 1.900%) (1),(2)	12/25/41	50,000	50,718

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2

6.16% (30 day USD SOFR Average + 1.800%) (1),(2)	01/25/44	50,000	50,484

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GCAT Trust Series 2023-INV1, Class A7

6.00% (1),(6)	08/25/53	$66,059	$66,831

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1

5.19% (6)	09/25/35	6,108	5,892

Home Equity Asset Trust Series 2005-4, Class M6

4.39% (1 mo. USD Term SOFR + 1.194%) (2)	10/25/35	56,467	56,238

Impac CMB Trust Series 2007-A, Class A

4.77% (1 mo. USD Term SOFR + 0.614%) (1),(2)	05/25/37	58,210	56,781

IndyMac INDX Mortgage Loan Trust Series 2007-FLX3, Class A1

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	06/25/37	99,894	93,284

Long Beach Mortgage Loan Trust Series 2006-1, Class 1A

4.71% (1 mo. USD Term SOFR + 0.554%) (2)	02/25/36	1,975	1,954

MFA Trust Series 2021-INV1, Class A3

1.26% (1),(6)	01/25/56	39,583	38,491

Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 3A1

5.20% (6)	07/25/34	6,300	6,235

New Residential Mortgage Loan Trust Series 2022-NQM4, Class A1

5.00% (1)	06/25/62	74,726	74,509

OBX Trust Series 2024-HYB1, Class A1

3.63% (1),(6)	03/25/53	62,867	61,913

OBX Trust Series 2024-NQM14, Class A1

4.94% (1)	09/25/64	77,496	77,534

OBX Trust Series 2024-NQM15, Class A1

5.32% (1)	10/25/64	81,515	81,936

Saxon Asset Securities Trust Series 2007-2, Class A2A

4.37% (1 mo. USD Term SOFR + 0.214%) (2)	05/25/47	55,423	40,999

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A2

4.95% (1 mo. USD Term SOFR + 0.814%) (2)	03/19/34	795	758

Structured Asset Securities Corp. Series 2005-WF1, Class M4

5.40% (1 mo. USD Term SOFR + 1.239%) (2)	02/25/35	66,010	65,880

Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A1

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	85,903	81,935

Verus Securitization Trust Series 2023-4, Class A1

5.81% (1)	05/25/68	63,884	64,117

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 2A1

4.87% (1 mo. USD Term SOFR + 0.714%) (2)	04/25/34	$8,712	$8,579

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $1,520,647)			1,513,896

CORPORATE BONDS — 61.8%

Aerospace & Defense — 0.4%

BAE Systems Holdings, Inc. (United Kingdom)

3.85% (1)	12/15/25	10,000	9,991

Boeing Co.

3.63%	02/01/31	100,000	95,800

General Electric Co.

4.96% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26	10,000	10,020

			115,811

Agriculture — 1.0%

Altria Group, Inc.

4.88%	02/04/28	40,000	40,664

BAT Capital Corp. (United Kingdom)

4.39%	08/15/37	95,000	87,132

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28	35,000	35,252

Philip Morris International, Inc.

5.75%	11/17/32	60,000	63,974

Reynolds American, Inc. (United Kingdom)

5.70%	08/15/35	50,000	52,062

			279,084

Airlines — 0.6%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	17,526	16,830

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33	24,550	21,737

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	24,694	23,292

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	93,298	96,339

			158,198

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32	35,000	36,147

5.80% (1)	03/27/35	20,000	20,523

			56,670

Issues	Maturity Date	Principal Amount	Value

Banks — 13.1%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (2)	03/11/27	$25,000	$24,711

2.30% (1 day USD SOFR + 1.220%) (2)	07/21/32	442,000	392,129

2.59% (1 day USD SOFR + 2.150%) (2)	04/29/31	195,000	180,788

5.47% (1 day USD SOFR + 1.650%) (2)	01/23/35	5,000	5,226

Bank of New York Mellon Corp.

5.83% (1 day USD SOFR Index + 2.074%) (2)	10/25/33	170,000	183,199

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	225,000	199,876

2.56% (1 day USD SOFR + 1.167%) (2)	05/01/32	70,000	63,129

3.06% (1 day USD SOFR + 1.351%) (2)	01/25/33	32,000	29,165

5.33% (1 day USD SOFR + 1.465%) (2)	03/27/36	70,000	71,627

Goldman Sachs Group, Inc.

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	50,000	48,839

2.65% (1 day USD SOFR + 1.264%) (2)	10/21/32	212,000	190,751

5.02% (1 day USD SOFR + 1.420%) (2)	10/23/35	40,000	40,287

5.54% (1 day USD SOFR + 1.380%) (2)	01/28/36	75,000	78,397

HSBC Holdings PLC (United Kingdom)

2.80% (1 day USD SOFR + 1.187%) (2)	05/24/32	155,000	140,528

JPMorgan Chase & Co.

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	205,000	202,023

1.95% (1 day USD SOFR + 1.065%) (2)	02/04/32	365,000	322,853

2.96% (1 day USD SOFR + 1.260%) (2)	01/25/33	135,000	123,524

5.29% (1 day USD SOFR + 1.460%) (2)	07/22/35	55,000	56,851

Morgan Stanley

1.79% (1 day USD SOFR + 1.034%) (2)	02/13/32	205,000	178,865

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	215,000	187,691

5.25% (1 day USD SOFR + 1.870%) (2)	04/21/34	25,000	25,792

5.59% (1 day USD SOFR + 1.418%) (2)	01/18/36	75,000	78,604

5.83% (1 day USD SOFR + 1.580%) (2)	04/19/35	60,000	63,979

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Morgan Stanley Private Bank NA

4.73% (1 day USD SOFR + 1.080%) (2)	07/18/31	$50,000	$50,769

PNC Financial Services Group, Inc.

5.22% (1 day USD SOFR + 1.072%) (2)	01/29/31	150,000	155,050

5.68% (1 day USD SOFR + 1.902%) (2)	01/22/35	5,000	5,277

Santander U.K. Group Holdings PLC (United Kingdom)

2.47% (1 day USD SOFR + 1.220%) (2)	01/11/28	30,000	29,312
U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (2)	02/01/34	140,000	140,679

5.68% (1 day USD SOFR + 1.860%) (2)	01/23/35	5,000	5,271

Wells Fargo & Co.

2.57% (3 mo. USD Term SOFR + 1.262%) (2)	02/11/31	65,000	60,426

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	295,000	274,666

5.50% (1 day USD SOFR + 1.780%) (2)	01/23/35	25,000	26,085

			3,636,369

Beverages — 1.8%

Bacardi Ltd.

4.70% (1)	05/15/28	65,000	65,531

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31	70,000	60,546

Coca-Cola Co.

4.65%	08/14/34	45,000	45,803

Constellation Brands, Inc.

2.25%	08/01/31	15,000	13,230

2.88%	05/01/30	30,000	28,091

Diageo Investment Corp. (United Kingdom)

5.63%	04/15/35	200,000	212,396

JDE Peet’s NV (Netherlands)

2.25% (1)	09/24/31	75,000	65,068

			490,665

Biotechnology — 1.0%

Amgen, Inc.

5.25%	03/02/33	125,000	129,551

Biogen, Inc.

5.75%	05/15/35	70,000	73,376

Illumina, Inc.

2.55%	03/23/31	25,000	22,348

5.75%	12/13/27	15,000	15,437

Regeneron Pharmaceuticals, Inc.

1.75%	09/15/30	20,000	17,642

Royalty Pharma PLC

1.75%	09/02/27	25,000	23,891

			282,245

Issues	Maturity Date	Principal Amount	Value

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

2.30% (1)	11/01/30	$95,000	$85,052

Commercial Services — 0.7%

Global Payments, Inc.

5.30%	08/15/29	60,000	61,402

Northwestern University

3.69%	12/01/38	20,000	17,903

RELX Capital, Inc. (United Kingdom)

3.00%	05/22/30	20,000	18,952

Rollins, Inc.

5.25%	02/24/35	100,000	101,769

S&P Global, Inc.

2.90%	03/01/32	10,000	9,167

			209,193

Computers — 0.9%

Booz Allen Hamilton, Inc.

5.95%	04/15/35	55,000	57,392

Dell International LLC/EMC Corp.

4.50% (4)	02/15/31	115,000	114,795

5.00%	04/01/30	70,000	71,730

			243,917

Cosmetics/Personal Care — 0.1%

Kenvue, Inc.

4.90%	03/22/33	15,000	15,256

Diversified Financial Services — 2.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28	80,000	77,123

3.30%	01/30/32	40,000	36,869

3.88%	01/23/28	16,000	15,880

Air Lease Corp.

3.63%	12/01/27	26,000	25,637

4.63%	10/01/28	30,000	30,148

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33	50,000	50,878

6.49% (1 day USD SOFR + 1.940%) (2)	10/30/31	100,000	109,634

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	21,000	20,205

2.75% (1)	02/21/28	10,000	9,607

Blackrock, Inc.

3.75%	07/18/35	EUR 100,000	120,533

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Capital One Financial Corp.

6.70%	11/29/32	$15,000	$16,565

Intercontinental Exchange, Inc.

1.85%	09/15/32	30,000	25,394
Mastercard, Inc.

4.55%	01/15/35	80,000	79,866

			618,339

Electric — 6.2%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56	85,000	85,166

Alliant Energy Finance LLC

1.40% (1)	03/15/26	90,000	88,720

5.95% (1)	03/30/29	35,000	36,637

Ameren Corp.

3.50%	01/15/31	50,000	47,789

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%)(2)	03/15/56	95,000	94,722

Appalachian Power Co.

3.30%	06/01/27	20,000	19,725

Arizona Public Service Co.

6.35%	12/15/32	100,000	109,454

Berkshire Hathaway Energy Co.

1.65%	05/15/31	25,000	21,673

Black Hills Corp.

4.35%	05/01/33	36,000	34,756

Commonwealth Edison Co.

6.45%	01/15/38	20,000	22,332

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56	70,000	70,558

Duke Energy Corp.

2.55%	06/15/31	35,000	31,671

Duke Energy Florida LLC

5.88%	11/15/33	45,000	48,629

Eurogrid GmbH (Germany)

1.11% (8)	05/15/32	EUR 100,000	102,092

Evergy Missouri West, Inc.

5.65% (1)	06/01/34	50,000	51,782

Eversource Energy

4.60%	07/01/27	30,000	30,197

5.13%	05/15/33	70,000	71,066

Exelon Corp.

5.30%	03/15/33	35,000	36,334

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

FirstEnergy Transmission LLC

4.55%	01/15/30		$25,000	$25,174

Florida Power & Light Co.

5.30%	06/15/34		205,000	214,104

ITC Holdings Corp.

4.95% (1)	09/22/27		20,000	20,254

Jersey Central Power & Light Co.

2.75% (1)	03/01/32		90,000	80,635

Narragansett Electric Co.

3.40% (1)	04/09/30		35,000	33,721

Oklahoma Gas & Electric Co.

5.40%	01/15/33		15,000	15,706

Oncor Electric Delivery Co. LLC

5.35% (1)	04/01/35		200,000	207,112

Southwestern Electric Power Co.

4.10%	09/15/28		15,000	14,972

5.30%	04/01/33		105,000	107,432

Xcel Energy, Inc.

3.40%	06/01/30		10,000	9,599

				1,732,012

Engineering & Construction — 0.1%

Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.63% (1)	04/28/26		15,000	14,935

Entertainment — 0.2%

Flutter Treasury DAC (Ireland)

5.88% (1)	06/04/31		65,000	66,067

Environmental Control — 0.9%

Republic Services, Inc.

2.90%	07/01/26		5,000	4,962

5.15%	03/15/35		80,000	82,683

Waste Management, Inc.

4.95%	03/15/35		175,000	177,798

				265,443

Food — 1.7%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.75%	12/01/31		32,000	30,255

6.75%	03/15/34		50,000	55,316

Mars, Inc.

4.80% (1)	03/01/30		165,000	168,198

5.20% (1)	03/01/35		30,000	30,669

Mondelez International Holdings Netherlands BV

0.88% (8)	10/01/31	EUR	100,000	102,914

Pilgrim’s Pride Corp.

3.50%	03/01/32		60,000	54,982

Smithfield Foods, Inc.

2.63% (1)	09/13/31		40,000	35,273

				477,607

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Forest Products & Paper — 0.1%
Georgia-Pacific LLC

2.30% (1)	04/30/30		$20,000	$18,400

Gas — 2.9%
Boston Gas Co.

3.76% (1)	03/16/32		25,000	23,546
CenterPoint Energy Resources Corp.

5.40%	03/01/33		130,000	134,360
CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		70,000	70,000
East Ohio Gas Co.

2.00% (1)	06/15/30		15,000	13,510
KeySpan Gas East Corp.

5.99% (1)	03/06/33		85,000	90,108
National Gas Transmission PLC (United Kingdom)

4.25% (8)	04/05/30	EUR	100,000	123,179
NiSource, Inc.

5.40%	06/30/33		75,000	77,858
Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		55,000	56,461
Piedmont Natural Gas Co., Inc.

2.50%	03/15/31		10,000	9,041

5.40%	06/15/33		65,000	67,683

Southern Co. Gas Capital Corp.

4.95%	09/15/34		5,000	5,022

5.15%	09/15/32		20,000	20,549

5.75%	09/15/33		102,000	108,165

				799,482

Health Care-Products — 1.5%

Alcon Finance Corp.

2.75% (1)	09/23/26		40,000	39,483

Baxter International, Inc.

3.95%	04/01/30		10,000	9,812

Dentsply Sirona, Inc.

3.25%	06/01/30		35,000	32,210

GE HealthCare Technologies, Inc.

4.80%	08/14/29		65,000	66,306

Medtronic Global Holdings SCA

4.50%	03/30/33		20,000	20,023

Revvity, Inc.

2.55%	03/15/31		35,000	31,333

Smith & Nephew PLC (United Kingdom)

2.03%	10/14/30		30,000	26,847

STERIS Irish FinCo UnLtd Co.

2.70%	03/15/31		30,000	27,343

Stryker Corp.

3.38%	09/11/32	EUR	100,000	118,742

Thermo Fisher Scientific, Inc.

5.09%	08/10/33		34,000	35,261

				407,360

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 4.1%

Ascension Health

2.53%	11/15/29	$20,000	$18,805

Barnabas Health, Inc.

4.00%	07/01/28	15,000	14,940

Centene Corp.

3.00%	10/15/30	85,000	75,986

Cigna Group

2.40%	03/15/30	105,000	96,943

Elevance Health, Inc.

5.20%	02/15/35	70,000	71,362

5.50%	10/15/32	60,000	63,094

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (1)	12/01/26	20,000	19,386

HCA, Inc.

3.63%	03/15/32	75,000	70,409

4.13%	06/15/29	65,000	64,467

Health Care Service Corp. A Mutual Legal Reserve Co.

5.45% (1)	06/15/34	45,000	46,231

Humana, Inc.

3.70%	03/23/29	10,000	9,775

5.38%	04/15/31	150,000	154,458

IQVIA, Inc.

6.25%	02/01/29	35,000	36,874

Premier Health Partners

2.91%	11/15/26	15,000	14,770

Providence St. Joseph Health Obligated Group

2.75%	10/01/26	20,000	19,684

Roche Holdings, Inc.

5.59% (1)	11/13/33	100,000	107,470

UnitedHealth Group, Inc.

5.15%	07/15/34	205,000	210,492

Universal Health Services, Inc.

1.65%	09/01/26	35,000	34,183

			1,129,329

Household Products/Wares — 0.1%

Church & Dwight Co., Inc.

5.60%	11/15/32	20,000	21,222

Insurance — 2.5%

Aon Corp.

2.80%	05/15/30	40,000	37,588

Athene Global Funding

1.61% (1)	06/29/26	5,000	4,908

Brown & Brown, Inc.

4.20%	03/17/32	30,000	29,007

Equitable Financial Life Global Funding

1.30% (1)	07/12/26	25,000	24,472

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Exchange Capital

7.05% (1)	07/15/28	$20,000	$21,106

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	65,000	54,975

Marsh & McLennan Cos., Inc.

2.25%	11/15/30	30,000	27,220

Metropolitan Life Global Funding I

2.95% (1)	04/09/30	180,000	170,291

MMI Capital Trust I

7.63%	12/15/27	50,000	53,185

New York Life Global Funding

5.00% (1)	01/09/34	115,000	117,601

New York Life Insurance Co.

5.88% (1)	05/15/33	65,000	68,919

NLG Global Funding

4.35% (1)	09/15/30	55,000	54,506

Willis North America, Inc.

5.35%	05/15/33	25,000	25,860

			689,638

Internet — 0.6%

AppLovin Corp.

5.50%	12/01/34	$70,000	$72,314

Uber Technologies, Inc.

4.80%	09/15/34	85,000	85,159

			157,473

Leisure Time — 0.2%

Royal Caribbean Cruises Ltd.

5.38% (4)	01/15/36	65,000	65,449

Lodging — 0.6%

Choice Hotels International, Inc.

5.85%	08/01/34	40,000	40,943

Hyatt Hotels Corp.

5.05%	03/30/28	70,000	71,154

Las Vegas Sands Corp.

6.00%	06/14/30	55,000	57,295

			169,392

Media — 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital

2.30%	02/01/32	185,000	158,327

Comcast Corp.

1.95%	01/15/31	10,000	8,884

Fox Corp.

6.50%	10/13/33	65,000	71,597

			238,808

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD 60,000	39,949

Issues	Maturity Date	Principal Amount	Value

Oil & Gas — 0.2%

Aker BP ASA (Norway)

3.10% (1)	07/15/31	$67,000	$61,306

Packaging & Containers — 1.6%

Amcor Finance USA, Inc.

5.63%	05/26/33	15,000	15,676

Amcor Flexibles North America, Inc.

5.50%	03/17/35	40,000	41,235

Berry Global, Inc.

1.57%	01/15/26	20,000	19,834

1.65%	01/15/27	20,000	19,377

5.65%	01/15/34	85,000	88,583

Sealed Air Corp.

1.57% (1)	10/15/26	30,000	29,077

Smurfit Kappa Treasury ULC (Ireland)

5.44%	04/03/34	200,000	207,208

Sonoco Products Co.

3.13%	05/01/30	25,000	23,626

			444,616

Pharmaceuticals — 2.9%

AbbVie, Inc.

5.20%	03/15/35	95,000	98,428

Bayer U.S. Finance II LLC (Germany)

4.38% (1)	12/15/28	25,000	24,917

6.50% (1)	11/21/33	35,000	37,750

Becton Dickinson & Co.

3.70%	06/06/27	20,000	19,873

Bristol-Myers Squibb Co.

5.20%	02/22/34	30,000	31,109

CVS Health Corp.

3.25%	08/15/29	40,000	38,350

5.30%	06/01/33	150,000	153,550

Elanco Animal Health, Inc.

6.65%	08/28/28	15,000	15,636

Eli Lilly & Co.

4.75%	02/12/30	140,000	143,706

4.90%	10/15/35	75,000	76,026

EMD Finance LLC (Germany)

5.00% (1)	10/15/35	80,000	80,092

Johnson & Johnson

5.00%	03/01/35	45,000	46,781

Pfizer Investment Enterprises Pte. Ltd.

4.75%	05/19/33	35,000	35,377

Zoetis, Inc.

5.60%	11/16/32	20,000	21,289

			822,884

Pipelines — 0.5%

Pipeline Funding Co. LLC

7.50% (1)	01/15/30	15,620	16,048

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Plains All American Pipeline LP/PAA Finance Corp.

4.65%	10/15/25	$30,000	$30,000

Southern Natural Gas Co. LLC

4.80% (1)	03/15/47	30,000	26,662

TransCanada PipeLines Ltd. (Canada)

4.63%	03/01/34	30,000	29,270

5.60%	03/31/34	35,000	36,264

			138,244

REIT — 3.9%

American Assets Trust LP

3.38%	02/01/31	25,000	22,716

American Homes 4 Rent LP

2.38%	07/15/31	30,000	26,598

American Tower Corp.

2.30%	09/15/31	148,000	130,804

2.90%	01/15/30	15,000	14,142

Americold Realty Operating Partnership LP

5.41%	09/12/34	45,000	44,361

5.60%	05/15/32	20,000	20,267

Crown Castle, Inc.

2.25%	01/15/31	120,000	106,816

3.30%	07/01/30	25,000	23,684

CubeSmart LP

4.38%	02/15/29	15,000	15,012

Digital Realty Trust LP

3.60%	07/01/29	10,000	9,758

DOC Dr. LLC (REIT)

4.30%	03/15/27	26,000	26,012

Equinix, Inc.

2.50%	05/15/31	35,000	31,566

Essex Portfolio LP

2.65%	03/15/32	10,000	8,919

5.50%	04/01/34	35,000	36,398

Extra Space Storage LP

2.20%	10/15/30	40,000	35,884

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/30	2,000	1,939

5.30%	01/15/29	20,000	20,395

Healthcare Realty Holdings LP

3.10%	02/15/30	15,000	14,138

Host Hotels & Resorts LP

3.50%	09/15/30	30,000	28,182

5.70%	06/15/32	40,000	41,264

Hudson Pacific Properties LP

3.95%	11/01/27	25,000	24,089

Invitation Homes Operating Partnership LP

5.50%	08/15/33	20,000	20,772

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Kilroy Realty LP (REIT)

3.05%	02/15/30	$5,000	$4,619

Lineage OP LP

5.25% (1)	07/15/30	25,000	25,353

LXP Industrial Trust

2.38%	10/01/31	25,000	21,695

2.70%	09/15/30	25,000	22,842

NNN REIT, Inc.

5.60%	10/15/33	40,000	41,870

Piedmont Operating Partnership LP

2.75%	04/01/32	35,000	29,826

Realty Income Corp.

5.13%	04/15/35	40,000	40,724

Rexford Industrial Realty LP

2.15%	09/01/31	30,000	26,116

UDR, Inc. (REIT)

4.40%	01/26/29	10,000	10,039

Ventas Realty LP (REIT)

4.13%	01/15/26	10,000	9,982

VICI Properties LP

5.13%	05/15/32	52,000	52,523

Weyerhaeuser Co.

3.38%	03/09/33	15,000	13,710

WP Carey, Inc.

4.65%	07/15/30	75,000	75,503

			1,078,518

Retail — 1.0%

AutoZone, Inc.

5.13%	06/15/30	40,000	41,311

McDonald’s Corp.

4.95%	03/03/35	120,000	121,634

Starbucks Corp.

2.55%	11/15/30	20,000	18,370

4.80%	05/15/30	90,000	91,908

			273,223

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

1.50% (1)	10/13/26	25,000	24,368

Semiconductors — 0.8%

Broadcom, Inc.

2.60% (1)	02/15/33	65,000	57,075

3.42% (1)	04/15/33	20,000	18,506

Foundry JV Holdco LLC

5.50% (1)	01/25/31	55,000	57,159

Intel Corp.

2.00%	08/12/31	85,000	74,349

Micron Technology, Inc.

2.70%	04/15/32	15,000	13,352

			220,441

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Software — 3.3%

Atlassian Corp.

5.50%	05/15/34		$105,000	$108,242

Cadence Design Systems, Inc.

4.70%	09/10/34		110,000	109,974

Constellation Software, Inc. (Canada)

5.46% (1)	02/16/34		100,000	102,248

Fiserv, Inc.

2.65%	06/01/30		20,000	18,530

5.63%	08/21/33		20,000	21,011

Open Text Corp. (Canada)

6.90% (1)	12/01/27		72,000	74,969

Oracle Corp.

2.88%	03/25/31		70,000	64,335

4.70%	09/27/34		75,000	73,292

4.80%	08/03/28		30,000	30,512

6.25%	11/09/32		90,000	97,844

Paychex, Inc.

5.60%	04/15/35		140,000	146,642

Synopsys, Inc.

5.15%	04/01/35		30,000	30,526

Take-Two Interactive Software, Inc.

4.00%	04/14/32		50,000	48,129

				926,254

Telecommunications — 2.3%

Cisco Systems, Inc.

5.05%	02/26/34		90,000	93,161

Sprint Capital Corp.

8.75%	03/15/32		85,000	103,528

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29		162,500	163,698

T-Mobile USA, Inc.

2.55%	02/15/31		179,000	162,680

3.50%	04/15/31		60,000	57,103

5.05%	07/15/33		55,000	56,212

				636,382

Transportation — 0.3%

Aurizon Network Pty. Ltd. (Australia)

2.90% (8)	09/02/30	AUD	40,000	23,930

Norfolk Southern Corp.

3.00%	03/15/32		15,000	13,837

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	30,000	18,494

Union Pacific Corp.

2.38%	05/20/31		10,000	9,115

2.89%	04/06/36		20,000	16,849

				82,225

Total Corporate Bonds

(Cost: $16,784,452)				17,191,826

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 2.5%

Bastrop Independent School District, General Obligation Unlimited

5.00%	02/15/53	$60,000	$62,010

City of Baltimore, Series B

2.13%	07/01/33	15,000	12,836

Commonwealth of Massachusetts, Revenue Bonds

4.11%	07/15/31	4,945	4,964

County of Miami-Dade Aviation Revenue, Series D

3.50%	10/01/31	15,000	14,361

DeSoto Independent School District, General Obligation Unlimited

5.00%	08/15/50	55,000	57,001

Empire State Development Corp., Series B

2.97%	03/15/34	15,000	13,373

Empire State Development Corp., Series F

2.00%	03/15/33	15,000	12,699

Maryland Economic Development Corp., Revenue Bond

5.43%	05/31/56	50,000	48,557

New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-3

3.73%	08/01/29	5,000	4,952

New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3

2.50%	11/01/33	50,000	43,256

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-3

1.97%	02/01/33	100,000	84,729

New York City Transitional Finance Authority, Revenue Bonds

5.00%	11/01/53	40,000	41,693

New York State Dormitory Authority, Revenue Bonds

1.95%	03/15/29	75,000	70,197

5.00%	03/15/54	25,000	25,840

New York State Dormitory Authority, Revenue bonds

5.29%	03/15/33	45,167	46,140

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/59	60,000	61,948

Prosper Independent School District, General Obligation Unlimited

4.75%	02/15/55	30,000	30,510

San Francisco City & County Airport Comm-San Francisco International Airport, Series C

3.05%	05/01/34	20,000	17,961

Santa Monica Community College District,

2.05%	08/01/33	20,000	16,963

University of Michigan, Series C

3.44%	04/01/31	25,000	24,313

Total Municipal Bonds

(Cost: $733,519)			694,303

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS — 0.6%

New South Wales Treasury Corp.

5.25% (8)	02/24/38	AUD	105,000	$69,873

Queensland Treasury Corp.

5.25% (8)	08/13/38	AUD	115,000	75,676

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	35,000	16,399

Total Foreign Government Bonds

(Cost: $160,201)				161,948

U.S. TREASURY SECURITIES—11.3%

U.S. Treasury Notes

3.38%	09/15/28		$195,000	$193,682

3.50%	09/30/27		1,720,000	1,716,439

3.63%	09/30/30		238,000	236,801

4.25%	08/15/35		986,000	994,088

Total U.S. Treasury Securities

(Cost: $3,139,082)				3,141,010

Total Fixed Income Securities

(Cost: $30,019,047)				30,079,989

Issues	Maturity Date	Principal Amount		Value

CONVERTIBLE SECURITIES — 0.1%

Convertible Corporate Bonds — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (8),(9)	07/30/26	EUR	27,500	30,800

Total Convertible Corporate Bonds

(Cost: $29,250)				30,800

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 5.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09% (10)			113,810	113,810

TCW Central Cash Fund, 4.14% (10),(11)			1,393,446	1,393,446

Total Money Market Investments

(Cost: $1,507,256)				1,507,256

PURCHASED OPTIONS (12) (0.0%)

(Cost: $11,134)				2,074

Total Investments (113.7%)

(Cost: $31,566,687)				31,620,119

Liabilities In Excess Of Other Assets (-13.7%)				(3,804,317)

Net Assets (100.0%)				$27,815,802

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
46	2-Year U.S. Treasury Note Futures	12/31/25	$9,580,816	$9,586,328	$5,512

			$9,580,816	$9,586,328	$5,512

Short Futures
2	3-Year Australian Bond Futures	12/15/25	(142,128)	$(141,617)	$511
3	10-Year Australian Bond Futures	12/15/25	(224,425)	(225,371)	(946)
24	10-Year U.S. Treasury Note Futures	12/19/25	(2,726,680)	(2,761,875)	(35,195)
6	5-Year U.S. Treasury Note Futures	12/31/25	(656,205)	(655,172)	1,033
2	Euro-Bobl Futures	12/8/25	(276,546)	(276,854)	(308)
2	Euro-Bund Futures	12/8/25	(300,823)	(302,139)	(1,316)
4	U.S. Ultra Long Bond Futures	12/19/25	(467,492)	(480,250)	(12,758)

			$(4,794,299)	$(4,843,278)	$(48,979)

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

September 30, 2025

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Goldman Sachs & Co.	AUD	371,782	10/10/25	$244,977	$246,428	$(1,451)
Goldman Sachs & Co.	EUR	505,144	10/10/25	594,876	593,835	1,041

				$839,853	$840,263	$(410)

Swaptions

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	1/30/26	1,253,000	1,253,000	$156	$1,441	$(1,285)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	2/27/26	1,253,000	1,253,000	281	1,629	(1,348)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	1,253,000	1,253,000	467	2,101	(1,634)
5-Year Interest Rate Swap	Bank of America	4.22	1/30/26	523,000	523,000	227	1,621	(1,394)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	2/27/26	523,000	523,000	374	1,988	(1,614)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	3/31/26	523,000	523,000	569	2,354	(1,785)

Total Swaptions						$2,074	$11,134	$(9,060)

Notes to the Schedule of Investments:

ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $6,924,344 or 24.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Unaudited) (Continued)

(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Restricted security (Note 11).
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $528,464 or 1.9% of net assets.
(9)	Security is not accruing interest.
(10)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(11)	Affiliated issuer.
(12)	See options table for description of purchased options.
(13)	Fund sells foreign currency, buys USD.

The summary of the Investment Grade Credit Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$811,687	$16,192,759	$15,611,000	1,393,446	$1,393,446	$23,724	$—	$—	$—

Total					$1,393,446	$23,724	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$17,191,826	$—	$17,191,826
Residential Mortgage-Backed Securities — Agency	—	3,907,420	—	3,907,420
U.S. Treasury Securities	—	3,141,010	—	3,141,010
Commercial Mortgage-Backed Securities — Non-Agency	—	2,427,618	—	2,427,618
Residential Mortgage-Backed Securities — Non-Agency	—	1,513,896	—	1,513,896
Asset-Backed Securities	—	984,454	27,480	1,011,934
Municipal Bonds	—	694,303	—	694,303
Foreign Government Bonds	—	161,948	—	161,948
Commercial Mortgage-Backed Securities — Agency	—	30,034	—	30,034

Total Fixed Income Securities	—	30,052,509	27,480	30,079,989

Convertible Securities
Convertible Corporate Bonds	—	30,800	—	30,800
Equity Securities
Money Market Investments	1,507,256	—	—	1,507,256
Swaptions
Purchased Swaptions — OTC	—	2,074	—	2,074

Total Investments	$1,507,256	$30,085,383	$27,480	$31,620,119

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,041	—	1,041
Futures Contracts
Interest Rate Risk	7,056	—	—	7,056

Total	$1,514,312	$30,086,424	$27,480	$31,628,216

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(50,523)	$—	$—	$(50,523)
Forward Currency Contracts
Foreign Currency Risk	—	(1,451)	—	(1,451)

Total	$(50,523)	$(1,451)	$—	$(51,974)

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 113.0% of Net Assets

ASSET-BACKED SECURITIES — 14.9%

Access Group, Inc. Series 2015-1, Class A

5.17% (30 day USD SOFR Average + 0.814%) (1),(2)	07/25/56	$541,792	$538,203

AGL CLO 13 Ltd. Series 2021-13A, Class A1R

5.37% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/20/34	2,450,000	2,454,309

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	1,600,000	1,562,087

Allegro CLO VII Ltd. Series 2018-1A, Class AR

5.45% (3 mo. USD Term SOFR + 1.130%) (1),(2)	06/13/31	480,421	480,617

ALLO Issuer LLC Series 2023-1A, Class A2

6.20% (1)	06/20/53	1,450,000	1,472,241

Apidos CLO XXXI Ltd. Series 2019-31A, Class A1R

5.68% (3 mo. USD Term SOFR + 1.362%) (1),(2)	04/15/31	2,047,545	2,050,700

Avis Budget Rental Car Funding AESOP LLC Series 2022-5A, Class C

6.24% (1)	04/20/27	1,260,000	1,265,306

BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2

5.14% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	2,500,000	2,502,970

Capital Street Master Trust Series 2025-1, Class B

0.00% (-30 day USD SOFR Average + 1.500%) (1),(2),(3)	08/16/29	1,525,000	1,526,532

Carvana Auto Receivables Trust Series 2021-N2, Class D

1.27%	03/10/28	490,937	478,248

CIFC Funding Ltd. Series 2016-1A, Class AR3

5.33% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/21/31	4,505,699	4,500,148

CLI Funding VI LLC Series 2020-1A, Class A

2.08% (1)	09/18/45	370,990	347,642

DataBank Issuer LLC Series 2021-1A, Class A2

2.06% (1)	02/27/51	1,000,000	988,013

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Diamond Infrastructure Funding LLC Series 2021-1A, Class A

1.76% (1)	04/15/49	$1,470,000	$1,410,500

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

5.36% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	2,198,962	2,200,570

Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R (I/F)

5.41% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/22/35	4,400,000	4,404,013

Exeter Automobile Receivables Trust Series 2022-1A, Class D

3.02%	06/15/28	1,608,664	1,599,606

Global SC Finance VII SRL Series 2020-2A, Class A

2.26% (1)	11/19/40	2,296,042	2,195,950

Goal Capital Funding Trust Series 2006-1, Class B

5.30% (3 mo. USD LIBOR + 0.450%) (2)	08/25/42	793,997	772,848

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

5.41% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/20/34	2,600,000	2,600,114

HPS Loan Management Ltd. Series 2021-16A, Class A1R

5.37% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/23/35	4,000,000	4,002,608

HTS Fund II LLC Series 2025-1, Class A

5.35% (1)	06/23/45	1,535,000	1,543,311

Invesco CLO Ltd. Series 2021-2A, Class AR

5.25% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/34	4,000,000	4,005,016

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	2,182,714	2,077,847

LCM 29 Ltd. Series 29A, Class AR

5.65% (3 mo. USD Term SOFR + 1.332%) (1),(2)	04/15/31	1,205,258	1,207,173

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

LCM 33 Ltd. Series 33A, Class AR

5.49% (3 mo. USD Term SOFR + 1.180%) (1),(2)	07/20/34	$5,000,000	$5,003,550

LCM 37 Ltd. Series 37A, Class A1R

5.38% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	2,566,942	2,567,093

Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR

5.55% (3 mo. USD Term SOFR + 1.232%) (1),(2)	07/27/31	5,424,711	5,431,449

Madison Park Funding XXIV Ltd. Series 2016-24A, Class AR2

5.45% (3 mo. USD Term SOFR + 1.120%) (1),(2)	10/20/29	1,025,089	1,025,364

Navient Private Education Refi Loan Trust Series 2021-CA, Class A

1.06% (1)	10/15/69	589,716	538,190

Navient Private Education Refi Loan Trust Series 2021-FA, Class A

1.11% (1)	02/18/70	3,013,595	2,690,765

Nelnet Student Loan Trust Series 2013-1A, Class A

5.07% (30 day USD SOFR Average + 0.714%) (1),(2)	06/25/41	766,803	765,097

Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class XR2

5.27% (3 mo. USD Term SOFR + 0.950%) (1),(2)	04/15/39	2,250,000	2,251,069

Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class AR (I/F)

5.47% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/25/35	7,150,000	7,154,826

NYACK Park CLO Ltd. Series 2021-1A, Class X

5.24% (3 mo. USD Term SOFR + 0.912%) (1),(2)	10/20/34	418,527	418,548

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R

5.41% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/33	5,470,000	5,477,177

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR

5.39% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	4,500,000	4,502,209

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Octagon Investment Partners XVII Ltd. Series 2013-1A, Class BR2

5.98% (3 mo. USD Term SOFR + 1.662%) (1),(2)	01/25/31	$1,310,000	$1,313,175

Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR

5.72% (3 mo. USD Term SOFR + 1.400%) (1),(2)	04/15/31	5,060,000	5,068,789

Regatta XVI Funding Ltd. Series 2019-2A, Class A1R

5.52% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/15/33	2,692,912	2,698,258

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.78% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	359,734	360,046

Rockford Tower CLO Ltd. Series 2018-1A, Class A

5.57% (3 mo. USD Term SOFR + 1.362%) (1),(2)	05/20/31	391,763	391,959

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 (I/F)

0.00% (-3 mo. USD Term SOFR + 1.100%) (1),(2),(3),(4)	04/20/34	4,400,000	4,405,227

Rockford Tower CLO Ltd. Series 2019-2A, Class AR2

5.33% (3 mo. USD Term SOFR + 1.130%) (1),(2)	08/20/32	1,929,613	1,932,465

Skyline Aviation, Inc. Class A

3.23% (5)	07/03/38	4,983,107	4,671,663

SLM Student Loan Trust Series 2008-4, Class A4

6.25% (90 day USD SOFR Average + 1.912%) (2)	07/25/22	1,194,577	1,197,970

SLM Student Loan Trust Series 2008-6, Class A4

5.70% (90 day USD SOFR Average + 1.362%) (2)	07/26/83	663,714	656,657

SLM Student Loan Trust Series 2012-2, Class A

5.17% (30 day USD SOFR Average + 0.814%) (2)	01/25/29	1,182,977	1,151,114

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2014-1, Class A3

5.07% (30 day USD SOFR Average + 0.714%) (2)	02/26/29	$2,141,624	$2,080,447

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2

1.88% (1)	03/26/46	2,490,000	2,455,382

Store Master Funding I-VII & XIV Series 2019-1, Class A3

3.32% (1)	11/20/49	975,687	957,251

TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2

5.60% (3 mo. USD Term SOFR + 1.282%) (1),(2)	10/13/32	5,744,912	5,750,336

Trestles CLO V Ltd. Series 2021-5A, Class A1R

5.58% (3 mo. USD Term SOFR + 1.250%) (1),(2)	10/20/34	2,500,000	2,499,382

Trinity Rail Leasing LLC Series 2019-1A, Class A

3.82% (1)	04/17/49	2,027,468	2,015,506

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2

2.17% (1)	10/15/46	1,355,000	1,319,795

Voya CLO Ltd. Series 2017-2A, Class A1R

5.56% (3 mo. USD Term SOFR + 1.242%) (1),(2)	06/07/30	547,119	547,462

World Omni Auto Receivables Trust Series 2021-D, Class B

1.52%	11/15/27	5,325,000	5,305,245

Total Asset-Backed Securities

(Cost: $132,820,022)			132,790,038

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —28.2%

Federal Home Loan Mortgage Corp., Pool #C46104

6.50%	09/01/29	679	692

Federal Home Loan Mortgage Corp., Pool #A45796

7.00%	01/01/33	443	454

Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)

6.00%	07/15/29	82,793	84,664

Federal Home Loan Mortgage Corp. REMICS Series 2454, Class FQ

5.49% (30 day USD SOFR Average + 1.114%) (2)	06/15/31	1,446	1,463

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC)

5.09% (30 day USD SOFR Average + 0.714%) (2)	10/15/33	$715,457	$718,847

Federal Home Loan Mortgage Corp. REMICS Series 3294, Class CB

5.50%	03/15/37	132,582	135,741

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA

4.79% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	225,747	224,188

Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF

4.79% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	582,167	578,146

Federal Home Loan Mortgage Corp. REMICS Series 3524, Class FC

5.43% (30 day USD SOFR Average + 1.054%) (2)	06/15/38	153,947	155,865

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class FM

5.39% (30 day USD SOFR Average + 1.014%) (2)	05/15/39	89,340	90,477

Federal Home Loan Mortgage Corp. REMICS Series 4959, Class JF

4.92% (30 day USD SOFR Average + 0.564%) (2)	03/25/50	4,047,379	3,962,426

Federal Home Loan Mortgage Corp. STRIPS Series 240, Class F30

4.79% (30 day USD SOFR Average + 0.414%) (2)	07/15/36	690,544	685,984

Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5

4.99% (30 day USD SOFR Average + 0.614%) (2)	06/15/42	871,360	868,390

Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2

4.99% (30 day USD SOFR Average + 0.614%) (2)	11/15/43	4,028,651	4,010,366

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4805

4.50% (4)	11/01/52	$12,860,515	$12,535,222

Federal National Mortgage Association, Pool #AE0083

6.00%	01/01/40	328,927	347,254

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	385,638	407,125

Federal National Mortgage Association, Pool #735861

6.50%	09/01/33	3,270	3,428

Federal National Mortgage Association, Pool #770900

6.55% (1 yr. USD RFUCCT + 1.552%) (2)	04/01/34	54,206	54,355

Federal National Mortgage Association REMICS Series 1997-76, Class FS

4.95% (30 day USD SOFR Average + 0.564%) (2)	09/17/27	1,058	1,057

Federal National Mortgage Association REMICS Series 2001-60, Class OF

5.42% (30 day USD SOFR Average + 1.064%) (2)	10/25/31	174,074	176,002

Federal National Mortgage Association REMICS Series 2007-64, Class FA

4.94% (30 day USD SOFR Average + 0.584%) (2)	07/25/37	118,176	117,704

Federal National Mortgage Association REMICS Series 2009-85, Class LF

5.67% (30 day USD SOFR Average + 1.314%) (2)	10/25/49	1,312,072	1,335,544

Federal National Mortgage Association REMICS Series 2009-96, Class FA

5.37% (30 day USD SOFR Average + 1.014%) (2)	11/25/49	828,745	833,265

Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC)

4.87% (30 day USD SOFR Average + 0.514%) (2)	10/25/40	338,334	337,796

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F)

1.76% (-30 day USD SOFR Average + 6.116%) (2)	11/25/36	$2,219,038	$209,246

Federal National Mortgage Association REMICS Series 2010-43, Class DP (PAC)

5.00%	05/25/40	272,387	276,755

Federal National Mortgage Association REMICS Series 2010-6, Class BF

5.23% (30 day USD SOFR Average + 0.874%) (2)	02/25/40	686,627	691,049

Federal National Mortgage Association REMICS Series 2010-95, Class S (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%) (2)	09/25/40	1,974,845	221,764

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	2,494,550	2,456,593

Federal National Mortgage Association REMICS Series 2020-10, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (2)	03/25/50	4,443,091	4,339,178

Federal National Mortgage Association REMICS Series 2024-73, Class FB

5.56% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	13,004,770	13,022,735

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	4,796,367	4,660,537

Government National Mortgage Association, Pool #MB0024

4.50%	11/20/54	3,526,709	3,427,580

Government National Mortgage Association, Pool #80968

4.63% (1 yr. CMT + 1.500%) (2)	07/20/34	82,846	84,201

Government National Mortgage Association, Pool #80059

5.63% (1 yr. CMT + 1.500%) (2)	04/20/27	1,449	1,451

Government National Mortgage Association, Pool #80589

5.63% (1 yr. CMT + 1.500%) (2)	03/20/32	6,264	6,298

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #80610

5.63% (1 yr. CMT + 1.500%) (2)	06/20/32	$3,234	$3,279

Government National Mortgage Association, Pool #81201

6.13% (1 yr. CMT + 2.000%) (2)	01/20/35	3,031	3,091

Government National Mortgage Association, Pool #2487

8.50%	09/20/27	212	212

Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I/F)

2.55% (-1 mo. USD Term SOFR + 6.686%) (2)	05/20/37	1,528,632	168,146

Government National Mortgage Association REMICS Series 2013-53, Class AD

1.50%	12/20/26	18,077	17,881

Government National Mortgage Association REMICS Series 2024-143, Class FB

5.54% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	13,020,757	13,061,655

Government National Mortgage Association REMICS Series 2024-144, Class FD

5.54% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	6,852,547	6,874,651

Government National Mortgage Association REMICS Series 2024-148, Class AF

5.57% (30 day USD SOFR Average + 1.180%) (2)	09/20/54	9,548,426	9,586,349

Government National Mortgage Association, TBA

4.00% (6)	05/01/52	5,725,000	5,384,712

4.50% (6)	08/01/54	3,700,000	3,588,956

5.00% (6)	04/01/55	10,550,000	10,495,198

5.50% (6)	04/01/55	7,400,000	7,455,796

Uniform Mortgage-Backed Security, TBA

3.50% (6)	02/01/37	14,075,000	13,645,698

3.50% (6)	01/01/52	8,150,000	7,450,620

4.00% (6)	09/01/37	20,000,000	19,677,590

4.00% (6)	02/01/52	13,700,000	12,914,654

4.50% (6)	04/01/40	30,175,000	30,153,485

4.50% (6)	06/01/54	4,400,000	4,268,627

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

5.00% (6)	03/01/40	$31,725,000	$32,068,582

5.00% (6)	03/01/55	12,900,000	12,795,078

5.50% (6)	03/01/55	5,425,000	5,471,113

Total Residential Mortgage-backed Securities — Agency

(Cost: $253,948,251)			252,149,215

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.7%

ALA Trust Series 2025-OANA, Class A

5.89% (1 mo. USD Term SOFR + 1.743%) (1),(2)	06/15/40	2,715,000	2,733,079

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A

5.33% (1 mo. USD Term SOFR + 1.184%) (1),(2)	08/15/34	543,090	543,123

Bank Series 2018-BN14, Class A2

4.13%	09/15/60	3,303,050	3,285,503

Benchmark Mortgage Trust Series 2020-B17, Class A2

2.21%	03/15/53	4,056,576	3,806,562

BX Commercial Mortgage Trust Series 2021-XL2, Class A

4.95% (1 mo. USD Term SOFR + 0.803%) (1),(2)	10/15/38	1,127,629	1,127,399

BX Trust Series 2021-MFM1, Class A

4.96% (1 mo. USD Term SOFR + 0.814%) (1),(2)	01/15/34	105,221	105,195

BX Trust Series 2021-MFM1, Class B

5.21% (1 mo. USD Term SOFR + 1.064%) (1),(2)	01/15/34	1,354,500	1,354,191

BX Trust Series 2022-FOX2, Class C

5.46% (1 mo. USD Term SOFR + 1.309%) (1),(2)	04/15/39	2,170,000	2,165,936

BXP Trust Series 2017-GM, Class B

3.54% (1),(7)	06/13/39	2,465,000	2,401,555

COMM Mortgage Trust Series 2015-DC1, Class AM

3.72%	02/10/48	2,588,683	2,547,704

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

COMM Mortgage Trust Series 2016-787S, Class A

3.55% (1)	02/10/36	$3,255,000	$3,221,612

Extended Stay America Trust Series 2021-ESH, Class A

5.34% (1 mo. USD Term SOFR + 1.194%) (1),(2)	07/15/38	1,035,543	1,036,348

Extended Stay America Trust Series 2021-ESH, Class C

5.96% (1 mo. USD Term SOFR + 1.814%) (1),(2)	07/15/38	1,770,880	1,772,947

FirstKey Homes Trust Series 2021-SFR1, Class F1

3.24% (1)	08/17/38	2,350,000	2,307,352

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A

6.24% (1 mo. USD Term SOFR + 2.091%) (1),(2)	03/15/28	1,755,000	1,764,829

GS Mortgage Securities Trust Series 2011-GC5, Class AS

5.21% (1),(7)	08/10/44	1,210,465	1,185,521

GWT Trust Series 2024-WLF2, Class A

5.84% (1 mo. USD Term SOFR + 1.691%) (1),(2)	05/15/41	2,767,000	2,775,847

Highways PLC Series 2021-1X, Class C

6.39% (1 day GBP SONIA + 2.400%) (2),(8)	12/18/31	GBP 1,400,000	1,897,372

HILT Commercial Mortgage Trust Series 2024-ORL, Class A

5.69% (1 mo. USD Term SOFR + 1.541%) (1),(2)	05/15/37	2,480,000	2,486,934

HTL Commercial Mortgage Trust Series 2024-T53, Class A

6.07% (1),(7)	05/10/39	2,668,000	2,707,486

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.95% (1),(7)	09/06/38	4,000,000	3,934,990

JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC, Class A

5.32% (1 mo. USD Term SOFR + 1.164%) (1),(2)	04/15/38	4,520,245	4,520,807

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class C

3.43% (3 mo. EUR EURIBOR + 1.400%) (2),(8)	08/17/33	EUR	826,723	$972,079

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class D

3.93% (3 mo. EUR EURIBOR + 1.900%) (2),(8)	08/17/33		EUR 981,856	1,156,357

MF1 Ltd. Series 2020-FL4, Class A

5.96% (1 mo. USD Term SOFR + 1.814%) (1),(2)	12/15/35		1,696,771	1,699,787

NRTH Mortgage Trust Series 2024-PARK, Class A

5.79% (1 mo. USD Term SOFR + 1.641%) (1),(2)	03/15/39		3,000,000	2,997,448

One New York Plaza Trust Series 2020-1NYP, Class A

5.22% (1 mo. USD Term SOFR + 1.064%) (1),(2)	01/15/36		2,000,000	1,968,920

ReadyCap Commercial Mortgage Trust Series 2019-6, Class A

2.83% (1)	10/25/52		779,749	774,085

SMRT Commercial Mortgage Trust Series 2022-MINI, Class A

5.15% (1 mo. USD Term SOFR + 1.000%) (1),(2)	01/15/39		2,885,000	2,882,380

SREIT Trust Series 2021-MFP2, Class A

5.09% (1 mo. USD Term SOFR + 0.936%) (1),(2)	11/15/36		3,640,000	3,638,709

SREIT Trust Series 2021-MFP2, Class B

5.44% (1 mo. USD Term SOFR + 1.286%) (1),(2)	11/15/36		2,150,000	2,148,784

SREIT Trust Series 2021-PALM, Class E

6.17% (1 mo. USD Term SOFR + 2.024%) (1),(2)	10/15/34		2,500,000	2,495,150

Tricon American Homes Series 2020-SFR1, Class F

4.88% (1)	07/17/38		3,282,000	3,263,841

UBS Commercial Mortgage Trust Series 2018-C12, Class A2

4.15%	08/15/51		543,666	542,423

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A

5.47% (1 mo. USD Term SOFR + 1.314%) (1),(2)	05/15/31	$3,760,000	$3,751,875

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $77,610,354)			77,974,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ37, Class A1

1.68%	12/25/27	6,945,786	6,671,986

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL

4.89% (1 yr. MTA + 0.740%) (2)	05/25/44	599,404	599,439

Federal National Mortgage Association-ACES Series 2021-M1, Class A1

0.87%	11/25/30	754,773	729,966

Government National Mortgage Association Series 2008-92, Class E

5.56% (7)	03/16/44	321,261	320,438

Total Commercial Mortgage-backed Securities — Agency

(Cost: $8,604,950)			8,321,829

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.9%

ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1, Class A2D

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/36	5,401,187	5,004,304

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R9, Class M1

4.98% (1 mo. USD Term SOFR + 0.819%) (2)	11/25/35	2,875,713	2,847,022

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1

5.01% (1 mo. USD Term SOFR + 0.849%) (2)	10/25/35	954,278	947,824

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A5

2.89% (1 mo. USD Term SOFR + 0.654%) (2)	03/25/36	1,100,761	1,085,016

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Banc of America Alternative Loan Trust Series 2003-8, Class 1CB

5.50%	10/25/33	$2,101,389	$2,122,832

Bear Stearns ARM Trust Series 2004-3, Class 4A

5.38% (7)	07/25/34	152,900	148,203

BNC Mortgage Loan Trust Series 2007-1, Class A4

4.43% (1 mo. USD Term SOFR + 0.274%) (2)	03/25/37	2,412,370	2,366,584

C-BASS Trust Series 2007-CB5, Class A1

2.96% (1 mo. USD Term SOFR + 0.234%) (2)	04/25/37	1,707,895	1,019,022

Chase Funding Trust Series 2002-2, Class 2A1

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	05/25/32	618,870	618,475

Chase Home Lending Mortgage Trust Series 2024-9, Class A4

5.50% (1),(7)	09/25/55	2,493,322	2,506,913

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.27% (7)	02/25/37	1,759,087	1,729,673

Chase Mortgage Finance Trust Series 2007-A2, Class 2A3

6.15% (7)	06/25/35	321,661	320,870

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1

4.45% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36	224,561	215,865

CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1

5.58% (7)	08/25/34	6,087	5,785

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(7)	06/25/57	4,425,536	4,122,539

CIM Trust Series 2022-I1, Class A1

4.35% (1),(7)	02/25/67	3,549,006	3,570,861

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

4.56% (1 mo. USD Term SOFR + 0.404%) (1),(2)	09/25/36	3,934,055	3,836,913

Countrywide Asset-Backed Certificates Trust Series 2006-14, Class 2A3

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	02/25/37	932,067	912,161

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Asset-Backed Certificates Trust Series 2006-4, Class M1

4.80% (1 mo. USD Term SOFR + 0.639%) (2)	07/25/36	$1,468,228	$1,459,959

Countrywide Asset-Backed Certificates Trust Series 2007-7, Class 1A

4.47% (1 mo. USD Term SOFR + 0.314%) (2)	10/25/47	5,533,470	5,262,384

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR1, Class 5A1

6.04% (7)	02/25/34	20,864	20,860

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	54,699	54,611

Cross Mortgage Trust Series 2024-H6, Class A1

5.13% (1),(7)	09/25/69	986,682	987,851

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6, Class M1A

6.51% (30 day USD SOFR Average + 2.150%) (1),(2)	09/25/42	565,800	569,061
FFMLT Trust Series 2005-FF8, Class M2
5.05% (1 mo. USD Term SOFR + 0.894%) (2)	09/25/35	273,943	273,723
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C
5.27% (1 mo. USD Term SOFR + 1.114%) (2)	08/25/34	299,635	283,063
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1
5.10% (7)	09/25/34	677	691
Fremont Home Loan Trust Series 2005-E, Class 2A4
4.93% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/36	3,473,035	3,365,457
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1
2.45% (1 mo. USD Term SOFR + 0.554%) (2)	06/25/30	44,797	40,237
GSAMP Trust Series 2005-HE4, Class M3
5.05% (1 mo. USD Term SOFR + 0.894%) (2)	07/25/45	338,728	341,015
GSAMP Trust Series 2006-HE2, Class M1
4.75% (1 mo. USD Term SOFR + 0.594%) (2)	03/25/46	753,106	747,204
GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1
4.98% (7)	11/25/35	58,386	56,567

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Impac CMB Trust Series 2005-5, Class A1
4.91% (1 mo. USD Term SOFR + 0.434%) (2)	08/25/35	$673,157	$635,926
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A
5.07% (1 mo. USD Term SOFR + 0.914%) (2)	11/25/34	379,985	353,783
JPMorgan Mortgage Acquisition Corp. Series 2005-FRE1, Class M1
2.71% (1 mo. USD Term SOFR + 0.729%) (2)	10/25/35	1,290,707	1,274,825
JPMorgan Mortgage Acquisition Corp. Series 2006-NC1, Class M1
4.75% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/36	3,020,134	3,122,292
JPMorgan Mortgage Acquisition Corp. Series 2007-CH4, Class M1
4.50% (1 mo. USD Term SOFR + 0.344%) (2)	05/25/37	7,152,634	7,030,085
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
5.91% (7)	07/25/35	139,373	139,340
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
6.26% (7)	07/25/35	38,419	38,319
JPMorgan Mortgage Trust Series 2024-4, Class A4A
6.00% (1),(7)	10/25/54	2,473,485	2,498,213
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class AC (I/O)
0.55% (7)	04/15/40	30,657,489	277,118
LHOME Mortgage Trust Series 2023-RTL3, Class A1
8.00% (1)	08/25/28	2,180,000	2,184,247
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2
4.40% (7)	01/25/34	1,820	1,783
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1
5.58% (7)	11/21/34	210,167	202,049
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3
5.59% (7)	04/25/34	28,930	28,243
MASTR Alternative Loan Trust Series 2003-1, Class 1A1
6.25%	12/25/32	376,204	386,724
MASTR Alternative Loan Trust Series 2003-5, Class 4A1
5.50%	07/25/33	1,055,795	1,050,825
MASTR Alternative Loan Trust Series 2003-9, Class 4A1
5.25%	11/25/33	1,121,381	1,129,247
MASTR Alternative Loan Trust Series 2004-7, Class 1A1
5.50%	07/25/34	916,443	930,202

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MASTR Asset-Backed Securities Trust Series 2006-HE1, Class M1
4.83% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	$3,090,843	$3,040,744
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1
6.72% (7)	10/25/32	65,608	64,597
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C
4.63% (1 mo. USD Term SOFR + 0.474%) (2)	06/25/37	2,703,002	2,706,608
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1
5.12% (7)	08/25/34	255,811	243,291
Mid-State Capital Corp. Trust Series 2006-1, Class A
5.79% (1)	10/15/40	1,549,789	1,558,861
Mid-State Trust Series 10W, Class A2
5.82%	02/15/36	108,304	107,999
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2
5.20% (1 mo. USD Term SOFR + 1.044%) (2)	07/25/34	586,002	616,549
Morgan Stanley Residential Mortgage Loan Trust Series 2025-1, Class A4
5.50% (1),(7)	03/25/55	2,240,207	2,250,022
MortgageIT Trust Series 2005-3, Class A1
4.87% (1 mo. USD Term SOFR + 0.714%) (2)	08/25/35	53,779	53,721
MortgageIT Trust Series 2005-4, Class A1
4.83% (1 mo. USD Term SOFR + 0.674%) (2)	10/25/35	1,098,895	1,099,380
New Century Home Equity Loan Trust Series 2005-D, Class M1
4.95% (1 mo. USD Term SOFR + 0.789%) (2)	02/25/36	2,944,945	2,869,667
NLT Trust Series 2021-INV2, Class A1
1.16% (1),(7)	08/25/56	4,761,472	4,182,053
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1AP
4.83% (1 mo. USD Term SOFR + 0.674%) (2)	12/25/35	1,986,997	1,962,851

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW3, Class M2
5.01% (1 mo. USD Term SOFR + 0.849%) (2)	08/25/35	$1,036,315	$1,038,366
PHH Alternative Mortgage Trust Series 2007-3, Class A3
4.87% (1 mo. USD Term SOFR + 0.714%) (2)	07/25/37	2,946,355	2,903,338
RALI Trust Series 2005-QA3, Class NB1
3.66% (7)	03/25/35	812,311	444,820
Saxon Asset Securities Trust Series 2006-2, Class M1
4.71% (1 mo. USD Term SOFR + 0.549%) (2)	09/25/36	7,973,566	7,624,204
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2
2.82%	01/25/36	1,267,116	1,091,405
Soundview Home Loan Trust Series 2006-OPT4, Class 2A4
4.73% (1 mo. USD Term SOFR + 0.574%) (2)	06/25/36	2,263,733	2,200,920
Specialty Underwriting & Residential Finance Trust Series 2005-BC2, Class M3
5.25% (1 mo. USD Term SOFR + 1.089%) (2)	12/25/35	542,828	540,436
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4
4.61% (1 mo. USD Term SOFR + 0.454%) (2)	01/25/37	24,194	24,171
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5
5.55% (7)	09/25/33	120,650	117,214
Terwin Mortgage Trust Series 2004-7HE, Class A1
5.37% (1 mo. USD Term SOFR + 1.214%) (1),(2)	07/25/34	50,480	49,182
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1
5.23% (7)	01/25/35	203,325	192,017
WaMu Mortgage Pass-Through Certificates Trust Series 2004-CB2, Class 2A
5.50%	07/25/34	304,064	306,886

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1
4.85% (1 mo. USD Term SOFR + 0.694%) (2)	10/25/45		$587,040	$581,202
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2
4.93% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/45		71,444	71,372

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $109,155,499)				106,068,642

CORPORATE BONDS — 31.1%

Aerospace & Defense — 0.7%
Boeing Co.
6.26%	05/01/27		1,455,000	1,497,020
General Electric Co.
4.95% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		2,182,000	2,078,682
4.96% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26		2,235,000	2,239,515

				5,815,217

Agriculture — 0.6%

Altria Group, Inc.
4.88%	02/04/28		1,425,000	1,448,641
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27		2,440,000	2,415,527
Imperial Brands Finance PLC (United Kingdom)
3.50% (1)	07/26/26		1,301,000	1,292,049
Philip Morris International, Inc.
2.75%	06/06/29	EUR	440,000	514,678

				5,670,895

Airlines — 0.1%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29		1,100,618	1,056,945

Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC (Germany)
4.75% (1)	11/13/28		1,130,000	1,137,639

Banks — 11.1%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%) (2)	07/22/27		1,495,000	1,465,369

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)
2.55% (1 day USD SOFR + 1.050%) (2)	02/04/28	$4,275,000	$4,188,175
3.71% (3 mo. USD Term SOFR + 1.774%) (2)	04/24/28	944,000	937,883

Bank of New York Mellon
4.73% (1 day USD SOFR + 1.135%) (2)	04/20/29	3,235,000	3,289,445
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	5,000,000	4,905,150
3.52% (3 mo. USD Term SOFR + 1.413%) (2)	10/27/28	4,987,000	4,921,471
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	1,825,000	1,780,032
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	10,000,000	9,767,800
HSBC Holdings PLC (United Kingdom)
2.01% (1 day USD SOFR + 1.732%) (2)	09/22/28	11,500,000	11,022,980
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%) (2)	02/04/27	14,051,000	13,896,017
2.18% (1 day USD SOFR + 1.890%) (2)	06/01/28	879,000	852,287
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 yr. CMT + 0.850%) (2)	05/11/27	590,000	580,519
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%) (2)	12/10/26	5,000,000	4,967,600
1.59% (1 day USD SOFR + 0.879%) (2)	05/04/27	5,855,000	5,762,901

Morgan Stanley Bank NA
4.97% (1 day USD SOFR + 0.930%) (2)	07/14/28	3,155,000	3,203,303
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%) (2)	06/12/29	830,000	860,088
6.62% (1 day USD SOFR Index + 1.730%) (2)	10/20/27	4,570,000	4,682,513

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%) (2)	06/14/27		$3,007,000	$2,951,340
U.S. Bancorp
4.65% (1 day USD SOFR + 1.230%) (2)	02/01/29		5,365,000	5,425,410
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28		1,275,000	1,239,504
5.57% (1 day USD SOFR + 1.740%) (2)	07/25/29		11,735,000	12,163,680

				98,863,467

Beverages — 0.2%
Constellation Brands, Inc.
2.25%	08/01/31		1,650,000	1,455,333

Biotechnology — 0.3%
Illumina, Inc.
5.75%	12/13/27		2,275,000	2,341,225

Chemicals — 0.4%

FIS Fabbrica Italiana Sintetici SpA (Italy)
5.63% (8)	08/01/27	EUR	200,000	237,529
International Flavors & Fragrances, Inc.
1.83% (1)	10/15/27		3,440,000	3,273,882

				3,511,411

Commercial Services — 0.9%
AA Bond Co. Ltd. (United Kingdom)
8.45% (8)	07/31/50	GBP	455,000	651,838
Global Payments, Inc.
2.15%	01/15/27		7,201,000	7,019,607
Grand Canyon University
5.13%	10/01/28		150,000	147,598
RAC Bond Co. PLC (United Kingdom)
8.25% (8)	05/06/46	GBP	400,000	582,749

				8,401,792

Computers — 0.2%
Dell International LLC/EMC Corp.
4.75%	04/01/28		1,415,000	1,435,631

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		500,000	491,425
Air Lease Corp.
3.63%	04/01/27		4,835,000	4,783,749
American Express Co.
4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29		4,540,000	4,611,777
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27		1,118,000	1,075,684
2.75% (1)	02/21/28		1,350,000	1,296,932

				12,259,567

Issues	Maturity Date	Principal Amount	Value

Electric — 3.3%
Alliant Energy Finance LLC
1.40% (1)	03/15/26	$6,540,000	$6,447,001
5.95% (1)	03/30/29	805,000	842,650
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(2)	02/15/56	1,500,000	1,512,450
Duke Energy Corp.
4.30%	03/15/28	1,835,000	1,844,395
Eversource Energy
2.90%	03/01/27	5,425,000	5,329,358

ITC Holdings Corp.
4.95% (1)	09/22/27	4,960,000	5,023,091
Jersey Central Power & Light Co.
4.30% (1)	01/15/26	1,868,000	1,868,187
Niagara Mohawk Power Corp.
4.65% (1)	10/03/30	4,400,000	4,425,432

Southern Co.
3.75% (5 yr. CMT + 2.915%) (2)	09/15/51	2,194,000	2,167,628

			29,460,192

Entertainment — 0.0%
Great Canadian Gaming Corp./Raptor LLC (Canada)
8.75% (1)	11/15/29	150,000	148,418

Voyager Parent LLC
9.25% (1)	07/01/32	202,000	213,758

			362,176

Food — 0.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	02/02/29	1,795,000	1,720,489
Mars, Inc.
4.80% (1)	03/01/30	4,860,000	4,954,187

			6,674,676

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38% (1)	06/01/28	260,000	267,532
9.50% (1)	06/01/30	152,000	159,246
Southern Co. Gas Capital Corp.
3.88%	11/15/25	1,950,000	1,949,298

			2,376,076

Health Care-Services — 1.1%
Cigna Group
4.50%	09/15/30	2,425,000	2,433,487
HCA, Inc.
5.88%	02/15/26	1,980,000	1,982,653
Humana, Inc.
4.88%	04/01/30	1,420,000	1,438,148
Kedrion SpA (Italy)
6.50% (1)	09/01/29	370,000	366,093

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)
ModivCare, Inc.
5.00% (1),(9),(10),(11)	10/01/29	$909,300	$22,733
Premier Health Partners
2.91%	11/15/26	3,500,000	3,446,240

			9,689,354

Insurance — 0.9%
Farmers Exchange Capital
7.05% (1)	07/15/28	1,625,000	1,714,830
Guardian Life Global Funding
4.80% (1)	04/28/30	1,685,000	1,723,182
MMI Capital Trust I
7.63%	12/15/27	2,000,000	2,127,400
Willis North America, Inc.
2.95%	09/15/29	35,000	33,257

4.65%	06/15/27	2,202,000	2,219,396

			7,818,065

Internet — 0.2%

Cogent Communications Group LLC/Cogent Finance, Inc.

7.00% (1)	06/15/27	90,000	90,003

Uber Technologies, Inc.

4.30%	01/15/30	2,132,000	2,139,377

			2,229,380

Lodging — 0.5%

Hyatt Hotels Corp.

5.05%	03/30/28	2,410,000	2,449,717

Las Vegas Sands Corp.

5.63%	06/15/28	1,860,000	1,902,408

			4,352,125

Media — 0.2%

CSC Holdings LLC

11.75% (1)	01/31/29	1,884,000	1,591,396

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	100,000	88,526

			1,679,922

Office/Business Equipment — 0.0%

Xerox Corp.

10.25% (1)	10/15/30	310,000	315,301

Oil & Gas — 0.1%

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(12)	09/18/30	620,000	631,650

Packaging & Containers — 0.3%

Berry Global, Inc.

1.65%	01/15/27	2,000,000	1,937,680

4.88% (1)	07/15/26	636,000	636,070

			2,573,750

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals — 0.8%

Bayer U.S. Finance LLC (Germany)

6.25% (1)	01/21/29		$6,230,000	$6,550,596

Grifols SA (Spain)

7.50% (8)	05/01/30	EUR	570,000	707,055

Teva Pharmaceutical Finance Netherlands II BV (Israel)

4.13%	06/01/31	EUR	114,000	135,575

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		180,000	185,819

				7,579,045

Pipelines — 0.1%

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(12)	09/30/29		261,000	258,693

9.88% (1)	02/01/32		290,000	316,007

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36		221,000	235,310

				810,010

Real Estate — 0.1%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (8)	05/04/28	EUR	935,000	1,045,814

REIT — 4.7%

American Tower Corp. (REIT)

5.25%	07/15/28		7,290,000	7,498,275

Crown Castle, Inc.

3.80%	02/15/28		3,940,000	3,896,030

DOC Dr. LLC (REIT)

4.30%	03/15/27		3,995,000	3,996,798

Extra Space Storage LP

3.88%	12/15/27		6,745,000	6,700,483

Federal Realty OP LP (REIT)

7.48%	08/15/26		1,850,000	1,887,814

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/30		1,245,000	1,206,716

5.30%	01/15/29		2,179,000	2,222,079

Healthcare Realty Holdings LP

3.50%	08/01/26		1,451,000	1,440,930

3.63%	01/15/28		3,255,000	3,202,041

Hudson Pacific Properties LP

3.25%	01/15/30		144,000	123,831

3.95%	11/01/27		335,000	322,793

4.65%	04/01/29		196,000	182,890

Lineage OP LP

5.25% (1)	07/15/30		825,000	836,649

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

LXP Industrial Trust

6.75%	11/15/28		$3,325,000	$3,540,759

VICI Properties LP/VICI Note Co., Inc.

5.75% (1)	02/01/27		2,590,000	2,623,385

WP Carey, Inc.

4.65%	07/15/30		2,220,000	2,234,896

				41,916,369

Retail — 0.1%

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26		886,000	877,813

5.88% (1)	04/01/29		86,000	80,082

Papa John’s International, Inc.

3.88% (1)	09/15/29		230,000	221,005

				1,178,900

Semiconductors — 0.4%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		1,900,000	1,974,594

Intel Corp.

5.13%	02/10/30		1,415,000	1,456,332

				3,430,926

Software — 0.5%

Open Text Corp. (Canada)

6.90% (1)	12/01/27		2,635,000	2,743,667

Oracle Corp.

4.45%	09/26/30		1,200,000	1,199,964

4.80%	08/03/28		950,000	966,207

				4,909,838

Telecommunications — 0.6%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		215,000	194,130

Global Switch Finance BV (United Kingdom)

1.38% (8)	10/07/30	EUR	485,000	539,512

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29		517,500	521,314

T-Mobile USA, Inc.

3.50%	04/15/31		755,000	718,541

3.75%	04/15/27		3,015,000	2,997,754

Zayo Group Holdings, Inc.

9.25% (1),(13)	03/09/30		106,921	102,383

				5,073,634

Trucking & Leasing — 0.2%

SMBC Aviation Capital Finance DAC (Ireland)

5.10% (1)	04/01/30		1,595,000	1,632,499

Total Corporate Bonds

(Cost: $272,446,852)				277,688,824

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 1.0%

Campbell Union School District, Series B

5.41%	08/01/27	$1,750,000	$1,789,228

City of Baltimore, Series C

5.00%	10/15/25	530,000	530,172

Commonwealth of Massachusetts, Revenue Bonds

4.11%	07/15/31	1,035,581	1,039,552

County of Miami-Dade Aviation Revenue, Series B

2.14%	10/01/28	445,000	422,102

2.29%	10/01/29	985,000	921,323

New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-2

2.31%	11/01/26	4,060,000	3,994,817

Total Municipal Bonds

(Cost: $8,890,408)			8,697,194

FOREIGN GOVERNMENT BONDS — 0.1%

Israel Government International Bonds

5.38%	02/19/30	640,000	660,147

Total Foreign Government Bonds

(Cost: $635,276)			660,147

U.S. TREASURY SECURITIES — 14.9%

U.S. Treasury Bonds

4.75%	08/15/55	356,000	357,307

U.S. Treasury Notes

3.38%	09/15/28	16,305,000	16,194,814

3.50%	09/30/27	89,570,000	89,384,562

3.63%	09/30/30	27,225,000	27,087,812

Total U.S. Treasury Securities

(Cost: $133,184,575)			133,024,495

BANK LOANS — 1.3%

Advertising — 0.0%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.80% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27	68,842	61,903

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (2)	07/15/28	21,463	21,454

			83,357

Aerospace & Defense — 0.0%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

8.83% (3 mo. USD Term SOFR + 4.500%) (2)	02/11/32	61,690	61,960

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

TransDigm, Inc. 2023 Term Loan J

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	02/28/31	$35,665	$35,687

TransDigm, Inc. 2024 Term Loan I

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	08/24/28	43,687	43,693

TransDigm, Inc. 2025 Term Loan M

6.66% (1 mo. USD Term SOFR + 2.500%) (2)	08/19/32	89,933	89,938

			231,278

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.41% (1 mo. USD Term SOFR + 2.250%) (2)	12/21/28	64,496	64,451

Beverages — 0.1%

Celsius Holdings, Inc. Term Loan

7.29% (3 mo. USD Term SOFR + 3.000%) (2)	04/01/32	47,477	47,655

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	446,698	450,980

Naked Juice LLC 2025 FLSO Term Loan

7.35% (3 mo. USD Term SOFR + 3.250%) (2)	01/24/29	345,655	261,834

Naked Juice LLC 2025 FLTO Term Loan

10.10% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30	43,268	18,100

Primo Brands Corp. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	03/31/28	14,335	14,348

			792,917

Chemicals — 0.0%

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.76% (1 mo. USD Term SOFR + 2.500%) (2)	05/06/27	38,482	38,290

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.0%

Boost Newco Borrower LLC 2025 USD Term Loan B2

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	01/31/31	$56,076	$56,222

CCRR Parent, Inc. Term Loan B

8.71% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	21,023	7,148

CCRR Parent, Inc. US Acquisition Facility

8.55% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	59,017	20,213

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.68% (3 mo. USD Term SOFR + 3.675%) (2)	07/06/29	38,678	38,986

Kelso Industries LLC Delayed Draw Term Loan

0.00% (1 mo. USD Term SOFR + 5.750%) (2),(14)	12/30/29	12,133	12,194

Kelso Industries LLC Term Loan

9.91% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	94,295	94,767

Ryan LLC Term Loan

7.66% (1 mo. USD Term SOFR + 3.500%) (2)	11/14/30	36,193	36,310

TruGreen LP 2020 Term Loan

8.26% (1 mo. USD Term SOFR + 4.000%) (2)	11/02/27	165,204	162,520

			428,360

Computers — 0.0%

McAfee LLC 2024 USD 1st Lien Term Loan B

7.22% (1 mo. USD Term SOFR + 3.000%) (2)	03/01/29	11,805	11,311

Peraton Corp. Term Loan B

8.01% (1 mo. USD Term SOFR + 3.750%) (2)	02/01/28	82,489	69,781

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	31,241	31,382

X Corp. Term Loan

10.96% (3 mo. USD Term SOFR + 6.500%) (2)	10/26/29	87,218	85,680

			198,154

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS USD Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (2)	04/28/32	$55,565	$55,781

Diversified Financial Services — 0.1%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.89% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	530,785	531,523

Blackhawk Network Holdings, Inc. 2025 Term Loan B

8.16% (1 mo. USD Term SOFR + 4.000%) (2)	03/12/29	62,246	62,562

Jane Street Group LLC 2024 Term Loan B1

6.20% (3 mo. USD Term SOFR + 2.000%) (2)	12/15/31	80,497	80,019

			674,104

Electric — 0.1%

Alpha Generation LLC Term Loan B

6.16% (1 mo. USD Term SOFR + 2.000%) (2)	09/30/31	112,342	112,328

Calpine Corp. 2024 Term Loan B10

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	01/31/31	132,663	132,678

Calpine Corp. 2024 Term Loan B5

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	02/15/32	101,753	101,760

Cornerstone Generation LLC Term Loan B

7.48% (3 mo. USD Term SOFR + 3.250%) (2)	08/11/32	26,261	26,477

Edgewater Generation LLC 2025 Repriced Term Loan

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	08/01/30	29,333	29,441

Kestrel Acquisition LLC 2024 Term Loan B

9.75% (3 mo. USD Term SOFR + 3.500%) (2)	11/06/31	30,104	30,242

Potomac Energy Center LLC 2025 Term Loan

7.32% (3 mo. USD Term SOFR + 3.000%) (2)	08/05/32	30,546	30,718

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

South Field LLC 2025 Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	$30,208	$30,322

South Field LLC 2025 Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	1,943	1,950

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	12/20/30	218,862	219,417

			715,333

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	79,355	68,087

Electronics — 0.0%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	114,138	114,613

Engineering & Construction — 0.0%

Artera Services LLC 2024 Term Loan

8.50% (3 mo. USD Term SOFR + 4.500%) (2)	02/15/31	82,229	73,826

Entertainment — 0.1%

DK Crown Holdings, Inc. 2025 Term Loan B

6.00% (1 mo. USD Term SOFR + 1.750%) (2)	03/04/32	37,481	37,470

EOC Borrower LLC Term Loan A

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	03/24/28	99,375	99,685

Flutter Financing BV 2025 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	06/04/32	135,346	135,412

GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3

6.61% (6 mo. USD Term SOFR + 2.750%) (2)	10/31/29	37,427	37,465

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (2)	08/16/31	$98,396	$98,888

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (2)	07/01/32	100,360	100,687

			509,607

Food — 0.0%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.28% (1 mo. USD Term SOFR + 4.000%) (2)	06/09/28	63,376	63,456

United Natural Foods, Inc. 2024 Term Loan

8.91% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	96,744	97,430

			160,886

Health Care-products — 0.0%

Antylia Scientific Term Loan

8.29% (3 mo. USD Term SOFR + 4.000%) (2)	05/27/32	53,942	53,403

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	08/20/32	81,261	80,940

			134,343

Health Care-Services — 0.1%

Heartland Dental LLC 2025 Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	89,528	89,484

IQVIA, Inc. 2025 Incremental Term Loan B5

5.75% (3 mo. USD Term SOFR + 1.750%) (2)	01/02/31	175,014	176,086

Modivcare, Inc. 2024 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	07/01/31	263,564	126,620

Modivcare, Inc. 2025 DIP Term Loan

11.14% (1 mo. USD Term SOFR + 7.000%) (2)	02/22/26	119,406	118,212

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.1%

Modivcare, Inc. 2025 Incremental Term Loan

13.78% (3 mo. USD Term SOFR + 9.500%) (2)	01/12/26	$81,493	$36,672

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.82% (3 mo. USD Term SOFR + 3.250%) (2)	12/29/28	33,370	31,989

Star Parent, Inc. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	09/27/30	22,642	22,670

			601,733

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (2),(15)	08/16/32	32,347	32,075

Home Furnishings — 0.0%

AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B

7.28% (1 mo. USD Term SOFR + 3.000%) (2)	07/31/28	27,921	28,007

Insurance — 0.0%

AmWINS Group, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	01/30/32	69,929	69,974

Asurion LLC 2021 Second Lien Term Loan B4

9.53% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	46,768	44,875

			114,849

Internet — 0.1%

Arches Buyer, Inc. 2021 Term Loan B

7.51% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	47,644	47,775

Barracuda Networks, Inc. 2022 Term Loan

8.81% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	32,467	27,372

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	103,563	104,842

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Magnite, Inc. 2025 Repriced Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	$34,240	$34,361

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (2)	05/03/28	51,824	49,977

MH Sub I LLC 2024 Term Loan B4

8.41% (1 mo. USD Term SOFR + 4.250%) (2)	12/31/31	77,424	71,424

Plano HoldCo, Inc. Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (2)	10/02/31	19,900	19,502

Red Ventures LLC 2024 Term Loan B

6.91% (1 mo. USD Term SOFR + 2.750%) (2)	03/04/30	63,257	59,778

TripAdvisor, Inc. Term Loan

6.91% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31	46,543	45,729

			460,760

Leisure Time — 0.0%

Sabre GLBL, Inc. 2022 1st Lien Term Loan B

9.26% (1 mo. USD Term SOFR + 5.000%) (2)	06/30/28	16,411	15,461
Sabre GLBL, Inc. 2024 Term Loan B1

10.26% (1 mo. USD Term SOFR + 6.000%) (2)	11/15/29	21,912	20,734

			36,195

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	11/08/30	498,366	499,425
Station Casinos LLC 2024 Term Loan B

6.16% (1 mo. USD Term SOFR + 2.000%) (2)	03/14/31	28,668	28,699

			528,124

Issues	Maturity Date	Principal Amount	Value

Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan

6.53% (1 mo. USD Term SOFR + 2.250%) (2)	01/27/31	$50,287	$50,360

Media — 0.2%
Charter Communications Operating LLC 2023 Term Loan B4

0.00% (16)	12/07/30	132,167	132,140
Charter Communications Operating LLC 2024 Term Loan B5

6.54% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31	1,450,511	1,451,556
Virgin Media Bristol LLC USD Term Loan N

6.76% (1 mo. USD Term SOFR + 2.500%) (2)	01/31/28	13,618	13,620

Ziggo Financing Partnership USD Term Loan I

6.76% (1 mo. USD Term SOFR + 2.500%) (2)	04/30/28	30,195	30,151

			1,627,467

Miscellaneous Manufacturers — 0.0%
Cleanova U.S. Holdings LLC 2025 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	34,060	34,060

Office/business Equipment — 0.0%
Xerox Holdings Corp. 2023 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	11/19/29	91,759	85,393

Packaging & Containers — 0.0%
Balcan Innovations, Inc. Term Loan B

9.06% (3 mo. USD Term SOFR + 4.750%) (2)	10/18/31	44,417	42,086

Pharmaceuticals — 0.0%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B

6.26% (1 mo. USD Term SOFR + 2.000%) (2)	11/15/27	105,912	105,717

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

6.41% (1 mo. USD Term SOFR + 2.250%) (2)	05/05/28	$62,076	$62,217

			167,934

REIT — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3

5.07% (3 mo. USD Term SOFR + 0.850%) (2)	03/01/29	669,298	655,912
Healthpeak Properties, Inc. Term Loan A1

5.10% (1 mo. USD Term SOFR + 0.840%) (2)	08/20/27	331,629	329,142
Healthpeak Properties, Inc. Term Loan A2

5.10% (1 mo. USD Term SOFR + 0.840%) (2)	02/22/27	331,629	329,141
Invitation Homes Operating Partnership LP 2024 Term Loan

5.13% (1 mo. USD Term SOFR + 0.850%) (2)	09/09/28	954,196	954,196

			2,268,391

Retail — 0.0%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	09/20/30	20,274	20,232
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.56% (3 mo. USD Term SOFR + 3.250%) (2)	11/01/31	63,511	58,866
KFC Holding Co. 2021 Term Loan B

6.00% (1 mo. USD Term SOFR + 1.750%) (2)	03/15/28	191,740	192,699
Peer Holding III BV 2025 USD Term Loan B5B

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	07/01/31	124,733	125,019

			396,816

Issues	Maturity Date	Principal Amount	Value

Software — 0.0%
Cast & Crew Payroll LLC 2021 Incremental Term Loan
7.91% (1 mo. USD Term SOFR + 3.750%) (2)	12/29/28	$22,536	$20,471
Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan
9.21% (3 mo. USD Term SOFR + 5.000%) (2)	04/29/30	4,374	4,433
DTI Holdco, Inc. 2025 Term Loan B
8.16% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29	34,879	31,174
EagleView Technology Corp. 2025 Term Loan
9.50% (3 mo. USD Term SOFR + 5.500%) (2)	08/14/28	130,377	128,381
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B
6.66% (1 mo. USD Term SOFR + 2.500%) (2)	01/30/32	37,627	37,435
Modena Buyer LLC Term Loan
8.81% (3 mo. USD Term SOFR + 4.500%) (2)	07/01/31	20,655	20,426
Renaissance Holdings Corp. 2024 1st Lien Term Loan
8.16% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30	109,438	95,131

			337,451

Telecommunications — 0.0%
Frontier Communications Corp. 2025 Term Loan B
6.65% (1 mo. USD Term SOFR + 2.500%) (2)	07/01/31	31,349	31,420
Zayo Group Holdings, Inc. USD Term Loan
7.28% (1 mo. USD Term SOFR + 3.000%) (2)	03/09/27	101,885	100,716

			132,136

Total Bank Loans

(Cost: $11,535,141)			11,287,224

Total Fixed Income Securities

(Cost: $1,008,831,328)			1,008,661,738

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value
CONVERTIBLE SECURITIES — 0.2%
CONVERTIBLE CORPORATE BONDS — 0.2%
Beverages — 0.1%
Davide Campari-Milano NV (Italy)
2.38% (8)	01/17/29	EUR	300,000	$340,261

Commercial Services — 0.1%
Worldline SA (France)
0.00% (3),(8)	07/30/26	EUR	1,000,000	1,120,010

Total Convertible Corporate Bonds

(Cost: $1,345,552)				1,460,271

Total Convertible Securities

(Cost: $1,345,552)				1,460,271

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 7.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09%(17)			4,805,321	4,805,321

Issues	Shares	Value

MONEY MARKET INVESTMENTS (Continued)

TCW Central Cash Fund, 4.14%(17),(18)	$64,811,802	$64,811,802

Total Money Market Investments

(Cost: $69,617,123)		69,617,123

PURCHASED OPTIONS(19) (0.0%)

(Cost: $383,321)		71,397

Total Investments (121.0%)

(Cost: $1,080,177,324)		1,079,810,529

Net unrealized appreciation/depreciation on Unfunded Commitments (0.0%)		12

Liabilities In Excess Of Other Assets (-21.0%)		(187,435,975)

Net Assets (100.0%)		$892,374,566

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
3,014	2-Year U.S. Treasury Note Futures	12/31/25	$627,719,960	$628,112,892	$392,932

			$627,719,960	$628,112,892	$392,932

Short Futures
521	10-Year U.S. Treasury Note Futures	12/19/25	$(59,192,405)	$(59,955,703)	$(763,298)
1,233	5-Year U.S. Treasury Note Futures	12/31/25	(134,664,660)	(134,637,821)	26,839
12	Euro Schatz Futures	12/8/25	(1,509,671)	(1,508,418)	1,253
2	Euro-Bobl Futures	12/8/25	(276,545)	(276,853)	(308)
5	Euro-Bund Futures	12/8/25	(752,059)	(755,349)	(3,290)
99	U.S. Ultra Long Bond Futures	12/19/25	(11,570,429)	(11,886,187)	(315,758)

			$(207,965,769)	$(209,020,331)	$(1,054,562)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (20)
Goldman Sachs & Co.	EUR	3,010,184	10/10/25	$3,534,098	$3,538,697	$4,599

				$3,534,098	$3,538,697	$4,599

SELL (21)
JPMorgan Chase Bank	EUR	8,019,025	10/10/25	$9,444,837	$9,426,964	$17,873

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

September 30, 2025

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (Continued)
Goldman Sachs & Co.	EUR	575,000	10/10/25	$675,540	$675,956	$(416)
Bank of New York	GBP	1,430,996	10/10/25	1,940,235	1,926,571	13,664
Citibank N.A.	GBP	934,000	10/10/25	1,269,105	1,257,457	11,648

				$13,329,717	$13,286,948	$42,769

Swaptions

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	1/30/26	43,113,000	43,113,000	$5,368	$49,580	$(44,212)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	2/27/26	43,113,000	43,113,000	9,666	56,047	(46,381)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	43,113,000	43,113,000	16,068	72,300	(56,232)
5-Year Interest Rate Swap	Bank of America	4.22	1/30/26	18,017,000	18,017,000	7,832	55,853	(48,021)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	2/27/26	18,017,000	18,017,000	12,866	68,465	(55,599)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	3/31/26	18,017,000	18,017,000	19,597	81,076	(61,479)

Total Swaptions						$71,397	$383,321	$(311,924)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $265,948,550 or 29.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	Security is not accruing interest.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $9,250,576 or 1.0% of net assets.
(9)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(10)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(11)	Restricted security (Note 11).
(12)	Perpetual maturity.
(13)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 0.50% PIK interest.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 11,733, at an interest rate of 7.68% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.70% per annum.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,523, at an interest rate of 7.71% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 1.75% per annum.
(16)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(17)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(18)	Affiliated issuer.
(19)	See options table for description of purchased options.
(20)	Fund buys foreign currency, sells USD.
(21)	Fund sells foreign currency, buys USD.

The summary of the Low Duration Bond Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$17,362,135	$708,549,667	$661,100,000	64,811,802	$64,811,802	$2,262,605	$—	$—	$—

Total					$64,811,802	$2,262,605	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$277,688,824	$—	$277,688,824
Residential Mortgage-Backed Securities — Agency	—	252,149,215	—	252,149,215
U.S. Treasury Securities	—	133,024,495	—	133,024,495
Asset-Backed Securities	—	128,118,375	4,671,663	132,790,038
Residential Mortgage-Backed Securities — Non-Agency	—	106,068,642	—	106,068,642
Commercial Mortgage-Backed Securities — Non-Agency	—	77,974,130	—	77,974,130
Bank Loans	—	11,287,224	—	11,287,224
Municipal Bonds	—	8,697,194	—	8,697,194
Commercial Mortgage-Backed Securities — Agency	—	8,321,829	—	8,321,829
Foreign Government Bonds	—	660,147	—	660,147

Total Fixed Income Securities	—	1,003,990,075	4,671,663	1,008,661,738

Convertible Securities
Convertible Corporate Bonds	—	1,460,271	—	1,460,271
Equity Securities
Money Market Investments	69,617,123	—	—	69,617,123
Swaptions
Purchased Swaptions — OTC	—	71,397	—	71,397
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	12	—	12

Total Investments	$69,617,123	$1,005,521,755	$4,671,663	$1,079,810,541

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	47,784	—	47,784
Futures Contracts
Interest Rate Risk	421,024	—	—	421,024

Total	$70,038,147	$1,005,569,539	$4,671,663	$1,080,279,349

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,082,654)	$—	$—	$(1,082,654)
Forward Currency Contracts
Foreign Currency Risk	—	(416)	—	(416)

Total	$(1,082,654)	$(416)	$—	$(1,083,070)

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited)	September 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES —105.0% of Net Assets

ASSET-BACKED SECURITIES — 11.7%

AGL CLO 12 Ltd. Series 2021-12A, Class B

6.19% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/20/34	$125,000	$125,254

AIMCO CLO Series 2017-AA, Class SUB

0.00% (1),(3)	01/20/38	355,000	197,774

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	230,000	245,547

Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR

7.42% (3 mo. USD Term SOFR + 3.100%) (1),(2)	04/20/35	175,000	175,345

BCRED CLO LLC Series 2023-1A, Class A

6.63% (3 mo. USD Term SOFR + 2.300%) (1),(2)	01/20/36	250,000	250,642

Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR

6.07% (3 mo. USD Term SOFR + 1.750%) (1),(2)	07/15/37	200,000	200,747

Carvana Auto Receivables Trust Series 2022-P3, Class R

0.00% (1),(4)	09/10/29	1,750	143,685

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class B

3.79% (1)	12/26/51	165,000	161,084

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2

6.00% (1)	05/20/55	65,000	66,705

Crystal River CDO Ltd. Series 2005-1A, Class A

4.79% (3 mo. USD Term SOFR + 0.622%) (1),(2)	03/02/46	419,900	35,196

Diamond Infrastructure Funding LLC Series 2021-1A, Class C

3.48% (1)	04/15/49	215,000	206,864

Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB

6.89% (1),(3)	07/17/37	250,000	168,152

Elmwood CLO 30 Ltd. Series 2024-6A, Class B

6.07% (3 mo. USD Term SOFR + 1.750%) (1),(2)	07/17/37	250,000	250,993

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51	65,000	63,134

GLS Auto Receivables Issuer Trust Series 2023-2A, Class D

6.31% (1)	03/15/29	220,000	225,324

GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A, Class B

6.13% (3 mo. USD Term SOFR + 1.800%) (1),(2)	07/20/37	90,000	90,342

Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R

7.06% (3 mo. USD Term SOFR + 2.750%) (1),(2)	01/20/36	175,000	175,863

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1

7.48% (3 mo. USD Term SOFR + 3.250%) (1),(2)	11/09/36	$250,000	$250,707

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	150,000	146,766

HPS Loan Management Ltd. Series 2024-19A, Class C2

7.22% (3 mo. USD Term SOFR + 2.900%) (1),(2)	04/15/37	250,000	251,145

KGS-Alpha SBA COOF Trust Series 2015-1, Class A (I/O)

1.46% (1),(3)	10/25/35	459,935	12,512

Lehman XS Trust Series 2006-13, Class 1A2

4.45% (1 mo. USD Term SOFR + 0.454%) (2),(5)	09/25/36	2	—

Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A, Class SUB

0.00% (1),(3)	07/24/37	250,000	183,108

OCP CLO Ltd. Series 2015-9A, Class SUB

0.00% (1),(3),(6)	01/15/37	325,800	140,530

Octagon Investment Partners 46 Ltd. Series 2020-2A, Class BR

6.23% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/15/36	125,000	125,136

Palmer Square CLO Ltd. Series 2024-3A, Class SUB

0.00% (1),(3),(6)	07/20/37	250,000	216,663

Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class CR

7.38% (3 mo. USD Term SOFR + 3.150%) (1),(2)	01/20/34	130,000	130,455

Rad CLO 22 Ltd. Series 2023-22A, Class D

9.33% (3 mo. USD Term SOFR + 5.000%) (1),(2)	01/20/37	100,000	100,771

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.78% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	24,668	24,689

Rockford Tower CLO Ltd. Series 2021-2A, Class BR

5.86% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/20/34	160,000	160,138

Skyline Aviation, Inc. Class A

3.23% (5)	07/03/38	54,961	51,526

SLC Student Loan Trust Series 2004-1, Class B

4.90% (90 day USD SOFR Average + 0.552%) (2)	08/15/31	83,735	73,952

SLM Student Loan Trust Series 2007-7, Class B

5.35% (90 day USD SOFR Average + 1.012%) (2)	10/27/70	215,000	217,376

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-2, Class B

5.80% (90 day USD SOFR Average + 1.462%) (2)	01/25/83	$340,000	$350,690

SLM Student Loan Trust Series 2008-3, Class B

5.80% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	340,000	343,614

SLM Student Loan Trust Series 2008-4, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	04/25/73	340,000	349,197

SLM Student Loan Trust Series 2008-5, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	235,000	242,570

Stratus CLO Ltd. Series 2021-3A, Class SUB

0.00% (1),(3),(6)	12/29/29	250,000	25

Structured Receivables Finance LLC Series 2010-A, Class B

7.61% (1)	01/16/46	150,343	151,918

Structured Receivables Finance LLC Series 2010-B, Class B

7.97% (1)	08/15/36	229,928	234,291

TIF Funding II LLC Series 2021-1A, Class A

1.65% (1)	02/20/46	333,483	304,704

Voya CLO Ltd. Series 2020-1A, Class DRR

7.19% (3 mo. USD Term SOFR + 2.950%) (1),(2)	07/16/34	150,000	150,300

Total Asset-Backed Securities

(Cost: $7,440,156)			6,995,434

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 16.4%

Federal Home Loan Mortgage Corp., Pool #SD5846

2.00%	08/01/52	116,208	94,146

Federal Home Loan Mortgage Corp., Pool #RA6427

3.00%	12/01/51	188,850	166,019

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	353,985	312,292

Federal Home Loan Mortgage Corp., Pool #SD3246

4.00%	08/01/52	42,177	39,938

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50% (7)	09/01/52	664,254	647,658

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50% (7)	10/01/52	222,365	216,775

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50% (7)	11/01/52	99,408	96,893

Federal Home Loan Mortgage Corp. REMICS Series 3247, Class SI (I/O) (I/F)

0.15% (-30 day USD SOFR Average + 6.536%) (2)	08/15/36	4,508,853	18,983

Federal Home Loan Mortgage Corp. REMICS Series 3289, Class SD (I/O) (I/F)

1.63% (-30 day USD SOFR Average + 6.006%) (2)	03/15/37	383,247	27,470

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)

3.97% (-30 day USD SOFR Average + 10.500%) (2)	06/25/55	$94,456	$91,051

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)

4.04% (-30 day USD SOFR Average + 10.575%) (2)	06/25/55	94,947	89,654

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)

4.41% (-30 day USD SOFR Average + 11.667%) (2)	06/25/55	95,318	92,790

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F)

1.54% (-30 day USD SOFR Average + 5.900%)(2)	09/25/55	497,606	51,122

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	867,351	115,398

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	583,190	493,987

Federal National Mortgage Association, Pool #MA4624

3.00%	06/01/52	528,872	466,207

Federal National Mortgage Association, Pool #FS8864

4.00%	02/01/53	274,481	259,781

Federal National Mortgage Association, Pool #MA4784

4.50% (7)	10/01/52	178,256	173,775

Federal National Mortgage Association, Pool #MA4917

4.50% (7)	02/01/53	294,036	286,508

Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)

2.00%	06/25/51	180,417	23,609

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	685,343	89,672

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	436,565	56,340

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	1,039,582	135,961

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2000-45, Class SA (I/O) (I/F)

3.45% (-30 day USD SOFR Average + 7.836%) (2)	12/18/30	$364	$16

Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/O) (I/F)

8.50% (-30 day USD SOFR Average + 126.168%) (2)	09/25/31	102	106

Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/O) (I/F)

9.80% (-30 day USD SOFR Average + 99.197%) (2)	01/25/34	1,507	1,579

Federal National Mortgage Association REMICS Series 2006-125, Class SM (I/O) (I/F)

2.73% (-30 day USD SOFR Average + 7.086%) (2)	01/25/37	312,647	31,700

Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F)

1.58% (-30 day USD SOFR Average + 5.936%) (2)	11/25/36	341,791	28,944

Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.306%) (2)	05/25/40	350,982	37,550

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F)

0.99% (-30 day USD SOFR Average + 5.350%) (2)	07/25/54	1,302,538	71,852

Government National Mortgage Association, Pool #MA8151

4.50%	07/20/52	346,557	338,748

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	119,909	116,513

Government National Mortgage Association REMICS Series 2013-25, Class SA (I/O) (I/F)

1.95% (-1 mo. USD Term SOFR + 6.086%) (2)	02/20/43	974,405	108,245

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F)

1.11% (-30 day USD SOFR Average + 5.500%) (2)	10/20/54	1,075,983	86,794

Government National Mortgage Association, TBA

4.00% (8)	05/01/52	550,000	517,309

4.50% (8)	08/01/54	100,000	96,999

5.00% (8)	04/01/55	625,000	621,754

5.50% (8)	04/01/55	750,000	755,655

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Uniform Mortgage-Backed Security, TBA

2.00% (8)	10/01/51	$425,000	$342,815

2.50% (8)	11/01/51	400,000	337,181

3.00% (8)	12/01/51	125,000	109,825

3.50% (8)	01/01/52	600,000	548,512

4.00% (8)	02/01/52	575,000	542,038

4.50% (8)	06/01/54	300,000	291,043

5.00% (8)	03/01/55	825,000	818,290

Total Residential Mortgage-backed Securities — Agency

(Cost: $10,085,498)			9,849,497

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 16.1%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	137,000	132,333

1211 Avenue of the Americas Trust Series 2015-1211, Class B

4.23% (1),(3)	08/10/35	150,000	142,697

245 Park Avenue Trust Series 2017-245P, Class E

3.78% (1),(3)	06/05/37	170,000	161,628

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.64% (1 mo. USD Term SOFR + 2.419%) (1),(2)	09/15/34	150,000	145,497

AOA Mortgage Trust Series 2021-1177, Class A

5.14% (1 mo. USD Term SOFR + 0.989%) (1),(2)	10/15/38	400,000	400,000

Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)

1.25% (1),(3)	09/15/48	1,500,000	436

Bank Series 2020-BN25, Class AS

2.84%	01/15/63	258,000	236,710

BOCA Commercial Mortgage Trust Series 2024-BOCA, Class D

7.79% (1 mo. USD Term SOFR + 3.638%) (1),(2)	08/15/41	160,000	161,452

BX Commercial Mortgage Trust Series 2021-VOLT, Class F

6.66% (1 mo. USD Term SOFR + 2.514%) (1),(2)	09/15/36	96,883	96,765

BX Commercial Mortgage Trust Series 2025-BCAT, Class D

6.80% (1 mo. USD Term SOFR + 2.650%) (1),(2)	08/15/42	191,657	192,579

BX Trust Series 2021-LBA, Class DV

5.87% (1 mo. USD Term SOFR + 1.714%) (1),(2)	02/15/36	229,335	229,030

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2021-VIEW, Class B

6.06% (1 mo. USD Term SOFR + 1.914%) (1),(2)	06/15/36	$200,000	$199,947

BX Trust Series 2021-VIEW, Class C

6.61% (1 mo. USD Term SOFR + 2.464%) (1),(2)	06/15/36	78,000	77,986

BX Trust Series 2025-VLT6, Class E

7.34% (1 mo. USD Term SOFR + 3.191%) (1),(2)	03/15/42	129,000	129,106

BXHPP Trust Series 2021-FILM, Class C

5.36% (1 mo. USD Term SOFR + 1.214%) (1),(2)	08/15/36	120,000	109,885

BXHPP Trust Series 2021-FILM, Class D

5.76% (1 mo. USD Term SOFR + 1.614%) (1),(2)	08/15/36	100,000	90,176

Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA (I/O)

2.04% (3)	07/10/49	1,928,151	11,695

Citigroup Commercial Mortgage Trust Series 2018-C5, Class AS

4.41% (3)	06/10/51	222,000	219,176

Citigroup Commercial Mortgage Trust Series 2020-555, Class G

3.62% (1),(3)	12/10/41	200,000	167,828

COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class X (I/O)

0.65% (1),(3)	04/15/47	527,541	1,645

COMM Mortgage Trust Series 2013-CR12, Class XA (I/O)

0.66% (3)	10/10/46	127,859	2

CoreVest American Finance Ltd. Series 2020-1, Class A2

2.30% (1)	03/15/50	64,408	61,047

CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA (I/O)

0.17% (3)	04/15/50	104,356	—

CSMC Trust Series 2014-USA, Class X1 (I/O)

0.69% (1),(3),(9)	09/15/37	9,783,817	184

DROP Mortgage Trust Series 2021-FILE, Class D

7.01% (1 mo. USD Term SOFR + 2.864% )(1),(2)	10/15/43	150,000	128,491

FirstKey Homes Trust Series 2021-SFR1, Class F2

3.45% (1)	08/17/38	180,000	176,901

FirstKey Homes Trust Series 2021-SFR2, Class C

1.71% (1)	09/17/38	250,000	242,509

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

FirstKey Homes Trust Series 2022-SFR1, Class D

5.20% (1)	05/19/39		$350,000	$349,229

Frost CMBS DAC Series 2021-1X, Class EUA

3.18% (3 mo. EUR EURIBOR + 1.150%) (2),(10)	11/20/33	EUR	95,240	111,890

FRTKL Group, Inc. Series 2021-SFR1, Class G

4.11% (1)	09/17/38		300,000	291,110

GS Mortgage Securities Corp. Trust Series 2021-STAR, Class B

5.67% (1 mo. USD Term SOFR + 1.514%) (1),(2)	12/15/36		150,000	148,967

GS Mortgage Securities Trust Series 2014-GC24, Class XA (I/O)

0.39% (3)	09/10/47		193,539	2

Hilton USA Trust Series 2016-HHV, Class F

4.33% (1),(3)	11/05/38		170,000	165,365

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O)

0.55% (3)	09/15/47		451,778	7

JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O)

0.61% (3)	11/15/47		898,535	11

JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class XEF (I/O)

1.91% (1),(3)	06/15/51		1,157,000	46,219

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.95% (1),(3)	09/06/38		225,000	221,343

KRE Commercial Mortgage Trust Series 2025-AIP4, Class E

7.15% (1 mo. USD Term SOFR + 3.000%) (1),(2)	03/15/42		130,000	129,819

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class XA (I/O)

1.30% (1),(3)	02/15/36		1,326,401	30,728

MF1 Ltd. Series 2021-FL6, Class C

6.10% (1 mo. USD Term SOFR + 1.964%) (1),(2)	07/16/36		160,000	159,980

MKT Mortgage Trust Series 2020-525M, Class D

3.04% (1),(3)	02/12/40		286,000	231,558

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XB (I/O)

0.15% (1),(3)	05/15/46		7,287,667	1,254

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E

4.46% (1),(3)	01/15/43		180,000	153,566

NXPT Commercial Mortgage Trust Series 2024-STOR, Class E

6.93% (1),(3)	11/05/41		144,000	146,088

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NYC Commercial Mortgage Trust Series 2025-3BP, Class D

6.59% (1 mo. USD Term SOFR + 2.441%) (1),(2)	02/15/42	$135,000	$134,487

NYO Commercial Mortgage Trust Series 2021-1290, Class C

6.26% (1 mo. USD Term SOFR + 2.109%) (1),(2)	11/15/38	100,000	98,458

NYO Commercial Mortgage Trust Series 2021-1290, Class D

6.81% (1 mo. USD Term SOFR + 2.659%) (1),(2)	11/15/38	140,000	136,518

Progress Residential Trust Series 2021-SFR10, Class H

5.23% (1)	12/17/40	235,265	227,865

Progress Residential Trust Series 2021-SFR3, Class E1

2.54% (1)	05/17/26	225,000	222,847

Progress Residential Trust Series 2021-SFR3, Class F

3.44% (1)	05/17/26	200,000	198,227

Progress Residential Trust Series 2021-SFR6, Class G

4.00% (1)	07/17/38	250,000	246,763

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	220,000	207,581

Progress Residential Trust Series 2022-SFR1, Class F

4.88% (1)	02/17/41	130,000	126,897

RIDE Series 2025-SHRE, Class D

6.97% (1),(3)	02/14/47	100,000	102,403

ROCK Trust Series 2024-CNTR, Class D

7.11% (1)	11/13/41	213,000	222,621

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (1),(3)	01/05/43	220,000	191,591

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D

4.53% (1),(3)	01/05/43	200,000	151,854

SFO Commercial Mortgage Trust Series 2021-555, Class B

5.76% (1 mo. USD Term SOFR + 1.614%) (1),(2)	05/15/38	150,000	148,797

SMRT Commercial Mortgage Trust Series 2022-MINI, Class E

6.85% (1 mo. USD Term SOFR + 2.700%) (1),(2)	01/15/39	100,000	99,225

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SMRT Commercial Mortgage Trust Series 2022-MINI, Class F

7.50% (1 mo. USD Term SOFR + 3.350%) (1),(2)	01/15/39		$150,000	$146,479

SREIT Trust Series 2021-PALM, Class C

5.22% (1 mo. USD Term SOFR + 1.074%) (1),(2)	10/15/34		230,000	229,501

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.49% (1 mo. USD Term SOFR + 3.340%) (1),(2)	02/15/42		200,000	199,750

TCO Commercial Mortgage Trust Series 2024-DPM, Class D

6.89% (1 mo. USD Term SOFR + 2.741%) (1),(2)	12/15/39		130,000	130,799

Tricon American Homes Series 2020-SFR1, Class D

2.55% (1)	07/17/38		133,000	130,523

Tricon American Homes Series 2020-SFR1, Class F

4.88% (1)	07/17/38		244,000	242,650

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38		230,000	226,907

U.K. Logistics DAC Series 2025-1A, Class E

9.49% (1 day GBP SONIA + 5.500%) (1),(2)	05/17/35	GBP	89,244	120,606

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O)

0.05% (3)	07/15/58		211,152	2

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA (I/O)

1.68% (3)	11/15/49		3,112,877	15,673

WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O)

0.46% (3)	06/15/46		41,679	—

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $10,159,862)				9,661,865

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.5%

Federal Home Loan Mortgage Corp. Multifamily PC REMICS Trust Series 2019-P002, Class X (I/O)

1.14% (3)	07/25/33		535,000	28,837

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047, Class X3 (I/O)

3.75% (3)	06/25/43		226,574	20

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC04, Class X1 (I/O)

1.41% (3)	12/25/26	$1,686,960	$16,550

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)

1.34% (3)	06/25/27	1,697,316	18,874

Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)

3.04% (3)	07/25/39	196,221	3,597

FREMF Mortgage Trust Series 2017-K66, Class X2A (I/O)

0.10% (1)	06/25/27	40,337,475	48,570

FREMF Mortgage Trust Series 2017-K726, Class X2B (I/O)

0.10% (1),(5)	07/25/49	4,288,030	43

Government National Mortgage Association Series 2009-114 (I/O)

0.00% (3),(6)	10/16/49	3,845,633	38

Government National Mortgage Association Series 2010-148 (I/O)

0.30% (3)	09/16/50	1,272,289	13,342

Government National Mortgage Association Series 2012-123 (I/O)

0.61% (3)	12/16/51	1,852,622	30,397

Government National Mortgage Association Series 2012-125 (I/O)

0.17% (3)	02/16/53	5,977,438	38,058

Government National Mortgage Association Series 2012-27 (I/O)

0.20% (3)	04/16/53	2,491,974	5,218

Government National Mortgage Association Series 2013-156 (I/O)

0.22% (3)	06/16/55	3,283,815	12,380

Government National Mortgage Association Series 2013-163 (I/O)

1.00% (3)	02/16/46	826,826	10,859

Government National Mortgage Association Series 2013-63 (I/O)

0.70% (3)	09/16/51	2,531,473	57,918

Government National Mortgage Association Series 2013-74 (I/O)

0.48% (3)	12/16/53	450,272	3,312

Government National Mortgage Association Series 2014-103 (I/O)

0.19% (3)	05/16/55	811,327	3,996

Government National Mortgage Association Series 2014-125 (I/O)

0.87% (3)	11/16/54	357,095	9,379

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association Series 2015-47 (I/O)

0.36% (3)	10/16/56	$493,331	$5,740

Total Commercial Mortgage-backed Securities — Agency

(Cost: $1,069,683)			307,128

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 29.2%

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

5.03% (1 mo. USD Term SOFR + 0.874%) (2)	03/25/37	349,838	142,592

ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A1

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	01/25/37	530,592	290,523

Ajax Mortgage Loan Trust Series 2021-C, Class A

6.12% (1)	01/25/61	173,654	173,746

American Home Mortgage Assets Trust Series 2007-1, Class A1

4.85% (1 yr. MTA + 0.700%) (2)	02/25/47	699,504	241,760

Angel Oak Mortgage Trust Series 2024-11, Class M1A

6.58% (1),(3)	08/25/69	200,000	203,484

Banc of America Funding Corp. Series 2015-R3, Class 1A2

3.45% (1),(3)	03/27/36	334,550	287,331

Banc of America Funding Trust Series 2006-7, Class T2A

5.69% (3)	10/25/36	186,344	169,336

Banc of America Funding Trust Series 2014-R5, Class 1A2

3.91% (6 mo. USD Term SOFR + 1.928%) (1),(2)	09/26/45	211,088	151,079

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.50%	02/25/37	197,896	115,760

C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3

3.27%	03/25/37	755,296	264,155

Carrington Mortgage Loan Trust Series 2006-NC4, Class A4

4.51% (1 mo. USD Term SOFR + 0.354%) (2)	10/25/36	175,000	152,237

Carrington Mortgage Loan Trust Series 2007-RFC1, Class A3

4.41% (1 mo. USD Term SOFR + 0.254%) (2)	12/25/36	63,065	62,001

CIM Trust Series 2020-R6, Class A1

2.25% (1),(3)	12/25/60	249,295	226,556

CIM Trust Series 2021-R1, Class A2

2.40% (1),(3)	08/25/56	248,415	226,724

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(3)	06/25/57	$132,159	$123,111

CIM Trust Series 2021-R5, Class A1B

2.00% (1),(3)	08/25/61	115,000	79,297

CIM Trust Series 2023-R3, Class A1A

4.50% (1),(3)	01/25/63	193,490	187,479

CIM Trust Series 2025-R1, Class A1

5.00% (1)	02/25/99	189,925	189,026

Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A

6.13%	08/25/35	263,468	244,659

COLT Mortgage Loan Trust Series 2021-2, Class A1

0.92% (1),(3)	08/25/66	80,789	68,640

COLT Mortgage Loan Trust Series 2021-HX1, Class A1

1.11% (1),(3)	10/25/66	271,962	236,069

Conseco Finance Corp. Series 1999-5, Class A5

7.86% (3)	03/01/30	68,277	18,960

Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8

5.50%	05/25/35	261,737	213,901

Countrywide Alternative Loan Trust Series 2005-59, Class 1A1

4.91% (1 mo. USD Term SOFR + 0.774%) (2)	11/20/35	265,138	257,275

Countrywide Alternative Loan Trust Series 2007-15CB, Class A7

6.00%	07/25/37	435,220	255,479

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	9,340	9,325

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A5

6.96% (3)	09/25/28	22,514	22,533

CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9

7.00% (3)	08/25/37	426,169	240,719

CSMC Trust Series 2015-12R, Class 2A2

3.36% (1),(3)	11/30/37	72,219	66,480

CSMC Trust Series 2021-RPL4, Class A1

4.14% (1),(3)	12/27/60	169,210	168,651

CSMC Trust Series 2021-RPL7, Class A1

4.21% (1),(3)	07/27/61	269,902	268,858

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A5

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	06/25/37	238,856	211,443

EFMT Series 2025-NQM1, Class B1B

7.45% (1),(3)	01/25/70	190,000	191,245

Ellington Financial Mortgage Trust Series 2021-3, Class A1

1.24% (1),(3)	09/25/66	67,305	56,550

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

10.61% (30 day USD SOFR Average + 6.250%) (1),(2)	09/25/41	$200,000	$207,004

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1

9.72% (30 day USD SOFR Average + 5.364%) (1),(2)	06/25/39	142,708	147,029

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1

8.22% (30 day USD SOFR Average + 3.864%) (1),(2)	09/25/39	55,028	56,152

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.86% (30 day USD SOFR Average + 5.500%) (1),(2)	12/25/41	185,000	191,687

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

10.36% (30 day USD SOFR Average + 6.000%) (1),(2)	12/25/41	200,000	209,049

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B

4.49% (1 mo. USD Term SOFR + 0.334%) (2)	12/25/37	233,444	215,153

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

4.71% (1 mo. USD Term SOFR + 0.554%) (2)	01/25/38	661,470	363,655

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B

4.47% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/37	485,247	231,400

Fremont Home Loan Trust Series 2005-A, Class M4

5.29% (1 mo. USD Term SOFR + 1.134%) (2)	01/25/35	286,455	262,999

GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1

3.79% (3)	04/19/36	157,084	130,535

GreenPoint MTA Trust Series 2005-AR1, Class A2

4.71% (1 mo. USD Term SOFR + 0.554%) (2)	06/25/45	51,151	46,773

GSAA Home Equity Trust Series 2006-1, Class A3

4.93% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/36	624,012	255,943

GSAA Home Equity Trust Series 2006-10, Class AF3

5.98% (3)	06/25/36	553,235	123,566

GSAA Home Equity Trust Series 2006-6, Class AF3

5.73% (3)	03/25/36	495,315	134,746

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSAA Home Equity Trust Series 2007-4, Class A2

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	03/25/37	$969,990	$263,017

GSAA Home Equity Trust Series 2007-5, Class 1AF

5.91%	05/25/37	652,243	219,594

GSAA Home Equity Trust Series 2007-5, Class 2A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	04/25/47	1,739,354	381,175

GSAA Trust Series 2006-7, Class AF3

6.72%	03/25/46	638,310	226,168

GSAMP Trust Series 2007-NC1, Class A2C

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	12/25/46	229,186	113,770

HarborView Mortgage Loan Trust Series 2005-3, Class 1A

4.77% (1 mo. USD Term SOFR + 0.634%) (2)	06/19/35	278,186	145,388

HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A

4.61% (1 mo. USD Term SOFR + 0.474%) (2)	05/19/46	574,905	282,999

HarborView Mortgage Loan Trust Series 2006-5, Class 1A1

5.06% (1 yr. MTA + 0.910%) (2)	07/19/47	306,689	95,922

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00%	09/25/37	181,105	130,933

HSI Asset Securitization Corp. Trust Series 2007-OPT1, Class 1A

4.41% (1 mo. USD Term SOFR + 0.254%) (2)	12/25/36	175,595	152,415

Impac CMB Trust Series 2004-4, Class 1A2

4.89% (1 mo. USD Term SOFR + 0.734%) (2)	09/25/34	6,575	6,574

Impac CMB Trust Series 2004-6, Class 1A2

5.05% (1 mo. USD Term SOFR + 0.894%) (2)	10/25/34	19,963	19,968

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.82% (3)	12/25/35	180,551	153,071

IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1

3.34% (3)	05/25/37	173,710	139,621

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3

6.61%	02/25/28	21,906	21,979

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4

6.75%	02/25/28	9,222	9,255

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF6

4.23%	03/25/47	$536,852	$353,560

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1),(5)	02/25/30	130,000	131,481

Long Beach Mortgage Loan Trust Series 2006-9, Class 2A3

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36	378,280	118,328

Luminent Mortgage Trust Series 2006-5, Class A1A

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	07/25/36	234,751	142,735

MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A

4.66% (1 mo. USD Term SOFR + 0.504%) (2)	01/25/47	410,891	164,119

MASTR Adjustable Rate Mortgages Trust Series 2007-2, Class A1

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/47	189,301	173,973

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	03/25/36	2,395,219	216,241

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	05/25/37	80,621	78,390

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4

4.83% (1 mo. USD Term SOFR + 0.674%) (2)	05/25/37	300,000	256,568

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B

4.61% (1 mo. USD Term SOFR + 0.454%) (2)	05/25/37	181,722	132,018

Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A

4.64% (1 mo. USD Term SOFR + 0.484%) (2)	05/25/37	414,249	115,741

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	17,667	17,665

Mid-State Trust XI Series 11, Class B

8.22%	07/15/38	1,288	1,301

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	06/25/36	555,927	278,830

Morgan Stanley Home Equity Loan Trust Series 2007-1, Class A3

4.41% (1 mo. USD Term SOFR + 0.254%) (2)	12/25/36	553,561	266,027

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4

5.11% (3)	09/25/34	$50,281	$49,295

Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A4A

6.70%	11/25/36	411,194	89,077

Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2

5.96% (3)	06/25/36	832,816	211,766

Morgan Stanley Mortgage Loan Trust Series 2007-11AR, Class 2A3

2.86% (3)	06/25/37	281,238	155,483

New Residential Mortgage Loan Trust Series 2022-NQM2, Class A2

3.70% (1),(3)	03/27/62	250,000	204,364

Nomura Resecuritization Trust Series 2015-4R, Class 2A2

1.06% (1 mo. USD Term SOFR + 0.420%) (1),(2)	10/26/36	276,079	247,424

OBX Trust Series 2022-NQM1, Class A1

2.31% (1),(3)	11/25/61	195,434	177,430

Option One Mortgage Loan Trust Series 2006-3, Class 1A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	02/25/37	163,255	106,292

PRET LLC Series 2025-NPL6, Class A1

5.74% (1)	06/25/55	182,546	183,585

PRPM LLC Series 2024-RPL1, Class B1

4.25% (1),(3)	12/25/64	280,000	259,424

RALI Trust Series 2005-QA3, Class NB1

3.66% (3)	03/25/35	104,178	57,048

RALI Trust Series 2006-QS5, Class A6

6.00%	05/25/36	212,371	178,519

RALI Trust Series 2007-QS1, Class 1A5

4.82% (1 mo. USD Term SOFR + 0.664%) (2)	01/25/37	257,155	191,061

Residential Asset Securities Corporation Trust Series 2005-KS11, Class M3

4.93% (1 mo. USD Term SOFR + 0.774%) (2)	12/25/35	140,625	138,734

Residential Asset Securitization Trust Series 2005-A5, Class A8

5.50%	05/25/35	339,966	233,606

SG Mortgage Securities Trust Series 2006-OPT2, Class A3D

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	10/25/36	250,000	195,219

Starwood Mortgage Residential Trust Series 2021-6, Class A1

1.92% (1),(3)	11/25/66	159,648	141,239

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.93% (3)	09/25/34	$43,314	$42,317

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B

4.44% (1 mo. USD Term SOFR + 0.284%) (2)	02/25/36	257,916	217,605

Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	08/25/36	321,654	267,569

Terwin Mortgage Trust Series 2004-7HE, Class A1

5.37% (1 mo. USD Term SOFR + 1.214%) (1),(2)	07/25/34	43,269	42,156

Towd Point Mortgage Trust Series 2017-4, Class A2

3.00% (1),(3)	06/25/57	350,000	332,735

Towd Point Mortgage Trust Series 2019-HY2, Class M2

6.17% (1 mo. USD Term SOFR + 2.014%) (1),(2)	05/25/58	210,000	211,448

TRK Trust Series 2021-INV2, Class A1

1.97% (1),(3)	11/25/56	183,258	165,597

WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A4

4.73% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	486,958	222,166

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $21,158,730)			17,522,660

CORPORATE BONDS — 25.5%

Aerospace & Defense — 0.7%

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36	325,000	309,611

TransDigm, Inc.

6.00% (1)	01/15/33	100,000	101,153

			410,764

Agriculture — 0.4%

Altria Group, Inc.

4.88%	02/04/28	55,000	55,913

BAT Capital Corp. (United Kingdom)

2.73%	03/25/31	25,000	22,863

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28	90,000	90,649

6.13% (1)	07/27/27	70,000	72,253

			241,678

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Airlines — 0.3%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29	$40,000	$40,182

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	70,553	66,550

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	83,967	86,704

			193,436

Auto Manufacturers — 0.0%

Volkswagen Group of America Finance LLC (Germany)

5.80% (1)	03/27/35	10,000	10,261

Banks — 3.9%

Bank of America Corp.

1.92% (1 day USD SOFR + 1.370%) (2)	10/24/31	315,000	279,827

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28	35,000	34,454

3.82% (3 mo. USD Term SOFR + 1.837%) (2)	01/20/28	110,000	109,524

4.38% (5 yr. CMT + 2.760%) (2),(11)	01/27/27	15,000	14,751

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	140,000	124,368

5.45% (1 day USD SOFR + 1.447%) (2)	06/11/35	5,000	5,186

6.88% (5 yr. CMT + 2.890%) (2),(11)	08/15/30	40,000	41,296

Goldman Sachs Group, Inc.

1.09% (1 day USD SOFR + 0.789%) (2)	12/09/26	625,000	621,100

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	235,000	229,210

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	10,000	9,768

HSBC Holdings PLC (United Kingdom)

2.36% (1 day USD SOFR + 1.947%) (2)	08/18/31	15,000	13,583

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (2)	02/04/27	250,000	247,242

1.05% (1 day USD SOFR + 0.800%) (2)	11/19/26	5,000	4,978

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	55,000	54,201

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	205,000	194,516

4.95% (1 day USD SOFR + 1.340%) (2)	10/22/35	20,000	20,182

Issues	Maturity Date	Principal Amount		Value

Banks — 3.9%

Morgan Stanley

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32		$35,000	$30,554

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32		90,000	79,531

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (2)	07/06/28		5,000	5,030

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (2),(11)	09/15/26		15,000	14,564

6.88% (1 day USD SOFR + 2.284%) (2)	10/20/34		15,000	17,004

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (2)	06/14/27		40,000	39,260

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28		45,000	43,747

2.57% (3 mo. USD Term SOFR + 1.262%) (2)	02/11/31		5,000	4,648

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33		85,000	79,141

				2,317,665

Beverages — 0.1%

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31		105,000	90,820

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27		110,000	104,688

2.30% (1)	11/01/30		66,000	59,088

3.27% (1)	11/15/40		5,000	3,819

				167,595

Commercial Services — 1.2%

Adtalem Global Education, Inc.

5.50% (1)	03/01/28		76,000	75,935

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30		22,000	22,785

Grand Canyon University

5.13%	10/01/28		35,000	34,440

OT Midco, Inc.

10.00% (1)	02/15/30		74,000	50,278

RAC Bond Co. PLC (United Kingdom)

8.25% (10)	05/06/46	GBP	100,000	145,687

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31		45,000	46,285

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Commercial Services (Continued)

Rollins, Inc.

5.25%	02/24/35		$100,000	$101,769

Upbound Group, Inc.

6.38% (1)	02/15/29		70,000	69,229

Volkswagen Financial Services AG (Germany)

3.88% (10)	11/19/31	EUR	100,000	119,103

VT Topco, Inc.

8.50% (1)	08/15/30		35,000	35,777

				701,288

Computers — 0.4%

Dell International LLC/EMC Corp.

4.50% (7)	02/15/31		25,000	24,955

4.75%	04/01/28		100,000	101,458

5.00%	04/01/30		60,000	61,483

NCR Voyix Corp.

5.13% (1)	04/15/29		33,000	32,575

				220,471

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.

5.50% (1)	06/01/28		32,000	31,937

Opal Bidco SAS (France)

6.50% (1)	03/31/32		35,000	35,875

				67,812

Diversified Financial Services — 0.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		75,000	73,714

5.75%	06/06/28		35,000	36,275

American Express Co.

3.55% (5 yr. CMT + 2.854%) (2),(11)	09/15/26		15,000	14,719

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		60,000	61,054

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		82,000	78,896

3.25% (1)	02/15/27		15,000	14,762

GGAM Finance Ltd. (Ireland)

8.00% (1)	02/15/27		35,000	35,846

8.00% (1)	06/15/28		68,000	72,140

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32		50,000	50,804

				438,210

Electric — 1.8%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		130,000	130,253

Alliant Energy Finance LLC

3.60% (1)	03/01/32		55,000	50,900

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

American Electric Power Co., Inc.

5.63%	03/01/33		$60,000	$63,142

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		180,000	179,473

Arizona Public Service Co.

6.35%	12/15/32		75,000	82,090

Commonwealth Edison Co.

5.30%	02/01/53		130,000	126,246

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56		90,000	90,747

Entergy Texas, Inc.

3.45%	12/01/27		150,000	147,909

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		39,000	37,503

Jersey Central Power & Light Co.

4.30% (1)	01/15/26		100,000	100,010

Tucson Electric Power Co.

5.50%	04/15/53		65,000	63,410

				1,071,683

Electrical Components & Equipment — 0.1%

Energizer Holdings, Inc.

6.00% (1)	09/15/33		35,000	34,248

Engineering & Construction — 0.2%

Heathrow Funding Ltd. (United Kingdom)

1.13% (10)	10/08/32	EUR	100,000	106,502

Entertainment — 0.5%

Caesars Entertainment, Inc.

6.50% (1)	02/15/32		35,000	35,717

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		25,000	24,736

Penn Entertainment, Inc.

4.13% (1)	07/01/29		79,000	74,154

5.63% (1)	01/15/27		36,000	36,007

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.

6.25% (1),(7)	10/15/30		30,000	30,287

Voyager Parent LLC

9.25% (1)	07/01/32		51,000	53,969

WarnerMedia Holdings, Inc.

5.05%	03/15/42		3,000	2,397

5.14%	03/15/52		17,000	12,681

				269,948

Environmental Control — 0.0%

Waste Pro USA, Inc.

7.00% (1)	02/01/33		20,000	20,794

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Food — 0.7%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.75%	12/01/31		$52,000	$49,164

6.75%	03/15/34		47,000	51,998

Mars, Inc.

4.80% (1)	03/01/30		150,000	152,907

Pilgrim’s Pride Corp.

3.50%	03/01/32		36,000	32,989

4.25%	04/15/31		25,000	24,203

6.25%	07/01/33		32,000	34,143

Post Holdings, Inc.

4.63% (1)	04/15/30		65,000	62,776

Smithfield Foods, Inc.

2.63% (1)	09/13/31		45,000	39,682

				447,862

Gas — 0.8%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		73,000	75,115

9.50% (1)	06/01/30		15,000	15,715

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		50,000	50,000

National Gas Transmission PLC (United Kingdom)

4.25% (10)	04/05/30	EUR	100,000	123,179

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		130,000	133,454

Southern Co. Gas Capital Corp.

3.88%	11/15/25		70,000	69,975

				467,438

Health Care-Services — 1.4%

Centene Corp.

3.00%	10/15/30		129,000	115,321

Cigna Group

4.50%	09/15/30		130,000	130,455

CommonSpirit Health

2.78%	10/01/30		40,000	37,018

Elevance Health, Inc.

5.00%	01/15/36		110,000	109,264

Encompass Health Corp.

4.50%	02/01/28		20,000	19,840

Fortrea Holdings, Inc.

7.50% (1)	07/01/30		75,000	70,630

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (1)	12/01/26		30,000	29,079

HAH Group Holding Co. LLC

9.75% (1)	10/01/31		35,000	33,287

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

HCA, Inc.

5.63%	09/01/28	$14,000	$14,448

HealthEquity, Inc.

4.50% (1)	10/01/29	75,000	72,838

Humana, Inc.

5.55%	05/01/35	50,000	50,967

Kedrion SpA (Italy)

6.50% (1)	09/01/29	70,000	69,261

ModivCare, Inc.

5.00% (1),(9),(12),(13)	10/01/29	161,700	4,043

UnitedHealth Group, Inc.

5.30%	06/15/35	65,000	67,241

Universal Health Services, Inc.

1.65%	09/01/26	15,000	14,650

			838,342

Household Products/Wares — 0.2%

Central Garden & Pet Co.

4.13%	10/15/30	40,000	38,078

Spectrum Brands, Inc.

3.88% (1)	03/15/31	118,000	94,638

			132,716

Insurance — 0.5%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.75% (1)	10/15/27	66,000	66,186

Athene Global Funding

1.61% (1)	06/29/26	30,000	29,446

3.21% (1)	03/08/27	25,000	24,561

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	50,000	49,197

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	25,000	21,144

7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64	30,000	31,420

HUB International Ltd.

7.38% (1)	01/31/32	28,000	29,239

Teachers Insurance & Annuity Association of America

4.27% (1)	05/15/47	65,000	54,079

			305,272

Internet — 0.4%

Cogent Communications Group LLC/Cogent Finance, Inc.

7.00% (1)	06/15/27	38,000	38,002

Gen Digital, Inc.

6.75% (1)	09/30/27	65,000	66,064

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Getty Images, Inc.

11.25% (1)	02/21/30	$30,000	$28,669

Snap, Inc.

6.88% (1)	03/01/33	25,000	25,594

6.88% (1)	03/15/34	60,000	60,844

			219,173

Investment Companies — 0.2%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	57,000	55,062

9.75%	01/15/29	20,000	20,144

10.00% (1)	11/15/29	19,000	19,120

			94,326

Leisure Time — 0.1%

MajorDrive Holdings IV LLC

6.38% (1)	06/01/29	35,000	28,741

Sabre GLBL, Inc.

10.75% (1)	11/15/29	10,000	9,694

11.13% (1)	07/15/30	20,000	19,443

			57,878

Lodging — 0.4%

Hyatt Hotels Corp.

5.05%	03/30/28	80,000	81,318

Las Vegas Sands Corp.

5.63%	06/15/28	130,000	132,964

			214,282

Media — 1.2%

AMC Networks, Inc.

10.25% (1)	01/15/29	30,000	31,641

Cable One, Inc.

4.00% (1)	11/15/30	25,000	21,214

Charter Communications Operating LLC/Charter Communications Operating Capital

3.70%	04/01/51	54,000	35,671

6.65%	02/01/34	50,000	53,510

CSC Holdings LLC

5.75% (1)	01/15/30	40,000	15,283

6.50% (1)	02/01/29	92,000	68,054

11.75% (1)	01/31/29	89,000	75,177

DISH Network Corp.

11.75% (1)	11/15/27	39,000	41,306

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	35,000	30,984

Sinclair Television Group, Inc.

8.13% (1)	02/15/33	40,000	41,208

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Sirius XM Radio LLC

5.00% (1)	08/01/27		$156,000	$155,516

Time Warner Cable LLC

5.50%	09/01/41		44,000	40,367

5.88%	11/15/40		10,000	9,586

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32		105,000	95,082

				714,599

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	50,000	33,291

Office/Business Equipment — 0.1%

Xerox Corp.

10.25% (1)	10/15/30		65,000	66,112

Oil & Gas — 0.3%

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(11)	09/18/30		95,000	96,785

Transocean International Ltd.

8.75% (1)	02/15/30		18,750	19,737

Transocean Titan Financing Ltd.

8.38% (1)	02/01/28		38,048	39,115

				155,637

Oil & Gas Services — 0.0%

Kodiak Gas Services LLC

6.50% (1)	10/01/33		20,000	20,371

Packaging & Containers — 0.8%

Amcor Flexibles North America, Inc.

4.80%	03/17/28		90,000	91,066

Amcor Group Finance PLC

5.45%	05/23/29		60,000	62,024

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26		25,000	24,191

5.25% (1)	08/15/27		4,000	1,601

5.25% (1)	08/15/27		81,000	30,840

Berry Global, Inc.

1.65%	01/15/27		5,000	4,844

4.88% (1)	07/15/26		24,000	24,003

5.50%	04/15/28		115,000	118,306

5.65%	01/15/34		20,000	20,843

Clearwater Paper Corp.

4.75% (1)	08/15/28		112,000	105,465

				483,183

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals — 1.3%

1261229 BC Ltd.

10.00% (1)	04/15/32		$55,000	$56,521

Bayer U.S. Finance II LLC (Germany)

4.63% (1)	06/25/38		156,000	141,373

4.88% (1)	06/25/48		48,000	40,542

CVS Health Corp.

4.78%	03/25/38		10,000	9,382

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		100,000	103,370

Galderma Finance Europe BV (Netherlands)

3.50% (10)	03/20/30	EUR	100,000	119,169

Grifols SA (Spain)

7.50% (10)	05/01/30	EUR	105,000	130,247

Option Care Health, Inc.

4.38% (1)	10/31/29		72,000	69,675

Teva Pharmaceutical Finance Netherlands II BV (Israel)

4.13%	06/01/31	EUR	100,000	118,925

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		13,000	13,420

				802,624

Pipelines — 0.9%

Energy Transfer LP

5.50%	06/01/27		3,000	3,052

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		41,000	41,474

8.25% (1)	01/15/32		75,000	79,195

Kinder Morgan Energy Partners LP

5.00%	08/15/42		45,000	41,510

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32		30,000	30,812

TransCanada PipeLines Ltd. (Canada)

4.63%	03/01/34		5,000	4,878

Venture Global Calcasieu Pass LLC

3.88% (1)	08/15/29		60,000	57,522

Venture Global LNG, Inc.

7.00% (1)	01/15/30		51,000	52,810

8.13% (1)	06/01/28		25,000	25,908

9.00% (5 yr. CMT + 5.440%) (1),(2),(11)	09/30/29		93,000	92,178

9.88% (1)	02/01/32		29,000	31,601

Venture Global Plaquemines LNG LLC

6.50% (1)	01/15/34		10,000	10,545

6.75% (1)	01/15/36		68,000	72,403

				543,888

Issues	Maturity Date	Principal Amount		Value

REIT — 2.0%

American Assets Trust LP

3.38%	02/01/31		$30,000	$27,259

American Homes 4 Rent LP

3.38%	07/15/51		40,000	27,219

American Tower Corp.

2.90%	01/15/30		65,000	61,281

4.90%	03/15/30		65,000	66,297

Americold Realty Operating Partnership LP

5.60%	05/15/32		95,000	96,270

Crown Castle, Inc.

3.80%	02/15/28		160,000	158,214

Extra Space Storage LP

2.40%	10/15/31		50,000	44,091

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		50,000	47,840

5.75%	06/01/28		25,000	25,711

Healthcare Realty Holdings LP

3.63%	01/15/28		70,000	68,861

Host Hotels & Resorts LP (REIT)

5.70%	06/15/32		95,000	98,001

Hudson Pacific Properties LP

3.25%	01/15/30		74,000	63,636

3.95%	11/01/27		5,000	4,818

4.65%	04/01/29		2,000	1,866

5.95%	02/15/28		5,000	4,937

Invitation Homes Operating Partnership LP

2.00%	08/15/31		60,000	51,927

Lineage OP LP

5.25% (1)	07/15/30		60,000	60,847

LXP Industrial Trust

2.38%	10/01/31		55,000	47,728

2.70%	09/15/30		35,000	31,979

Realty Income Corp. (REIT)

4.88%	07/06/30	EUR	100,000	126,104

Rexford Industrial Realty LP

2.15%	09/01/31		5,000	4,353

RHP Hotel Properties LP/RHP Finance Corp. (REIT)

6.50% (1)	04/01/32		35,000	36,039

VICI Properties LP/VICI Note Co., Inc.

4.13% (1)	08/15/30		12,000	11,608

4.50% (1)	01/15/28		9,000	8,986

				1,175,872

Retail — 0.6%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		50,000	52,370

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26		40,000	39,630

5.88% (1)	04/01/29		95,000	88,463

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Retail (Continued)

FirstCash, Inc.

6.88% (1)	03/01/32		$40,000	$41,402

Michaels Cos., Inc.

5.25% (1)	05/01/28		77,000	70,996

7.88% (1)	05/01/29		18,000	15,095

Papa John’s International, Inc.

3.88% (1)	09/15/29		35,000	33,631

Staples, Inc.

10.75% (1)	09/01/29		15,000	14,884

Suburban Propane Partners LP/Suburban Energy Finance Corp.

5.00% (1)	06/01/31		20,000	19,043

				375,514

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		20,000	20,785

Intel Corp.

2.00%	08/12/31		55,000	48,108

5.70%	02/10/53		15,000	14,526

				83,419

Software — 1.1%

Cloud Software Group, Inc.

9.00% (1)	09/30/29		25,000	25,923

Open Text Corp. (Canada)

6.90% (1)	12/01/27		178,000	185,341

Oracle Corp.

4.80%	09/26/32		65,000	65,116

4.80%	08/03/28		85,000	86,450

6.50%	04/15/38		70,000	76,840

Paychex, Inc.

5.35%	04/15/32		195,000	202,396

				642,066

Telecommunications — 1.6%

Altice Financing SA (Luxembourg)

5.75% (1)	08/15/29		35,000	26,330

9.63% (1)	07/15/27		60,000	54,176

EchoStar Corp.

10.75%	11/30/29		21,000	23,125

Frontier Communications Holdings LLC

5.88% (1)	10/15/27		75,000	75,044

8.63% (1)	03/15/31		111,000	117,334

Global Switch Finance BV (United Kingdom)

1.38% (10)	10/07/30	EUR	100,000	111,239

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29		262,500	264,435

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

T-Mobile USA, Inc.

2.25%	02/15/26		$66,000	$65,493

2.55%	02/15/31		78,000	70,889

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		108,000	101,624

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		15,000	15,557

Zayo Group Holdings, Inc.

9.25% (1),(14)	03/09/30		55,304	52,957

				978,203

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (10)	09/02/30	AUD	80,000	47,860

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	50,000	30,824

				78,684

Total Corporate Bonds

(Cost: $15,091,453)				15,293,927

MUNICIPAL BONDS — 0.6%

California Health Facilities Financing Authority, Series A

3.00%	08/15/51		20,000	14,741

California State University, Series B

2.37%	11/01/35		10,000	8,126

County of Miami-Dade Aviation Revenue, Series B

2.86%	10/01/35		15,000	12,752

Medina Valley Independent School District, General Obligation Unlimited

4.75%	02/15/50		20,000	20,313

New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3

1.85%	08/01/32		75,000	63,909

New York City Transitional Finance Authority, Revenue Bonds

5.00%	05/01/50		30,000	31,268

5.00%	11/01/53		40,000	41,693

New York State Dormitory Authority, Revenue Bonds

5.00%	03/15/54		45,000	46,511

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/56		25,000	25,813

5.00%	03/15/59		55,000	56,785

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55		35,000	36,416

Total Municipal Bonds

(Cost: $366,668)				358,327

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS — 0.4%

New South Wales Treasury Corp.

5.25% (10)	02/24/38	AUD	250,000	$166,363

Queensland Treasury Corp.

5.25% (10)	08/13/38	AUD	85,000	55,935

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	85,000	39,826

Total Foreign Government Bonds

(Cost: $259,609)				262,124

U.S. TREASURY SECURITIES — 4.6%

U.S. Treasury Bonds

4.75%	08/15/55		25,000	25,092

U.S. Treasury Notes

3.50%	09/30/27		110,000	109,772

3.63%	09/30/30		2,643,000	2,629,682

4.25%	08/15/35		4,000	4,033

Total U.S. Treasury Securities

(Cost: $2,771,638)				2,768,579

Total Fixed Income Securities

(Cost: $68,403,297)				63,019,541

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (6),(10)	07/30/26	EUR	40,000	44,800

Total Convertible Corporate Bonds

(Cost: $42,019)				44,800

Issues	Shares	Value

COMMON STOCK — 0.1%

REIT — 0.1%

AGNC Investment Corp.	4,500	$44,055

Telecommunications — 0.0%

Intelsat SA (5),(15)	1,322	740

Total Common Stock

(Cost: $55,151)		44,795

INVESTMENT COMPANIES — 1.4%

TCW Private Asset Income Fund — I Class (16)	84,852	851,069

Total Investment Companies

(Cost: $848,363)		851,069

MONEY MARKET INVESTMENTS — 2.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09%(17)	284,448	284,448

TCW Central Cash Fund, 4.14%(16),(17)	1,196,289	1,196,289

Total Money Market Investments

(Cost: $1,480,737)		1,480,737

Total Investments (109.1%)

(Cost: $70,829,567)		65,440,942

Liabilities In Excess Of Other Assets (-9.1%)		(5,478,518)

Net Assets (100.0%)		$59,962,424

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
17	5-Year U.S. Treasury Note Futures	12/31/25	$1,855,561	$1,856,320	$759

			$1,855,561	$1,856,320	$759

Short Futures
2	3-Year Australian Bond Futures	12/15/25	$(142,063)	$(141,617)	$446
5	10-Year Australian Bond Futures	12/15/25	(374,556)	(375,619)	(1,063)
24	10-Year U.S. Treasury Note Futures	12/19/25	(2,729,469)	(2,761,875)	(32,406)
20	2-Year U.S. Treasury Note Futures	12/31/25	(4,171,344)	(4,167,969)	3,375
4	Euro-Bobl Futures	12/8/25	(553,091)	(553,707)	(616)
1	Euro-Bund Futures	12/8/25	(150,412)	(151,070)	(658)
15	U.S. Ultra Long Bond Futures	12/19/25	(1,753,095)	(1,800,937)	(47,842)

			$(9,874,030)	$(9,952,794)	$(78,764)

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (18)
Goldman Sachs & Co.	EUR	99,071	10/10/25	$114,973	$116,466	$1,493

				$114,973	$116,466	$1,493

SELL (19)
Goldman Sachs & Co.	AUD	568,636	10/10/25	$374,138	$376,908	$(2,770)
Citibank N.A.	EUR	1,059,737	10/10/25	1,248,490	1,245,800	2,690
Citibank N.A.	GBP	211,000	10/10/25	286,704	284,073	2,631

				$1,909,332	$1,906,781	$2,551

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CDO	Collateralized Debt Obligation.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $26,536,995 or 44.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security is not accruing interest.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	Restricted security (Note 11).
(10)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $1,281,974 or 2.1% of net assets.
(11)	Perpetual maturity.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

September 30, 2025

(13)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(14)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 0.50% PIK interest.
(15)	Non-income producing security.
(16)	Affiliated issuer.
(17)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

The summary of the Strategic Income Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$6,740,188	$42,295,101	$47,839,000	1,196,289	$1,196,289	$87,502	$—	$—	$—
TCW Private Asset Income Fund — I Class
	168,429	679,934	—	84,852	851,069	26,316			2,706

Total					$2,047,358	$113,818	$—	$—	$2,706

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities
Residential Mortgage-Backed Securities — Non-Agency	$—	$17,391,179	$131,481	$17,522,660
Corporate Bonds	—	15,293,927	—	15,293,927
Residential Mortgage-Backed Securities — Agency	—	9,849,497	—	9,849,497
Commercial Mortgage-Backed Securities — Non-Agency	—	9,661,865	—	9,661,865
Asset-Backed Securities	—	6,943,908	51,526	6,995,434
U.S. Treasury Securities	—	2,768,579	—	2,768,579
Municipal Bonds	—	358,327	—	358,327
Commercial Mortgage-Backed Securities — Agency	—	307,085	43	307,128
Foreign Government Bonds	—	262,124	—	262,124

Total Fixed Income Securities	—	62,836,491	183,050	63,019,541

Convertible Securities
Convertible Corporate Bonds	—	44,800	—	44,800
Equity Securities
Money Market Investments	1,480,737	—	—	1,480,737
Investment Companies	851,069	—	—	851,069
Common Stock	—	44,055	740	44,795

Total Equity Securities	2,331,806	44,055	740	2,376,601

Total Investments	$2,331,806	$62,925,346	$183,790	$65,440,942

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	6,814	—	6,814
Futures Contracts
Interest Rate Risk	4,580	—	—	4,580

Total	$2,336,386	$62,932,160	$183,790	$65,452,336

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(82,585)	$—	$—	$(82,585)
Forward Currency Contracts
Foreign Currency Risk	—	(2,770)	—	(2,770)

Total	$(82,585)	$(2,770)	$—	$(85,355)

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Unaudited)	September 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 111.7% of Net Assets

ASSET-BACKED SECURITIES — 17.1%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	$175,000	$170,853

Allegro CLO X Ltd. Series 2019-1A, Class BRR

5.93% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/32	50,000	50,070

Allegro CLO XI Ltd. Series 2019-2A, Class BR

6.23% (3 mo. USD Term SOFR + 1.900%) (1),(2)	01/19/33	35,000	35,047

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	100,000	106,760

ALLO Issuer LLC Series 2024-1A, Class B

7.15% (1)	07/20/54	100,000	103,180

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54	120,000	129,438

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

6.00% (3 mo. USD Term SOFR + 1.680%) (1),(2)	01/15/37	150,000	150,344

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1),(3)	02/20/28	30,000	29,372

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D

7.11% (30 day USD SOFR Average + 2.750%) (1),(2)	06/25/47	30,459	31,077

CIFC Funding Ltd. Series 2022-1A, Class A

5.64% (3 mo. USD Term SOFR + 1.320%) (1),(2)	04/17/35	50,000	50,062

Diamond Infrastructure Funding LLC Series 2021-1A, Class B

2.36% (1)	04/15/49	100,000	96,325

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

5.36% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	28,592	28,613

Dryden 72 CLO Ltd. Series 2019-72A, Class BRR

5.86% (3 mo. USD Term SOFR + 1.650%) (1),(2)	05/15/32	115,000	115,296

Dryden 80 CLO Ltd. Series 2019-80A, Class CRR

6.06% (3 mo. USD Term SOFR + 1.850%) (1),(2)	01/17/33	100,000	100,108

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52	47,208	45,776

GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A

5.35% (1)	10/20/46	80,204	81,332

GoodLeap Home Improvement Solutions Trust Series 2025-2A, Class C

8.16% (1)	06/20/49	50,000	51,015

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

GoodLeap Sustainable Home Solutions Trust Series 2022-1GS, Class A

2.70% (1)	01/20/49	$64,879	$58,543

HPS Loan Management Ltd. Series 15A-19, Class A1R

5.65% (3 mo. USD Term SOFR + 1.320%) (1),(2)	01/22/35	60,000	60,125

JG Wentworth XLII LLC Series 2018-2A, Class B

4.70% (1)	10/15/77	180,642	164,769

JG Wentworth XXXIX LLC Series 2017-2A, Class B

5.09% (1)	09/17/74	203,618	185,154

LMRK Issuer Co. 2 LLC Series 2025-1A, Class A

5.52% (1)	09/15/55	45,000	45,282

Loanpal Solar Loan Ltd. Series 2021-1GS, Class A

2.29% (1)	01/20/48	124,622	104,675

Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R

5.83% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/38	150,000	150,167

Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR

6.08% (3 mo. USD Term SOFR + 1.750%) (1),(2)	10/22/34	105,000	105,155

Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R

5.87% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/35	100,000	99,625

Mosaic Solar Loan Trust Series 2020-2A, Class A

1.44% (1)	08/20/46	37,782	31,842

Navient Private Education Loan Trust Series 2018-BA, Class A2B

4.98% (1 mo. USD Term SOFR + 0.834%) (1),(2)	12/15/59	7,679	7,681

Navient Private Education Loan Trust Series 2020-A, Class A2B

5.16% (1 mo. USD Term SOFR + 1.014%) (1),(2)	11/15/68	35,614	35,539

Navient Student Loan Trust Series 2017-1A, Class A3

5.62% (30 day USD SOFR Average + 1.264%) (1),(2)	07/26/66	86,874	88,238

Nelnet Student Loan Trust Series 2012-1A, Class B

5.47% (30 day USD SOFR Average + 1.114%) (1),(2)	06/25/42	100,000	98,873

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class BR

5.97% (3 mo. USD Term SOFR + 1.650%) (1),(2)	07/23/36		$80,000	$80,175

OCP CLO Ltd. Series 2021-23A, Class AR

5.48% (3 mo. USD Term SOFR + 1.160%) (1),(2)	01/17/37		150,000	150,019

Octagon Investment Partners 39 Ltd. Series 2018-3A, Class AR

5.48% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/30		24,609	24,621

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

5.42% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36		70,000	70,035

Sabey Data Center Issuer LLC Series 2023-1, Class A2

6.25% (1)	04/20/48		60,000	60,242

SLM Student Loan Trust Series 2012-2, Class A

5.17% (30 day USD SOFR Average + 0.814%) (2)	01/25/29		27,582	26,839

SoFi Professional Loan Program LLC Series 2021-B, Class AFX

1.14% (1)	02/15/47		27,973	24,572

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2

1.88% (1)	03/26/46		138,000	136,081

Stonepeak ABS Series 2021-1A, Class A

2.68% (1)	02/28/33		74,937	72,355

Switch ABS Issuer LLC Series 2024-1A, Class A2

6.28% (1)	03/25/54		75,000	76,495

Switch ABS Issuer LLC Series 2024-1A, Class B

6.50% (1)	03/25/54		100,000	101,551

Symphony CLO XIX Ltd. Series 2018-19A, Class B

5.93% (3 mo. USD Term SOFR + 1.612%) (1),(2)	04/16/31		50,000	50,068

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (1)	05/28/39	GBP	100,000	138,055

Voya CLO Ltd. Series 2014-4A, Class A2RA

6.18% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/14/31		50,000	50,061

Total Asset-Backed Securities

(Cost: $3,641,540)				3,671,505

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 39.8%

Federal Home Loan Mortgage Corp., Pool #RA4201

2.00%	12/01/50	$80,504	$65,620

Federal Home Loan Mortgage Corp., Pool #SD8160

2.00%	08/01/51	45,912	37,265

Federal Home Loan Mortgage Corp., Pool #RA6071

2.00%	10/01/51	122,947	100,222

Federal Home Loan Mortgage Corp., Pool #QD1841

2.00%	11/01/51	116,943	94,755

Federal Home Loan Mortgage Corp., Pool #SD7549

2.00%	01/01/52	120,404	98,965

Federal Home Loan Mortgage Corp., Pool #RA5855

2.50%	09/01/51	163,790	139,091

Federal Home Loan Mortgage Corp., Pool #QC8921

2.50%	10/01/51	116,580	99,847

Federal Home Loan Mortgage Corp., Pool #RA6528

2.50%	02/01/52	19,660	16,644

Federal Home Loan Mortgage Corp., Pool #RA7091

2.50%	03/01/52	82,482	69,866

Federal Home Loan Mortgage Corp., Pool #QA7550

3.00%	03/01/50	55,124	49,328

Federal Home Loan Mortgage Corp., Pool #QA8518

3.00%	04/01/50	64,516	57,861

Federal Home Loan Mortgage Corp., Pool #RA5552

3.00%	07/01/51	192,394	171,218

Federal Home Loan Mortgage Corp., Pool #RA7543

4.00%	06/01/52	100,697	95,396

Federal Home Loan Mortgage Corp., Pool #SD8222

4.00%	06/01/52	79,596	75,382

Federal Home Loan Mortgage Corp., Pool #SD8493

5.50%	12/01/54	115,673	116,735

Federal Home Loan Mortgage Corp. REMICS Series 3067, Class FA (PAC)

4.84% (30 day USD SOFR Average + 0.464%) (2)	11/15/35	40,163	39,980

Federal Home Loan Mortgage Corp. REMICS Series 4139, Class DA

1.25%	12/15/27	7,379	7,186

Federal Home Loan Mortgage Corp. REMICS Series 5473, Class BF

5.66% (30 day USD SOFR Average + 1.300%) (2)	11/25/54	174,905	175,557

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	181,539	24,153

Federal National Mortgage Association, Pool #BQ1226

2.00%	09/01/50	111,476	90,886

Federal National Mortgage Association, Pool #FM5254

2.00%	12/01/50	131,850	107,359

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #FM6400

2.00%	03/01/51	$85,063	$69,828

Federal National Mortgage Association, Pool #MA4398

2.00%	08/01/51	143,827	116,739

Federal National Mortgage Association, Pool #FS1334

2.00%	11/01/51	136,767	111,173

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	90,566	73,372

Federal National Mortgage Association, Pool #CB2074

2.50%	11/01/51	135,527	115,363

Federal National Mortgage Association, Pool #AL9266

3.00%	10/01/46	102,906	93,453

Federal National Mortgage Association, Pool #BV8515

3.00%	05/01/52	73,425	64,725

Federal National Mortgage Association, Pool #BW0000

4.00%	07/01/52	79,990	75,743

Federal National Mortgage Association, Pool #MA4783

4.00%	10/01/52	113,635	107,550

Federal National Mortgage Association, Pool #CB4211

4.50%	07/01/52	103,905	101,341

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	79,225	77,233

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	141,100	18,462

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	99,219	12,804

Federal National Mortgage Association Interest STRIPS Series 427, Class C21 (I/O)

2.00%	03/25/50	299,811	38,554

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	216,580	28,325

Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O)

2.00%	10/25/52	175,396	22,907

Federal National Mortgage Association REMICS Series 2019-25, Class PA (PAC)

3.00%	05/25/48	150,302	142,086

Federal National Mortgage Association REMICS Series 2024-69, Class FA

5.61% (30 day USD SOFR Average + 1.250%) (2)	10/25/54	86,066	86,305

Federal National Mortgage Association REMICS Series 2024-84, Class FD

5.51% (30 day USD SOFR Average + 1.150%) (2)	11/25/54	190,357	190,715

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2025-13, Class FA

5.66% (30 day USD SOFR Average + 1.300%) (2)	03/25/55	$90,816	$91,044

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	113,523	107,877

Government National Mortgage Association, Pool #MA8427

4.50%	11/20/52	109,368	106,853

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	167,873	163,119

Government National Mortgage Association, Pool #MA8647

5.00%	02/20/53	104,902	104,996

Government National Mortgage Association REMICS Series 2023-113, Class FD

5.74% (30 day USD SOFR Average + 1.350%) (2)	08/20/53	48,825	49,039

Government National Mortgage Association REMICS Series 2023-134, Class F

5.39% (30 day USD SOFR Average + 1.000%) (2)	08/20/53	71,289	71,271

Government National Mortgage Association REMICS Series 2024-143, Class FB

5.54% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	37,070	37,186

Government National Mortgage Association REMICS Series 2024-144, Class FD

5.54% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	101,356	101,683

Government National Mortgage Association REMICS Series 2024-148, Class AF

5.57% (30 day USD SOFR Average + 1.180%) (2)	09/20/54	103,591	104,003

Government National Mortgage Association REMICS Series 2024-30, Class DF

5.69% (30 day USD SOFR Average + 1.300%) (2)	02/20/54	127,839	128,317

Government National Mortgage Association REMICS Series 2024-84, Class LF

5.44% (30 day USD SOFR Average + 1.050%) (2)	05/20/54	92,623	92,682

Government National Mortgage Association REMICS Series 2024-95, Class FW

5.49% (30 day USD SOFR Average + 1.100%) (2)	06/20/54	90,988	91,170

Government National Mortgage Association REMICS Series 2024-96, Class FL

5.54% (30 day USD SOFR Average + 1.150%) (2)	06/20/54	125,671	125,997

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2024-97, Class FW

5.54% (30 day USD SOFR Average + 1.150%) (2)	06/20/54	$73,663	$73,857

Government National Mortgage Association, TBA

2.50% (4)	12/01/51	475,000	408,952

3.50% (4)	02/01/52	650,000	592,795

4.00% (4)	05/01/52	550,000	517,308

4.50% (4)	08/01/54	400,000	387,995

5.00% (4)	04/01/55	700,000	696,364

5.50% (4)	04/01/55	725,000	730,466

Uniform Mortgage-Backed Security, TBA

4.00% (4)	02/01/52	225,000	212,102

4.50% (4)	06/01/54	100,000	97,014

5.00% (4)	03/01/55	150,000	148,780

Total Residential Mortgage-backed Securities — Agency

(Cost: $8,708,892)			8,520,864

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 28.0%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	23,000	22,217

1211 Avenue of the Americas Trust Series 2015-1211, Class B

4.23% (1),(5)	08/10/35	100,000	95,131

245 Park Avenue Trust Series 2017-245P, Class C

3.78% (1),(5)	06/05/37	100,000	97,154

245 Park Avenue Trust Series 2017-245P, Class E

3.78% (1),(5)	06/05/37	100,000	95,075

280 Park Avenue Mortgage Trust Series 2017-280P, Class A

5.40% (1 mo. USD Term SOFR + 1.180%) (1),(2)	09/15/34	58,000	57,591

280 Park Avenue Mortgage Trust Series 2017-280P, Class D

6.05% (1 mo. USD Term SOFR + 1.836%) (1),(2)	09/15/34	100,000	98,270

Aventura Mall Trust Series 2018-AVM, Class C

4.25% (1),(5)	07/05/40	90,000	87,536

BAMLL Commercial Mortgage Securities Trust Series 2015-ASTR, Class C

4.25% (1)	07/14/37	100,000	93,760

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (1),(5),(3)	08/10/38	100,000	97,576

BGME Trust Series 2021-VR, Class C

3.09% (1),(5)	01/10/43	100,000	76,959

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Commercial Mortgage Trust Series 2022-AHP, Class D

6.59% (1 mo. USD Term SOFR + 2.440%) (1),(2)	01/17/39		$100,000	$99,829

BX Commercial Mortgage Trust Series 2024-VLT5, Class C

6.40% (1),(5)	11/13/46		100,000	103,425

BX Trust Series 2021-ARIA, Class G

7.41% (1 mo. USD Term SOFR + 3.257%) (1),(2)	10/15/36		100,000	99,589

BX Trust Series 2023-LIFE, Class B

5.39% (1)	02/15/28		100,000	98,058

BX Trust Series 2024-BIO, Class B

6.09% (1 mo. USD Term SOFR + 1.941%) (1),(2)	02/15/41		65,000	64,958

BXHPP Trust Series 2021-FILM, Class C

5.36% (1 mo. USD Term SOFR + 1.214%) (1),(2)	08/15/36		150,000	137,357

BXP Trust Series 2017-GM, Class C

3.54% (1),(5)	06/13/39		100,000	96,815

Caister Finance DAC Series 1A, Class D

7.88% (1 day GBP SONIA + 3.900%) (1),(2)	08/17/35	GBP	100,000	134,991

Century Plaza Towers Series 2019-CPT, Class A

2.87% (1)	11/13/39		140,000	129,007

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.57% (1),(5)	04/15/42		100,000	102,224

CONE Trust Series 2024-DFW1, Class A

5.79% (1 mo. USD Term SOFR + 1.642%) (1),(2)	08/15/41		59,000	59,039

CONE Trust Series 2024-DFW1, Class B

6.44% (1 mo. USD Term SOFR + 2.291%) (1),(2)	08/15/41		50,000	50,175

CSMC Trust Series 2019-UVIL, Class E

3.39% (1),(5)	12/15/41		100,000	84,944

DBGS Mortgage Trust Series 2021-W52, Class C

6.57% (1 mo. USD Term SOFR + 2.414%) (1),(2)	10/15/36		100,000	96,751

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41		100,000	89,455

Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A

3.67% (1),(5)	09/10/35		50,000	49,906

Frost CMBS DAC Series 2021-1X, Class GBC

5.89% (1 day GBP SONIA + 1.900%) (2),(6)	11/20/33	GBP	95,607	128,234

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40		100,000	88,973

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Hudson Yards Mortgage Trust Series 2019-30HY, Class D

3.56% (1),(5)	07/10/39	$100,000	$91,059

Hudson Yards Mortgage Trust Series 2019-55HY, Class F

3.04% (1),(5)	12/10/41	100,000	85,460

Hudson Yards Mortgage Trust Series 2025-SPRL, Class F

7.65% (1),(5)	01/13/40	100,000	101,617

JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC, Class E

6.97% (1 mo. USD Term SOFR + 2.814%) (1),(2)	04/15/38	100,000	100,222

JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D

7.30% (1 mo. USD Term SOFR + 3.150%) (1),(2)	01/15/42	109,000	108,623

KREST Commercial Mortgage Securities Trust Series 2021-CHIP, Class C

3.02% (1),(5)	11/05/44	125,000	87,169

Life Mortgage Trust Series 2021-BMR, Class C

5.36% (1 mo. USD Term SOFR + 1.214%) (1),(2)	03/15/38	10,680	10,636

Manhattan West Mortgage Trust Series 2020-1MW, Class D

2.41% (1),(5)	09/10/39	50,000	46,835

MFT Mortgage Trust Series 2020-B6, Class B

3.39% (1),(5)	08/10/40	150,000	106,461

MHC Trust Series 2021-MHC2, Class B

5.36% (1 mo. USD Term SOFR + 1.214%) (1),(2)	05/15/38	118,640	118,662

MHC Trust Series 2021-MHC2, Class D

5.76% (1 mo. USD Term SOFR + 1.614%) (1),(2)	05/15/38	112,000	112,062

MHC Trust Series 2021-MHC2, Class E

6.21% (1 mo. USD Term SOFR + 2.064%) (1),(2)	05/15/38	80,000	80,147

MKT Mortgage Trust Series 2020-525M, Class D

3.04% (1),(5)	02/12/40	100,000	80,964

Morgan Stanley Capital I Trust Series 2021-PLZA, Class A

2.57% (1)	11/09/43	110,000	95,352

Morgan Stanley Capital I Trust Series 2021-PLZA, Class B

2.90% (1),(5)	11/09/43	150,000	129,081

NY Commercial Mortgage Trust Series 2025-299P, Class C

6.38% (1),(5)	02/10/47	44,000	45,414

NYC Commercial Mortgage Trust Series 2021-909, Class A

2.94% (1)	04/10/43	100,000	86,770

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NYC Commercial Mortgage Trust Series 2021-909, Class C

3.31% (1),(5)	04/10/43	$100,000	$80,978

NYC Commercial Mortgage Trust Series 2025-1155, Class A

5.83% (1)	06/10/42	177,000	178,275

NYCT Trust Series 2024-3ELV, Class C

6.99% (1 mo. USD Term SOFR + 2.840%) (1),(2)	08/15/29	100,000	100,372

NYCT Trust Series 2024-3ELV, Class D

7.99% (1 mo. USD Term SOFR + 3.838%) (1),(2)	08/15/29	100,000	100,308

NYO Commercial Mortgage Trust Series 2021-1290, Class C

6.26% (1 mo. USD Term SOFR + 2.109%) (1),(2)	11/15/38	140,000	137,840

NYO Commercial Mortgage Trust Series 2021-1290, Class D

6.81% (1 mo. USD Term SOFR + 2.659%) (1),(2)	11/15/38	150,000	146,270

One New York Plaza Trust Series 2020-1NYP, Class AJ

5.52% (1 mo. USD Term SOFR + 1.364%) (1),(2)	01/15/36	150,000	145,256
Progress Residential Trust Series 2021-SFR3, Class E1

2.54% (1)	05/17/26	40,000	39,617

RIDE Series 2025-SHRE, Class D

6.97% (1),(5)	02/14/47	100,000	102,403

SFO Commercial Mortgage Trust Series 2021-555, Class B

5.76% (1 mo. USD Term SOFR + 1.614%) (1),(2)	05/15/38	100,000	99,198

Shops at Crystals Trust Series 2016-CSTL, Class C

3.86% (1),(5)	07/05/36	50,000	49,363

SLG Office Trust Series 2021-OVA, Class C

2.85% (1)	07/15/41	140,000	124,055

SWCH Commercial Mortgage Trust Series 2025-DATA, Class C

6.24% (1 mo. USD Term SOFR + 2.092%) (1),(2)	02/15/42	25,000	24,943

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.49% (1 mo. USD Term SOFR + 3.340%) (1),(2)	02/15/42	160,000	159,800

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D

7.24% (1 mo. USD Term SOFR + 3.091%) (1),(2)	04/15/42	100,000	100,038

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

U.K. Logistics DAC Series 2025-1X, Class C

6.49% (1 day GBP SONIA + 2.500%) (2),(6)	05/17/35	GBP	89,244	$120,973

Vita Scientia DAC Series 2022-1X, Class C

4.07% (3 mo. EUR EURIBOR + 2.050%) (2),(6)	02/27/33	EUR	100,000	117,672

VTR Commercial Mortgage Trust Series 2025-STEM, Class C

6.06% (1),(5),(7)	10/13/41		100,000	100,000

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class C

6.53% (1),(5)	06/10/37		50,000	51,366

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $5,964,832)				6,000,260

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.1%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12, Class X

1.31% (1),(5)	07/25/41		1,052,311	93,035

Government National Mortgage Association Series 2021-17 (I/O)

1.05% (5)	01/16/61		674,866	53,850

Government National Mortgage Association Series 2021-36 (I/O)

1.29% (5)	03/16/63		592,866	49,144

Government National Mortgage Association Series 2023-127 (I/O)

0.40% (5)	07/16/57		2,454,125	41,250

Total Commercial Mortgage-backed Securities — Agency

(Cost: $248,946)				237,279

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.0%

Ajax Mortgage Loan Trust Series 2021-G, Class A

4.88% (1),(5)	06/25/61		47,307	47,307

BINOM Securitization Trust Series 2022-RPL1, Class M1

3.00% (1),(5)	02/25/61		50,000	41,589

Cascade MH Asset Trust Series 2019-MH1, Class A

4.00% (1),(5)	11/25/44		33,191	31,921

Cascade MH Asset Trust Series 2021-MH1, Class A1

1.75% (1)	02/25/46		52,256	47,522

Cascade MH Asset Trust Series 2022-MH1, Class A

4.25% (1)	08/25/54		81,952	79,988

CIM Trust Series 2019-R4, Class A1

3.00% (1),(5)	10/25/59		141,512	133,012

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(5)	12/25/60	$41,681	$38,481

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(5)	06/25/57	107,156	99,819

CSMC Trust Series 2020-RPL4, Class A1

2.00% (1),(5)	01/25/60	49,673	45,092

CSMC Trust Series 2021-RPL3, Class M3

4.01% (1),(5)	01/25/60	90,000	72,626

CSMC Trust Series 2021-RPL4, Class A1

4.14% (1),(5)	12/27/60	58,409	58,216

CSMC Trust Series 2021-RPL9, Class A1

3.87% (1),(5)	02/25/61	66,285	66,012

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	66,358	52,148

JPMorgan Mortgage Trust Series 2025-CES2, Class M1

6.24% (1)	06/25/55	100,000	101,198

Legacy Mortgage Asset Trust Series 2021-GS2, Class A1

5.75% (1)	04/25/61	170,551	170,546

Legacy Mortgage Asset Trust Series 2021-GS3, Class A1

5.75% (1)	07/25/61	66,846	66,890

Legacy Mortgage Asset Trust Series 2021-GS4, Class A1

5.65% (1)	11/25/60	42,638	42,694

Legacy Mortgage Asset Trust Series 2021-GS5, Class A1

5.25% (1)	07/25/67	140,628	140,717

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B

4.61% (1 mo. USD Term SOFR + 0.454%) (2)	05/25/37	11,423	8,298

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	42,551	42,713

MFA Trust Series 2023-INV2, Class B1

7.95% (1),(5)	10/25/58	30,000	30,326

PRKCM Trust Series 2021-AFC1, Class A1

1.51% (1),(5)	08/25/56	30,851	26,206

PRPM LLC Series 2024-RPL1, Class A3

4.25% (1),(5)	12/25/64	150,000	145,566

Soundview Home Loan Trust Series 2007-OPT2, Class 2A4

4.52% (1 mo. USD Term SOFR + 0.364%) (2)	07/25/37	125,225	103,686

Towd Point Mortgage Trust Series 2015-1, Class B1

4.60% (1),(5)	10/25/53	45,000	43,496

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Towd Point Mortgage Trust Series 2019-2, Class M1

3.75% (1),(5)	12/25/58	$100,000	$87,150

Towd Point Mortgage Trust Series 2019-HY2, Class M2

6.17% (1 mo. USD Term SOFR + 2.014%) (1),(2)	05/25/58	110,000	110,758

Towd Point Mortgage Trust Series 2020-MH1, Class A1A

2.18% (1),(5)	02/25/60	72,058	70,694

Towd Point Mortgage Trust Series 2020-MH1, Class M2A

2.75% (1),(5)	02/25/60	125,000	118,206

Verus Securitization Trust Series 2024-INV2, Class B1

6.93% (1)	08/26/69	100,000	101,039

Verus Securitization Trust Series 2025-1, Class B1

7.01% (1),(5)	01/25/70	24,000	24,360

Verus Securitization Trust Series 2025-3, Class B1

7.51% (1),(5)	05/25/70	100,000	101,923

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $2,269,735)			2,350,199

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 14.7%

U.S. Treasury Bonds

4.75%	08/15/55	$27,000	$27,099

U.S. Treasury Notes

3.50%	09/30/27	788,000	786,369

3.63%	09/30/30	955,000	950,188

4.25%	08/15/35	1,380,000	1,391,320

Total U.S. Treasury Securities

(Cost: $3,150,974)			3,154,976

Total Fixed Income Securities

(Cost: $23,984,919)			23,935,083

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 6.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09% (8)		69,117	69,117

TCW Central Cash Fund, 4.14% (8),(9)		1,274,353	1,274,353

Total Money Market Investments

(Cost: $1,343,470)			1,343,470

Total Investments (118.0%)

(Cost: $25,328,389)			25,278,553

Liabilities In Excess Of Other Assets (-18.0%)			(3,850,908)

Net Assets (100.0%)			$21,427,645

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
23	10-Year U.S. Treasury Note Futures	12/19/25	$2,619,526	$2,646,797	$27,271
5	U.S. Ultra Long Bond Futures	12/19/25	584,386	600,313	15,927
12	2-Year U.S. Treasury Note Futures	12/31/25	2,499,093	2,500,781	1,688

			$5,703,005	$5,747,891	$44,886

Short Futures
6	5-Year U.S. Treasury Note Futures	12/31/25	$(655,302)	$(655,172)	$130

			$(655,302)	$(655,172)	$130

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Goldman Sachs & Co.	EUR	100,156	10/10/25	$116,927	$117,740	$(813)
Citibank N.A.	GBP	399,040	10/10/25	538,799	537,234	1,565

				$655,726	$654,974	$752

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Unaudited) (Continued)	September 30, 2025

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $11,566,584 or 54.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	Restricted security (Note 11).
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $366,879 or 1.7% of net assets.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(9)	Affiliated issuer.
(10)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

September 30, 2025

The summary of the Sustainable Securitized Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,172	$13,823,181	$12,550,000	1,274,353	$1,274,353	$17,591	$—	$—	$—

Total					$1,274,353	$17,591	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$8,520,864	$—	$8,520,864
Commercial Mortgage-Backed Securities — Non-Agency	—	6,000,260	—	6,000,260
Asset-Backed Securities	—	3,671,505	—	3,671,505
U.S. Treasury Securities	—	3,154,976	—	3,154,976
Residential Mortgage-Backed Securities — Non-Agency	—	2,350,199	—	2,350,199
Commercial Mortgage-Backed Securities — Agency	—	237,279	—	237,279

Total Fixed Income Securities	—	23,935,083	—	23,935,083

Equity Securities
Money Market Investments	1,343,470	—	—	1,343,470

Total Investments	$1,343,470	$23,935,083	$—	$25,278,553

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,565	—	1,565
Futures Contracts
Interest Rate Risk	45,016	—	—	45,016

Total	$1,388,486	$23,936,648	$—	$25,325,134

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(813)	$—	$(813)

Total	$—	$(813)	$—	$(813)

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited)	September 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 95.2% of Net Assets

ASSET-BACKED SECURITIES — 3.6%

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

6.00% (3 mo. USD Term SOFR + 1.680%) (1),(2)	01/15/37	$24,070,000	$24,125,241

BCRED MML CLO LLC Series 2022-1A, Class A1

5.98% (3 mo. USD Term SOFR + 1.650%) (1),(2)	04/20/35	48,400,000	48,470,616

Carvana Auto Receivables Trust Series 2021-N1, Class R

0.00% (1),(3)	01/10/28	53,821	5,358,002

Carvana Auto Receivables Trust Series 2021-P4, Class R

0.00% (1),(3),(4)	09/11/28	43,250	5,392,643

Carvana Auto Receivables Trust Series 2023-N1, Class R

0.00% (1),(3),(5)	04/10/30	30,000	6,293,170

Carvana Auto Receivables Trust Series 2023-N1, Class XS

0.00% (1),(3)	04/10/30	206,673,059	2,420,555

Carvana Auto Receivables Trust Series 2023-N3, Class R

0.00% (1),(3)	09/10/30	30,900	6,110,584

Cedar Funding V CLO Ltd. Series 2016-5A, Class BR

6.33% (3 mo. USD Term SOFR + 2.012%) (1),(2)	07/17/31	7,000,000	7,005,425

CIFC Funding Ltd. Series 2013-2A, Class A2L

6.09% (3 mo. USD Term SOFR + 1.762%) (1),(2)	10/18/30	10,500,000	10,516,905

CIFC Funding Ltd. Series 2014-1A, Class BR2

5.99% (3 mo. USD Term SOFR + 1.662%) (1),(2)	01/18/31	8,000,000	8,017,024

CIFC Funding Ltd. Series 2017-4A, Class A2R

6.13% (3 mo. USD Term SOFR + 1.812%) (1),(2)	10/24/30	3,475,000	3,478,392

CIFC Funding Ltd. Series 2020-2A, Class BR

6.19% (3 mo. USD Term SOFR + 1.862%) (1),(2)	10/20/34	9,000,000	9,019,665

CIFC Funding Ltd. Series 2021-6A, Class B

6.23% (3 mo. USD Term SOFR + 1.912%) (1),(2)	10/15/34	20,000,000	20,041,700

CIFC Funding Ltd. Series 2022-1A, Class A

5.64% (3 mo. USD Term SOFR + 1.320%) (1),(2)	04/17/35	25,000,000	25,031,050

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

CIFC Funding Ltd. Series 2023-2A, Class A

6.08% (3 mo. USD Term SOFR + 1.750%) (1),(2)	01/21/37		$14,000,000	$14,046,214

CIT Education Loan Trust Series 2007-1, Class B

4.93% (90 day USD SOFR Average + 0.562%) (1),(2)	06/25/42		4,591,541	4,289,542

CVC Cordatus Loan Fund VIII DAC Series 8X, Class BRR

3.43% (3 mo. EUR EURIBOR + 1.400%) (2),(6)	07/15/34	EUR	8,200,000	9,617,472

Dryden 30 Senior Loan Fund Series 2013-30A, Class BR

5.72% (3 mo. USD Term SOFR + 1.512%) (1),(2)	11/15/28		813,402	814,011

Dryden 40 Senior Loan Fund Series 2015-40A,

Class AR2 5.36% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31		9,877,136	9,884,356

Dryden 65 CLO Ltd. Series 2018-65A, Class B

6.19% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/18/30		3,500,000	3,504,890

Dryden 92 CLO Ltd. Series 2021-92A, Class B

6.12% (3 mo. USD Term SOFR + 1.912%) (1),(2)	11/20/34		22,500,000	22,531,185

Dryden XXVI Senior Loan Fund Series 2013-26A,

Class AR 5.48% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29		5,266,773	5,271,307

Fillmore Park CLO Ltd. Series 2018-1A, Class B1B

6.13% (3 mo. USD Term SOFR + 1.812%) (1),(2)	07/15/30		8,000,000	8,020,464

Goal Capital Funding Trust Series 2006-1, Class B

5.30% (3 mo. USD LIBOR + 0.450%) (2)	08/25/42		830,419	808,300

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

HPS Loan Management Ltd. Series 15A-19, Class A1R

5.65% (3 mo. USD Term SOFR + 1.320%) (1),(2)	01/22/35	$34,710,000	$34,782,544

HPS Loan Management Ltd. Series 2021-16A,

Class BR 5.91% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/23/35	17,750,000	17,765,868

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	401,927	382,617

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (1)	01/17/73	25,963,266	23,654,804

LCM Loan Income Fund I Ltd. Series 1A, Class B

6.04% (3 mo. USD Term SOFR + 1.712%) (1),(2)	04/20/31	7,500,000	7,507,545

LCM XIV LP Series 14A, Class AR

5.63% (3 mo. USD Term SOFR + 1.302%) (1),(2)	07/20/31	114,562	114,596

LCM XIV LP Series 14A, Class BR

6.17% (3 mo. USD Term SOFR + 1.842%) (1),(2)	07/20/31	3,385,000	3,390,230

Madison Park Funding XLIX Ltd. Series 2021-49A,

Class AR 5.38% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/19/34	40,000,000	40,044,120

Madison Park Funding XLVI Ltd. Series 2020-46A,

Class B1R 5.82% (3 mo. USD Term SOFR + 1.500%) (1),(2)	10/15/34	33,270,000	33,306,697

Madison Park Funding XLVIII Ltd. Series 2021-48A,

Class A 5.74% (3 mo. USD Term SOFR + 1.412%) (1),(2)	04/19/33	27,526,298	27,573,670

Madison Park Funding XXIV Ltd. Series 2016-24A,

Class AR2 5.45% (3 mo. USD Term SOFR + 1.120%) (1),(2)	10/20/29	9,422,618	9,425,143

Madison Park Funding XXVII Ltd. Series 2018-27A,

Class A2R 5.83% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/38	32,300,000	32,336,014

Madison Park Funding XXXVI Ltd. Series 2019-36A,

Class B1R 5.87% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/35	13,350,000	13,299,924

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Madison Park Funding XXXVIII Ltd. Series 2021-38A,

Class A 5.70% (3 mo. USD Term SOFR + 1.382%) (1),(2)	07/17/34	$10,500,000	$10,500,525

Magnetite XXIII Ltd. Series 2019-23A,

Class BR 6.23% (3 mo. USD Term SOFR + 1.912%) (1),(2)	01/25/35	20,000,000	20,035,360

Magnetite XXV Ltd. Series 2020-25A,

Class A 5.78% (3 mo. USD Term SOFR + 1.462%) (1),(2)	01/25/32	15,932,268	15,940,123

NCFA LLC

2.75% (7)	06/12/28	13,864,591	13,864,591

Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A, Class AR

5.37% (3 mo. USD Term SOFR + 1.050%) (1),(2)	07/17/36	35,000,000	35,055,650

Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class A

5.62% (3 mo. USD Term SOFR + 1.300%) (1),(2)	04/14/35	32,050,000	32,051,602

NYACK Park CLO Ltd. Series 2021-1A, Class B1

6.19% (3 mo. USD Term SOFR + 1.862%) (1),(2)	10/20/34	20,000,000	20,001,000

Octagon 64 Ltd. Series 2022-1A, Class B1R

6.03% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/21/37	18,250,000	18,290,533

Octagon Investment Partners 27 Ltd. Series 2016-1A,

Class A2R 5.93% (3 mo. USD Term SOFR + 1.612%) (1),(2)	07/15/30	10,000,000	10,006,050

Octagon Investment Partners 44 Ltd. Series 2019-1A,

Class BR2 6.02% (3 mo. USD Term SOFR + 1.700%) (1),(2)	10/15/34	18,750,000	18,791,062

Octagon Investment Partners 46 Ltd. Series 2020-2A,

Class BR 6.23% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/15/36	7,250,000	7,257,873

Palmer Square CLO Ltd. Series 2018-1A, Class A1R

5.85% (3 mo. USD Term SOFR + 1.520%) (1),(2)	04/18/37	22,000,000	22,113,058

Rad CLO 18 Ltd. Series 2023-18A, Class A1R

5.72% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/15/37	22,150,000	22,205,264

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Recette CLO Ltd. Series 2015-1A, Class ARR

5.67% (3 mo. USD Term SOFR + 1.342%) (1),(2)	04/20/34	$32,680,000	$32,729,020

Rockford Tower CLO Ltd. Series 2017-2A, Class AR

5.60% (3 mo. USD Term SOFR + 1.282%) (1),(2)	10/15/29	1,147,286	1,147,619

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.78% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	921,948	922,746

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

5.42% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36	22,730,000	22,741,297

RR 26 Ltd. Series 2023-26A, Class A1R

5.44% (3 mo. USD Term SOFR + 1.120%) (1),(2)	04/15/38	34,500,000	34,528,773

Skyline Aviation, Inc. Class A

3.23% (7)	07/03/38	23,589,149	22,114,827

SLC Student Loan Trust Series 2004-1, Class B

4.90% (90 day USD SOFR Average + 0.552%) (2)	08/15/31	160,966	142,159

SLM Student Loan Trust Series 2003-12, Class B

5.22% (90 day USD SOFR Average + 0.852%) (2)	12/15/68	23,711	22,899

SLM Student Loan Trust Series 2006-2, Class A6

4.77% (90 day USD SOFR Average + 0.432%) (2)	01/25/41	15,739,475	15,460,545

SLM Student Loan Trust Series 2006-8, Class A6

4.76% (90 day USD SOFR Average + 0.422%) (2)	01/25/41	17,041,851	16,448,389

SLM Student Loan Trust Series 2007-1, Class A6

4.74% (90 day USD SOFR Average + 0.402%) (2)	01/27/42	16,830,502	16,178,266

SLM Student Loan Trust Series 2007-1, Class B

4.82% (90 day USD SOFR Average + 0.482%) (2)	01/27/42	1,967,321	1,809,705

SLM Student Loan Trust Series 2007-6, Class B

5.45% (90 day USD SOFR Average + 1.112%) (2)	04/27/43	2,444,079	2,303,954

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2007-7, Class A4

4.93% (90 day USD SOFR Average + 0.592%) (2)	01/25/49	$84,395	$83,172

SLM Student Loan Trust Series 2008-2, Class B

5.80% (90 day USD SOFR Average + 1.462%) (2)	01/25/83	38,874,000	40,096,253

SLM Student Loan Trust Series 2008-3, Class A3

5.60% (90 day USD SOFR Average + 1.262%) (2)	10/25/21	5,393	5,369

SLM Student Loan Trust Series 2008-3, Class B

5.80% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	2,260,000	2,284,025

SLM Student Loan Trust Series 2008-4, Class A4

6.25% (90 day USD SOFR Average + 1.912%) (2)	07/25/22	616,959	618,711

SLM Student Loan Trust Series 2008-4, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	04/25/73	8,849,000	9,088,370

SLM Student Loan Trust Series 2008-5, Class A4

6.30% (90 day USD SOFR Average + 1.962%) (2)	07/25/23	7,795,312	7,829,947

SLM Student Loan Trust Series 2008-5, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	37,199,000	38,397,262

SLM Student Loan Trust Series 2008-6, Class A4

5.70% (90 day USD SOFR Average + 1.362%) (2)	07/26/83	3,126,407	3,093,167

SLM Student Loan Trust Series 2008-6, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	31,424,000	31,839,054

SLM Student Loan Trust Series 2008-7, Class B

6.45% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	17,206,000	17,119,734

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2012-1, Class A3

5.42% (30 day USD SOFR Average + 1.064%) (2)	09/25/28	$290,595	$284,691

SLM Student Loan Trust Series 2012-2, Class A

5.17% (30 day USD SOFR Average + 0.814%) (2)	01/25/29	6,640,452	6,461,597

SLM Student Loan Trust Series 2012-7, Class A3

5.12% (30 day USD SOFR Average + 0.764%) (2)	05/26/26	11,401,281	11,083,533

Symphony CLO XX Ltd. Series 2018-20A, Class AR2

5.42% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/16/32	28,214,876	28,224,807

Trestles CLO VIII Ltd. Series 2025-8A, Class A1

5.63% (3 mo. USD Term SOFR + 1.330%) (1),(2)	06/11/35	20,000,000	20,038,360

United Auto Credit Securitization Trust Series 2022-2, Class R1

0.00% (1),(4),(5)	04/10/29	33,600	2

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (1)	05/28/39	GBP 12,435,000	17,167,138

Voya CLO Ltd. Series 2019-4A, Class BR

6.33% (3 mo. USD Term SOFR + 2.012%) (1),(2)	01/15/35	17,500,000	17,521,052

Total Asset-Backed Securities

(Cost: $1,142,570,889)			1,167,551,619

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 35.5%

Federal Home Loan Mortgage Corp., Pool #RA4201

2.00%	12/01/50	7,374,862	6,011,398

Federal Home Loan Mortgage Corp., Pool #SD8121

2.00%	01/01/51	100,876	82,138

Federal Home Loan Mortgage Corp., Pool #RA4398

2.00%	01/01/51	65,446,563	53,346,811

Federal Home Loan Mortgage Corp., Pool #SD3302

2.00%	10/01/51	52,744,704	42,810,727

Federal Home Loan Mortgage Corp., Pool #SD8182

2.00%	12/01/51	23,398,827	18,959,232

Federal Home Loan Mortgage Corp., Pool #QD3162

2.00%	12/01/51	121,768,673	98,707,265

Federal Home Loan Mortgage Corp., Pool #RA6507

2.00%	12/01/51	110,689,427	89,765,367

Federal Home Loan Mortgage Corp., Pool #SD8188

2.00%	01/01/52	37,037,726	29,997,426

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8193

2.00%	02/01/52	$69,777,256	$56,489,340

Federal Home Loan Mortgage Corp., Pool #QD7213

2.00%	02/01/52	86,050,299	69,713,379

Federal Home Loan Mortgage Corp., Pool #SD1178

2.00%	03/01/52	14,370,037	11,633,503

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	5,695,430	4,614,135

Federal Home Loan Mortgage Corp., Pool #SD8211

2.00%	05/01/52	10,438,241	8,456,508

Federal Home Loan Mortgage Corp., Pool #RA5285

2.50%	05/01/51	96,995,200	82,713,772

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	305,086,580	258,380,814

Federal Home Loan Mortgage Corp., Pool #SD8205

2.50%	04/01/52	206,275,562	174,708,464

Federal Home Loan Mortgage Corp., Pool #QE0521

2.50%	04/01/52	2,563,033	2,170,803

Federal Home Loan Mortgage Corp., Pool #C04546

3.00%	02/01/43	8,197,992	7,570,968

Federal Home Loan Mortgage Corp., Pool #C04573

3.00%	03/01/43	9,753,510	9,006,065

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	66,470,403	60,243,674

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	91,269,161	82,719,366

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	10,024,894	9,074,918

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	9,205,946	8,343,563

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	99,270,023	89,970,734

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	61,153,875	55,425,181

Federal Home Loan Mortgage Corp., Pool #ZM2285

3.00%	12/01/46	11,925,179	10,795,128

Federal Home Loan Mortgage Corp., Pool #ZS4693

3.00%	12/01/46	11,943,522	10,811,733

Federal Home Loan Mortgage Corp., Pool #G08741

3.00%	01/01/47	39,012,067	35,357,545

Federal Home Loan Mortgage Corp., Pool #G08747

3.00%	02/01/47	13,777,868	12,487,202

Federal Home Loan Mortgage Corp., Pool #RE6029

3.00%	02/01/50	3,196,179	2,822,027

Federal Home Loan Mortgage Corp., Pool #SD8213

3.00%	05/01/52	122,412,909	107,922,534

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	109,117,920	96,265,717

Federal Home Loan Mortgage Corp., Pool #SD3890

3.00%	08/01/52	83,825,697	74,180,162

Federal Home Loan Mortgage Corp., Pool #SD4636

3.00%	01/01/53	94,647,196	83,454,528

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G07408

3.50%	06/01/43	$8,994,878	$8,572,880

Federal Home Loan Mortgage Corp., Pool #U99097

3.50%	07/01/43	21,502,214	20,386,686

Federal Home Loan Mortgage Corp., Pool #V80356

3.50%	08/01/43	15,609,145	14,867,649

Federal Home Loan Mortgage Corp., Pool #G07848

3.50%	04/01/44	43,937,639	41,849,878

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	5,904,080	5,617,145

Federal Home Loan Mortgage Corp., Pool #G07924

3.50%	01/01/45	6,559,755	6,218,439

Federal Home Loan Mortgage Corp., Pool #G60023

3.50%	04/01/45	7,015,851	6,659,207

Federal Home Loan Mortgage Corp., Pool #G60138

3.50%	08/01/45	58,572,678	55,372,303

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	22,593,293	21,330,067

Federal Home Loan Mortgage Corp., Pool #G08676

3.50%	11/01/45	16,411,518	15,374,647

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45	10,951,494	10,259,585

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46	566	530

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	4,680,548	4,381,764

Federal Home Loan Mortgage Corp., Pool #G67700

3.50%	08/01/46	17,408,964	16,354,362

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	20,652,575	19,334,214

Federal Home Loan Mortgage Corp., Pool #G08727

3.50%	10/01/46	18,159,678	17,000,452

Federal Home Loan Mortgage Corp., Pool #ZT0277

3.50%	10/01/46	1,155,167	1,081,205

Federal Home Loan Mortgage Corp., Pool #G08742

3.50%	01/01/47	29,513,040	27,629,070

Federal Home Loan Mortgage Corp., Pool #G67703

3.50%	04/01/47	125,376,155	117,782,674

Federal Home Loan Mortgage Corp., Pool #G08757

3.50%	04/01/47	10,684,294	9,966,315

Federal Home Loan Mortgage Corp., Pool #G08779

3.50%	09/01/47	41,455	38,669

Federal Home Loan Mortgage Corp., Pool #G08784

3.50%	10/01/47	36,811	34,337

Federal Home Loan Mortgage Corp., Pool #G08792

3.50%	12/01/47	31,449	29,336

Federal Home Loan Mortgage Corp., Pool #ZA5103

3.50%	12/01/47	95,750	89,201

Federal Home Loan Mortgage Corp., Pool #ZA5128

3.50%	12/01/47	332,757	309,996

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	65,085,911	61,175,553

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #ZS4768

3.50%	05/01/48	$806,495	$750,078

Federal Home Loan Mortgage Corp., Pool #SD7502

3.50%	07/01/49	5,375,801	4,995,244

Federal Home Loan Mortgage Corp., Pool #SD7503

3.50%	08/01/49	11,809,226	10,992,999

Federal Home Loan Mortgage Corp., Pool #SD7511

3.50%	01/01/50	12,329,056	11,476,899

Federal Home Loan Mortgage Corp., Pool #A97038

4.00%	02/01/41	4,086,291	4,015,451

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	3,580,609	3,496,295

Federal Home Loan Mortgage Corp., Pool #G06361

4.00%	03/01/41	8,241	8,048

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	8,208,462	8,015,331

Federal Home Loan Mortgage Corp., Pool #Q05804

4.00%	01/01/42	13,856,467	13,622,500

Federal Home Loan Mortgage Corp., Pool #G07786

4.00%	08/01/44	70,595,822	69,036,173

Federal Home Loan Mortgage Corp., Pool #G07925

4.00%	02/01/45	4,677,099	4,562,068

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	54,723	53,099

Federal Home Loan Mortgage Corp., Pool #G08758

4.00%	04/01/47	8,289	7,963

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	8,319,976	7,993,003

Federal Home Loan Mortgage Corp., Pool #G67711

4.00%	03/01/48	37,131,805	35,889,402

Federal Home Loan Mortgage Corp., Pool #G67713

4.00%	06/01/48	330,444	319,014

Federal Home Loan Mortgage Corp., Pool #G67714

4.00%	07/01/48	54,149	52,304

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	45,156,333	43,618,209

Federal Home Loan Mortgage Corp., Pool #G05866

4.50%	02/01/40	5,704,405	5,719,084

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	4,175,528	4,122,490

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48	715,711	706,620

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	92,295,505	89,989,528

Federal Home Loan Mortgage Corp., Pool #SD2322

4.50%	09/01/52	67,331,460	65,648,988

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50% (8)	10/01/52	72,371,267	70,551,902

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50% (8)	11/01/52	213,180,438	207,788,265

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD2148

4.50%	01/01/53	$44,010,145	$42,931,392

Federal Home Loan Mortgage Corp., Pool #SL1660

4.50% (8)	10/01/53	61,661,587	60,111,456

Federal Home Loan Mortgage Corp., Pool #G01515

5.00%	02/01/33	164,850	167,583

Federal Home Loan Mortgage Corp., Pool #C01492

5.00%	02/01/33	124,229	126,293

Federal Home Loan Mortgage Corp., Pool #A54856

5.00%	01/01/34	1,064,218	1,082,710

Federal Home Loan Mortgage Corp., Pool #G02579

5.00%	12/01/34	264,874	269,926

Federal Home Loan Mortgage Corp., Pool #A61164

5.00%	04/01/36	3,003	3,060

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	5,925,875	5,992,609

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	3,324,865	3,365,280

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48	528,380	534,331

Federal Home Loan Mortgage Corp., Pool #G08838

5.00%	09/01/48	1,739,068	1,758,652

Federal Home Loan Mortgage Corp., Pool #G08844

5.00%	10/01/48	4,683,546	4,736,289

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48	1,660,199	1,678,895

Federal Home Loan Mortgage Corp., Pool #A25162

5.50%	05/01/34	545,248	562,428

Federal Home Loan Mortgage Corp., Pool #A39012

5.50%	06/01/35	13,422	13,964

Federal Home Loan Mortgage Corp., Pool #G02955

5.50%	03/01/37	1,195,983	1,245,060

Federal Home Loan Mortgage Corp., Pool #H00790

5.50%	05/01/37	1,990	2,072

Federal Home Loan Mortgage Corp., Pool #H05069

5.50%	05/01/37	56,132	58,455

Federal Home Loan Mortgage Corp., Pool #G03357

5.50%	08/01/37	263,389	274,238

Federal Home Loan Mortgage Corp., Pool #G03676

5.50%	12/01/37	890,872	927,581

Federal Home Loan Mortgage Corp., Pool #G03783

5.50%	01/01/38	615,116	640,461

Federal Home Loan Mortgage Corp., Pool #G04438

5.50%	05/01/38	1,806,620	1,880,396

Federal Home Loan Mortgage Corp., Pool #G04703

5.50%	08/01/38	1,471,819	1,532,041

Federal Home Loan Mortgage Corp., Pool #G04706

5.50%	09/01/38	59,377	61,799

Federal Home Loan Mortgage Corp., Pool #SD8362

5.50%	09/01/53	154,105,482	155,849,086

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G02884

6.00%	04/01/37	$882,921	$930,644

Federal Home Loan Mortgage Corp., Pool #G03985

6.00%	03/01/38	4,760	5,031

Federal Home Loan Mortgage Corp., Pool #C46104

6.50%	09/01/29	1,469	1,498

Federal Home Loan Mortgage Corp., Pool #A24156

6.50%	10/01/31	23,286	24,079

Federal Home Loan Mortgage Corp., Pool #G00992

7.00%	11/01/28	111	114

Federal Home Loan Mortgage Corp., Pool #C55789

7.50%	10/01/27	102	102

Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z

7.00%	07/15/27	4,970	5,037

Federal Home Loan Mortgage Corp. REMICS Series 2098, Class TZ (TAC)

6.00%	01/15/28	27,572	27,693

Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)

6.00%	07/15/29	3,404	3,481

Federal Home Loan Mortgage Corp. REMICS Series 2313, Class LA

6.50%	05/15/31	1,050	1,066

Federal Home Loan Mortgage Corp. REMICS Series 2433, Class SA (I/F) (PAC)

9.26% (-30 day USD SOFR Average + 20.632%) (2)	02/15/32	2,239	2,480

Federal Home Loan Mortgage Corp. REMICS Series 2481, Class AW

6.50%	08/15/32	1,426	1,436

Federal Home Loan Mortgage Corp. REMICS Series 3019, Class SW (I/O) (I/F)

2.71% (-30 day USD SOFR Average + 7.086%) (2)	08/15/35	420,428	48,585

Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC)

5.50%	11/15/35	1,121,499	1,148,689

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class SA (I/O) (I/F)

2.71% (-30 day USD SOFR Average + 7.086%) (2)	08/15/35	185,881	21,481

Federal Home Loan Mortgage Corp. REMICS Series 3752, Class XL (PAC)

4.50%	11/15/40	20,177,250	20,225,942

Federal Home Loan Mortgage Corp. REMICS Series 3891, Class HS (I/O) (I/F)

1.46% (-30 day USD SOFR Average + 5.836%) (2)	07/15/41	2,217,340	203,975

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3904, Class JB (PAC)

4.50%	08/15/41	$4,500,219	$4,504,077

Federal Home Loan Mortgage Corp. REMICS Series 3925, Class LB (PAC)

4.50%	09/15/41	9,215,000	9,163,279

Federal Home Loan Mortgage Corp. REMICS Series 3928, Class JD (PAC)

4.00%	09/15/41	10,253,328	10,222,923

Federal Home Loan Mortgage Corp. REMICS Series 4102, Class TC (PAC)

2.50%	09/15/41	2,581,486	2,536,182

Federal Home Loan Mortgage Corp. REMICS Series 4161, Class BA (PAC)

2.50%	12/15/41	3,655,685	3,599,501

Federal Home Loan Mortgage Corp. REMICS Series 4656, Class EZ

4.00%	02/15/47	210,271	201,119

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	931,021	832,870

Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA

4.00%	06/15/47	30,711	30,591

Federal Home Loan Mortgage Corp. REMICS Series 4852, Class CA (PAC)

4.00%	11/15/47	3,996,068	3,985,779

Federal Home Loan Mortgage Corp. REMICS Series 4860, Class BH (PAC)

3.50%	10/15/48	1,846,819	1,807,857

Federal Home Loan Mortgage Corp. REMICS Series 4860, Class PA (PAC)

3.50%	02/15/49	1,680,315	1,574,106

Federal Home Loan Mortgage Corp. REMICS Series 4879, Class BC (PAC)

3.00%	04/15/49	574,906	523,396

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	543,434	500,940

Federal Home Loan Mortgage Corp. REMICS Series 4937, Class MF

4.92% (30 day USD SOFR Average + 0.564%) (2)	12/25/49	4,171,126	4,103,315

Federal Home Loan Mortgage Corp. STRIPS Series 309 (P/O)

0.00% (5)	08/15/43	8,988,377	6,963,441

Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2

4.99% (30 day USD SOFR Average + 0.614%) (2)	11/15/43	1,591,592	1,584,369

Federal National Mortgage Association, Pool #MA4128

2.00%	09/01/40	101,740,372	89,416,895

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4333

2.00%	05/01/41	$59,601,316	$52,059,901

Federal National Mortgage Association, Pool #MA4158

2.00%	10/01/50	149,262,287	121,692,811

Federal National Mortgage Association, Pool #MA4237

2.00%	01/01/51	2,026,350	1,649,953

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	32,971,681	26,824,419

Federal National Mortgage Association, Pool #MA4305

2.00%	04/01/51	74,169,672	60,315,560

Federal National Mortgage Association, Pool #CB2365

2.00%	09/01/51	140,396,252	113,904,952

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	390,452,108	316,505,539

Federal National Mortgage Association, Pool #MA4492

2.00%	12/01/51	81,867,691	66,416,633

Federal National Mortgage Association, Pool #BQ7006

2.00%	01/01/52	93,555,021	75,804,284

Federal National Mortgage Association, Pool #BU1452

2.00%	01/01/52	64,417,801	52,150,504

Federal National Mortgage Association, Pool #CB2767

2.00%	01/01/52	62,961,629	51,311,654

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	16,367,751	13,276,237

Federal National Mortgage Association, Pool #FS1622

2.00%	03/01/52	173,582,769	140,768,981

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	50,782,523	43,556,219

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	127,409,966	109,042,990

Federal National Mortgage Association, Pool #MA4493

2.50%	12/01/51	129,590,833	109,791,883

Federal National Mortgage Association, Pool #FS2536

2.50%	02/01/52	3,293,806	2,790,577

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	187,155,891	158,529,239

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	2,333,621	1,976,498

Federal National Mortgage Association, Pool #MA4578

2.50%	04/01/52	244,662,785	207,221,151

Federal National Mortgage Association, Pool #MA1432

3.00%	05/01/33	24,879	24,023

Federal National Mortgage Association, Pool #MA1459

3.00%	06/01/33	11,817	11,406

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	17,387,387	16,773,240

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	10,990,648	10,604,353

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #AB6385

3.00%	10/01/42	$169,849	$156,215

Federal National Mortgage Association, Pool #AL8256

3.00%	08/01/43	276,373	254,216

Federal National Mortgage Association, Pool #AL7092

3.00%	07/01/45	30,345	27,604

Federal National Mortgage Association, Pool #MA2895

3.00%	02/01/47	33,037	29,906

Federal National Mortgage Association, Pool #FM2310

3.00%	01/01/48	7,318,616	6,592,076

Federal National Mortgage Association, Pool #BM5507

3.00%	09/01/48	4,598,354	4,162,606

Federal National Mortgage Association, Pool #MA3811

3.00%	10/01/49	4,857,003	4,288,432

Federal National Mortgage Association, Pool #MA3846

3.00%	11/01/49	26,594	23,481

Federal National Mortgage Association, Pool #MA3942

3.00%	02/01/50	9,552,738	8,434,474

Federal National Mortgage Association, Pool #MA3997

3.00%	04/01/50	11,746,981	10,249,784

Federal National Mortgage Association, Pool #CA5689

3.00%	05/01/50	47,674,929	42,800,290

Federal National Mortgage Association, Pool #BV8459

3.00%	04/01/52	93,735,904	82,640,110

Federal National Mortgage Association, Pool #FS3275

3.00%	04/01/52	17,324,268	15,275,557

Federal National Mortgage Association, Pool #CB3582

3.00%	05/01/52	13,984,383	12,370,149

Federal National Mortgage Association, Pool #FS5494

3.00%	07/01/52	80,545,275	71,001,535

Federal National Mortgage Association, Pool #AB4262

3.50%	01/01/32	1,647,645	1,621,676

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	16,591,715	16,221,804

Federal National Mortgage Association, Pool #MA1608

3.50%	10/01/33	11,617,582	11,358,464

Federal National Mortgage Association, Pool #MA1982

3.50%	08/01/34	23,854	23,284

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	4,702,884	4,486,011

Federal National Mortgage Association, Pool #AB3864

3.50%	11/01/41	3,661,649	3,493,952

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	4,433,735	4,232,599

Federal National Mortgage Association, Pool #AL2521

3.50%	09/01/42	58,991	55,771

Federal National Mortgage Association, Pool #MA1177

3.50%	09/01/42	18,407,570	17,347,060

Federal National Mortgage Association, Pool #MA1404

3.50%	04/01/43	38,424	36,387

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #AB9703

3.50%	06/01/43	$8,469,958	$8,020,936

Federal National Mortgage Association, Pool #AU3739

3.50%	08/01/43	16,160,259	15,382,735

Federal National Mortgage Association, Pool #MA1582

3.50%	09/01/43	6,370,612	6,032,884

Federal National Mortgage Association, Pool #AL6348

3.50%	02/01/45	19,491	18,457

Federal National Mortgage Association, Pool #AL9217

3.50%	10/01/46	12,131,365	11,382,702

Federal National Mortgage Association, Pool #BD2450

3.50%	01/01/47	34,338	32,108

Federal National Mortgage Association, Pool #CA0862

3.50%	09/01/47	1,765,275	1,644,642

Federal National Mortgage Association, Pool #MA3120

3.50%	09/01/47	922,800	859,740

Federal National Mortgage Association, Pool #CA1191

3.50%	11/01/47	2,105,674	1,961,780

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	19,580,164	18,242,126

Federal National Mortgage Association, Pool #MA3210

3.50%	12/01/47	34,122,667	31,790,847

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	24,689	23,075

Federal National Mortgage Association, Pool #MA3238

3.50%	01/01/48	29,781,580	27,746,414

Federal National Mortgage Association, Pool #CA1187

3.50%	02/01/48	28,241,883	26,310,087

Federal National Mortgage Association, Pool #MA3276

3.50%	02/01/48	11,654,276	10,857,865

Federal National Mortgage Association, Pool #MA3305

3.50%	03/01/48	15,421,865	14,343,055

Federal National Mortgage Association, Pool #FM2388

3.50%	04/01/48	12,060,566	11,306,790

Federal National Mortgage Association, Pool #MA3332

3.50%	04/01/48	42,405,761	39,439,339

Federal National Mortgage Association, Pool #CA3633

3.50%	06/01/49	13,490,536	12,579,616

Federal National Mortgage Association, Pool #CA4011

3.50%	08/01/49	13,430,346	12,186,936

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	120,049,728	111,752,157

Federal National Mortgage Association, Pool #AB1613

4.00%	10/01/40	11,705,072	11,416,026

Federal National Mortgage Association, Pool #AB1803

4.00%	11/01/40	13,193,574	12,867,773

Federal National Mortgage Association, Pool #AH3780

4.00%	02/01/41	5,140,696	5,013,752

Federal National Mortgage Association, Pool #AJ1404

4.00%	09/01/41	7,022,230	6,892,268

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	$13,325,714	$12,942,242

Federal National Mortgage Association, Pool #AT9649

4.00%	07/01/43	93,617	91,474

Federal National Mortgage Association, Pool #AL9472

4.00%	10/01/43	2,646,115	2,583,024

Federal National Mortgage Association, Pool #AL4597

4.00%	01/01/44	22,032,947	21,528,487

Federal National Mortgage Association, Pool #MA2960

4.00%	04/01/47	15,625,470	14,993,673

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	18,782,997	18,022,583

Federal National Mortgage Association, Pool #MA3027

4.00%	06/01/47	11,929,780	11,447,414

Federal National Mortgage Association, Pool #AS9972

4.00%	07/01/47	17,020,220	16,331,171

Federal National Mortgage Association, Pool #CA2327

4.00%	09/01/48	19,514,506	18,850,328

Federal National Mortgage Association, Pool #BM5164

4.00%	11/01/48	19,895,576	19,218,428

Federal National Mortgage Association, Pool #BN4316

4.00%	01/01/49	13,999	13,540

Federal National Mortgage Association, Pool #CB3619

4.00%	05/01/52	138,556,890	131,221,455

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	368,284,516	348,789,106

Federal National Mortgage Association, Pool #734830

4.50%	08/01/33	3,289	3,302

Federal National Mortgage Association, Pool #734922

4.50%	09/01/33	462,681	464,507

Federal National Mortgage Association, Pool #753168

4.50%	12/01/33	2,707	2,718

Federal National Mortgage Association, Pool #AL8037

4.50%	07/01/34	52,752	53,013

Federal National Mortgage Association, Pool #AL8356

4.50%	07/01/34	116,803	117,344

Federal National Mortgage Association, Pool #815422

4.50%	02/01/35	12,181	12,226

Federal National Mortgage Association, Pool #735651

4.50%	06/01/35	1,311,286	1,316,114

Federal National Mortgage Association, Pool #745147

4.50%	12/01/35	7,525	7,553

Federal National Mortgage Association, Pool #190396

4.50%	06/01/39	3,466	3,471

Federal National Mortgage Association, Pool #AC8279

4.50%	08/01/39	5,263	5,282

Federal National Mortgage Association, Pool #AE0138

4.50%	03/01/40	19,790	19,817

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	7,925,381	7,913,200

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #AL9106

4.50%	02/01/46	$16,592,860	$16,448,248

Federal National Mortgage Association, Pool #AL8960

4.50%	05/01/46	13,400,071	13,283,285

Federal National Mortgage Association, Pool #AL9722

4.50%	08/01/46	54,863,482	54,385,331

Federal National Mortgage Association, Pool #AS8663

4.50%	01/01/47	10,114,707	10,028,880

Federal National Mortgage Association, Pool #AL9846

4.50%	02/01/47	58,271,002	57,763,153

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	60,852	60,012

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	6,002,731	5,919,903

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	13,058,513	12,878,327

Federal National Mortgage Association, Pool #CA2493

4.50%	10/01/48	3,184,122	3,139,962

Federal National Mortgage Association, Pool #MA3537

4.50%	12/01/48	7,826,420	7,717,877

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	277,589,256	270,653,766

Federal National Mortgage Association, Pool #BW9897

4.50%	10/01/52	76,825,310	74,840,033

Federal National Mortgage Association, Pool #CB5675

4.50%	02/01/53	45,421,470	44,290,567

Federal National Mortgage Association, Pool #CB6854

4.50%	08/01/53	31,772,971	31,009,625

Federal National Mortgage Association, Pool #MA5038

5.00%	06/01/53	217,247,900	216,334,116

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	42,073,154	41,904,444

Federal National Mortgage Association, Pool #740297

5.50%	10/01/33	699	720

Federal National Mortgage Association, Pool #725257

5.50%	02/01/34	329,677	339,665

Federal National Mortgage Association, Pool #735224

5.50%	02/01/35	1,076,842	1,117,341

Federal National Mortgage Association, Pool #889184

5.50%	09/01/36	1,138,072	1,172,612

Federal National Mortgage Association, Pool #190375

5.50%	11/01/36	243,723	253,516

Federal National Mortgage Association, Pool #AE0482

5.50%	01/01/38	2,579,032	2,657,305

Federal National Mortgage Association, Pool #MA5497

5.50%	10/01/54	54,039,399	54,543,850

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	4,659,047	4,918,638

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #844773

6.27% (1 yr. USD RFUCCT + 1.559%) (2)	12/01/35	$1,280	$1,283

Federal National Mortgage Association, Pool #394854

6.50%	05/01/27	52	52

Federal National Mortgage Association, Pool #839109

6.54% (1 yr. USD RFUCCT + 1.912%) (2)	11/01/35	2,816	2,849

Federal National Mortgage Association, Pool #545191

7.00%	09/01/31	895	938

Federal National Mortgage Association, Pool #613142

7.00%	11/01/31	3,144	3,295

Federal National Mortgage Association, Pool #625666

7.00%	01/01/32	1,161	1,225

Federal National Mortgage Association, Pool #545756

7.00%	06/01/32	159	168

Federal National Mortgage Association, Pool #655928

7.00%	08/01/32	34,187	36,154

Federal National Mortgage Association, Pool #735207

7.00%	04/01/34	6,418	6,728

Federal National Mortgage Association, Pool #888412

7.00%	04/01/37	59,274	64,918

Federal National Mortgage Association, Pool #313182

7.50%	10/01/26	59	59

Federal National Mortgage Association, Pool #633698

7.50%	02/01/31	12,029	12,740

Federal National Mortgage Association REMICS Series 1999-11, Class Z

5.50%	03/25/29	4,682	4,693

Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC)

6.50%	10/25/31	36,418	37,816

Federal National Mortgage Association REMICS Series 2005-122, Class SG (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%) (2)	11/25/35	3,214	29

Federal National Mortgage Association REMICS Series 2006-4, Class WE

4.50%	02/25/36	18,463	18,589

Federal National Mortgage Association REMICS Series 2006-49, Class SE (I/F) (PAC)

11.12% (-30 day USD SOFR Average + 28.542%) (2)	04/25/36	353,216	384,349

Federal National Mortgage Association REMICS Series 2007-17, Class SI (I/O) (I/F)

1.93% (-30 day USD SOFR Average + 6.286%) (2)	03/25/37	549,819	37,599

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-34, Class SB (I/O) (I/F)

1.64% (-30 day USD SOFR Average + 5.996%) (2)	04/25/37	$1,155,545	$105,499

Federal National Mortgage Association REMICS Series 2007-64, Class FA

4.94% (30 day USD SOFR Average + 0.584%) (2)	07/25/37	1,568	1,562

Federal National Mortgage Association REMICS Series 2008-24, Class NA

6.75%	06/25/37	79,718	83,921

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%)(2)	10/25/40	1,312,807	116,586

Federal National Mortgage Association REMICS Series 2010-17, Class SB (I/O) (I/F)

1.88% (-30 day USD SOFR Average + 6.236%) (2)	03/25/40	2,784,539	291,564

Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.306%) (2)	05/25/40	4,947,043	529,266

Federal National Mortgage Association REMICS Series 2011-101, Class HE (PAC)

4.00%	10/25/41	5,688,811	5,643,873

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	5,619,786	5,529,275

Federal National Mortgage Association REMICS Series 2012-84, Class VZ

3.50%	08/25/42	4,650,952	4,462,929

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (5)	10/25/43	7,417,358	5,253,890

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (5)	10/25/43	4,373,915	3,111,681

Federal National Mortgage Association REMICS Series 2016-45, Class AF

4.97% (30 day USD SOFR Average + 0.614%) (2)	07/25/46	5,485,843	5,454,951

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2016-72, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (2)	10/25/46	$11,167,573	$11,102,286

Federal National Mortgage Association REMICS Series 2016-74, Class GF

4.97% (30 day USD SOFR Average + 0.614%) (2)	10/25/46	8,674,955	8,624,975

Federal National Mortgage Association REMICS Series 2016-75, Class FL

4.97% (30 day USD SOFR Average + 0.614%) (2)	10/25/46	8,873,928	8,823,706

Federal National Mortgage Association REMICS Series 2018-29, Class AP (PAC)

3.50%	11/25/46	10,809,267	10,732,393

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	11,050,499	9,952,725

Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC)

3.50%	06/25/47	12,045	11,788

Federal National Mortgage Association REMICS Series 2018-45, Class GA

3.00%	06/25/48	12,394,747	11,163,658

Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC)

4.00%	05/25/47	294,883	294,078

Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC)

3.50%	12/25/48	2,681,803	2,481,158

Federal National Mortgage Association REMICS Series 2019-1, Class AB

3.50%	02/25/49	1,063,474	988,031

Federal National Mortgage Association REMICS Series 2019-1, Class KP (PAC)

3.25%	02/25/49	1,106,354	1,022,296

Federal National Mortgage Association REMICS Series 2019-26, Class JE (PAC)

3.00%	06/25/49	2,826,731	2,543,676

Federal National Mortgage Association REMICS Series 2019-45, Class PA (PAC)

3.00%	08/25/49	11,551,853	10,407,889

Federal National Mortgage Association REMICS Series 2019-52, Class PA (PAC)

3.00%	09/25/49	3,225,378	2,883,397

Federal National Mortgage Association REMICS Series 2019-67, Class FE

4.92% (30 day USD SOFR Average + 0.564%) (2)	11/25/49	21,578,801	21,217,234

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	$63,592	$62,625

Federal National Mortgage Association Trust Series 2003-W2, Class 2A9

5.90%	07/25/42	12,181	12,503

Government National Mortgage Association, Pool #MA3309

3.00%	12/20/45	4,371	3,970

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	1,571,575	1,423,440

Government National Mortgage Association, Pool #MA3873

3.00%	08/20/46	12,165,034	11,018,366

Government National Mortgage Association, Pool #MA4003

3.00%	10/20/46	4,880,928	4,420,855

Government National Mortgage Association, Pool #MA4126

3.00%	12/20/46	84,116,324	76,187,577

Government National Mortgage Association, Pool #MA4961

3.00%	01/20/48	225,748	204,311

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	1,479	1,307

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	2,666,114	2,355,137

Government National Mortgage Association, Pool #AA5452

3.50%	07/15/42	58,103	54,422

Government National Mortgage Association, Pool #MA1157

3.50%	07/20/43	24,064	22,605

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	16,111,521	14,981,027

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	40,761,610	37,857,380

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	11,495,582	10,676,531

Government National Mortgage Association, Pool #MA3937

3.50%	09/20/46	9,320,090	8,656,041

Government National Mortgage Association, Pool #MA4069

3.50%	11/20/46	29,267,497	27,182,213

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	$33,055,499	$30,700,324

Government National Mortgage Association, Pool #MA4196

3.50%	01/20/47	7,676	7,129

Government National Mortgage Association, Pool #MA4510

3.50%	06/20/47	25,440	23,643

Government National Mortgage Association, Pool #MA4586

3.50%	07/20/47	30,390,876	28,243,642

Government National Mortgage Association, Pool #MA4652

3.50%	08/20/47	2,312,268	2,148,897

Government National Mortgage Association, Pool #MA4719

3.50%	09/20/47	28,648,137	26,624,034

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	4,589,463	4,265,200

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	6,789,703	6,173,326

Government National Mortgage Association, Pool #MA6081

3.50%	08/20/49	2,785,575	2,532,697

Government National Mortgage Association, Pool #MA6210

3.50%	10/20/49	1,387,333	1,261,389

Government National Mortgage Association, Pool #MA4511

4.00%	06/20/47	3,580,330	3,425,907

Government National Mortgage Association, Pool #MA4720

4.00%	09/20/47	71,320	68,244

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	23,552,750	22,536,894

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	15,887,609	15,202,359

Government National Mortgage Association, Pool #MA4963

4.00%	01/20/48	26,203,728	25,073,532

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	39,559	37,853

Government National Mortgage Association, Pool #MA5137

4.00%	04/20/48	8,393,852	8,025,466

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	3,473,331	3,320,894

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA5528

4.00%	10/20/48	$15,971,918	$15,270,949

Government National Mortgage Association, Pool #MA5651

4.00%	12/20/48	5,807	5,552

Government National Mortgage Association, Pool #3388

4.50%	05/20/33	1,023	1,027

Government National Mortgage Association, Pool #3427

4.50%	08/20/33	534	536

Government National Mortgage Association, Pool #3554

4.50%	05/20/34	466	467

Government National Mortgage Association, Pool #782817

4.50%	11/15/39	6,661,599	6,660,910

Government National Mortgage Association, Pool #783591

4.50%	07/20/41	7,689	7,680

Government National Mortgage Association, Pool #5140

4.50%	08/20/41	19,886	19,862

Government National Mortgage Association, Pool #5175

4.50%	09/20/41	21,721	21,696

Government National Mortgage Association, Pool #5281

4.50%	01/20/42	6,127	6,120

Government National Mortgage Association, Pool #MA0627

4.50%	12/20/42	25,593	25,563

Government National Mortgage Association, Pool #MA0701

4.50%	01/20/43	25,202	25,173

Government National Mortgage Association, Pool #MA1997

4.50%	06/20/44	6,332	6,294

Government National Mortgage Association, Pool #MA2756

4.50%	04/20/45	12,949	12,871

Government National Mortgage Association, Pool #MA2828

4.50%	05/20/45	554,371	550,666

Government National Mortgage Association, Pool #MA2894

4.50%	06/20/45	213,725	212,428

Government National Mortgage Association, Pool #MA3036

4.50%	08/20/45	20,664	20,526

Government National Mortgage Association, Pool #MA3456

4.50%	02/20/46	139,881	138,946

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA3665

4.50%	05/20/46	$58,562	$58,170

Government National Mortgage Association, Pool #MA3738

4.50%	06/20/46	239,407	237,954

Government National Mortgage Association, Pool #MA3805

4.50%	07/20/46	1,936,510	1,923,570

Government National Mortgage Association, Pool #MA3876

4.50%	08/20/46	2,118,285	2,105,427

Government National Mortgage Association, Pool #MA3939

4.50%	09/20/46	1,134,980	1,130,366

Government National Mortgage Association, Pool #MA4006

4.50%	10/20/46	1,291,150	1,283,313

Government National Mortgage Association, Pool #MA4071

4.50%	11/20/46	3,398,862	3,378,231

Government National Mortgage Association, Pool #MA4129

4.50%	12/20/46	11,654,198	11,583,458

Government National Mortgage Association, Pool #MA4198

4.50%	01/20/47	92,164	91,551

Government National Mortgage Association, Pool #MA4264

4.50%	02/20/47	27,093,376	26,913,138

Government National Mortgage Association, Pool #MA4384

4.50%	04/20/47	1,082,670	1,072,898

Government National Mortgage Association, Pool #MA4453

4.50%	05/20/47	59,311,094	58,775,772

Government National Mortgage Association, Pool #MA4512

4.50%	06/20/47	208,272	206,392

Government National Mortgage Association, Pool #MA4588

4.50%	07/20/47	32,630	32,335

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,880,943	1,856,354

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	17,656	17,426

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	225,210,884	220,031,894

Government National Mortgage Association, Pool #80968

4.63% (1 yr. CMT + 1.500%) (2)	07/20/34	4,019	4,085

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #81432

4.63% (1 yr. CMT + 1.500%) (2)	08/20/35	$6,060	$6,153

Government National Mortgage Association, Pool #81497

4.75% (1 yr. CMT + 1.500%) (2)	10/20/35	6,293	6,384

Government National Mortgage Association, Pool #4058

5.00%	12/20/37	342	350

Government National Mortgage Association, Pool #4342

5.00%	01/20/39	473	484

Government National Mortgage Association, Pool #4520

5.00%	08/20/39	8,923	9,122

Government National Mortgage Association, Pool #MA2374

5.00%	11/20/44	132,436	135,402

Government National Mortgage Association, Pool #MA3524

5.00%	03/20/46	6,895	7,049

Government National Mortgage Association, Pool #MA3600

5.00%	04/20/46	3,696,802	3,779,592

Government National Mortgage Association, Pool #MA3666

5.00%	05/20/46	2,150,470	2,198,630

Government National Mortgage Association, Pool #MA3739

5.00%	06/20/46	1,361,433	1,391,923

Government National Mortgage Association, Pool #MA3806

5.00%	07/20/46	99,356	101,581

Government National Mortgage Association, Pool #MA3877

5.00%	08/20/46	437,697	447,499

Government National Mortgage Association, Pool #MA4007

5.00%	10/20/46	2,331,159	2,383,000

Government National Mortgage Association, Pool #MA4072

5.00%	11/20/46	709,762	725,545

Government National Mortgage Association, Pool #MA4199

5.00%	01/20/47	2,038,275	2,083,602

Government National Mortgage Association, Pool #MA4265

5.00%	02/20/47	473,084	483,713

Government National Mortgage Association, Pool #MA4324

5.00%	03/20/47	2,571,319	2,628,904

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA4385

5.00%	04/20/47	$4,481,862	$4,574,307

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	10,126,316	10,303,307

Government National Mortgage Association, Pool #MA4513

5.00%	06/20/47	176,045	179,676

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	8,645,543	8,796,653

Government National Mortgage Association, Pool #MA4655

5.00%	08/20/47	9,989,423	10,164,022

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	190,659	193,826

Government National Mortgage Association, Pool #MA4781

5.00%	10/20/47	2,457,433	2,500,385

Government National Mortgage Association, Pool #MA4840

5.00%	11/20/47	745,899	758,936

Government National Mortgage Association, Pool #MA5530

5.00%	10/20/48	2,859,180	2,885,026

Government National Mortgage Association, Pool #81267

5.63% (1 yr. CMT + 1.500%) (2)	03/20/35	5,773	5,814

Government National Mortgage Association, Pool #2631

7.00%	08/20/28	337	347

Government National Mortgage Association REMICS Series 2003-86, Class ZK

5.00%	10/20/33	2,048,057	2,089,006

Government National Mortgage Association REMICS Series 2007-35, Class PY (I/O) (I/F) (PAC)

2.49% (-1 mo. USD Term SOFR + 6.636%) (2)	06/16/37	4,773,446	563,479

Government National Mortgage Association REMICS Series 2009-106, Class SD (I/O) (I/F)

2.00% (-1 mo. USD Term SOFR + 6.136%) (2)	03/20/36	3,881,874	352,473

Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I//F)

2.55% (-1 mo. USD Term SOFR + 6.686%) (2)	05/20/37	9,714,527	1,068,573

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2009-124, Class SC (I/O) (I/F)

2.23% (-1 mo. USD Term SOFR + 6.366%) (2)	12/20/39	$1,682,103	$191,297

Government National Mortgage Association REMICS Series 2009-66, Class XS (I/O) (I/F) (PAC)

2.54% (-1 mo. USD Term SOFR + 6.686%) (2)	07/16/39	6,813	285

Government National Mortgage Association REMICS Series 2010-4, Class SL (I/O) (I/F)

2.14% (-1 mo. USD Term SOFR + 6.286%) (2)	01/16/40	21,291	2,200

Government National Mortgage Association REMICS Series 2010-4, Class SM (I/O) (I/F)

1.54% (-1 mo. USD Term SOFR + 5.686%) (2)	01/16/40	3,871,140	353,841

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	49,705	9,408

Government National Mortgage Association REMICS Series 2014-108, Class PA (PAC)

2.63%	12/20/39	3,136,116	3,026,083

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	527,976	486,555

Government National Mortgage Association REMICS Series 2019-1, Class NP

3.50%	01/20/49	4,794,528	4,499,272

Government National Mortgage Association REMICS Series 2019-119, Class JE (PAC)

3.00%	09/20/49	3,400,296	3,058,668

Government National Mortgage Association REMICS Series 2019-15, Class GT

3.50%	02/20/49	5,568,671	5,156,224

Government National Mortgage Association REMICS Series 2019-71, Class PT

3.00%	06/20/49	671,136	600,583

Government National Mortgage Association REMICS Series 2019-86, Class C

2.50%	03/20/49	7,897,386	6,722,992

Government National Mortgage Association REMICS Series 2019-90, Class HE

3.00%	07/20/49	5,143,825	4,690,841

Government National Mortgage Association REMICS Series 2022-201, Class FB

5.64% (30 day USD SOFR Average + 1.250%) (2)	11/20/52	7,251,684	7,302,418

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2023-134, Class F

5.39% (30 day USD SOFR Average + 1.000%) (2)	08/20/53	$34,770,433	$34,761,805

Government National Mortgage Association REMICS Series 2024-30, Class DF

5.69% (30 day USD SOFR Average + 1.300%) (2)	02/20/54	64,704,814	64,947,039

Government National Mortgage Association, TBA

2.50% (9)	12/01/51	428,675,000	369,068,384

3.50% (9)	02/01/52	297,700,000	271,500,018

4.00% (9)	05/01/52	299,800,000	281,980,188

4.50% (9)	08/01/54	155,025,000	150,372,390

5.00% (9)	04/01/55	391,825,000	389,789,665

5.50% (9)	04/01/55	242,275,000	244,101,754

Uniform Mortgage-Backed Security, TBA

2.00% (9)	10/01/51	162,200,000	130,834,413

2.50% (9)	11/01/51	154,650,000	130,362,681

3.00% (9)	12/01/51	131,700,000	115,711,949

3.50% (9)	01/01/52	90,350,000	82,596,750

4.00% (9)	02/01/52	357,225,000	336,747,256

4.50% (9)	06/01/54	169,650,000	164,584,675

5.00% (9)	03/01/55	96,125,000	95,343,167

5.50% (9)	03/01/55	277,000,000	279,354,500

Total Residential Mortgage-backed Securities — Agency

(Cost: $11,969,479,891)			11,480,981,661

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.3%

AMSR Trust Series 2021-SFR1, Class G

4.61% (1)	06/17/38	15,250,000	14,573,031

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (1),(10),(11)	08/10/38	122,930,000	119,949,783

BGME Trust Series 2021-VR, Class A

3.09% (1),(10)	01/10/43	20,000,000	17,621,032

BGME Trust Series 2021-VR, Class B

3.09% (1),(10)	01/10/43	32,137,000	27,215,829

Blackstone Industrial Portfolio

2.23% (7)	04/09/27	61,751,028	61,201,443

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (1)	03/09/44	130,165,000	120,355,922

BX Commercial Mortgage Trust Series 2022-CSMO, Class B

7.29% (1 mo. USD Term SOFR + 3.141%)(1),(2)	06/15/27	90,170,000	91,278,207

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2019-OC11, Class A

3.20% (1)	12/09/41		$42,270,000	$39,982,521

BXHPP Trust Series 2021-FILM, Class A

4.91% (1 mo. USD Term SOFR + 0.764%)(1),(2)	08/15/36		17,800,000	17,280,932

BXHPP Trust Series 2021-FILM, Class C

5.36% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36		15,057,000	13,787,855

BXHPP Trust Series 2021-FILM, Class D

5.76% (1 mo. USD Term SOFR + 1.614%)(1),(2)	08/15/36		11,500,000	10,370,278

CALI Mortgage Trust Series 2019-101C, Class XA (I/O)

0.44% (1),(10)	03/10/39		272,551,000	2,639,057

Century Plaza Towers Series 2019-CPT, Class A

2.87% (1)	11/13/39		27,645,000	25,474,373

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41		5,000,000	4,542,522

COLT Mortgage Loan Trust

7.05% (10)	03/10/27		98,801,413	98,821,174

DC Office Trust Series 2019-MTC, Class A

2.97% (1)	09/15/45		31,135,000	28,409,290

FirstKey Homes Trust Series 2021-SFR1, Class F1

3.24% (1)	08/17/38		12,416,000	12,190,674

FirstKey Homes Trust Series 2021-SFR2, Class F1

2.91% (1)	09/17/38		12,677,000	12,293,656

Frost CMBS DAC Series 2021-1X, Class EUA

3.18% (3 mo. EUR EURIBOR + 1.150%) (2),(6)	11/20/33	EUR	2,904,827	3,412,656

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (1)	07/10/39		84,915,000	80,797,905

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (1),(10)	12/10/41		81,025,000	75,952,932

LoanCore Issuer Ltd. Series 2021-CRE5, Class A

5.56% (1 mo. USD Term SOFR + 1.414%) (1),(2)	07/15/36		2,488,645	2,488,670

MF1 Ltd. Series 2022-FL8, Class A

5.48% (1 mo. USD Term SOFR + 1.350%) (1),(2)	02/19/37		17,969,218	17,974,567

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MKT Mortgage Trust Series 2020-525M, Class A

2.69% (1)	02/12/40	$8,500,000	$7,557,604

NRTH Mortgage Trust Series 2024-PARK, Class A

5.79% (1 mo. USD Term SOFR + 1.641%) (1),(2)	03/15/39	21,267,000	21,248,912

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54	147,667,000	136,130,486

Progress Residential Trust Series 2021-SFR3, Class E1

2.54% (1)	05/17/26	3,055,000	3,025,769

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	3,190,000	3,171,484

Progress Residential Trust Series 2021-SFR6, Class E2

2.53% (1)	07/17/38	3,973,000	3,890,130

Progress Residential Trust Series 2021-SFR6, Class F

3.42% (1)	07/17/38	10,437,000	10,272,729

Progress Residential Trust Series 2021-SFR6, Class G

4.00% (1)	07/17/38	8,896,000	8,780,816

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	23,777,000	22,434,812

Progress Residential Trust Series 2021-SFR8, Class E1

2.38% (1)	10/17/38	17,400,000	17,008,559

Progress Residential Trust Series 2021-SFR8, Class E2

2.53% (1)	10/17/38	13,425,000	13,111,757

Progress Residential Trust Series 2021-SFR8, Class F

3.18% (1)	10/17/38	61,665,000	60,390,909

Progress Residential Trust Series 2021-SFR8, Class G

4.01% (1)	10/17/38	19,482,000	19,117,572

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (1),(10)	01/05/43	56,465,000	49,173,618

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(10)	01/05/43	8,710,000	7,627,133

SHOW Trust Series 2022-BIZ, Class A

7.20% (1 mo. USD Term SOFR + 2.984%)(1),(2),(4),(11)	01/15/27	68,000,000	61,385,378

SREIT Trust Series 2021-PALM, Class G

7.88% (1 mo. USD Term SOFR + 3.731%)(1),(2)	10/15/34	40,000,000	39,980,404

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (continued)

Taurus U.K. DAC Series 2021-UK1X, Class C

5.64% (1 day GBP SONIA + 1.650%)(2),(6)	05/17/31	GBP	975,833	$1,317,404

Taurus U.K. DAC Series 2021-UK1X, Class D

6.59% (1 day GBP SONIA + 2.600%)(2),(6)	05/17/31	GBP	5,618,732	7,603,053

Taurus U.K. DAC Series 2021-UK1X, Class E

7.64% (1 day GBP SONIA + 3.650%)(2),(6)	05/17/31	GBP	5,761,682	7,792,710

Taurus U.K. DAC Series 2021-UK4X, Class D

6.09% (1 day GBP SONIA + 2.100%)(2),(6)	08/17/31	GBP	2,795,554	3,768,924

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $1,452,862,064)				1,403,404,472

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.7%

Government National Mortgage Association Series 2020-193 (I/O)

0.78% (10)	09/16/62		535,538,821	28,697,973

Government National Mortgage Association Series 2021-10 (I/O)

0.99% (10)	05/16/63		58,406,305	4,337,001

Government National Mortgage Association Series 2021-150 (I/O)

1.04% (10)	11/16/63		31,255,999	2,374,237

Government National Mortgage Association Series 2021-17 (I/O)

1.05% (10)	01/16/61		126,537,456	10,096,778

Government National Mortgage Association Series 2021-2, Class AH

1.50%	06/16/63		95,139,122	70,853,729

Government National Mortgage Association Series 2021-21, Class AH

1.40%	06/16/63		65,361,357	50,737,021

Government National Mortgage Association Series 2021-31 (I/O)

0.94% (10)	01/16/61		108,619,638	7,561,556

Government National Mortgage Association Series 2021-31, Class B

1.25%	01/16/61		71,028,191	51,806,130

Government National Mortgage Association Series 2022-32 (I/O)

0.53% (10)	02/01/62		262,721,762	9,851,803

Total Commercial Mortgage-backed Securities — Agency

(Cost: $257,259,672)				236,316,228

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.1%

Aames Mortgage Trust Series 2002-1, Class A3

7.40%	06/25/32	$13,741	$13,581

ABFC Trust Series 2006-OPT3, Class A3B

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	11/25/36	37,358,331	15,214,225

ABFC Trust Series 2007-WMC1, Class A2A

5.02% (1 mo. USD Term SOFR + 0.864%) (2)	06/25/37	18,342,809	15,490,832

ABFC Trust Series 2007-WMC1, Class A2B

5.27% (1 mo. USD Term SOFR + 1.114%) (2)	06/25/37	13,400,064	11,316,394

ACE Securities Corp. Home Equity Loan Trust Series 2004-IN1, Class A1

4.91% (1 mo. USD Term SOFR + 0.754%) (2)	05/25/34	102,997	97,111

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	06/25/36	2,113,605	1,559,870

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP2, Class A1

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	06/25/37	22,423,723	16,307,513

Adjustable Rate Mortgage Trust Series 2005-10, Class 6A1

4.81% (1 mo. USD Term SOFR + 0.654%) (2)	01/25/36	114,311	108,116

Adjustable Rate Mortgage Trust Series 2007-3, Class 2A1

6.10% (1),(10)	11/25/37	24,298,090	15,756,451

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (1)	07/25/59	62,908	61,442

American Home Mortgage Assets Trust Series 2006-3, Class 2A1

5.30% (1 yr. MTA + 1.150%) (2)	10/25/46	28,561,660	18,646,077

American Home Mortgage Assets Trust Series 2007-1, Class A1

4.85% (1 yr. MTA + 0.700%) (2)	02/25/47	43,372,751	14,990,339

American Home Mortgage Assets Trust Series 2007-2, Class A1

4.40% (1 mo. USD Term SOFR + 0.239%) (2)	03/25/47	19,583,303	17,631,529

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

American Home Mortgage Investment Trust Series 2004-3, Class 2A

4.80% (6 mo. USD Term SOFR + 1.928%) (2)	10/25/34	$1,299,660	$1,289,446

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1

5.01% (1 mo. USD Term SOFR + 0.849%) (2)	10/25/35	18,005	17,883

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1

4.93% (1 mo. USD Term SOFR + 0.774%) (2)	11/25/35	6,493,145	6,352,876

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6, Class A5

4.73% (1 mo. USD Term SOFR + 0.574%) (2)	11/25/36	8,211,902	8,049,938

Banc of America Funding Trust Series 2003-2, Class 1A1

6.50%	06/25/32	9,411	9,584

Banc of America Funding Trust Series 2006-D, Class 3A1

4.91% (10)	05/20/36	1,994,684	1,783,111

Banc of America Funding Trust Series 2006-E, Class 2A1

5.55% (10)	06/20/36	19,763	17,842

Banc of America Funding Trust Series 2006-H, Class 3A1

4.07% (10)	09/20/46	381,061	313,501

Banc of America Mortgage Trust Series 2004-F, Class 1A1

5.84% (10)	07/25/34	11,337	10,961

Banc of America Mortgage Trust Series 2005-C, Class 2A2

5.89% (10)	04/25/35	61,457	60,923

Banc of America Mortgage Trust Series 2007-1, Class 1A2

6.00%	03/25/37	306,249	263,702

Banc of America Mortgage Trust Series 2007-3, Class 1A1

6.00%	09/25/37	112,606	93,093

BCAP LLC Trust Series 2007-AA2, Class 2A5

6.00%	04/25/37	201,933	88,424

BCAP LLC Trust Series 2007-AA5, Class A1

5.57% (1 mo. USD Term SOFR + 1.414%) (2)	09/25/47	10,535,711	9,390,157

Bear Stearns ALT-A Trust Series 2005-4, Class 22A

4.93% (10)	05/25/35	4,810	4,724

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.15% (10)	07/25/36	$1,186,238	$492,152

Bear Stearns ARM Trust Series 2004-10, Class 14A

4.98% (10)	01/25/35	1,473,931	1,439,461

Bear Stearns ARM Trust Series 2006-4, Class 2A1

4.25% (10)	10/25/36	138,713	122,458

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC5, Class 2A3

4.52% (1 mo. USD Term SOFR + 0.364%) (2)	08/25/49	835,138	485,349

Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC)

6.00%	03/25/36	55,663	55,552

Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	11/25/36	1,588,574	1,578,502

Bear Stearns Asset-Backed Securities I Trust Series 2007-AC1, Class A3

6.55%	02/25/37	24,212,948	22,900,056

Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A1

5.50%	01/25/34	354,865	296,179

Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A2

5.75%	01/25/34	319,934	266,969

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

4.63% (1 mo. USD Term SOFR + 0.474%) (2)	10/25/36	789,073	692,873

Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A1

4.43% (1 mo. USD Term SOFR + 0.274%) (2)	12/25/46	11,221,005	10,148,774

Bear Stearns Mortgage Funding Trust Series 2007-AR5, Class 1A1

4.61% (1 mo. USD Term SOFR + 0.454%) (2)	06/25/47	1,752,370	1,567,072

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.50%	02/25/37	20,513,571	11,999,514

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2D

3.50%	02/25/37	15,018,988	8,785,431

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2E

3.50%	02/25/37	2,731,180	1,597,617

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

C-BASS Trust Series 2006-CB7, Class A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	10/25/36	$29,265,879	$21,236,583

C-BASS Trust Series 2006-CB9, Class A3

4.57% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/36	21,110,161	9,613,660

C-BASS Trust Series 2007-CB1, Class AF4

3.11%	01/25/37	5,712,647	1,593,245

C-BASS Trust Series 2007-CB1, Class AF5

3.11%	01/25/37	10,735,423	2,993,150

C-BASS Trust Series 2007-CB5, Class A2

2.96% (1 mo. USD Term SOFR + 0.454%) (2)	04/25/37	17,762,164	10,596,227

Carrington Mortgage Loan Trust Series 2006-NC3, Class A4

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	08/25/36	46,429,000	39,180,635

Carrington Mortgage Loan Trust Series 2007-RFC1, Class A4

4.49% (1 mo. USD Term SOFR + 0.334%) (2)	10/25/36	22,415,000	20,379,445

Chase Funding Trust Series 2003-5, Class 2A2

4.87% (1 mo. USD Term SOFR + 0.714%) (2)	07/25/33	1,941	1,959

Chase Funding Trust Series 2004-2, Class 2A2

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	02/26/35	2,397	2,371

Chase Mortgage Finance Trust Series 2006-A1, Class 1A2

4.16% (10)	09/25/36	269,235	241,955

Chase Mortgage Finance Trust Series 2006-S3, Class 2A1

5.50%	11/25/49	1,301,032	108,235

Chase Mortgage Finance Trust Series 2007-A2, Class 2A3

6.15% (10)	06/25/35	488,161	486,960

ChaseFlex Trust Series 2006-2, Class A2B

4.04% (1 mo. USD Term SOFR + 0.314%) (2)	09/25/36	3,331,119	2,807,865

CHL Mortgage Pass-Through Trust Series 2001-HYB1, Class 1A1

5.75% (10)	06/19/31	3,839	3,812

CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1

5.58% (10)	08/25/34	492,056	467,611

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1

4.93% (1 mo. USD Term SOFR + 0.774%) (2)	02/25/35	$52,023	$49,369

CHL Mortgage Pass-Through Trust Series 2004-7, Class 2A1

5.40% (10)	06/25/34	35,589	32,966

CHL Mortgage Pass-Through Trust Series 2004-HYB3, Class 1A

6.68% (10)	06/20/34	3,777	3,725

CHL Mortgage Pass-Through Trust Series 2004-HYB4, Class 2A1

5.22% (10)	09/20/34	305,067	295,966

CHL Mortgage Pass-Through Trust Series 2005-11, Class 1A2

4.49% (10)	04/25/35	187,915	165,099

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

5.04% (10)	09/25/47	452,520	354,111

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.74% (10)	03/25/37	769,804	645,603

CIM Trust Series 2019-R1, Class A

3.25% (1),(10)	10/25/58	32,155,167	30,043,911

CIM Trust Series 2019-R3, Class A

2.63% (1),(10)	06/25/58	60,020,003	56,689,540

CIM Trust Series 2019-R4, Class A1

3.00% (1),(10)	10/25/59	66,775,873	62,765,094

CIM Trust Series 2020-R1, Class A1

2.85% (1),(10)	10/27/59	101,673,261	93,812,095

CIM Trust Series 2020-R3, Class A1A

4.00% (1),(10)	01/26/60	73,380,028	71,098,070

CIM Trust Series 2020-R6, Class A1

2.25% (1),(10)	12/25/60	60,554,272	55,031,061

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(10)	12/25/60	36,367,086	33,574,912

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(10)	12/27/61	147,628,466	137,073,356

CIM Trust Series 2021-R1, Class A2

2.40% (1),(10)	08/25/56	50,704,679	46,277,374

CIM Trust Series 2021-R2, Class A2

2.50% (1),(10)	01/25/57	43,688,150	41,771,026

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(10)	06/25/57	138,237,606	128,773,086

CIM Trust Series 2021-R4, Class A1A

2.00% (1),(10)	05/01/61	130,746,408	122,923,782

CIM Trust Series 2021-R5, Class A1

2.00% (1),(10)	08/25/61	32,134,706	28,404,977

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CIM Trust Series 2021-R5, Class A1A

2.00% (1),(10)	08/25/61	$126,601,499	$112,729,141

CIM Trust Series 2022-I1, Class A1

4.35% (1),(10)	02/25/67	26,751,816	26,916,554

CIM Trust Series 2023-R1, Class A1A

5.40% (1),(10)	04/25/62	228,314,979	227,794,672

CIM Trust Series 2023-R3, Class A1

4.50% (1),(10)	01/25/63	32,268,527	30,891,458

CIM Trust Series 2023-R3, Class A1A

4.50% (1),(10)	01/25/63	180,744,541	175,130,146

Citicorp Mortgage Securities, Inc. Series 2005-1, Class 1A1

5.00%	02/25/35	60,669	59,747

Citicorp Residential Mortgage Trust Series 2007-1, Class A5

6.55%	03/25/37	17,203	17,134

Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1

4.53% (1 mo. USD Term SOFR + 0.374%) (2)	11/25/35	84,034	72,994

Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A1

5.78% (10)	03/25/36	5,480,835	4,099,043

Citigroup Mortgage Loan Trust Series 2014-5, Class 2A2

4.91% (1 mo. USD LIBOR + 1.750%) (1),(2)	02/20/36	4,481,972	4,190,177

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 3A2

4.96% (10)	10/25/35	262,814	232,695

Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A1

7.25%	05/25/36	25,772,660	12,780,928

Citigroup Mortgage Loan Trust, Inc. Series 2007-6, Class 1A4

4.77% (10)	03/25/37	99,870	97,161

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A1

5.24% (10)	04/25/37	39,259	35,469

Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6

5.50%	02/25/35	17,982,982	17,914,055

Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1

6.50%	11/25/31	1,205	1,236

Countrywide Alternative Loan Trust Series 2005-76, Class 2A1

5.15% (1 yr. MTA + 1.000%) (2)	02/25/36	25,189,710	23,129,499

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

5.10% (10)	02/25/36	$21,336	$18,474

Countrywide Alternative Loan Trust Series 2006-HY13, Class 4A1

4.75% (10)	02/25/37	563,433	499,335

Countrywide Alternative Loan Trust Series 2006-OC5, Class 2A2A

4.61% (1 mo. USD Term SOFR + 0.454%) (2),(7)	06/25/46	2,335	—

Countrywide Alternative Loan Trust Series 2007-J1, Class 2A1

4.47% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/37	517,031	138,615

Countrywide Asset-Backed Certificates Trust Series 2005-13, Class AF4

5.81% (10)	04/25/36	80,635	75,556

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A2

5.07% (1 mo. USD Term SOFR + 0.914%) (2)	10/25/47	5,570,282	5,245,903

Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2A4

5.27% (10)	08/25/33	3,398	3,320

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-6, Class 8A1

4.50%	07/25/49	2,565	2,335

Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF

3.95%	01/25/33	2,458	2,388

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	10/25/36	7,150,909	6,585,189

CSAB Mortgage-Backed Trust Series 2006-4, Class A6B

6.28%	12/25/36	5,268,016	223,988

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-1, Class 2A1

6.50%	02/25/34	2,158	2,164

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 6A1

6.06% (10)	06/25/34	28,872	28,545

CSMC Trust Series 2021-NQM6, Class A1

1.17% (1),(10)	07/25/66	5,265,275	4,525,677

CSMC Trust Series 2021-RP11, Class PT

3.73% (1),(10)	10/25/61	194,765,967	162,553,584

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CSMC Trust Series 2021-RP11, Class SA (I/O)

0.00% (1),(5),(10)	10/25/61	$143,525	$139,301

CSMC Trust Series 2022-RPL1, Class PT

4.59% (1),(10)	04/25/61	194,834,063	170,752,884

CSMC Trust Series 2022-RPL1, Class SA (I/O)

0.00% (1),(5),(10)	04/25/61	303,643	298,410

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	8,181,541	6,429,479

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	8,112,565	6,861,324

Deephaven Residential Mortgage Trust Series 2021-4, Class A1

1.93% (1),(10)	11/25/66	18,726,955	16,666,716

Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A1

4.53% (1 mo. USD Term SOFR + 0.374%) (2)	12/25/36	1,300,851	446,695

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 1A7

5.50%	12/25/35	192,567	156,265

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 2A1

3.93% (10)	02/25/36	477,196	312,721

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR3, Class A1

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	08/25/36	1,581,582	1,446,555

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR4, Class A2

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	12/25/36	23,876,923	7,553,773

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	02/25/37	274,382	239,088

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-3, Class 1A1

6.09% (1 mo. USD Term SOFR + 1.814%) (2)	10/25/47	16,168,241	12,658,970

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A4

4.97% (1 mo. USD Term SOFR + 0.814%) (2)	06/25/37	13,186,592	11,402,125

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-OA3, Class A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	07/25/47	23,422,293	21,974,505

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1

4.97% (1 mo. USD Term SOFR + 0.834%) (2)	01/19/45	$898,179	$682,803

DSLA Mortgage Loan Trust Series 2005-AR3, Class 2A1

4.73% (1 mo. USD Term SOFR + 0.594%) (2)	07/19/45	53,454	52,165

DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A

4.45% (1 mo. USD Term SOFR + 0.314%) (2)	10/19/36	11,767,116	7,905,333

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

4.39% (1 mo. USD Term SOFR + 0.254%) (2)	03/19/37	4,581,789	3,816,440

Equity One Mortgage Pass-Through Trust Series 2002-4, Class M1

5.22% (10)	02/25/33	1,944	1,909

Equity One Mortgage Pass-Through Trust Series 2002-5, Class M1

5.80%	11/25/32	18,395	19,272

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1

7.87% (30 day USD SOFR Average + 3.514%) (1),(2)	10/25/39	9,820,161	10,000,111

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1

7.46% (30 day USD SOFR Average + 3.100%) (1),(2)	10/25/41	5,660,000	5,769,760

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36	8,423,281	5,559,374

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2D

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	10/25/36	531,152	350,326

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B

4.49% (1 mo. USD Term SOFR + 0.334%) (2)	12/25/37	4,073,893	3,754,682

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	12/25/37	$11,203,572	$10,323,089

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	12/25/37	8,119,984	7,479,848

First Franklin Mortgage Loan Trust Series 2006-FF5, Class 1A

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	04/25/36	771,867	770,344

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/38	46,094,014	25,335,617

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/37	42,049,337	21,996,311

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B

4.47% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/37	18,752,116	8,942,324

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/37	10,750,288	5,139,402

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D

4.71% (1 mo. USD Term SOFR + 0.554%) (2)	03/25/37	31,800,588	15,210,107

First Horizon Alternative Mortgage Securities Trust Series 2004-AA2, Class 1A1

5.44% (10)	08/25/34	1,896,653	1,855,891

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

5.10% (10)	09/25/34	4,312	4,402

First Horizon Alternative Mortgage Securities Trust Series 2004-AA4, Class A1

5.21% (10)	10/25/34	283,531	279,567

First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1

5.19% (10)	12/25/35	5,279,433	4,333,646

First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1

4.93% (10)	02/25/36	5,303,476	3,210,490

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Alternative Mortgage Securities Trust Series 2005-AA4, Class 2A1

5.18% (10)	06/25/35	$5,164,451	$4,807,152

First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1

5.15% (10)	09/25/35	3,822,036	3,393,335

First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1

5.07% (10)	10/25/35	6,319,490	3,506,820

First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1

5.30% (10)	11/25/35	5,457,069	4,737,693

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1

4.47% (10)	12/25/34	54,198	53,333

First Horizon Mortgage Pass-Through Trust Series 2006-AR4, Class 1A2

4.89% (10)	01/25/37	37,017	17,735

First Horizon Mortgage Pass-Through Trust Series 2007-AR3, Class 1A1

4.63% (10)	11/25/37	65,066	25,255

GMACM Home Equity Loan Trust Series 2000-HE2, Class A1

2.45% (1 mo. USD Term SOFR + 0.554%) (2)	06/25/30	6,771	6,082

GMACM Mortgage Loan Trust Series 2005-AR6, Class 3A1

3.76% (10)	11/19/35	107,021	93,861

GMACM Mortgage Loan Trust Series 2006-AR2, Class 1A1

0.00% (5),(10)	05/19/36	1,454,196	880,225

GreenPoint Mortgage Funding Trust Series 2005-AR4, Class G41

4.47% (1 mo. USD Term SOFR + 0.314%) (2)	10/25/45	5,904,279	5,572,109

GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1

4.63% (1 mo. USD Term SOFR + 0.474%) (2)	01/25/37	7,659,258	7,075,516

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (1)	10/25/57	11,732,327	11,521,069

GS Mortgage-Backed Securities Trust Series 2023-PJ1, Class A3

3.00% (1),(10)	02/25/53	83,670,216	72,245,918

GSAA Home Equity Trust Series 2005-11, Class 2A2

4.91% (1 mo. USD Term SOFR + 0.754%) (2)	10/25/35	20,436	22,427

GSAMP Trust Series 2005-AHL2, Class A2D

4.97% (1 mo. USD Term SOFR + 0.814%) (2)	12/25/35	13,623,323	13,207,428

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSAMP Trust Series 2007-HE2, Class A1

4.51% (1 mo. USD Term SOFR + 0.349%) (2)	03/25/47	$58,559,383	$44,862,677

GSMSC Resecuritization Trust Series 2015-3R, Class 1B

4.55% (1 mo. USD Term SOFR + 0.394%) (1),(2)	01/26/37	10,112,054	9,179,946

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

4.92% (10)	08/25/34	834	797

GSR Mortgage Loan Trust Series 2004-9, Class 5A7

4.93% (10)	08/25/34	3,216	3,207

GSR Mortgage Loan Trust Series 2005-AR5, Class 2A3

4.72% (10)	10/25/35	1,662,291	830,754

GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5

5.38% (10)	09/25/35	25,645	23,415

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

5.16% (10)	05/25/37	1,158,652	599,355

HarborView Mortgage Loan Trust Series 2004-1, Class 2A

5.93% (10)	04/19/34	2,658	2,473

HarborView Mortgage Loan Trust Series 2004-11, Class 3A2

4.93% (1 mo. USD Term SOFR + 0.794%) (2)	01/19/35	131,471	132,445

HarborView Mortgage Loan Trust Series 2004-3, Class 1A

5.77% (10)	05/19/34	22,761	21,787

HarborView Mortgage Loan Trust Series 2005-3, Class 2A1

4.73% (1 mo. USD Term SOFR + 0.594%) (2)	06/19/35	99,239	97,212

HarborView Mortgage Loan Trust Series 2006-1, Class 2A1

4.73% (1 mo. USD Term SOFR + 0.594%) (2)	03/19/36	8,357,358	7,741,438

HarborView Mortgage Loan Trust Series 2006-10, Class 1A1

4.87% (1 mo. USD Term SOFR + 0.514%) (2)	11/19/36	44,238,378	35,267,972

HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A

4.61% (1 mo. USD Term SOFR + 0.474%) (2)	05/19/46	28,249,064	13,905,718

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

HarborView Mortgage Loan Trust Series 2006-5, Class 1A1

5.06% (1 yr. MTA + 0.910%) (2)	07/19/47	$32,967,531	$10,311,123

HarborView Mortgage Loan Trust Series 2006-7, Class 1A

4.67% (1 mo. USD Term SOFR + 0.534%) (2)	09/19/46	45,021,936	38,489,573

HarborView Mortgage Loan Trust Series 2007-7, Class 1A1

6.27% (1 mo. USD Term SOFR + 2.114%) (2)	10/25/37	13,524,255	10,951,586

HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A

6.27% (1 mo. USD Term SOFR + 2.114%) (2)	10/25/37	9,736,701	9,132,889

HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	10/25/36	48,868,738	13,130,038

Impac CMB Trust Series 2004-8, Class 2A1

4.97% (1 mo. USD Term SOFR + 0.814%) (2)	10/25/34	5,886	5,883

Impac CMB Trust Series 2005-1, Class 1A1

4.79% (1 mo. USD Term SOFR + 0.634%) (2)	04/25/35	1,062,254	1,029,923

Impac Secured Assets Trust Series 2006-3, Class A1

4.61% (1 mo. USD Term SOFR + 0.454%) (2)	11/25/36	2,998,336	2,745,576

Impac Secured Assets Trust Series 2006-5, Class 1A1

4.81% (1 mo. USD Term SOFR + 0.654%) (2)	02/25/37	5,362,055	4,948,362

Impac Secured Assets Trust Series 2007-2, Class 1A1

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	05/25/37	24,706,526	21,074,793

IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A2

4.11% (10)	03/25/37	274,276	216,378

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.43% (10)	11/25/37	1,145,116	944,956

IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 1A

4.39% (10)	08/25/34	427,250	408,403

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2

5.13% (1 mo. USD Term SOFR + 0.974%) (2)	09/25/34	$29,599	$25,845

IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1

3.66% (10)	10/25/35	15,683,118	12,607,416

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/35	302,394	248,900

IndyMac INDX Mortgage Loan Trust Series 2006-AR19, Class 1A2

3.82% (10)	08/25/36	9,450,989	5,924,470

IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 2A2

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	10/25/36	9,713,295	8,833,661

IndyMac INDX Mortgage Loan Trust Series 2006-AR35, Class 2A3

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	01/25/37	22,513,291	20,306,527

IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 1A1

3.57% (10)	05/25/36	2,070,077	1,637,392

IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 2A1

3.86% (10)	05/25/36	15,993,533	10,672,022

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.32% (10)	06/25/37	1,999,897	1,805,125

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3

6.61%	02/25/28	13,566	13,611

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

4.50% (10)	05/25/36	3,564,869	1,985,001

JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A3A

6.33%	07/25/36	26,446,124	7,001,688

JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A6

6.50%	07/25/36	3,687,848	975,870

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1

4.10% (1 mo. USD Term SOFR + 0.214%) (2)	03/25/47	90,903	61,658

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF2

4.23%	03/25/47	$5,946,721	$3,918,234

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3

4.23%	05/25/35	5,004,892	3,297,119

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF4

4.23%	03/25/47	2,274,951	1,498,146

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AV4

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/47	222,869	211,541

JPMorgan Mortgage Trust Series 2003-A2, Class 2A3

5.86% (10)	11/25/33	34,150	32,590

JPMorgan Mortgage Trust Series 2004-A4, Class 1A3

6.68% (10)	09/25/34	70,220	68,332

JPMorgan Mortgage Trust Series 2005-A5, Class TA1

6.00% (10)	08/25/35	27,067	26,006

JPMorgan Mortgage Trust Series 2005-S2, Class 4A3

5.50%	09/25/49	1,497,157	760,781

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

6.71% (10)	11/25/33	661	654

JPMorgan Mortgage Trust Series 2006-A3, Class 2A1

5.19% (10)	05/25/36	380,060	320,742

JPMorgan Mortgage Trust Series 2006-A3, Class 3A3

4.53% (10)	05/25/36	245,928	200,918

JPMorgan Mortgage Trust Series 2006-A4, Class 1A1

5.06% (10)	06/25/36	204,076	137,092

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

5.06% (10)	06/25/36	657,876	441,942

JPMorgan Mortgage Trust Series 2006-A5, Class 2A4

5.59% (10)	08/25/36	181,030	143,183

JPMorgan Mortgage Trust Series 2007-A1, Class 5A2

6.26% (10)	07/25/35	295,914	295,144

JPMorgan Mortgage Trust Series 2007-A3, Class 2A3

5.23% (10)	05/25/37	955,131	807,364

JPMorgan Mortgage Trust Series 2007-A3, Class 3A2

5.02% (10)	05/25/37	161,497	140,123

JPMorgan Mortgage Trust Series 2007-A4, Class 2A3

4.84% (10)	06/25/37	194,501	152,073

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2

4.47% (1 mo. USD Term SOFR + 0.314%) (1),(2)	06/25/37	$158,266	$105,570

Lehman XS Trust Series 2005-5N, Class 3A1

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	11/25/35	254,789	254,521

Lehman XS Trust Series 2005-7N, Class 1A1

4.81% (1 mo. USD Term SOFR + 0.654%) (2)	12/25/35	200,037	187,687

Lehman XS Trust Series 2006-12N, Class A31A

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/46	5,409,531	5,665,599

Lehman XS Trust Series 2006-14N, Class 3A2

4.51% (1 mo. USD Term SOFR + 0.354%) (2)	08/25/36	17,491	19,778

Lehman XS Trust Series 2006-5, Class 1A1

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	04/25/36	15,933,347	13,915,007

Lehman XS Trust Series 2006-8, Class 1A1

4.59% (1 mo. USD Term SOFR + 0.274%) (2)	06/25/36	20,580,944	18,756,448

Lehman XS Trust Series 2007-4N, Class 1A3

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	03/25/47	11,669,273	10,097,116

Long Beach Mortgage Loan Trust Series 2004-4, Class M1

5.17% (1 mo. USD Term SOFR + 1.014%) (2)	10/25/34	39,490	38,390

Luminent Mortgage Trust Series 2006-5, Class A1A

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	07/25/36	24,337,424	14,797,857

Luminent Mortgage Trust Series 2006-6, Class A1

4.67% (1 mo. USD Term SOFR + 0.514%) (2)	10/25/46	7,683,818	7,055,568

MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2

4.40% (10)	01/25/34	9,648	9,453

MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1

6.45% (10)	11/25/33	218,714	217,803

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1

5.58% (10)	11/21/34	1,097,440	1,055,050

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Adjustable Rate Mortgages Trust Series 2004-8, Class 2A1

5.20% (10)	09/25/34	$930,433	$896,761

MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 5A1

4.43% (10)	05/25/36	4,287,258	1,341,715

MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A

4.66% (1 mo. USD Term SOFR + 0.504%) (2)	01/25/47	76,046,023	30,374,576

MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A3

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	11/25/36	11,545,999	3,401,315

MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A4

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	11/25/36	3,207,222	944,255

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	05/25/37	8,093,793	7,869,769

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.72% (10)	10/25/32	5,753	5,664

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A1

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	04/25/37	115,209,260	49,930,933

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B

4.61% (1 mo. USD Term SOFR + 0.454%) (2)	04/25/37	23,617,359	8,898,265

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	04/25/37	49,474,634	18,749,263

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

4.75% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	13,349,035	9,761,916

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2D

4.91% (1 mo. USD Term SOFR + 0.754%) (2)	05/25/37	6,592,333	4,851,544

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C

4.63% (1 mo. USD Term SOFR + 0.474%) (2)	06/25/37	$3,688,410	$3,693,330

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	5,497,007	5,517,885

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A2

4.51% (1 mo. USD Term SOFR + 0.354%) (2)	07/25/37	8,721,612	8,701,068

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	07/25/37	6,393,158	6,404,061

Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A

7.10% (10)	10/25/33	106,715	105,162

Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1

5.12% (10)	08/25/34	371,758	353,563

Merrill Lynch Mortgage Investors Trust Series 2005-A10, Class A

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	02/25/36	2,677	2,634

Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2B

3.86%	03/25/37	26,145,951	5,140,150

Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2D

3.86%	03/25/37	20,463,536	4,018,294

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

6.25% (1 yr. CMT + 2.400%) (2)	08/25/36	1,243,467	1,069,860

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	1,603,091	1,602,920

Mid-State Capital Corp. Trust Series 2006-1, Class A

5.79% (1)	10/15/40	3,625,500	3,646,723

Mid-State Trust XI Series 11, Class A1

4.86%	07/15/38	34,629	34,594

Morgan Stanley Mortgage Loan Trust Series 2004-11AR, Class 1A1

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/35	38,081	36,261

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4

5.11% (10)	09/25/34	$169,698	$166,369

Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class A

4.53% (1 mo. USD Term SOFR + 0.374%) (2)	04/25/35	453,677	453,328

Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2

5.96% (10)	06/25/36	613,809	156,077

MortgageIT Trust Series 2005-1, Class 1A1

4.91% (1 mo. USD Term SOFR + 0.754%) (2)	02/25/35	848,181	862,872

MortgageIT Trust Series 2005-4, Class A1

4.83% (1 mo. USD Term SOFR + 0.674%) (2)	10/25/35	891,758	892,151

MortgageIT Trust Series 2005-5, Class A1

4.79% (1 mo. USD Term SOFR + 0.634%) (2)	12/25/35	230,642	228,927

Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	3,063,544	3,005,644

NLT Trust Series 2021-INV3, Class PT

0.00% (1),(5),(10)	11/25/56	132,342,877	127,224,212

Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5

8.16% (10)	09/15/29	20,571,005	2,538,555

OBX Trust Series 2021-NQM4, Class A1

1.96% (1),(10)	10/25/61	4,108,501	3,530,629

Ownit Mortgage Loan Trust Series 2006-4, Class A1

4.72% (1 mo. USD Term SOFR + 0.394%) (2)	05/25/37	1,377,306	1,365,965

Ownit Mortgage Loan Trust Series 2006-4, Class A2D

4.92% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	13,661,487	11,367,936

Popular ABS Mortgage Pass-Through Trust Series 2005-6, Class A5

3.30%	01/25/36	14,991,354	14,327,923

Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3

4.58% (1 mo. USD Term SOFR + 0.424%) (2)	06/25/47	15,892,806	14,882,949

Popular ABS, Inc. Series 1998-1, Class A2

7.48%	11/25/29	43,668	42,469

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RALI Trust Series 2005-QO5, Class A1

5.15% (1 yr. MTA + 1.000%) (2)	01/25/46	$3,025,690	$2,361,839

RALI Trust Series 2006-QA1, Class A11

5.08% (10)	01/25/36	73,127	52,902

RALI Trust Series 2006-QA1, Class A21

5.16% (10)	01/25/36	7,178,439	4,810,810

RALI Trust Series 2006-QA7, Class 2A1

4.64% (1 mo. USD Term SOFR + 0.484%) (2)	08/25/36	11,285,098	10,290,145

RALI Trust Series 2006-QS10, Class AV (I/O)

0.57% (10)	08/25/36	10,072,425	188,049

RALI Trust Series 2006-QS12, Class 2A9

4.65% (1 mo. USD Term SOFR + 0.494%) (2)	09/25/36	103,535	75,720

RALI Trust Series 2006-QS2, Class 1AV (I/O)

0.48% (10)	02/25/36	37,714,648	615,714

RALI Trust Series 2006-QS7, Class AV (I/O)

0.75% (10)	06/25/36	16,111,231	403,412

RALI Trust Series 2006-QS8, Class AV (I/O)

0.79% (10)	08/25/36	41,041,209	1,170,438

RALI Trust Series 2007-QS1, Class 2A4

4.82% (1 mo. USD Term SOFR + 0.664%) (2)	01/25/37	7,978,432	5,481,773

RALI Trust Series 2007-QS10, Class AV (I/O)

0.49% (10)	09/25/37	32,236,047	625,521

RALI Trust Series 2007-QS4, Class 3AV (I/O)

0.39% (10)	03/25/37	18,389,354	226,412

RALI Trust Series 2007-QS5, Class AV (I/O)

0.28% (10)	03/25/37	22,060,159	253,932

RALI Trust Series 2007-QS6, Class AV (I/O)

0.34% (10)	04/25/37	49,367,525	616,897

RALI Trust Series 2007-QS7, Class 2AV (I/O)

0.37% (10)	06/25/37	18,489,508	175,695

RALI Trust Series 2007-QS8, Class AV (I/O)

0.45% (10)	06/25/37	43,522,433	754,266

Residential Asset Mortgage Products Trust Series 2004-SL3, Class A4

8.50%	12/25/31	8,295	3,768

Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1

4.77% (1 mo. USD Term SOFR + 0.444%) (2)	04/25/36	74,927	74,477

Residential Asset Securitization Trust Series 2004-IP2, Class 1A1

6.34% (10)	12/25/34	109,929	110,318

Residential Asset Securitization Trust Series 2004-IP2, Class 2A1

3.87% (10)	12/25/34	9,120	8,313

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Asset Securitization Trust Series 2004-IP2, Class 3A1

6.17% (10)	12/25/34	$176,508	$172,658

Residential Asset Securitization Trust Series 2006-A7CB, Class 1A3

6.25%	07/25/36	1,404,038	1,051,945

Residential Funding Mortgage Securities I Trust Series 2005-SA5, Class 1A

3.82% (10)	11/25/35	1,690,949	884,538

RFMSI Trust Series 2006-SA3, Class 3A1

5.58% (10)	09/25/36	40,734	35,137

RFMSI Trust Series 2006-SA4, Class 2A1

5.49% (10)	11/25/36	24,165	20,417

RFMSI Trust Series 2007-SA2, Class 2A2

5.70% (10)	04/25/37	671,917	586,703

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.51% (1 mo. USD Term SOFR + 0.354%) (2)	05/25/47	137,969	102,060

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.82%	01/25/36	4,995,745	4,302,982

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	06/25/36	167,665	114,283

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2A

4.49% (1 mo. USD Term SOFR + 0.334%) (2)	02/25/37	4,817,679	2,045,465

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2B

4.81% (1 mo. USD Term SOFR + 0.654%) (2)	02/25/37	23,849,016	10,120,197

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2

4.73% (1 mo. USD Term SOFR + 0.574%) (2)	02/25/37	31,166,658	13,967,540

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2A

4.53% (1 mo. USD Term SOFR + 0.374%) (2)	05/25/37	9,699,494	7,525,981

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2C

4.97% (1 mo. USD Term SOFR + 0.814%) (2)	05/25/37	7,315,275	5,675,359

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B

4.57% (1 mo. USD Term SOFR + 0.414%) (2)	12/25/36	$23,208,073	$11,442,230

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

4.55% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/37	11,618,212	10,053,297

Sequoia Mortgage Trust Series 2003-8, Class A1

4.89% (1 mo. USD Term SOFR + 0.754%) (2)	01/20/34	251	244

Sequoia Mortgage Trust Series 2004-4, Class A

5.08% (6 mo. USD Term SOFR + 0.948%) (2)	05/20/34	34,925	33,034

SG Mortgage Securities Trust Series 2007-NC1, Class A2

4.75% (1 mo. USD Term SOFR + 0.594%) (1),(2)	12/25/36	10,901,588	6,484,838

Soundview Home Loan Trust Series 2005-OPT1, Class M2

4.95% (1 mo. USD Term SOFR + 0.789%) (2)	06/25/35	616,527	613,962

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

6.57% (10)	06/25/37	962,531	447,889

Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 3A3

5.99% (10)	02/25/34	2,668	2,622

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.93% (10)	09/25/34	982,535	959,920

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A

5.36% (10)	10/25/34	14,247	13,638

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

5.54% (10)	10/25/34	1,712,291	1,687,440

Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A

5.97% (10)	10/25/34	901,724	874,729

Structured Adjustable Rate Mortgage Loan Trust Series 2004-17, Class A1

4.19% (10)	11/25/34	18,733	16,695

Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 1A2

4.83% (10)	01/25/35	186,634	180,071

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1

4.98% (10)	06/25/35	$184,246	$156,328

Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 7A3

4.43% (10)	09/25/35	8,593,076	4,622,290

Structured Adjustable Rate Mortgage Loan Trust Series 2006-12, Class 1A1

4.59% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	11,937,281	11,545,253

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1A

4.83% (1 mo. USD Term SOFR + 0.674%) (2)	02/25/36	191,391	160,940

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A3

6.75% (1 yr. MTA + 2.000%) (2)	02/25/36	6,173,918	5,296,956

Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A

4.69% (1 mo. USD Term SOFR + 0.534%) (2)	08/25/36	8,252,953	6,865,245

Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A1B

4.39% (1 mo. USD Term SOFR + 0.234%) (2)	10/25/36	6,969,858	6,245,484

Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1

5.65% (1 yr. MTA + 1.500%) (2)	08/25/47	69,308,918	59,184,479

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5

5.55% (10)	09/25/33	48,544	47,161

Structured Asset Securities Corp. Trust Series 2005-5, Class 2A4

5.50%	04/25/35	674,306	650,710

Thornburg Mortgage Securities Trust Series 2004-4, Class 2A

5.37% (10)	12/25/44	50,534	48,384

Wachovia Mortgage Loan Trust LLC Series 2006-ALT1, Class A3

1.62% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	8,785,481	3,013,432

Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3

1.67% (1 mo. USD Term SOFR + 0.594%) (2)	08/25/36	14,030,934	4,616,823

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A2

4.49% (1 mo. USD Term SOFR + 0.334%) (2)	01/25/37	$2,659,419	$1,212,164

WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A4

4.73% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	8,240,830	3,759,735

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1

6.38% (10)	06/25/33	682,776	674,305

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR3, Class A2

5.37% (10)	06/25/34	10,152	9,641

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR1, Class A1A

4.91% (1 mo. USD Term SOFR + 0.754%) (2)	01/25/45	242,849	242,152

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1

4.85% (1 mo. USD Term SOFR + 0.694%) (2)	10/25/45	1,507,846	1,492,849

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

5.05% (10)	12/25/35	937,457	877,163

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

4.79% (1 mo. USD Term SOFR + 0.634%) (2)	11/25/45	11,283,872	10,923,746

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR17, Class A1A

4.81% (1 mo. USD Term SOFR + 0.654%) (2)	12/25/45	5,049,424	4,654,869

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR19, Class A1A

4.85% (1 mo. USD Term SOFR + 0.694%) (2)	12/25/45	4,398,101	4,431,631

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A

4.89% (1 mo. USD Term SOFR + 0.734%) (2)	01/25/45	237,081	236,902

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2

4.93% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/45	20,162	20,142

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

5.03% (1 mo. USD Term SOFR + 0.874%) (2)	01/25/45	$841,872	$841,875

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR6, Class 2A1

4.73% (1 mo. USD Term SOFR + 0.574%) (2)	04/25/45	39,861	40,792

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR8, Class 1A1

4.81% (1 mo. USD Term SOFR + 0.654%) (2)	07/25/45	48,971	47,359

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR10, Class 1A4

4.50% (10)	09/25/36	5,379,364	4,720,683

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 3A1

4.21% (10)	12/25/36	299,087	268,463

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A

5.15% (1 yr. MTA + 1.000%) (2)	02/25/46	6,903,086	6,351,709

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1

4.19% (1 yr. MTA + 0.940%) (2)	05/25/46	2,384,594	2,253,203

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A

5.13% (1 yr. MTA + 0.980%) (2)	07/25/46	3,852,868	3,643,830

WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY7, Class 4A2

4.66% (10)	07/25/37	120,000	109,534

WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1, Class A1A

4.85% (1 yr. MTA + 0.700%) (2)	02/25/47	6,351,981	5,882,821

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-3, Class 2A3

4.82% (1 mo. USD Term SOFR + 0.664%) (2)	05/25/35	922,834	737,536

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1

4.77% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/35	2,021,565	1,759,709

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

6.72% (10)	11/25/30	17,840	17,960

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1

6.25%	11/25/37	$59,048	$53,313

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 1A1

6.55% (10)	03/25/36	955,893	965,499

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $4,183,460,973)			3,587,745,132

CORPORATE BONDS — 16.3%

Aerospace & Defense — 0.0%

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36	11,550,000	11,003,107

4.96% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26	1,785,000	1,788,606

Lockheed Martin Corp.

4.50%	05/15/36	2,578,000	2,525,512

			15,317,225

Agriculture — 0.0%

Altria Group, Inc.

3.70%	02/04/51	995,000	718,659

Imperial Brands Finance PLC (United Kingdom)

3.50% (1)	07/26/26	4,997,000	4,962,620

4.50% (1)	06/30/28	3,310,000	3,333,865

			9,015,144

Airlines — 0.4%

American Airlines Pass-Through Trust Series 2017-2, Class AA

3.35% (4)	04/15/31	12,388,723	11,934,676

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	63,195,081	60,687,501

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	7,513,933	7,087,592

United Airlines Pass-Through Trust Series 2018-1, Class AA

3.50%	09/01/31	22,722,062	21,847,717

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	21,339,846	22,035,312

			123,592,798

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Auto Manufacturers — 0.1%

Volkswagen Financial Services Australia Pty. Ltd. (Germany)

5.11% (6)	06/13/29	AUD	6,200,000	$4,121,910

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32		4,800,000	4,957,344

5.80% (1)	03/27/35		6,475,000	6,644,192

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(6),(12)	09/06/32	EUR	12,500,000	16,983,593

				32,707,039

Auto Parts & Equipment — 0.0%

Robert Bosch Finance LLC

3.25% (6)	05/28/31	EUR	100,000	117,716

Banks — 3.4%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (2)	03/11/27		77,013,000	76,121,960

1.73% (1 day USD SOFR + 0.960%) (2)	07/22/27		42,299,000	41,460,634

1.92% (1 day USD SOFR + 1.370%) (2)	10/24/31		18,688,000	16,601,298

2.09% (1 day USD SOFR + 1.060%) (2)	06/14/29		128,197,000	121,443,582

2.30% (1 day USD SOFR + 1.220%) (2)	07/21/32		2,000	1,774

2.50% (3 mo. USD Term SOFR + 1.252%) (2)	02/13/31		201,000	186,128

2.69% (1 day USD SOFR + 1.320%) (2)	04/22/32		10,464,000	9,535,006

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28		1,587,000	1,562,259

3.97% (3 mo. USD Term SOFR + 1.332%) (2)	03/05/29		336,000	334,491

5.08% (3 mo. USD Term SOFR + 0.912%) (2)	12/01/26		50,000,000	50,117,500

5.47% (1 day USD SOFR + 1.650%) (2)	01/23/35		525,000	548,746

Citibank NA

4.91%	05/29/30		9,015,000	9,262,912

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	$22,971,000	$22,535,240

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	13,213,000	11,737,636

2.57% (1 day USD SOFR + 2.107%) (2)	06/03/31	868,000	798,925

2.67% (1 day USD SOFR + 1.146%) (2)	01/29/31	3,838,000	3,570,453

3.06% (1 day USD SOFR + 1.351%) (2)	01/25/33	15,189,000	13,843,255

5.33% (1 day USD SOFR + 1.465%) (2)	03/27/36	21,580,000	22,081,735

Goldman Sachs Group, Inc.

1.43% (1 day USD SOFR + 0.798%) (2)	03/09/27	97,484,000	96,231,331

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	75,070,000	73,220,275

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	1,337,000	1,305,955

2.38% (1 day USD SOFR + 1.248%) (2)	07/21/32	4,000	3,570

5.02% (1 day USD SOFR + 1.420%) (2)	10/23/35	21,726,000	21,881,993

5.54% (1 day USD SOFR + 1.380%) (2)	01/28/36	5,605,000	5,858,850

HSBC Holdings PLC (United Kingdom)

2.01% (1 day USD SOFR + 1.732%) (2)	09/22/28	26,605,000	25,501,425

2.21% (1 day USD SOFR + 1.285%) (2)	08/17/29	2,000	1,888

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (2)	02/04/27	15,825,000	15,650,450

1.05% (1 day USD SOFR + 0.800%) (2)	11/19/26	13,390,000	13,330,281

1.47% (1 day USD SOFR + 0.765%) (2)	09/22/27	10,000,000	9,747,600

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	19,179,000	18,900,521

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

1.76% (3 mo. USD Term SOFR + 1.105%) (2)	11/19/31	$2,935,000	$2,592,251

1.95% (1 day USD SOFR + 1.065%) (2)	02/04/32	47,405,000	41,931,145

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	3,013,000	2,858,915

2.18% (1 day USD SOFR + 1.890%) (2)	06/01/28	2,490,000	2,414,329

2.55% (1 day USD SOFR + 1.180%) (2)	11/08/32	20,371,000	18,284,806

2.58% (3 mo. USD Term SOFR + 1.250%) (2)	04/22/32	19,039,000	17,315,209

2.95% (1 day USD SOFR + 1.170%) (2)	02/24/28	23,236,000	22,873,286

2.96% (1 day USD SOFR + 1.260%) (2)	01/25/33	7,747,000	7,088,427

3.70% (3 mo. USD Term SOFR + 1.422%) (2)	05/06/30	2,876,000	2,827,396

4.01% (3 mo. USD Term SOFR + 1.382%) (2)	04/23/29	2,671,000	2,664,269

4.45% (3 mo. USD Term SOFR + 1.592%) (2)	12/05/29	8,325,000	8,393,348

4.95% (1 day USD SOFR + 1.340%) (2)	10/22/35	680,000	686,181

5.01% (1 day USD SOFR + 1.310%) (2)	01/23/30	10,505,000	10,764,789

5.50% (1 day USD SOFR + 1.315%) (2)	01/24/36	5,120,000	5,360,282

Morgan Stanley

0.99% (1 day USD SOFR + 0.720%) (2)	12/10/26	15,176,000	15,077,659

1.51% (1 day USD SOFR + 0.858%) (2)	07/20/27	1,000,000	978,640

1.79% (1 day USD SOFR + 1.034%) (2)	02/13/32	4,798,000	4,186,303

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	2,890,000	2,522,912

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	$30,582,000	$27,024,702

2.51% (1 day USD SOFR + 1.200%) (2)	10/20/32	455,000	406,047

2.94% (1 day USD SOFR + 1.290%) (2)	01/21/33	17,235,000	15,686,608

5.32% (1 day USD SOFR + 1.555%) (2)	07/19/35	2,325,000	2,399,377

5.59% (1 day USD SOFR + 1.418%) (2)	01/18/36	16,250,000	17,030,812

5.83% (1 day USD SOFR + 1.580%) (2)	04/19/35	9,485,000	10,113,950

Morgan Stanley Private Bank NA

4.73% (1 day USD SOFR + 1.080%) (2)	07/18/31	3,076,000	3,123,340

PNC Financial Services Group, Inc.

5.07% (1 day USD SOFR + 1.933%) (2)	01/24/34	3,000	3,064

5.68% (1 day USD SOFR + 1.902%) (2)	01/22/35	6,290,000	6,638,089

Santander U.K. Group Holdings PLC (United Kingdom)

2.47% (1 day USD SOFR + 1.220%) (2)	01/11/28	15,466,000	15,111,055

3.82% (3 mo. USD LIBOR + 1.400%) (2)	11/03/28	2,200,000	2,178,418

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (2)	02/01/29	70,000	70,788

5.68% (1 day USD SOFR + 1.860%) (2)	01/23/35	2,715,000	2,862,153

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	66,030,000	64,191,725

2.88% (3 mo. USD Term SOFR + 1.432%) (2)	10/30/30	83,717,000	79,282,510

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	2,000	1,862

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

4.90% (1 day USD SOFR + 2.100%) (2)	07/25/33		$3,000	$3,049

5.57% (1 day USD SOFR + 1.740%) (2)	07/25/29		14,844,000	15,386,251

				1,113,711,620

Beverages — 0.0%

Bacardi Ltd.

5.15% (1)	05/15/38		2,881,000	2,728,480

Diageo Investment Corp. (United Kingdom)

5.63%	04/15/35		3,595,000	3,817,818

				6,546,298

Biotechnology — 0.0%

Illumina, Inc.

2.55%	03/23/31		200,000	178,786

Royalty Pharma PLC

1.75%	09/02/27		1,295,000	1,237,580

				1,416,366

Chemicals — 0.2%

FIS Fabbrica Italiana Sintetici SpA (Italy)

5.63% (6)	08/01/27	EUR	5,100,000	6,056,978

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27		1,615,000	1,537,012

2.30% (1)	11/01/30		48,565,000	43,479,273

3.27% (1)	11/15/40		10,351,000	7,905,059

				58,978,322

Commercial Services — 0.3%

AA Bond Co. Ltd. (United Kingdom)

8.45% (6)	07/31/50	GBP	12,555,000	17,986,445

Grand Canyon University

5.13%	10/01/28		5,308,000	5,223,019

Lonsdale Finance Pty. Ltd. (Australia)

5.10% (6),(8)	10/07/32	AUD	14,720,000	9,768,457

Rollins, Inc.

5.25%	02/24/35		8,000,000	8,141,520

Volkswagen Financial Services AG (Germany)

3.88% (6)	11/19/31	EUR	40,900,000	48,712,994

VT Topco, Inc.

8.50% (1)	08/15/30		2,080,000	2,126,197

				91,958,632

Computers — 0.1%

Dell International LLC/EMC Corp.

5.00%	04/01/30		24,890,000	25,505,032

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		11,203,000	11,010,868

3.00%	10/29/28		58,242,000	56,147,618

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

Air Lease Corp.

2.20%	01/15/27		$18,695,000	$18,194,348

2.88%	01/15/26		10,055,000	10,010,255

3.25%	10/01/29		2,090,000	1,986,190

4.63%	10/01/28		2,000,000	2,009,840

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		15,935,000	16,214,978

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		53,870,000	51,831,020

3.25% (1)	02/15/27		5,900,000	5,806,249

Blackrock, Inc.

3.75%	07/18/35	EUR	19,895,000	23,979,971

				197,191,337

Electric — 1.9%

Alabama Power Co.

5.10%	04/02/35		27,535,000	28,155,088

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		26,430,000	26,481,538

Alliant Energy Finance LLC

3.60% (1)	03/01/32		4,515,000	4,178,407

5.95% (1)	03/30/29		4,120,000	4,312,692

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		58,030,000	57,859,972

Amprion GmbH (Germany)

0.63% (6)	09/23/33	EUR	3,400,000	3,217,053

4.00% (6)	05/21/44	EUR	3,800,000	4,337,389

4.13% (6)	09/07/34	EUR	3,000,000	3,661,805

Appalachian Power Co.

3.70%	05/01/50		9,450,000	6,898,500

5.65%	04/01/34		18,900,000	19,755,981

Arizona Public Service Co.

6.35%	12/15/32		2,444,000	2,675,056

Black Hills Corp.

6.15%	05/15/34		8,020,000	8,576,107

Comision Federal de Electricidad (Mexico)

3.35% (6)	02/09/31		3,368,000	3,040,294

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56		1,960,000	1,976,268

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56		35,570,000	35,853,493

Duke Energy Carolinas LLC

4.00%	09/30/42		1,239,000	1,052,493

4.25%	12/15/41		14,683,000	12,989,169

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Duke Energy Florida LLC

5.88%	11/15/33		$2,409,000	$2,603,286

6.20%	11/15/53		25,000,000	27,376,250

Duke Energy Progress LLC

5.05%	03/15/35		22,295,000	22,702,553

E.ON SE (Germany)

3.50% (6)	04/16/33	EUR	7,035,000	8,362,093

Electricite de France SA

4.38% (5 yr. EURIBOR ICE Swap + 2.074%) (2),(6),(8),(12)	01/06/31	EUR	9,200,000	10,728,058

5.64% (6)	08/28/35	AUD	9,200,000	6,113,456

6.38% (1)	01/13/55		1,885,000	1,979,363

Elia Group SA (Belgium)

3.88% (6)	06/11/31	EUR	10,200,000	12,275,394

Enel Finance International NV (Italy)

4.50% (6)	02/20/43	EUR	9,445,000	11,274,884

Eurogrid GmbH (Germany)

0.74% (6)	04/21/33	EUR	7,300,000	7,009,789

1.11% (6)	05/15/32	EUR	1,200,000	1,225,106

FirstEnergy Pennsylvania Electric Co.

3.25% (1)	03/15/28		125,000	122,251

4.30% (1)	01/15/29		13,381,000	13,390,367

5.15% (1)	03/30/26		3,000,000	3,012,210

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		40,514,000	38,958,668

Florida Power & Light Co.

5.70%	03/15/55		9,780,000	10,155,259

Interstate Power & Light Co.

5.70%	10/15/33		15,980,000	16,811,599

Jersey Central Power & Light Co.

2.75% (1)	03/01/32		820,000	734,679

4.30% (1)	01/15/26		8,645,000	8,645,864

6.40%	05/15/36		1,404,000	1,541,129

London Power Networks PLC (United Kingdom)

3.84% (6)	06/11/37	EUR	800,000	939,417

MVM Energetika Zrt (Hungary)

6.50% (6)	03/13/31		2,988,000	3,171,015

Niagara Mohawk Power Corp.

3.03% (1)	06/27/50		3,543,000	2,287,148

4.28% (1)	10/01/34		4,375,000	4,163,162

Northern States Power Co.

5.05%	05/15/35		7,445,000	7,597,995

Public Service Co. of Oklahoma

5.45%	01/15/36		12,140,000	12,410,965

RTE Reseau de Transport d’Electricite SADIR (France)

3.75% (6)	04/30/44	EUR	4,800,000	5,317,053

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Scottish Hydro Electric Transmission PLC (United Kingdom)

3.38% (6)	09/04/32	EUR	6,010,000	$7,074,883

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51		65,307,000	64,522,010

Southwestern Electric Power Co.

2.75%	10/01/26		26,488,000	26,141,802

3.85%	02/01/48		17,395,000	13,125,919

5.30%	04/01/33		29,341,000	30,020,538

Tennet Netherlands BV

4.75% (6)	10/28/42	EUR	14,082,000	18,307,209

				625,122,679

Energy-Alternate Sources — 0.0%

Alta Wind Holdings LLC

7.00% (1)	06/30/35		2,923,028	2,860,387

Engineering & Construction — 0.1%

Heathrow Funding Ltd. (United Kingdom)

1.13% (6)	10/08/32	EUR	18,800,000	20,022,372

3.88% (6)	01/16/38	EUR	9,465,000	11,042,633

				31,065,005

Entertainment — 0.2%

FDJ UNITED (France)

3.38% (6)	11/21/33	EUR	17,900,000	20,701,655

Flutter Treasury DAC (Ireland)

5.00% (1)	04/29/29	EUR	2,320,000	2,819,638

5.88% (1)	06/04/31		17,745,000	18,036,195

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		4,430,000	4,383,263

Voyager Parent LLC

9.25% (1)	07/01/32		7,438,000	7,870,966

WarnerMedia Holdings, Inc.

5.14%	03/15/52		10,440,000	7,787,614

				61,599,331

Food — 0.5%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

4.38%	02/02/52		33,256,000	26,232,998

5.75%	04/01/33		19,111,000	19,970,613

Pilgrim’s Pride Corp.

3.50%	03/01/32		56,833,000	52,080,056

6.88%	05/15/34		4,500,000	4,973,175

Smithfield Foods, Inc.

2.63% (1)	09/13/31		14,435,000	12,729,216

3.00% (1)	10/15/30		8,890,000	8,147,151

4.25% (1)	02/01/27		24,855,000	24,705,373

				148,838,582

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Gas — 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		$4,375,000	$4,501,744

9.50% (1)	06/01/30		7,831,000	8,204,304

Boston Gas Co.

6.12% (1)	07/20/53		5,050,000	5,194,531

Brooklyn Union Gas Co.

4.87% (1)	08/05/32		1,700,000	1,681,266

6.39% (1)	09/15/33		1,120,000	1,207,640

6.42% (1)	07/18/54		10,000,000	10,568,800

CenterPoint Energy Resources Corp.

5.40%	07/01/34		2,500,000	2,583,250

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		39,005,000	39,005,000

National Gas Transmission PLC (United Kingdom)

4.25% (6)	04/05/30	EUR	19,220,000	23,674,956

Piedmont Natural Gas Co., Inc.

2.50%	03/15/31		7,272,000	6,574,251

5.40%	06/15/33		3,070,000	3,196,730

Southern Co. Gas Capital Corp.

4.40%	05/30/47		50,000	42,056

				106,434,528

Health Care-Products — 0.1%

Sartorius Finance BV (Germany)

4.50% (6)	09/14/32	EUR	2,000,000	2,474,338

4.88% (6)	09/14/35	EUR	1,400,000	1,759,508

Thermo Fisher Scientific, Inc.

1.88%	10/01/49	EUR	16,145,000	12,182,393

Werfen SA (Spain)

3.63% (6)	02/12/32	EUR	2,800,000	3,308,391

				19,724,630

Health Care-Services — 1.3%

Centene Corp.

2.50%	03/01/31		3,387,000	2,920,000

2.63%	08/01/31		23,000,000	19,777,470

3.00%	10/15/30		48,742,000	43,573,398

Cigna Group

5.25%	01/15/36		55,025,000	55,755,182

Elevance Health, Inc.

5.00%	01/15/36		16,090,000	15,982,358

5.20%	02/15/35		36,644,000	37,357,092

5.38%	06/15/34		9,507,000	9,807,611

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (1)	12/01/26		67,592,000	65,516,926

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

HCA, Inc.

2.38%	07/15/31	$563,000	$499,831

5.88%	02/15/26	3,915,000	3,920,246

Humana, Inc.

5.55%	05/01/35	49,285,000	50,238,665

Kedrion SpA (Italy)

6.50% (1)	09/01/29	867,000	857,844

ModivCare, Inc.

5.00% (1),(4),(11),(13)	10/01/29	44,324,700	1,108,118

Premier Health Partners

2.91%	11/15/26	2,229,000	2,194,763

UnitedHealth Group, Inc.

5.15%	07/15/34	19,538,000	20,061,423

5.30%	06/15/35	7,765,000	8,032,660

5.63%	07/15/54	33,090,000	32,946,389

Universal Health Services, Inc.

1.65%	09/01/26	45,000,000	43,949,250

			414,499,226

Household Products/Wares — 0.0%

Spectrum Brands, Inc.

3.88% (1)	03/15/31	4,976,000	3,990,852

Insurance — 0.8%

Athene Global Funding

1.61% (1)	06/29/26	58,755,000	57,670,383

Farmers Exchange Capital

7.05% (1)	07/15/28	13,283,000	14,017,284

7.20% (1)	07/15/48	18,415,000	19,038,164

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	57,061,000	56,144,600

Farmers Exchange Capital III

5.45% (3 mo. USD Term SOFR + 3.716%) (1),(2)	10/15/54	49,425,000	46,367,569

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	23,060,000	19,503,456

Protective Life Global Funding

1.90% (1)	07/06/28	47,980,000	45,165,493

Teachers Insurance & Annuity Association of America

3.30% (1)	05/15/50	1,135,000	783,945

4.27% (1)	05/15/47	3,496,000	2,908,637

			261,599,531

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Internet — 0.1%

Cogent Communications Group LLC/Cogent Finance, Inc.

7.00% (1)	06/15/27	$3,000,000	$3,000,120

Meta Platforms, Inc.

5.55%	08/15/64	5,000,000	4,974,700

Uber Technologies, Inc.

4.30%	01/15/30	21,759,000	21,834,286

			29,809,106

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	16,598,000	16,033,834

9.75%	01/15/29	11,566,000	11,649,044

10.00% (1)	11/15/29	437,000	439,762

			28,122,640

Lodging — 0.1%

Las Vegas Sands Corp.

5.63%	06/15/28	29,515,000	30,187,942

6.00%	06/14/30	1,130,000	1,177,155

			31,365,097

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (1)	10/15/29	12,270,896	4,328,313

Media — 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital

2.30%	02/01/32	10,000,000	8,558,200

3.90%	06/01/52	18,000	12,197

4.80%	03/01/50	1,673,000	1,326,103

5.13%	07/01/49	14,837,000	12,297,054

5.38%	04/01/38	505,000	476,594

5.85%	12/01/35	29,325,000	29,622,649

CSC Holdings LLC

4.50% (1)	11/15/31	775,000	505,928

4.63% (1)	12/01/30	4,879,000	1,719,408

5.75% (1)	01/15/30	3,758,000	1,435,819

6.50% (1)	02/01/29	42,826,000	31,679,249

11.75% (1)	01/31/29	29,167,000	24,637,073

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	3,565,000	3,155,952

Time Warner Cable LLC

4.50%	09/15/42	27,580,000	22,187,283

5.50%	09/01/41	6,812,000	6,249,465

5.88%	11/15/40	2,016,000	1,932,457

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29	740,000	731,527

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Virgin Media Vendor Financing Notes III DAC (United Kingdom)

4.88% (6)	07/15/28		$19,815,000	$26,038,392

				172,565,350

Mining — 0.0%

Corp. Nacional del Cobre de Chile

5.13% (6)	02/02/33		8,908,000	8,930,359

Miscellaneous Manufacturers — 0.0%

Dyno Nobel Ltd. (Australia)

5.82%	08/08/35	AUD	13,480,000	9,044,201

Office/Business Equipment — 0.0%

Xerox Corp.

10.25% (1)	10/15/30		4,500,000	4,576,950

Oil & Gas — 0.2%

Ecopetrol SA (Colombia)

8.88%	01/13/33		5,000,000	5,422,150

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (1)	04/14/33		1,443,000	1,301,355

3.50% (6)	04/14/33		12,735,000	11,484,932

5.38% (6)	04/24/30		2,290,000	2,355,815

Pertamina Persero PT (Indonesia)

3.10% (1)	08/27/30		11,282,000	10,553,409

Petroleos Mexicanos (Mexico)

6.75%	09/21/47		4,181,000	3,474,662

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(12)	09/18/30		22,470,000	22,892,211

Transocean International Ltd.

8.75% (1)	02/15/30		2,617,500	2,755,233

				60,239,767

Packaging & Containers — 0.5%

Amcor Flexibles North America, Inc.

5.10%	03/17/30		23,322,000	23,876,830

5.50%	03/17/35		19,285,000	19,880,714

Amcor U.K. Finance PLC (Australia)

3.95%	05/29/32	EUR	4,570,000	5,468,069

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

5.25% (1)	08/15/27		20,340,000	8,141,288

5.25% (1)	08/15/27		25,370,000	9,659,374

Berry Global, Inc.

1.57%	01/15/26		37,992,000	37,676,287

1.65%	01/15/27		16,949,000	16,420,869

4.88% (1)	07/15/26		38,211,000	38,215,203

5.65%	01/15/34		1,570,000	1,636,191

				160,974,825

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals — 0.9%

1261229 BC Ltd.

10.00% (1)	04/15/32		$9,365,000	$9,623,942

Bayer U.S. Finance II LLC (Germany)

3.95% (1)	04/15/45		17,489,000	13,048,718

4.38% (1)	12/15/28		14,212,000	14,164,674

4.40% (1)	07/15/44		71,213,000	57,166,948

4.63% (1)	06/25/38		46,534,000	42,170,972

5.50%(1)	07/30/35		3,820,000	3,876,727

CVS Health Corp.

4.78%	03/25/38		11,472,000	10,762,457

5.05%	03/25/48		21,046,000	18,754,722

5.13%	07/20/45		12,700,000	11,536,934

5.70%	06/01/34		17,465,000	18,234,333

5.88%	06/01/53		13,496,000	13,281,009

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		14,063,000	14,536,923

7.00% (5 yr. CMT + 2.886%) (2)	03/10/55		19,060,000	20,070,371

Galderma Finance Europe BV (Netherlands)

3.50% (6)	03/20/30	E	UR6,035,000	7,191,817

Grifols SA (Spain)

3.88% (6)	10/15/28	EUR	25,995,000	29,913,383

7.50% (6)	05/01/30	EUR	5,820,000	7,219,403

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		7,865,000	8,198,319

				299,751,652

Pipelines — 0.1%

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)

2.16% (1)	03/31/34		5,490,098	4,997,966

Global Partners LP/GLP Finance Corp.

8.25% (1)	01/15/32		1,150,000	1,214,319

QazaqGaz NC JSC (Kazakhstan)

4.38% (6)	09/26/27		5,091,000	5,057,858

TransCanada PipeLines Ltd. (Canada)

5.85%	03/15/36		2,878,000	3,029,383

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(12)	09/30/29		10,176,000	10,086,044

9.88% (1)	02/01/32		12,080,000	13,163,334

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36		8,185,000	8,714,979

				46,263,883

Issues	Maturity Date	Principal Amount		Value

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (6)	05/04/28		$13,936,000	$15,587,660

CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg)

4.75% (6)	03/27/34	EUR	2,765,000	3,429,512

LEG Immobilien SE (Germany)

0.88% (6)	03/30/33	EUR	8,100,000	7,706,318

1.50% (6)	01/17/34	EUR	2,800,000	2,740,570

1.63% (6)	11/28/34	EUR	18,600,000	17,967,866

Vonovia SE (Germany)

1.50% (6)	06/14/41	EUR	1,900,000	1,501,959

5.00% (6)	11/23/30	EUR	700,000	893,366

5.72% (6)	09/03/35	AUD	13,800,000	9,088,419

				58,915,670

REIT — 1.0%

American Assets Trust LP

3.38%	02/01/31		1,704,000	1,548,306

6.15%	10/01/34		6,925,000	7,060,037

American Homes 4 Rent LP

2.38%	07/15/31		2,845,000	2,522,349

3.38%	07/15/51		11,823,000	8,045,197

5.50%	07/15/34		5,000,000	5,154,500

5.50%	02/01/34		1,086,000	1,122,978

American Tower Corp.

1.88%	10/15/30		3,336,000	2,952,093

2.90%	01/15/30		2,025,000	1,909,130

4.90%	03/15/30		26,040,000	26,559,758

5.55%	07/15/33		975,000	1,021,196

Crown Castle, Inc. (REIT)

2.10%	04/01/31		23,220,000	20,334,451

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	20,680,000	23,856,267

Extra Space Storage LP

2.20%	10/15/30		1,090,000	977,828

2.40%	10/15/31		14,348,000	12,652,353

2.55%	06/01/31		1,500,000	1,351,410

3.88%	12/15/27		928,000	921,875

3.90%	04/01/29		1,430,000	1,410,438

Federal Realty OP LP (REIT)

7.48%	08/15/26		18,825,000	19,209,783

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		7,310,000	6,994,281

5.30%	01/15/29		13,180,000	13,440,569

5.75%	06/01/28		24,498,000	25,194,723

Healthcare Realty Holdings LP

2.40%	03/15/30		2,000	1,809

3.63%	01/15/28		25,359,000	24,946,409

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

REIT — (Continued)

Hudson Pacific Properties LP

3.25%	01/15/30		$24,871,000	$21,387,568

3.95%	11/01/27		16,737,000	16,127,104

5.95%	02/15/28		14,000	13,822

LXP Industrial Trust

6.75%	11/15/28		4,015,000	4,275,533

Realty Income Corp.

3.38%	06/20/31	EUR	9,330,000	11,004,625

4.88%	07/06/30	EUR	23,965,000	30,220,943

VICI Properties LP/VICI Note Co., Inc.

3.88% (1)	02/15/29		6,903,000	6,744,852

4.13% (1)	08/15/30		3,627,000	3,508,542

4.50% (1)	01/15/28		2,727,000	2,722,773

WP Carey, Inc. (REIT)

4.25%	07/23/32	EUR	3,655,000	4,450,777

				309,644,279

Retail — 0.4%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		5,120,000	5,362,637

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26		25,729,000	25,491,264

5.88% (1)	04/01/29		28,652,000	26,680,456

Michaels Cos., Inc.

5.25% (1)	05/01/28		25,524,000	23,533,894

7.88% (1)	05/01/29		8,511,000	7,137,410

Papa John’s International, Inc.

3.88% (1)	09/15/29		9,150,000	8,792,143

Starbucks Corp.

4.80%	05/15/30		27,035,000	27,608,142

				124,605,946

Semiconductors — 0.2%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		2,710,000	2,816,395

Intel Corp.

2.00%	08/12/31		10,522,000	9,203,488

3.05%	08/12/51		8,117,000	5,153,564

3.25%	11/15/49		40,022,000	26,645,047

3.73%	12/08/47		7,561,000	5,568,147

4.90%	08/05/52		6,685,000	5,759,061

5.70%	02/10/53		850,000	823,157

				55,968,859

Software — 0.3%

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL

8.75% (1)	05/01/29		5,724,000	5,934,987

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Open Text Corp. (Canada)

6.90% (1)	12/01/27		$3,061,000	$3,187,236

Oracle Corp.

3.95%	03/25/51		11,616,000	8,650,203

4.80%	08/03/28		27,750,000	28,223,415

5.20%	09/26/35		18,000,000	18,101,160

5.95%	09/26/55		21,450,000	21,399,592

				85,496,593

Telecommunications — 1.0%

Altice Financing SA (Luxembourg)

5.75% (1)	08/15/29		2,451,000	1,843,887

9.63% (1)	07/15/27		5,203,000	4,697,945

Altice Financing SA (Luxemburg)

5.00% (1)	01/15/28		1,449,000	1,134,103

Global Switch Finance BV (United Kingdom)

1.38% (6)	10/07/30	EUR	63,777,000	70,945,265

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29		150,547,501	151,657,036

T-Mobile USA, Inc.

4.70%	01/15/35		51,125,000	50,283,994

5.13%	05/15/32		25,430,000	26,170,522

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		4,240,000	3,989,670

				310,722,422

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (6)	09/02/30	AUD	17,130,000	10,248,040

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	26,170,000	16,133,193

				26,381,233

Trucking & Leasing — 0.0%

SMBC Aviation Capital Finance DAC (Ireland)

5.10% (1)	04/01/30		4,410,000	4,513,679

5.30% (1)	04/03/29		500,000	513,535

				5,027,214

Water — 0.3%

South West Water Finance PLC (United Kingdom)

5.25% (6)	09/15/31	GBP	17,935,000	24,013,165

United Utilities Water Finance PLC (United Kingdom)

3.75% (6)	05/23/34	EUR	16,681,000	19,667,792

Veolia Environnement SA (France)

4.32% (5 yr. EURIBOR ICE Swap + 1.837%) (2),(6),(12)	10/24/32	EUR	17,000,000	20,034,721

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Water (Continued)
Yorkshire Water Finance PLC (United Kingdom)

6.00% (6)	07/22/33	GBP	10,000,000	$13,419,556

6.38% (6)	11/18/34	GBP	11,442,000	15,722,961

				92,858,195

Total Corporate Bonds

(Cost: $5,333,301,795)				5,277,384,834

MUNICIPAL BONDS — 0.7%

City & County of Denver Airport System Revenue, Series C

2.39%	11/15/31		6,010,000	5,420,365

City of Los Angeles Department of Airports, Series F

5.00%	05/15/44		185,000	187,757

City of New York, Series D1

5.99%	12/01/36		2,000,000	2,088,098

City of New York, Series F

3.62%	04/01/31		3,145,000	3,064,516

Empire State Development Corp.,

5.77%	03/15/39		120,000	124,505

Fort Bend Independent School District, General Obligation Unlimited

5.00%	08/15/53		2,860,000	2,942,108

Jersey City Municipal Utilities Authority, Series B

5.47%	05/15/27		125,000	127,349

Krum Independent School District, General Obligation Unlimited

5.00%	08/15/57		8,350,000	8,674,239

Medina Valley Independent School District, General Obligation Unlimited

4.75%	02/15/50		1,570,000	1,594,614

Navarro Independent School District, General Obligation Unlimited

5.00%	02/15/55		2,250,000	2,337,851

New York City Transitional Finance Authority Future Tax Secured Revenue,

5.27%	05/01/27		13,135,000	13,415,695

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F-3

5.13%	02/01/35		1,250,000	1,288,364

5.15%	02/01/36		1,250,000	1,283,684

New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-2

4.60%	05/01/31		820,000	835,512

New York City Transitional Finance Authority Future Tax Secured Revenue, Series A3

3.88%	08/01/31		3,135,000	3,082,511

New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3

4.00%	08/01/33		6,450,000	6,255,171

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (Continued)

New York City Transitional Finance Authority Future Tax Secured Revenue, Series B3

2.00%	08/01/35	$4,055,000	$3,203,296

New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3

2.40%	11/01/32	3,175,000	2,792,908

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-3

1.97%	02/01/33	3,090,000	2,618,138

New York City Transitional Finance Authority Future Tax Secured Revenue, Series G3

2.45%	11/01/34	3,000,000	2,524,146

New York City Transitional Finance Authority, Revenue Bonds

5.00%	05/01/50	2,980,000	3,105,953

5.00%	11/01/53	19,445,000	20,268,068

5.00%	05/01/54	5,065,000	5,305,674

New York State Dormitory Authority,

5.43%	03/15/39	20,195,000	20,620,488

New York State Dormitory Authority, Revenue Bonds

4.00%	03/15/48	2,330,000	2,123,646

5.00%	03/15/54	5,360,000	5,539,983

New York State Dormitory Authority, Revenue bonds

5.29%	03/15/33	39,746,921	40,603,587

New York State Dormitory Authority, Series A

4.00%	03/15/47	155,000	146,278

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/56	10,435,000	10,774,304

5.00%	03/15/59	27,365,000	28,253,213

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55	11,395,000	11,855,905

Regents of the University of California Medical Center Pooled Revenue, Series N

3.01%	05/15/50	17,955,000	11,961,316

3.26%	05/15/60	8,325,000	5,329,590

University of California, Series AP

3.93%	05/15/45	6,615,000	6,050,416

Total Municipal Bonds

(Cost: $251,047,641)			235,799,248

FOREIGN GOVERNMENT BONDS — 1.2%

Brazil Government International Bonds

6.00%	10/20/33	10,519,000	10,767,880

6.13%	03/15/34	7,531,000	7,702,707

6.63%	03/15/35	10,613,000	11,055,350

Guatemala Government Bonds

6.25% (6)	08/15/36	10,314,000	10,687,264

6.60% (6)	06/13/36	5,853,000	6,213,077

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Hungary Government International Bonds

2.13% (1)	09/22/31	GBP	11,043,000	$9,496,759

Israel Government International Bonds

5.38%	02/19/30		22,400,000	23,105,152

Mexico Government International Bonds

2.66%	05/24/31		1,756,000	1,568,371

3.50%	02/12/34		11,840,000	10,305,062

4.75%	04/27/32		1,884,000	1,846,697

4.88%	05/19/33		6,734,000	6,532,384

5.63%	09/22/35		12,152,000	12,097,316

6.35%	02/09/35		7,168,000	7,583,887

New South Wales Treasury Corp.

4.75% (6)	02/20/37	AUD	44,360,000	28,527,002

5.25% (6)	02/24/38	AUD	47,195,000	31,406,094

Oman Government International Bonds

5.63% (6)	01/17/28		7,500,000	7,686,825

Panama Government International Bonds

2.25%	09/29/32		13,412,000	10,902,347

6.40%	02/14/35		3,388,000	3,515,897

Queensland Treasury Corp.

5.00% (6)	07/21/37	AUD	44,360,000	28,863,921

5.25% (6)	08/13/38	AUD	66,320,000	43,642,376

Republic of South Africa Government International Bonds

4.30%	10/12/28		1,248,000	1,229,867

4.85%	09/30/29		7,869,000	7,783,936

5.88%	06/22/30		4,438,000	4,544,068

5.88%	04/20/32		8,499,000	8,606,002

Romania Government International Bonds

3.63% (6)	03/27/32		9,384,000	8,360,112

5.75% (6)	03/24/35		16,916,000	16,315,144

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	41,635,000	19,507,563

Western Australian Treasury Corp.

5.00% (6)	10/21/37	AUD	55,745,000	36,840,434

Total Foreign Government Bonds

(Cost: $373,596,188)				376,693,494

U.S. TREASURY SECURITIES — 20.0%

U.S. Treasury Bonds

4.75%	08/15/55		$1,141,656,000	1,145,848,024

4.88%	08/15/45		995,104,000	1,017,416,102

U.S. Treasury Notes

3.50%	09/30/27		232,195,000	231,714,284

3.63%	09/30/30		2,261,841,000	2,250,443,448

3.88%	09/30/32		1,079,695,000	1,076,236,607

4.25%	08/15/35		743,709,000	749,809,742

Total U.S. Treasury Securities

(Cost: $6,423,914,597)				6,471,468,207

Issues	Maturity Date	Principal Amount	Value

BANK LOANS — 1.8%

Advertising — 0.0%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.80% (3 mo. USD Term SOFR + 4.250%) (2)	10/28/27	$4,430,622	$3,984,103

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (2)	07/15/28	1,604,557	1,603,891

			5,587,994

Aerospace & Defense — 0.1%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

8.83% (3 mo. USD Term SOFR + 4.500%) (2)	02/11/32	3,482,500	3,497,753

TransDigm, Inc. 2023 Term Loan J

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	02/28/31	2,330,675	2,332,156

TransDigm, Inc. 2024 Term Loan I

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	08/24/28	2,286,451	2,286,782

TransDigm, Inc. 2025 Term Loan M

6.66% (1 mo. USD Term SOFR + 2.500%) (2)	08/19/32	5,610,846	5,611,127

			13,727,818

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.41% (1 mo. USD Term SOFR + 2.250%) (2)	12/21/28	3,304,569	3,302,239

Beverages — 0.1%

Celsius Holdings, Inc. Term Loan

7.29% (3 mo. USD Term SOFR + 3.000%) (2)	04/01/32	3,560,812	3,574,165

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	23,140,971	23,362,777

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Beverages (Continued)

Naked Juice LLC 2025 FLSO Term Loan

7.35% (3 mo. USD Term SOFR + 3.250%) (2)	01/24/29	$18,392,361	$13,932,213

Naked Juice LLC 2025 FLTO Term Loan

10.10% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30	2,008,073	840,047

Primo Brands Corp. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	03/31/28	920,107	920,991

			42,630,193

Chemicals — 0.0%

Chemours Co. 2023 USD Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	08/18/28	4,299,279	4,303,320

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.76% (1 mo. USD Term SOFR + 2.500%) (2)	05/06/27	3,121,848	3,106,239

			7,409,559

Commercial Services — 0.1%

Boost Newco Borrower LLC 2025 USD Term Loan B2

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	01/31/31	4,205,775	4,216,731

CCRR Parent, Inc. Term Loan B

8.71% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	4,619,775	1,570,724

CCRR Parent, Inc. US Acquisition Facility

8.55% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	3,703,147	1,268,328

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.68% (3 mo. USD Term SOFR + 3.675%) (2)	07/06/29	2,233,954	2,251,759

Kelso Industries LLC Delayed Draw Term Loan

0.00% (1 mo. USD Term SOFR + 5.750%) (2),(14)	12/30/29	325,500	327,127

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Kelso Industries LLC Term Loan

9.91% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	$5,443,936	$5,471,155

Ryan LLC Term Loan

7.66% (1 mo. USD Term SOFR + 3.500%) (2)	11/14/30	2,766,061	2,774,967

TruGreen LP 2020 Term Loan

8.26% (1 mo. USD Term SOFR + 4.000%) (2)	11/02/27	5,421,389	5,333,291

			23,214,082

Computers — 0.1%

McAfee LLC 2024 USD 1st Lien Term Loan B

7.22% (1 mo. USD Term SOFR + 3.000%) (2)	03/01/29	885,415	848,338

Peraton Corp. Term Loan B

8.01% (1 mo. USD Term SOFR + 3.750%) (2)	02/01/28	6,037,432	5,107,306

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	3,208,792	3,223,279

X Corp. Term Loan

10.96% (3 mo. USD Term SOFR + 6.500%) (2)	10/26/29	4,326,359	4,250,042

			13,428,965

Cosmetics/personal Care — 0.0%

Opal Bidco SAS USD Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (2)	04/28/32	2,323,898	2,332,903

Distribution &wholesale — 0.0%

BCPE Empire Holdings, Inc. 2025 Term Loan B

7.41% (1 mo. USD Term SOFR + 3.250%) (2)	12/11/30	3,266,644	3,264,472

Diversified Financial Services — 0.1%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.89% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	19,321,984	19,348,841

Blackhawk Network Holdings, Inc. 2025 Term Loan B

8.16% (1 mo. USD Term SOFR + 4.000%) (2)	03/12/29	3,876,340	3,896,032

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Guggenheim Partners LLC 2024 Term Loan B

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	11/26/31	$2,258,778	$2,268,943

Jane Street Group LLC 2024 Term Loan B1

6.20% (3 mo. USD Term SOFR + 2.000%) (2)	12/15/31	5,177,989	5,147,258

			30,661,074

Electric — 0.1%

Alpha Generation LLC Term Loan B

6.16% (1 mo. USD Term SOFR + 2.000%)(2)	09/30/31	7,140,061	7,139,168

Calpine Corp. 2024 Term Loan B10

5.91% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	8,934,879	8,935,862

Calpine Corp. 2024 Term Loan B5

5.91% (1 mo. USD Term SOFR + 1.750%)(2)	02/15/32	6,531,351	6,531,841

Cornerstone Generation LLC Term Loan B

7.48% (3 mo. USD Term SOFR + 3.250%)(2)	08/11/32	2,106,833	2,124,214

Edgewater Generation LLC 2025 Repriced Term Loan

7.16% (1 mo. USD Term SOFR + 3.000%)(2)	08/01/30	2,192,041	2,200,086

Kestrel Acquisition LLC 2024 Term Loan B

9.75% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	2,415,128	2,426,202

Potomac Energy Center LLC 2025 Term Loan

7.32% (3 mo. USD Term SOFR + 3.000%)(2)	08/05/32	2,222,283	2,234,795

South Field LLC 2025 Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	2,290,936	2,299,527

South Field LLC 2025 Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	147,323	147,875

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	12/20/30	7,785,157	7,804,892

			41,844,462

Issues	Maturity Date	Principal Amount	Value

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	$4,684,437	$4,019,247

Electronics — 0.0%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	4,952,575	4,973,202

Engineering & Construction — 0.0%

Artera Services LLC 2024 Term Loan

8.50% (3 mo. USD Term SOFR + 4.500%) (2)	02/15/31	4,049,146	3,635,364

Astrion Group LLC 2024 Term Loan

9.29% (6 mo. USD Term SOFR + 5.000%) (2)	08/29/31	2,992,462	2,910,169

			6,545,533

Entertainment — 0.1%

DK Crown Holdings, Inc. 2025 Term Loan B

6.00% (1 mo. USD Term SOFR + 1.750%) (2)	03/04/32	3,252,059	3,251,051

EOC Borrower LLC Term Loan A

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	03/24/28	6,921,469	6,943,098

Flutter Financing BV 2025 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	06/04/32	4,641,259	4,643,533

GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3

6.61% (6 mo. USD Term SOFR + 2.750%) (2)	10/31/29	2,402,401	2,404,804

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (2)	08/16/31	7,307,798	7,344,337

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (2)	07/01/32	6,373,533	6,394,279

			30,981,102

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Food — 0.0%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.28% (1 mo. USD Term SOFR + 4.000%) (2)	06/09/28	$4,806,305	$4,812,361

United Natural Foods, Inc. 2024 Term Loan

8.91% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	6,443,016	6,488,664

			11,301,025

Health Care-products — 0.1%

Antylia Scientific Term Loan

8.29% (3 mo. USD Term SOFR + 4.000%) (2)	05/27/32	3,148,291	3,116,809

Bausch & Lomb Corp. 2023 Incremental Term Loan

8.17% (1 mo. USD Term SOFR + 4.000%) (2)	09/29/28	1,813,489	1,815,756

Bausch & Lomb Corp. 2025 Term Loan B

8.41% (1 mo. USD Term SOFR + 4.250%) (2)	01/15/31	3,838,479	3,845,676

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	08/20/32	6,000,000	5,976,270

			14,754,511

Health Care-services — 0.1%

Heartland Dental LLC 2025 Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	5,678,407	5,675,596

IQVIA, Inc. 2025 Incremental Term Loan B5

5.75% (3 mo. USD Term SOFR + 1.750%) (2)	01/02/31	6,219,589	6,257,684

Modivcare, Inc. 2024 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	07/01/31	20,267,950	9,737,027

Modivcare, Inc. 2025 DIP Term Loan

11.14% (1 mo. USD Term SOFR + 7.000%) (2)	02/22/26	2,860,582	2,831,977

Modivcare, Inc. 2025 Incremental Term Loan

13.78% (3 mo. USD Term SOFR + 9.500%) (2)	01/12/26	3,166,082	1,424,737

Issues	Maturity Date	Principal Amount	Value

Health Care-services (Continued)

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.82% (3 mo. USD Term SOFR + 3.250%) (2)	12/29/28	$4,582,514	$4,392,958

Star Parent, Inc. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	09/27/30	1,105,206	1,106,588

			31,426,567

Holding Companies - Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (2),(15)	08/16/32	2,055,838	2,038,589

Home Furnishings — 0.0%

AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B

7.28% (1 mo. USD Term SOFR + 3.000%) (2)	07/31/28	2,807,792	2,816,511

Insurance — 0.0%

AmWINS Group, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	01/30/32	4,100,388	4,103,033

Asurion LLC 2021 Second Lien Term Loan B4

9.53% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	2,763,706	2,651,818

			6,754,851

Internet — 0.1%

Arches Buyer, Inc. 2021 Term Loan B

7.51% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	660,030	661,835

Barracuda Networks, Inc. 2022 Term Loan

8.81% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	4,811,981	4,056,813

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	5,799,858	5,871,457

Magnite, Inc. 2025 Repriced Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	5,026,149	5,043,967

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (2)	05/03/28	2,924,417	2,820,234

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

MH Sub I LLC 2024 Term Loan B4

8.41% (1 mo. USD Term SOFR + 4.250%) (2)	12/31/31	$6,633,088	$6,119,023

Plano HoldCo, Inc. Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (2)	10/02/31	995,000	975,100

Red Ventures LLC 2024 Term Loan B

6.91% (1 mo. USD Term SOFR + 2.750%) (2)	03/04/30	3,940,300	3,723,583

TripAdvisor, Inc. Term Loan

6.91% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31	3,382,234	3,323,045

			32,595,057

Leisure Time — 0.0%

Sabre GLBL, Inc. 2022 1st Lien Term Loan B

9.26% (1 mo. USD Term SOFR + 5.000%) (2)	06/30/28	966,729	910,741

Sabre GLBL, Inc. 2022 Term Loan B

8.51% (1 mo. USD Term SOFR + 4.250%) (2)	06/30/28	40,317	37,781

Sabre GLBL, Inc. 2024 Term Loan B1

10.26% (1 mo. USD Term SOFR + 6.000%) (2)	11/15/29	1,045,285	989,100

			1,937,622

Lodging — 0.1%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	11/08/30	16,429,504	16,464,416

Station Casinos LLC 2024 Term Loan B

6.16% (1 mo. USD Term SOFR + 2.000%) (2)	03/14/31	1,840,144	1,842,150

			18,306,566

Machinery-construction & Mining — 0.0%

WEC U.S. Holdings Ltd. 2024 Term Loan

6.53% (1 mo. USD Term SOFR + 2.250%) (2)	01/27/31	3,213,511	3,218,186

Issues	Maturity Date	Principal Amount	Value

Machinery-diversified — 0.0%

Oregon Tool, Inc. 2025 1st Lien Term Loan

9.54% (3 mo. USD Term SOFR + 5.350%) (2)	10/15/29	$369,195	$376,578

Oregon Tool, Inc. 2025 2nd Lien Term Loan

8.45% (3 mo. USD Term SOFR + 4.000%) (2)	10/15/29	12,056,791	9,407,312

			9,783,890

Media — 0.1%

Charter Communications Operating LLC 2024 Term Loan B5

6.54% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31	7,248,050	7,253,269

Virgin Media Bristol LLC 2023 USD Term Loan Y

7.37% (6 mo. USD Term SOFR + 3.175%) (2)	03/31/31	802,250	792,222

Virgin Media Bristol LLC USD Term Loan N

6.76% (1 mo. USD Term SOFR + 2.500%) (2)	01/31/28	746,815	746,931

Ziggo Financing Partnership USD Term Loan I

6.76% (1 mo. USD Term SOFR + 2.500%) (2)	04/30/28	4,010,664	4,004,949

			12,797,371

Miscellaneous Manufacturers — 0.0%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	2,121,094	2,121,094

Office/business Equipment — 0.0%

Xerox Holdings Corp. 2023 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	11/19/29	9,688,588	9,016,442

Packaging & Containers — 0.0%

Balcan Innovations, Inc. Term Loan B

9.06% (3 mo. USD Term SOFR + 4.750%) (2)	10/18/31	3,560,225	3,373,313

Pharmaceuticals — 0.0%

Elanco Animal Health, Inc. Term Loan B

6.13% (1 mo. USD Term SOFR + 1.750%) (2)	08/01/27	1,213,749	1,213,780

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B

6.26% (1 mo. USD Term SOFR + 2.000%) (2)	11/15/27	$3,113,883	$3,108,137

Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

6.41% (1 mo. USD Term SOFR + 2.250%) (2)	05/05/28	3,859,712	3,868,493

			8,190,410

REIT — 0.3%

Healthpeak Properties, Inc. 2024 Term Loan A3

5.07% (3 mo. USD Term SOFR + 0.850%) (2)	03/01/29	27,796,272	27,240,347

Healthpeak Properties, Inc. Term Loan A1

5.10% (1 mo. USD Term SOFR + 0.840%) (2)	08/20/27	13,772,696	13,669,401

Healthpeak Properties, Inc. Term Loan A2

5.10% (1 mo. USD Term SOFR + 0.840%) (2)	02/22/27	13,772,696	13,669,401

Invitation Homes Operating Partnership LP 2024 Term Loan

5.13% (1 mo. USD Term SOFR + 0.850%) (2)	09/09/28	36,581,794	36,581,794

			91,160,943

Retail — 0.2%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.91% (1 mo. USD Term SOFR + 1.750%) (2)	09/20/30	3,070,067	3,063,666

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.56% (3 mo. USD Term SOFR + 3.250%) (2)	11/01/31	4,755,680	4,407,921

KFC Holding Co. 2021 Term Loan B

6.00% (1 mo. USD Term SOFR + 1.750%) (2)	03/15/28	8,452,051	8,494,312

Michaels Cos., Inc. 2021 Term Loan B

8.51% (3 mo. USD Term SOFR + 4.250%) (2)	04/17/28	27,039,800	25,606,285

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

Peer Holding III BV 2025 USD Term Loan B5B

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	07/01/31	$3,883,840	$3,892,754

			45,464,938

Software — 0.1%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (2)	12/29/28	1,894,578	1,720,959

Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan

9.21% (3 mo. USD Term SOFR + 5.000%) (2)	04/29/30	322,893	327,275

Cotiviti Corp. 2025 2nd Amendment Term Loan

7.03% (1 mo. USD Term SOFR + 2.750%) (2)	03/26/32	2,446,812	2,407,051

DTI Holdco, Inc. 2025 Term Loan B

8.16% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29	5,630,333	5,032,138

EagleView Technology Corp. 2025 Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	08/14/28	12,418,848	12,228,715

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.66% (1 mo. USD Term SOFR + 2.500%) (2)	01/30/32	2,415,193	2,402,863

Modena Buyer LLC Term Loan

8.81% (3 mo. USD Term SOFR + 4.500%) (2)	07/01/31	1,286,290	1,272,051

Renaissance Holdings Corp. 2024 1st Lien Term Loan

8.16% (1 mo. USD Term SOFR + 4.000%) (2)	04/05/30	6,981,670	6,068,956

			31,460,008

Telecommunications — 0.0%

Altice Financing SA 2022 USD Term Loan

9.32% (3 mo. USD Term SOFR + 5.000%) (2)	10/31/27	3,098,484	2,614,346

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Frontier Communications Corp. 2025 Term Loan B

6.65% (1 mo. USD Term SOFR + 2.500%) (2)	07/01/31		$1,980,239	$1,984,774

Zayo Group Holdings, Inc. USD Term Loan

7.28% (1 mo. USD Term SOFR + 3.000%) (2)	03/09/27		6,475,487	6,401,149

				11,000,269

Total Bank Loans

(Cost: $605,524,169)				583,441,008

Total Fixed Income Securities

(Cost: $31,993,017,879)				30,820,785,903

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.0%

Davide Campari-Milano NV (Italy)

2.38% (6)	01/17/29	EUR	14,300,000	16,219,114

Commercial Services — 0.1%

Worldline SA (France)

0.00% (5),(6)	07/30/26	EUR	27,407,200	30,696,332

Total Convertible Corporate Bonds

(Cost: $42,972,060)				46,915,446

Total Convertible Securities

(Cost: $42,972,060)				46,915,446

Issues	Shares	Value

COMMON STOCK — 0.0%

Media — 0.0%

SES SA (16)	38,764	$538,335

Telecommunications — 0.0%

Intelsat SA (7),(16)	1,305,664	731,172

Total Common Stock

(Cost: $—)		1,269,507

INVESTMENT COMPANIES — 0.6%

TCW Private Asset Income Fund — I Class (17)	17,949,766	180,036,154

Total Investment Companies

(Cost: $179,465,035)		180,036,154

MONEY MARKET INVESTMENTS — 14.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09%(18)	66,046,378	66,046,378

TCW Central Cash Fund, 4.14% (17),(18)	4,493,041,839	4,493,041,839

Total Money Market Investments

(Cost: $4,559,088,217)		4,559,088,217

PURCHASED OPTIONS(19) (0.0%) (Cost: $13,946,799)		2,597,702

Total Investments (110.0%) (Cost: $36,788,489,990)		35,610,692,929

Net unrealized appreciation/depreciation on Unfunded Commitments (0.0%)		465

Liabilities In Excess Of Other Assets (-10.0%)		(3,237,453,623)

Net Assets (100.0%)		$32,373,239,771

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
31,784	2-Year U.S. Treasury Note Futures	12/31/25	$6,622,394,045	$6,623,735,953	$1,341,908
8,100	U.S. Ultra Long Bond Futures	12/19/25	945,745,153	972,506,250	26,761,097
22,355	5-Year U.S. Treasury Note Futures	12/31/25	2,440,374,288	2,441,061,222	686,934
69	10-Year U.S. Treasury Note Futures	12/19/25	7,858,569	7,940,391	81,822
1,164	U.S. Long Bond Futures	12/19/25	132,616,466	135,715,125	3,098,659

			$10,148,988,521	$10,180,958,941	$31,970,420

Short Futures
399	3-Year Australian Bond Futures	12/15/25	$(28,353,055)	$(28,252,656)	$100,399
2,770	10-Year Australian Bond Futures	12/15/25	(208,653,207)	(208,092,885)	560,322
191	30-Year Euro-Buxl Futures	12/8/25	(25,314,884)	(25,692,169)	(377,285)
329	Euro-Bobl Futures	12/8/25	(45,479,385)	(45,542,391)	(63,006)
2,114	Euro-Bund Futures	12/8/25	(317,970,635)	(319,361,369)	(1,390,734)
195	Long Gilt Futures	12/29/25	(23,830,385)	(23,847,206)	(16,821)

			$(649,601,551)	$(650,788,676)	$(1,187,125)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (20)
Goldman Sachs & Co.(21)	AUD	14,694,240	10/07/25	$9,610,695	$9,739,340	$128,645
Goldman Sachs & Co.(21)	EUR	9,147,192	10/06/25	10,732,240	10,750,582	18,342
Goldman Sachs & Co.(21)	EUR	33,838,838	10/10/25	39,916,892	39,780,084	(136,808)
Goldman Sachs & Co.	EUR	190,631,338	10/10/25	224,043,101	224,101,391	58,290
Morgan Stanley & Co.	EUR	70,524,935	10/10/25	82,710,693	82,907,335	196,642
JPMorgan Chase Bank	EUR	13,391,626	10/10/25	15,740,145	15,742,858	2,713
Bank of New York	EUR	38,373,586	10/10/25	45,110,081	45,111,019	938

				$427,863,847	$428,132,609	$268,762

SELL (22)
Citibank N.A.(21)	AUD	22,850,605	10/10/25	$14,699,955	$15,146,049	$(446,094)
Goldman Sachs & Co.(21)	AUD	79,933,384	10/10/25	52,725,383	52,982,181	(256,798)
Goldman Sachs & Co.(21)	AUD	4,985,700	10/10/25	3,262,353	3,304,668	(42,315)
Goldman Sachs & Co.	AUD	265,511,414	10/10/25	175,473,467	175,988,721	(515,254)
Citibank N.A.	AUD	6,202,240	10/10/25	4,050,172	4,111,025	(60,853)
JPMorgan Chase Bank	AUD	5,129,342	10/10/25	3,347,207	3,399,878	(52,671)
Citibank N.A.(21)	EUR	15,381,266	10/10/25	18,007,084	18,081,829	(74,745)
Goldman Sachs & Co.(21)	EUR	26,197,192	10/10/25	30,922,696	30,796,759	125,937
Goldman Sachs & Co.	EUR	26,136,112	10/10/25	30,617,493	30,724,955	(107,462)
Bank of America	EUR	813,711,485	10/10/25	958,669,963	956,578,702	2,091,261
Citibank N.A.	EUR	4,959,045	10/10/25	5,808,729	5,829,729	(21,000)
Citibank N.A.(21)	GBP	17,745,171	10/10/25	24,086,219	23,890,580	195,638
Citibank N.A.(21)	GBP	9,916,000	10/10/25	13,316,671	13,350,053	(33,382)
Goldman Sachs & Co.(21)	GBP	134,241	10/10/25	181,944	180,731	1,213
Goldman Sachs & Co.	GBP	16,561,360	10/10/25	22,303,137	22,296,796	6,341
Citibank N.A.	GBP	42,244,000	10/10/25	57,400,513	56,873,705	526,808
Goldman Sachs & Co.	GBP	14,895,049	01/09/26	20,030,077	20,052,248	(22,171)

				$1,434,903,062	$1,433,588,609	$1,314,453

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

Swaptions

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	1/30/26	1,568,682,000	1,568,682,000	$195,301	$1,803,984	$(1,608,683)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	2/27/26	1,568,682,000	1,568,682,000	351,698	2,039,286	(1,687,588)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	1,568,682,000	1,568,682,000	584,648	2,630,680	(2,046,032)
5-Year Interest Rate Swap	Bank of America	4.22	1/30/26	655,513,000	655,513,000	284,952	2,032,091	(1,747,139)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	2/27/26	655,513,000	655,513,000	468,102	2,490,950	(2,022,848)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	3/31/26	655,513,000	655,513,000	713,001	2,949,808	(2,236,807)

Total Swaptions						$2,597,702	$13,946,799	$(11,349,097)

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $5,550,423,078 or 17.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is contractual payments to debt holders and fund expenses.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Security is not accruing interest.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $922,915,887 or 2.9% of net assets.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(11)	Restricted security (Note 11).
(12)	Perpetual maturity.
(13)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $636,534, at an interest rate of 9.91% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $350,997, at an interest rate of 1.75% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 7.71% per annum.
(16)	Non-income producing security.
(17)	Affiliated issuer.
(18)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(19)	See options table for description of purchased options.
(20)	Fund buys foreign currency, sells USD.
(21)	All or a portion of this security is owned by TCW MetWest Cayman Total Return Fund, Ltd.
(22)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

September 30, 2025

The summary of the Total Return Bond Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,736,327,625	$8,137,214,214	$5,380,500,000	4,493,041,839	$4,493,041,839	$63,572,504	$—	$—	$—
TCW Private Asset Income Fund — I Class
	36,136,726	143,328,309	—	17,949,766	180,036,154	5,575,715			571,119

Total					$4,673,077,993	$69,148,219	$—	$—	$571,119

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$11,480,981,661	$—	$11,480,981,661
U.S. Treasury Securities	—	6,471,468,207	—	6,471,468,207
Corporate Bonds	—	5,277,384,834	—	5,277,384,834
Residential Mortgage-Backed Securities — Non-Agency	—	3,587,745,132	—	3,587,745,132
Commercial Mortgage-Backed Securities — Non-Agency	—	1,342,203,029	61,201,443	1,403,404,472
Asset-Backed Securities	—	1,131,572,201	35,979,418	1,167,551,619
Bank Loans	—	583,441,008	—	583,441,008
Foreign Government Bonds	—	376,693,494	—	376,693,494
Commercial Mortgage-Backed Securities — Agency	—	236,316,228	—	236,316,228
Municipal Bonds	—	235,799,248	—	235,799,248

Total Fixed Income Securities	—	30,723,605,042	97,180,861	30,820,785,903

Convertible Securities
Convertible Corporate Bonds	—	46,915,446	—	46,915,446
Equity Securities
Money Market Investments	4,559,088,217	—	—	4,559,088,217
Investment Companies	180,036,154	—	—	180,036,154
Common Stock	—	538,335	731,172	1,269,507

Total Equity Securities	4,739,124,371	538,335	731,172	4,740,393,878

Swaptions
Purchased Swaptions — OTC	—	2,597,702	—	2,597,702
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	465	—	465

Total Investments	$4,739,124,371	$30,773,656,990	$97,912,033	$35,610,693,394

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,352,768	—	3,352,768
Futures Contracts
Interest Rate Risk	32,631,141	—	—	32,631,141

Total	$4,771,755,512	$30,777,009,758	$97,912,033	$35,646,677,303

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,847,846)	$—	$—	$(1,847,846)
Forward Currency Contracts
Foreign Currency Risk	—	(1,769,553)	—	(1,769,553)

Total	$(1,847,846)	$(1,769,553)	$—	$(3,617,399)

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Unaudited)	September 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 108.6% of Net Assets

ASSET-BACKED SECURITIES — 13.3%

AGL CLO 13 Ltd. Series 2021-13A, Class A1R

5.37% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/20/34	$150,000	$150,264

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	240,000	234,313

AmeriCredit Automobile Receivables Trust Series 2022-2, Class C

5.32%	04/18/28	320,000	322,343

Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R

5.42% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/21/34	150,000	150,186

CIFC Funding Ltd. Series 2014-1A, Class A1R

5.69% (3 mo. USD Term SOFR + 1.362%) (1),(2)	01/18/31	237,149	237,343

CIFC Funding Ltd. Series 2016-1A, Class AR3

5.33% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/21/31	213,428	213,165

DataBank Issuer LLC Series 2021-1A, Class A2

2.06% (1)	02/27/51	120,000	118,561

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

5.36% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	129,962	130,057

Dryden 72 CLO Ltd. Series 2019-72A, Class ARR

5.31% (3 mo. USD Term SOFR + 1.100%) (1),(2)	05/15/32	492,565	492,966

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

5.48% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29	230,867	231,066

Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR

5.56% (3 mo. USD Term SOFR + 1.240%) (1),(2)	04/16/34	350,000	350,336

GLS Auto Receivables Issuer Trust Series 2021-3A, Class D

1.48% (1)	07/15/27	93,659	92,844

Hotwire Funding LLC Series 2024-1A, Class A2

5.89% (1)	06/20/54	60,000	61,071

HPS Loan Management Ltd. Series 2021-16A, Class A1R

5.37% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/23/35	250,000	250,163

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

HTS Fund II LLC Series 2025-1, Class A

5.35% (1)	06/23/45	$100,000	$100,541

JG Wentworth XXII LLC Series 2010-3A, Class A

3.82% (1)	12/15/48	283,197	281,207

LCM 37 Ltd. Series 37A, Class A1R

5.38% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	137,515	137,523

Navient Private Education Refi Loan Trust Series 2021-CA, Class A

1.06% (1)	10/15/69	243,375	222,110

Navient Private Education Refi Loan Trust Series 2021-FA, Class A

1.11% (1)	02/18/70	164,378	146,769

Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class AR

5.47% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/25/35	350,000	350,236

Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR

5.72% (3 mo. USD Term SOFR + 1.400%) (1),(2)	04/15/31	250,000	250,434

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

0.00% (-3 mo. USD Term SOFR + 1.100%) (1),(2),(3)	04/20/34	200,000	200,238

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2

1.88% (1)	03/26/46	120,000	118,332

Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R

5.26% (3 mo. USD Term SOFR + 1.130%) (1),(2)	10/23/35	215,000	215,175

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2

2.17% (1)	10/15/46	200,000	194,804

Voya CLO Ltd. Series 2017-1A, Class A1R

5.53% (3 mo. USD Term SOFR + 1.212%) (1),(2)	04/17/30	107,698	107,757

Voya CLO Ltd. Series 2020-1A, Class ARR

5.32% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/16/34	225,000	225,293

Total Asset-Backed Securities
(Cost: $5,557,577)			5,585,097

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 27.9%

Federal Home Loan Mortgage Corp. REMICS Series 2368, Class AF (PAC)

5.44% (30 day USD SOFR Average + 1.064%) (2)	10/15/31	$22,302	$22,548

Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC)

5.09% (30 day USD SOFR Average + 0.714%) (2)	10/15/33	182,385	183,249

Federal Home Loan Mortgage Corp. REMICS Series 3085, Class FW

5.19% (30 day USD SOFR Average + 0.814%) (2)	08/15/35	138,601	139,505

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA

4.79% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	128,991	128,100

Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF

4.79% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	25,913	25,734

Federal Home Loan Mortgage Corp. REMICS Series 3895, Class BF

4.99% (30 day USD SOFR Average + 0.614%) (2)	07/15/41	81,711	81,153

Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5

4.99% (30 day USD SOFR Average + 0.614%) (2)	06/15/42	117,141	116,742

Federal National Mortgage Association, Pool #MA4805

4.50% (3)	11/01/52	555,574	541,522

Federal National Mortgage Association, Pool #254548

5.50%	12/01/32	28,458	29,253

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	19,901	20,505

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	23,957	25,292

Federal National Mortgage Association, Pool #762525

6.50%	11/01/33	6,497	6,880

Federal National Mortgage Association, Pool #AE0443

6.50%	10/01/39	28,864	31,052

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #770900

6.55% (1 yr. USD RFUCCT + 1.552%) (2)	04/01/34	$36,364	$36,463

Federal National Mortgage Association, Pool #555098

6.63% (1 yr. USD RFUCCT + 1.631%) (2)	11/01/32	3,545	3,557

Federal National Mortgage Association, Pool #655133

7.00%	08/01/32	3,910	4,129

Federal National Mortgage Association, Pool #655151

7.00%	08/01/32	2,252	2,378

Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/F)

8.50% (-30 day USD SOFR Average + 126.168%) (2)	09/25/31	277	288

Federal National Mortgage Association REMICS Series 2001-60, Class OF

5.42% (30 day USD SOFR Average + 1.064%) (2)	10/25/31	25,343	25,624

Federal National Mortgage Association REMICS Series 2002-30, Class FB

5.47% (30 day USD SOFR Average + 1.114%) (2)	08/25/31	19,385	19,537

Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F)

9.80% (-30 day USD SOFR Average + 99.197%) (2)	01/25/34	4,404	4,611

Federal National Mortgage Association REMICS Series 2004-60, Class FW

4.92% (30 day USD SOFR Average + 0.564%) (2)	04/25/34	13,737	13,741

Federal National Mortgage Association REMICS Series 2004-96, Class MT (I/F) (TAC)

7.00% (-30 day USD SOFR Average + 123.122%) (2)	12/25/34	10,049	10,640

Federal National Mortgage Association REMICS Series 2005-73, Class DF (PAC)

4.72% (30 day USD SOFR Average + 0.364%) (2)	08/25/35	29,249	29,079

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-68, Class SC (I/O) (I/F)

2.23% (-30 day USD SOFR Average + 6.586%) (2)	07/25/37	$36,018	$4,106

Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC)

4.87% (30 day USD SOFR Average + 0.514%) (2)	10/25/40	20,565	20,532

Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F)

1.76% (-30 day USD SOFR Average + 6.116%) (2)	11/25/36	122,836	11,583

Federal National Mortgage Association REMICS Series 2010-95, Class FB (PAC)

4.87% (30 day USD SOFR Average + 0.514%) (2)	09/25/40	18,898	18,859

Federal National Mortgage Association REMICS Series 2018-79, Class FA

4.72% (30 day USD SOFR Average + 0.364%) (2)	11/25/48	30,269	29,876

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	79,490	78,281

Federal National Mortgage Association REMICS Series 2020-10, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (2)	03/25/50	224,700	219,445

Federal National Mortgage Association REMICS Series 2024-73, Class FB

5.56% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	466,499	467,144

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	239,818	233,027

Government National Mortgage Association, Pool #MB0024

4.50%	11/20/54	120,778	117,383

Government National Mortgage Association, Pool #80614

4.63% (1 yr. CMT + 1.500%) (2)	07/20/32	3,217	3,256

Government National Mortgage Association, Pool #MA0331

4.63% (1 yr. CMT + 1.500%) (2)	08/20/42	31,546	32,258

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #80546

4.75% (1 yr. CMT + 1.500%) (2)	10/20/31	$2,542	$2,567

Government National Mortgage Association, Pool #80610

5.63% (1 yr. CMT + 1.500%) (2)	06/20/32	38,420	38,956

Government National Mortgage Association, Pool #80687

5.63% (1 yr. CMT + 1.500%) (2)	04/20/33	31,144	31,387

Government National Mortgage Association REMICS Series 2004-2, Class FW

5.79% (1 mo. USD Term SOFR + 1.514%) (2)	01/16/34	177,273	180,676

Government National Mortgage Association REMICS Series 2009-92, Class FC

5.06% (1 mo. USD Term SOFR + 0.914%)(2)	10/16/39	45,716	46,173

Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F)

0.60% (-1 mo. USD Term SOFR + 6.986%)(2)	06/16/37	744,397	14,301

Government National Mortgage Association REMICS Series 2023-113, Class FD

5.74% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	358,046	359,620

Government National Mortgage Association REMICS Series 2024-144, Class FD

5.54% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	467,119	468,626

Government National Mortgage Association REMICS Series 2024-148, Class AF

5.57% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	477,421	479,317

Government National Mortgage Association, TBA

4.00% (4)	05/01/52	250,000	235,140

4.50% (4)	08/01/54	225,000	218,247

5.00% (4)	04/01/55	500,000	497,403

5.50% (4)	04/01/55	300,000	302,262

Uniform Mortgage-Backed Security, TBA

3.50% (4)	02/01/37	675,000	654,412

4.00% (4)	09/01/37	1,000,000	983,879

4.00% (4)	02/01/52	575,000	542,038

4.50% (4)	04/01/40	1,425,000	1,423,984

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

4.50% (4)	06/01/54	$200,000	$194,028

5.00% (4)	03/01/40	1,525,000	1,541,516

5.00% (4)	03/01/55	575,000	570,323

5.50% (4)	03/01/55	150,000	151,275

Total Residential Mortgage-backed Securities — Agency

(Cost: $11,747,507)			11,673,462

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.6%

ALA Trust Series 2025-OANA, Class A

5.89% (1 mo. USD Term SOFR + 1.743%)(1),(2)	06/15/40	140,000	140,932

AOA Mortgage Trust Series 2021-1177, Class A

5.14% (1 mo. USD Term SOFR + 0.989%)(1),(2)	10/15/38	280,000	280,000

BPR Trust Series 2021-WILL, Class A

6.02% (1 mo. USD Term SOFR + 1.864%)(1),(2)	06/15/38	189,868	190,229

BX Commercial Mortgage Trust Series 2021-21M, Class A

4.99% (1 mo. USD Term SOFR + 0.844%)(1),(2)	10/15/36	59,504	59,462

BX Commercial Mortgage Trust Series 2021-XL2, Class A

4.95% (1 mo. USD Term SOFR + 0.803%)(1),(2)	10/15/38	53,316	53,305

BX Trust Series 2021-MFM1, Class A

4.96% (1 mo. USD Term SOFR + 0.814%)(1),(2)	01/15/34	21,622	21,617

Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class A

5.22% (1 mo. USD Term SOFR + 1.064%)(1),(2)	10/15/38	152,000	151,670

COMM Mortgage Trust Series 2016-787S, Class A

3.55% (1)	02/10/36	160,000	158,359

Great Wolf Trust Series 2024-WOLF, Class A

5.69% (1 mo. USD Term SOFR + 1.542%)(1),(2)	03/15/39	152,000	152,463

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A

6.24% (1 mo. USD Term SOFR + 2.091%)(1),(2)	03/15/28	125,000	125,700

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

HILT Commercial Mortgage Trust Series 2024-ORL, Class A

5.69% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37	$100,000	$100,280

Hilton USA Trust Series 2016-HHV, Class A

3.72% (1)	11/05/38	103,000	101,982

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.95% (1),(5)	09/06/38	163,000	160,351

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class B

2.95% (1),(5)	09/06/38	145,000	142,366

MF1 Ltd. Series 2020-FL4, Class A

5.96% (1 mo. USD Term SOFR + 1.814%)(1),(2)	12/15/35	70,650	70,776

NRTH Mortgage Trust Series 2024-PARK, Class A

5.79% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39	150,000	149,873

NYCT Trust Series 2024-3ELV, Class A

6.14% (1 mo. USD Term SOFR + 1.991%)(1),(2)	08/15/29	200,000	201,217

NYO Commercial Mortgage Trust Series 2021-1290, Class A

5.36% (1 mo. USD Term SOFR + 1.209%)(1),(2)	11/15/38	140,000	139,633

PGA Trust Series 2024-RSR2, Class A

6.04% (1 mo. USD Term SOFR + 1.891%)(1),(2)	06/15/39	173,000	173,273

SREIT Trust Series 2021-MFP, Class C

5.59% (1 mo. USD Term SOFR + 1.443%)(1),(2)	11/15/38	134,215	134,144

SREIT Trust Series 2021-MFP2, Class B

5.44% (1 mo. USD Term SOFR + 1.286%)(1),(2)	11/15/36	115,000	114,935

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38	140,000	138,117

Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A

5.47% (1 mo. USD Term SOFR + 1.314%)(1),(2)	05/15/31	200,000	199,568

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $3,142,229)			3,160,252

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL

4.89% (1 yr. MTA + 0.740%)(2)	05/25/44	$57,543	$57,546

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q010, Class APT

7.68% (5)	04/25/46	12,731	12,724

Government National Mortgage Association Series 2008-92, Class E

5.56% (5)	03/16/44	22,307	22,250

Government National Mortgage Association Series 2011-165 (I/O)

0.00% (5)	10/16/51	1,974,543	20

Government National Mortgage Association Series 2012-135 (I/O)

0.36% (5)	01/16/53	1,292,405	15,170

Government National Mortgage Association Series 2014-157, Class C

3.15% (5)	10/16/54	395,204	383,512

Total Commercial Mortgage-backed Securities — Agency

(Cost: $634,795)			491,222

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.2%

Aames Mortgage Trust Series 2002-1, Class A3

7.40%	06/25/32	6,870	6,791

Adjustable Rate Mortgage Trust Series 2005-1, Class 1A1

5.71% (5)	05/25/35	11,562	11,522

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (1)	07/25/59	81,547	79,647

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10, Class M3

4.95% (1 mo. USD Term SOFR + 0.789%)(2)	01/25/36	68,983	68,884

Banc of America Funding Trust Series 2003-2, Class 1A1

6.50%	06/25/32	2,245	2,286

Chase Home Lending Mortgage Trust Series 2024-8, Class A6A

5.50% (1),(5)	08/25/55	100,707	100,845

Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M2

4.71% (1 mo. USD Term SOFR + 0.549%)(2)	11/25/36	318,610	317,445

Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class A2D

4.81% (1 mo. USD Term SOFR + 0.384%)(2)	05/25/37	60,624	60,308

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1

6.50%	11/25/31	$9,864	$10,120

Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 4A2

7.46% (5)	11/25/32	12,477	12,429

FFMLT Trust Series 2005-FF8, Class M2

5.05% (1 mo. USD Term SOFR + 0.894%)(2)	09/25/35	74,280	74,220

First Franklin Mortgage Loan Trust Series 2006-FFH1, Class M1

4.83% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	392,639	386,755

HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M2

4.86% (1 mo. USD Term SOFR + 0.699%)(2)	01/25/36	41,174	41,062

IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1

5.53% (5)	10/25/34	63,283	59,872

JPMorgan Mortgage Trust Series 2005-A2, Class 9A1

6.75% (5)	04/25/35	26,617	26,288

MASTR Adjustable Rate Mortgages Trust Series 2004-12, Class 5A1

6.17% (5)	10/25/34	7,238	7,109

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.72% (5)	10/25/32	12,739	12,543

Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, Class 2A

6.10% (1 yr. USD Term SOFR + 2.340%)(2)	12/25/32	81,334	81,540

MortgageIT Trust Series 2005-1, Class 1A1

4.91% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	185,730	188,947

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

4.81% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/37	232,242	225,854

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4

5.85% (1 mo. USD Term SOFR + 1.689%)(2)	02/25/35	166,128	164,069

Residential Asset Mortgage Products Trust Series 2004-SL1, Class A2

8.50%	11/25/31	33,907	10,927

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1

4.77% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	$71,709	$71,279

Residential Asset Securitization Trust Series 2004-IP2, Class 2A1

3.87% (5)	12/25/34	45,257	41,254

Soundview Home Loan Trust Series 2005-OPT1, Class M2

4.95% (1 mo. USD Term SOFR + 0.789%)(2)	06/25/35	54,792	54,564

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1

6.38% (5)	06/25/33	12,130	11,979

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1

4.77% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35	61,175	53,251

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $2,190,702)			2,181,790

CORPORATE BONDS — 27.3%

Agriculture — 0.5%

Altria Group, Inc.

4.88%	02/04/28	70,000	71,161

Imperial Brands Finance PLC (United Kingdom)

6.13% (1)	07/27/27	135,000	139,346

			210,507

Banks — 13.5%

Bank of America Corp.

3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	70,000	68,909

3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28	985,000	980,735

Bank of New York Mellon

4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29	160,000	162,693

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27	815,000	799,539

Goldman Sachs Group, Inc.

1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	405,000	395,021

HSBC Holdings PLC (United Kingdom)

2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28	85,000	81,474

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	$1,185,000	$1,171,929

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%)(2)	05/11/27	50,000	49,196

Morgan Stanley

0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26	605,000	601,080

1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27	225,000	220,194

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	55,000	56,994

6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27	40,000	40,985

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27	105,000	103,056

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29	200,000	202,252

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28	560,000	544,410

5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29	175,000	181,393

			5,659,860

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27	150,000	142,756

Commercial Services — 0.7%

Global Payments, Inc.

2.15%	01/15/27	300,000	292,443

Grand Canyon University

5.13%	10/01/28	5,000	4,920

			297,363

Computers — 0.2%

Dell International LLC/EMC Corp.

4.75%	04/01/28	70,000	71,020

Diversified Financial Services — 1.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	300,000	294,855

Air Lease Corp.

3.63%	04/01/27	200,000	197,880

American Express Co.

4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29	100,000	101,581

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	87,000	83,707

			678,023

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Electric — 0.8%

Alliant Energy Finance LLC

5.95% (1)	03/30/29	$135,000	$141,314

Eversource Energy

2.90%	03/01/27	200,000	196,474

			337,788

Entertainment — 0.1%

Voyager Parent LLC

9.25% (1)	07/01/32	18,000	19,048

Gas — 1.3%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28	15,000	15,435

9.50% (1)	06/01/30	8,000	8,381

Southern Co. Gas Capital Corp.

3.88%	11/15/25	500,000	499,820

			523,636

Health Care-Products — 0.3%

Stryker Corp.

4.70%	02/10/28	120,000	121,782

Health Care-Services — 0.6%

HCA, Inc.

5.88%	02/15/26	250,000	250,335

Household Products/Wares — 0.0%

Spectrum Brands, Inc.

3.88% (1)	03/15/31	6,000	4,812

Lodging — 0.5%

Hyatt Hotels Corp.

5.05%	03/30/28	115,000	116,895

Las Vegas Sands Corp.

5.63%	06/15/28	90,000	92,052

			208,947

Media — 0.0%

DISH Network Corp.

11.75% (1)	11/15/27	3,000	3,178

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	5,000	4,426

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29	11,000	10,874

			18,478

Office/Business Equipment — 0.1%

Xerox Corp.

10.25% (1)	10/15/30	20,000	20,342

Oil & Gas — 0.1%

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(6)	09/18/30	30,000	30,564

Transocean International Ltd.

8.75% (1)	02/15/30	3,750	3,947

			34,511

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers — 0.6%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26	$10,000	$9,676

Berry Global, Inc.

5.50%	04/15/28	225,000	231,469

			241,145

Pharmaceuticals — 0.6%

1261229 BC Ltd.

10.00% (1)	04/15/32	15,000	15,415

Bayer U.S. Finance LLC (Germany)

6.25% (1)	01/21/29	220,000	231,321

			246,736

Pipelines — 0.1%

Venture Global LNG, Inc.

8.13% (1)	06/01/28	20,000	20,727

9.88% (1)	02/01/32	20,000	21,793

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36	11,000	11,712

			54,232

REIT — 3.3%

American Tower Corp. (REIT)

5.25%	07/15/28	250,000	257,142

Crown Castle, Inc.

3.80%	02/15/28	135,000	133,493

Extra Space Storage LP

3.88%	12/15/27	205,000	203,647

5.70%	04/01/28	135,000	139,524

Healthcare Realty Holdings LP

3.63%	01/15/28	220,000	216,421

Hudson Pacific Properties LP

3.95%	11/01/27	50,000	48,178

VICI Properties LP/VICI Note Co., Inc.

5.75% (1)	02/01/27	285,000	288,674

WP Carey, Inc.

4.65%	07/15/30	110,000	110,738

			1,397,817

Retail — 0.3%

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26	70,000	69,353

5.88% (1)	04/01/29	40,000	37,248

Papa John’s International, Inc.

3.88% (1)	09/15/29	10,000	9,609

			116,210

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Savings & Loans — 0.5%

Nationwide Building Society (United Kingdom)

2.97% (1 day USD SOFR + 1.290%) (1),(2)	02/16/28	$200,000	$196,418

Semiconductors — 0.2%

Foundry JV Holdco LLC

5.50% (1)	01/25/31	95,000	98,730

Software — 0.1%

Oracle Corp.

4.80%	08/03/28	50,000	50,853

Telecommunications — 1.0%

Altice Financing SA (Luxembourg)

5.75% (1)	08/15/29	5,000	3,761

EchoStar Corp.

10.75%	11/30/29	2,200	2,423

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29	175,000	176,290

T-Mobile USA, Inc.

2.25%	02/15/26	200,000	198,464

Zayo Group Holdings, Inc.

9.25% (1),(7)	03/09/30	22,122	21,183

			402,121

Total Corporate Bonds

(Cost: $11,136,198)			11,403,470

MUNICIPAL BONDS — 0.1%

Commonwealth of Massachusetts, Revenue Bonds

4.11%	07/15/31	56,378	56,595

Total Municipal Bonds

(Cost: $55,315)			56,595

U.S. TREASURY SECURITIES — 22.2%

U.S. Treasury Bonds

4.75%	08/15/55	6,000	6,022

U.S. Treasury Notes

3.38%	09/15/28	820,000	814,459

3.50%	09/30/27	7,075,000	7,060,352

3.63%	09/30/30	1,435,000	1,427,769

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

Total U.S. Treasury Securities

(Cost: $9,319,069)			$9,308,602

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%

U.S. International Development Finance Corp.

1.49%	08/15/31	$1,738,378	1,606,105

Total U.S. Government Agency Obligations

(Cost: $1,744,837)			1,606,105

Total Fixed Income Securities

(Cost: $45,528,229)			45,466,595

CONVERTIBLE SECURITIES — 0.1%

Convertible Corporate Bonds — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (8),(9)	07/30/26	EUR 30,000	33,600

Total Convertible Corporate Bonds

(Cost: $31,909)			33,600

Issues		Shares	Value

MONEY MARKET INVESTMENTS—13.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09% (10)		198,704	198,704

TCW Central Cash Fund, 4.14% (10),(11)		5,334,414	5,334,414

Total Money Market Investments

(Cost: $5,533,118)			5,533,118

PURCHASED OPTIONS (12) (0.0%) (Cost: $19,216)			3,579

Total Investments (121.9%) (Cost: $51,112,472)			51,036,892

Liabilities In Excess Of Other Assets (-21.9%)			(9,182,745)

Net Assets (100.0%)			$41,854,147

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
52	2-Year U.S. Treasury Note Futures	12/31/25	$10,830,305	$10,836,719	$6,414

			$10,830,305	$10,836,719	$6,414

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

September 30, 2025

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
22	10-Year U.S. Treasury Note Futures	12/19/25	$(2,501,676)	$(2,531,719)	$(30,043)
51	5-Year U.S. Treasury Note Futures	12/31/25	(5,570,790)	(5,568,961)	1,829
4	U.S. Ultra Long Bond Futures	12/19/25	(467,492)	(480,250)	(12,758)

			$(8,539,958)	$(8,580,930)	$(40,972)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Goldman Sachs & Co.	EUR	95,737	10/10/25	$112,181	$112,546	$365

				$112,181	$112,546	$365

SELL (14)
Citibank N.A.	EUR	144,100	10/10/25	$169,771	$169,400	$371

				$169,771	$169,400	$371

Swaptions

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	1/30/26	2,162,000	2,162,000	$269	$2,486	$(2,217)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	2/27/26	2,162,000	2,162,000	485	2,811	(2,326)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	2,162,000	2,162,000	806	3,626	(2,820)
5-Year Interest Rate Swap	Bank of America	4.22	1/30/26	903,000	903,000	392	2,799	(2,407)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	2/27/26	903,000	903,000	645	3,431	(2,786)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	3/31/26	903,000	903,000	982	4,063	(3,081)

Total Swaptions						$3,579	$19,216	$(15,637)

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Unaudited) (Continued)

PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $10,443,538 or 25.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Perpetual maturity.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $33,600 or 0.1% of net assets.
(9)	Security is not accruing interest.
(10)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(11)	Affiliated issuer.
(12)	See options table for description of purchased options.
(13)	Fund buys foreign currency, sells USD.
(14)	Fund sells foreign currency, buys USD.

The summary of the Ultra Short Bond Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,349,875	$74,584,539	$70,600,000	5,334,414	$5,334,414	$128,254	$—	$—	$—

Total					$5,334,414	$128,254	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$11,673,462	$—	$11,673,462
Corporate Bonds	—	11,403,470	—	11,403,470
U.S. Treasury Securities	—	9,308,602	—	9,308,602
Asset-Backed Securities	—	5,585,097	—	5,585,097
Commercial Mortgage-Backed Securities — Non-Agency	—	3,160,252	—	3,160,252
Residential Mortgage-Backed Securities — Non-Agency	—	2,181,790	—	2,181,790
U.S. Government Agency Obligations	—	1,606,105	—	1,606,105
Commercial Mortgage-Backed Securities — Agency	—	491,222	—	491,222
Municipal Bonds	—	56,595	—	56,595

Total Fixed Income Securities	—	45,466,595	—	45,466,595

Convertible Securities
Convertible Corporate Bonds	—	33,600	—	33,600
Equity Securities
Money Market Investments	5,533,118	—	—	5,533,118
Swaptions
Purchased Swaptions — OTC	—	3,579	—	3,579

Total Investments	$5,533,118	$45,503,774	$—	$51,036,892

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	736	—	736
Futures Contracts
Interest Rate Risk	8,243	—	—	8,243

Total	$5,541,361	$45,504,510	$—	$51,045,871

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(42,801)	$—	$—	$(42,801)

Total	$(42,801)	$—	$—	$(42,801)

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES —106.3% of Net Assets

ASSET-BACKED SECURITIES — 11.3%

321 Henderson Receivables VI LLC Series 2010-1A, Class B

9.31% (1)	07/15/61	$70,285	$71,218

AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB

0.00% (1),(2)	04/19/38	3,100,000	2,375,701

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	3,700,000	3,950,102

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54	1,200,000	1,294,382

ALLO Issuer LLC Series 2025-1A, Class C

8.10% (1)	04/20/55	5,590,000	5,708,994

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1),(3)	02/20/28	8,500,000	8,322,186

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E

8.36% (30 day USD SOFR Average + 3.500%) (1),(4)	06/25/47	5,619,697	5,714,808

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(5),(6)	06/12/28	19,250	1,326,610

Carvana Auto Receivables Trust Series 2021-N4, Class R

0.00% (1),(5),(6)	09/12/28	26,800	1,061,171

Carvana Auto Receivables Trust Series 2021-P4, Class R

0.00% (1),(5),(6)	09/11/28	14,200	1,770,533

Carvana Auto Receivables Trust Series 2022-N1, Class R

0.00% (1),(5),(6)	12/11/28	71,000	3,266,874

Carvana Auto Receivables Trust Series 2022-P2, Class R

0.00% (1),(5),(6)	05/10/29	54,850	6,509,924

Carvana Auto Receivables Trust Series 2023-P3, Class R

0.00% (1),(5)	08/12/30	16,200	1,783,316

CIFC Funding Ltd. Series 2014-1A, Class BR2

5.99% (3 mo. USD Term SOFR + 1.662%) (1),(4)	01/18/31	8,525,000	8,543,141

CIT Education Loan Trust Series 2007-1, Class B

4.93% (90 day USD SOFR Average + 0.562%) (1),(4)	06/25/42	801,316	748,611

Clover CLO LLC Series 2018-1A, Class B1R

6.28% (3 mo. USD Term SOFR + 1.950%) (1),(4)	04/20/37	9,300,000	9,332,978

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (1)	12/26/51	$2,500,000	$2,441,106

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C

9.41% (1)	05/20/55	8,142,000	8,574,321

DataBank Issuer LLC Series 2021-1A, Class A2

2.06% (1)	02/27/51	6,047,860	5,975,363

Elmwood CLO 30 Ltd. Series 2024-6A, Class B

6.07% (3 mo. USD Term SOFR + 1.750%) (1),(4)	07/17/37	6,000,000	6,023,838

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51	2,810,000	2,729,347

Flexential Issuer LLC Series 2021-1A, Class C

6.93% (1)	11/27/51	9,755,000	9,602,319

GBX Leasing LLC Series 2022-1, Class A

2.87% (1)	02/20/52	8,645,334	8,165,704

Goal Capital Funding Trust Series 2006-1, Class B

5.30% (3 mo. USD LIBOR + 0.450%) (4)	08/25/42	145,688	141,807

GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A, Class B

6.13% (3 mo. USD Term SOFR + 1.800%) (1),(4)	07/20/37	5,240,000	5,259,933

GoldenTree Loan Management U.S. CLO 25 Ltd. Series 2025-25A, Class D

7.82% (3 mo. USD Term SOFR + 3.500%) (1),(4)	04/20/38	6,325,000	6,407,503

Hertz Vehicle Financing III LP Series 2021-2A, Class C

2.52% (1)	12/27/27	5,569,500	5,421,413

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	4,225,000	4,133,924

HPS Loan Management Ltd. Series 2024-20A, Class B1

6.17% (3 mo. USD Term SOFR + 1.850%) (1),(4)	07/25/37	4,850,000	4,867,130

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E

10.99% (30 day USD SOFR Average + 6.600%) (1),(4)	09/20/33	2,907,613	2,919,672

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB

0.00% (1),(2)	01/15/38	$8,000,000	$6,390,480

Invesco U.S. CLO Ltd. Series 2024-4A, Class Y

0.05% (1),(2),(3)	01/15/38	8,000,000	1

Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR

6.08% (3 mo. USD Term SOFR + 1.750%) (1),(4)	10/22/34	8,000,000	8,011,792

Magnetite XLII Ltd. Series 2024-42A, Class SUB

0.00% (1),(2)	01/25/38	6,050,000	4,846,812

Magnetite XXI Ltd. Series 2019-21A, Class BR

5.94% (3 mo. USD Term SOFR + 1.612%) (1),(4)	04/20/34	8,000,000	8,004,960

NCFA LLC

2.75% (7)	06/12/28	7,192,445	7,192,445

Ncfa LLC Loan Participation 3

7.90% (2)	04/11/30	2,670,000	2,670,000

NCFA LLC – Loan Participation 2

3.14% (7)	12/19/27	9,988,427	9,988,427

Nelnet Student Loan Trust Series 2006-2, Class B

4.80% (90 day USD SOFR Average + 0.462%) (4)	01/25/38	2,083,625	1,888,267

New Mountain CLO 8 Ltd. Series CLO-8A, Class M

0.00% (1),(3),(5),(8)	10/20/38	650,000	—

New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB

0.00% (1),(2),(8)	10/20/38	6,500,000	5,373,550

Newday Funding Master Issuer PLC Series 2024-2X, Class E

7.87% (1 day GBP SONIA + 3.900%) (4),(9)	07/15/32	GBP 1,700,000	2,338,597

OCP CLO Ltd. Series 2025-44A, Class SUB

0.00% (1),(2)	10/24/38	4,750,000	3,984,775

Owl Rock CLO XV LLC Series 2024-15A, Class A

6.63% (3 mo. USD Term SOFR + 2.300%) (1),(4)	01/20/36	4,650,000	4,669,186

Palmer Square CLO Ltd. Series 2024-3A, Class SUB

0.00% (1),(2)	07/20/37	3,975,000	3,444,938

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class CR

7.38% (3 mo. USD Term SOFR + 3.150%) (1),(4)	01/20/34	$4,500,000	$4,515,741

Rad CLO 22 Ltd. Series 2023-22A, Class D

9.33% (3 mo. USD Term SOFR + 5.000%) (1),(4)	01/20/37	3,940,000	3,970,377

Rad CLO 7 Ltd. Series 2020-7A, Class B1R

6.22% (3 mo. USD Term SOFR + 1.900%) (1),(4)	04/17/36	7,280,000	7,289,348

Rockford Tower CLO Ltd. Series 2025-2A, Class D1

7.63% (3 mo. USD Term SOFR + 3.350%) (1),(4)	03/31/38	6,710,000	6,741,517

Serenity-Peace Park CLO Ltd. Series 2025-1A, Class SUB

0.00% (1),(2)	10/24/38	6,400,000	5,325,171

Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB

0.00% (1),(2)	07/17/38	4,900,000	2,987,177

Skyline Aviation, Inc. Class A

3.23% (7)	07/03/38	7,547,942	7,076,195

SLC Student Loan Trust Series 2004-1, Class B

4.90% (90 day USD SOFR Average + 0.552%)(4)	08/15/31	260,147	229,752

SLM Student Loan EDC Repackaging Trust Series 2013-M1, Class M1R

0.00% (1),(5),(6),(7)	10/28/29	6,250	1,244,871

SLM Student Loan Trust Series 2003-12, Class B

5.22% (90 day USD SOFR Average + 0.852%) (4)	12/15/68	1,866,190	1,802,247

SLM Student Loan Trust Series 2003-7, Class B

5.20% (90 day USD SOFR Average + 0.832%) (4)	09/15/39	1,320,232	1,257,306

SLM Student Loan Trust Series 2004-10, Class B

4.97% (90 day USD SOFR Average + 0.632%) (4)	01/25/40	4,669,268	4,042,777

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2004-2, Class B

5.07% (90 day USD SOFR Average + 0.732%) (4)	07/25/39	$228,105	$217,840

SLM Student Loan Trust Series 2005-3, Class B

4.75% (90 day USD SOFR Average + 0.412%) (4)	04/25/40	1,549,248	1,486,488

SLM Student Loan Trust Series 2006-8, Class B

4.83% (90 day USD SOFR Average + 0.492%) (4)	01/25/41	1,633,866	1,530,130

SLM Student Loan Trust Series 2007-7, Class B

5.35% (90 day USD SOFR Average + 1.012%) (4)	10/27/70	2,195,000	2,219,253

SLM Student Loan Trust Series 2007-8, Class B

5.60% (90 day USD SOFR Average + 1.262%) (4)	04/27/83	2,605,955	2,504,800

SLM Student Loan Trust Series 2008-2, Class B

5.80% (90 day USD SOFR Average + 1.462%) (4)	01/25/83	1,000,000	1,031,441

SLM Student Loan Trust Series 2008-3, Class B

5.80% (90 day USD SOFR Average + 1.462%) (4)	04/26/83	710,000	717,548

SLM Student Loan Trust Series 2008-4, Class A4

6.25% (90 day USD SOFR Average + 1.912%) (4)	07/25/22	322,938	323,855

SLM Student Loan Trust Series 2008-4, Class B

6.45% (90 day USD SOFR Average + 2.112%) (4)	04/25/73	710,000	729,206

SLM Student Loan Trust Series 2008-5, Class B

6.45% (90 day USD SOFR Average + 2.112%) (4)	07/25/73	7,315,000	7,550,632

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-6, Class A4

5.70% (90 day USD SOFR Average + 1.362%) (4)	07/26/83	$2,824,259	$2,794,232

SLM Student Loan Trust Series 2008-6, Class B

6.45% (90 day USD SOFR Average + 2.112%) (4)	07/26/83	710,000	719,378

SLM Student Loan Trust Series 2008-7, Class B

6.45% (90 day USD SOFR Average + 2.112%) (4)	07/26/83	820,000	815,889

SLM Student Loan Trust Series 2012-1, Class A3

5.42% (30 day USD SOFR Average + 1.064%) (4)	09/25/28	381,589	373,837

SLM Student Loan Trust Series 2012-2, Class A

5.17% (30 day USD SOFR Average + 0.814%) (4)	01/25/29	609,877	593,450

SLM Student Loan Trust Series 2012-7, Class B

6.27% (30 day USD SOFR Average + 1.914%) (4)	09/25/43	2,200,000	2,122,471

SLM Student Loan Trust Series 2014-1, Class A3

5.07% (30 day USD SOFR Average + 0.714%) (4)	02/26/29	520,978	506,096

Structured Receivables Finance LLC Series 2010-A, Class B

7.61% (1)	01/16/46	822,189	830,801

Structured Receivables Finance LLC Series 2010-B, Class B

7.97% (1)	08/15/36	827,741	843,446

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54	4,715,000	4,875,703

TIAA CLO IV Ltd. Series 2018-1A, Class A2R

6.08% (3 mo. USD Term SOFR + 1.750%) (1),(4)	01/20/32	8,000,000	8,018,536

TIF Funding II LLC Series 2021-1A, Class B

2.54% (1)	02/20/46	2,462,167	2,235,993

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R

7.38% (3 mo. USD Term SOFR + 3.100%) (1),(4)	03/20/38		$3,040,000	$3,079,076

Triton Container Finance VIII LLC Series 2021-1A, Class B

2.58% (1)	03/20/46		1,892,638	1,747,118

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class E

8.09% (30 day USD SOFR Average + 3.700%) (1),(4)	09/25/32		1,600,000	1,603,973

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class R

10.89% (30 day USD SOFR Average + 6.500%) (1),(4)	09/25/32		2,875,000	2,882,099

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (1)	05/28/39	GBP	5,350,000	7,385,942

Wireless PropCo Funding LLC Series 2025-1A, Class C

8.51% (1)	06/25/55		1,250,000	1,278,813

Total Asset-Backed Securities

(Cost: $342,919,879)				310,748,684

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.8%

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00%	09/01/52		7,970,435	7,544,814

Federal Home Loan Mortgage Corp., Pool #SD8256

4.00%	10/01/52		16,558,857	15,672,050

Federal Home Loan Mortgage Corp., Pool #SD8265

4.00%	11/01/52		24,671,175	23,346,096

Federal Home Loan Mortgage Corp., Pool #SD5323

4.00%	01/01/54		3,123,229	2,955,482

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50% (8)	09/01/52		6,119,191	5,966,305

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50% (8)	10/01/52		13,988,779	13,637,110

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8275

4.50%	12/01/52	$30,189,108	$29,425,507

Federal Home Loan Mortgage Corp., Pool #SD8347

4.50%	08/01/53	9,788,988	9,532,477

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)

13.67% (-30 day USD SOFR Average + 42.091%) (4)	07/15/37	4,504	6,384

Federal Home Loan Mortgage Corp. REMICS Series 3404, Class AS (I/O) (I/F)

1.41% (-30 day USD SOFR Average + 5.781%) (4)	01/15/38	23,845	2,072

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

1.41% (-30 day USD SOFR Average + 5.786%) (4)	04/15/38	18,196	1,184

Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC)

0.00% (5)	11/15/33	6,321	5,717

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.12% (-30 day USD SOFR Average + 6.496%) (4)	04/15/42	47,053	5,399

Federal Home Loan Mortgage Corp. REMICS Series 5468, Class SE (I/O) (I/F)

0.99% (-30 day USD SOFR Average + 5.350%) (4)	10/25/54	24,940,777	1,840,956

Federal Home Loan Mortgage Corp. REMICS Series 5473, Class SL (I/O) (I/F)

0.99% (-30 day USD SOFR Average + 5.350%) (4)	11/25/54	41,451,820	2,490,375

Federal Home Loan Mortgage Corp. REMICS Series 5496, Class S (I/O) (I/F)

1.54% (-30 day USD SOFR Average + 5.900%) (4)	01/25/55	28,394,686	2,181,235

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5512, Class LS (I/O) (I/F)

1.54% (-30 day USD SOFR Average + 5.896%) (4)	03/25/55	$12,922,133	$970,144

Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F)

0.69% (-30 day USD SOFR Average + 5.050%) (4)	06/25/55	36,373,842	2,217,034

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)

3.97% (-30 day USD SOFR Average + 10.500%) (4)	06/25/55	4,156,075	4,006,242

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)

4.04% (-30 day USD SOFR Average + 10.575%) (4)	06/25/55	4,248,871	4,012,019

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)

4.41% (-30 day USD SOFR Average + 11.667%) (4)	06/25/55	4,122,495	4,013,162

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F)

3.97% (-30 day USD SOFR Average + 10.500%) (4)	06/25/55	1,392,785	1,345,010

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O)

1.54% (-30 day USD SOFR Average + 5.900%) (4)	09/25/55	27,094,634	2,783,609

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	34,757,116	4,624,290

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	14,935,573	12,114,566

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	14,424,691	11,686,118

Federal National Mortgage Association, Pool #FS8274

2.00%	04/01/52	16,066,601	13,016,306

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CB0176

2.50%	04/01/51	$3,066,953	$2,588,323

Federal National Mortgage Association, Pool #FM8658

2.50%	09/01/51	6,914,053	5,833,702

Federal National Mortgage Association, Pool #FM9086

2.50%	10/01/51	10,842,542	9,147,927

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	22,837,561	19,344,414

Federal National Mortgage Association, Pool #MA4599

3.00%	05/01/52	6,802,724	5,997,466

Federal National Mortgage Association, Pool #FS6943

3.00%	06/01/52	22,911,514	20,141,610

Federal National Mortgage Association, Pool #MA4656

4.50% (8)	07/01/52	11,367,951	11,087,441

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	15,696,795	15,304,615

Federal National Mortgage Association, Pool #MA4784

4.50% (8)	10/01/52	11,314,126	11,029,696

Federal National Mortgage Association, Pool #FS9442

4.50%	03/01/53	2,951,041	2,876,397

Federal National Mortgage Association, Pool #MA5037

4.50%	06/01/53	1,928,171	1,877,845

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	11,821,292	11,773,890

Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)

2.00%	06/25/51	7,336,972	960,102

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	27,546,413	3,604,237

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	15,855,237	2,046,149

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	42,038,092	5,497,930

Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O)

2.00%	10/25/52	14,031,654	1,832,536

Federal National Mortgage Association REMICS Series 2006-11, Class PS (I/F) (PAC)

8.17% (-30 day USD SOFR Average + 24.147%) (4)	03/25/36	7,712	9,105

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2006-8, Class HJ (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%) (4)	03/25/36	$318,370	$31,718

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

1.58% (-30 day USD SOFR Average + 5.936%) (4)	06/25/37	16,263	1,494

Federal National Mortgage Association REMICS Series 2007-77, Class SK (I/O) (I/F)

1.40% (-30 day USD SOFR Average + 5.756%) (4)	08/25/37	42,007	3,522

Federal National Mortgage Association REMICS Series 2007-88, Class JI (I/O) (I/F)

1.98% (-30 day USD SOFR Average + 6.336%) (4)	04/25/37	343,320	34,156

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

2.53% (-30 day USD SOFR Average + 6.886%) (4)	03/25/38	24,337	2,881

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

1.73% (-30 day USD SOFR Average + 6.086%) (4)	07/25/38	56,998	4,161

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%) (4)	10/25/40	18,645	1,656

Federal National Mortgage Association REMICS Series 2013-5, Class GF

5.00% (30 day USD SOFR Average + 1.214%) (4)	10/25/42	118,687	115,372

Federal National Mortgage Association REMICS Series 2014-49, Class CF

5.47% (30 day USD SOFR Average + 1.114%) (4)	07/25/43	4,570,881	4,620,610

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2024-98, Class SC (I/O) (I/F)

1.59% (-30 day USD SOFR Average + 5.950%) (4)	12/25/54	$11,463,573	$1,077,687

Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F)

1.62% (-30 day USD SOFR Average + 5.980%) (4)	12/25/54	7,960,669	749,980

Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O)

0.84% (-30 day USD SOFR Average + 5.200%) (4)	06/25/55	14,497,816	800,426

Government National Mortgage Association, Pool #MA8427

4.50%	11/20/52	11,994,524	11,718,696

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	10,983,681	10,672,629

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	43,043	8,147

Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F)

0.60% (-1 mo. USD Term SOFR + 6.986%) (4)	06/16/37	272,396	5,233

Government National Mortgage Association REMICS Series 2011-81, Class IC (I/O) (I/F)

0.62% (-1 mo. USD Term SOFR + 6.606%) (4)	07/20/35	293,284	4,917

Government National Mortgage Association REMICS Series 2013-135, Class CS (I/O) (I/F)

1.94% (-1 mo. USD Term SOFR + 6.086%) (4)	09/16/43	1,079,792	112,992

Government National Mortgage Association REMICS Series 2017-136 (I/O)

5.00%	09/20/47	199,989	42,304

Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F)

1.01% (-30 day USD SOFR Average + 5.400%) (4)	09/20/54	16,801,810	1,099,776

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2024-154, Class SB (I/O) (I/F)

1.01% (-30 day USD SOFR Average + 5.400%) (4)	09/20/54	$19,646,714	$1,175,630

Government National Mortgage Association REMICS Series 2024-160, Class KS (I/O) (I/F)

1.09% (-30 day USD SOFR Average + 5.480%) (4)	10/20/54	21,910,915	1,327,554

Government National Mortgage Association REMICS Series 2024-30, Class AF

5.64% (30 day USD SOFR Average + 1.250%) (4)	02/20/54	836,106	838,626

Government National Mortgage Association, TBA

3.50% (10)	02/01/52	28,575,000	26,060,171

4.00% (10)	05/01/52	23,225,000	21,844,529

4.50% (10)	08/01/54	15,425,000	14,962,065

5.00% (10)	04/01/55	32,600,000	32,430,659

5.50% (10)	04/01/55	41,575,000	41,888,475

Uniform Mortgage-Backed Security, TBA

2.00% (10)	10/01/51	3,075,000	2,480,369

2.50% (10)	11/01/51	5,850,000	4,931,275

3.00% (10)	12/01/51	9,975,000	8,764,060

4.00% (10)	02/01/52	40,825,000	38,484,727

4.50% (10)	06/01/54	17,000,000	16,492,423

5.00% (10)	03/01/55	50,375,000	49,965,275

Total Residential Mortgage-backed Securities — Agency

(Cost: $597,085,248)			599,109,243

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 12.6%

245 Park Avenue Trust Series 2017-245P, Class A

3.51% (1)	06/05/37	5,000,000	4,903,279

245 Park Avenue Trust Series 2017-245P, Class E

3.78% (1),(2)	06/05/37	7,400,000	7,035,554

280 Park Avenue Mortgage Trust Series 2017-280P, Class D

6.05% (1 mo. USD Term SOFR + 1.836%) (1),(4)	09/15/34	5,537,500	5,441,681

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.64% (1 mo. USD Term SOFR + 2.419%) (1),(4)	09/15/34	5,889,000	5,712,228

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B

8.37% (30 day USD SOFR Average + 4.000%) (1),(4)	06/25/27	$2,524,703	$2,520,170

AMSR Trust Series 2021-SFR3, Class G

3.80% (1)	10/17/38	5,000,000	4,900,033

AMSR Trust Series 2022-SFR1, Class F

6.02% (1)	03/17/39	4,500,000	4,482,498

AMSR Trust Series 2022-SFR3, Class E1

4.00% (1)	10/17/39	10,000,000	9,710,684

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (1),(2),(3)	08/10/38	7,845,000	7,654,812

BAMLL Commercial Mortgage Securities Trust Series 2020-BOC, Class X (I/O)

0.57% (1),(2)	01/15/32	98,610,000	403,552

BBCMS Trust Series 2015-SRCH, Class D

5.12% (1),(2)	08/10/35	1,540,000	1,453,827

BGME Trust Series 2021-VR, Class B

3.09% (1),(2)	01/10/43	3,300,000	2,794,668

BGME Trust Series 2021-VR, Class D

3.09% (1),(2)	01/10/43	3,300,000	2,423,521

Blackstone Industrial Portfolio

2.23% (7)	04/09/27	2,079,482	2,060,975

BX Commercial Mortgage Trust Series 2020-VIVA, Class D

3.67% (1),(2)	03/11/44	5,000,000	4,623,201

BX Trust Series 2019-OC11, Class E

4.08% (1),(2)	12/09/41	7,410,000	6,842,393

BX Trust Series 2021-ARIA, Class G

7.41% (1 mo. USD Term SOFR + 3.257%) (1),(4)	10/15/36	3,000,000	2,987,672

BX Trust Series 2021-LBA, Class EJV

6.27% (1 mo. USD Term SOFR + 2.114%) (1),(4)	02/15/36	1,500,000	1,498,302

BX Trust Series 2022-FOX2, Class E

7.11% (1 mo. USD Term SOFR + 2.959%) (1),(4)	04/15/39	2,583,700	2,576,126

BX Trust Series 2023-LIFE, Class C

5.88% (1)	02/15/28	4,362,000	4,204,968

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2024-PAT, Class A

6.24% (1 mo. USD Term SOFR + 2.090%) (1),(4)	03/15/41		$5,236,000	$5,246,112

BX Trust Series 2025-VLT6, Class E

7.34% (1 mo. USD Term SOFR + 3.191%) (1),(4)	03/15/42		5,405,000	5,409,431

BX Trust Series 2025-VLT7, Class D

7.40% (1 mo. USD Term SOFR + 3.250%) (1),(4)	07/15/44		4,000,000	4,041,986

BXHPP Trust Series 2021-FILM, Class E

6.26% (1 mo. USD Term SOFR + 2.114%) (1),(4)	08/15/36		5,367,000	4,677,013

Caister Finance DAC Series 1A, Class D

7.88% (1 day GBP SONIA + 3.900%) (1),(4)	08/17/35	GBP	1,442,000	1,946,573

Caister Finance DAC Series 1A, Class E

9.73% (1 day GBP SONIA + 5.750%) (1),(4)	08/17/35	GBP	1,100,000	1,477,539

CD Mortgage Trust Series 2016-CD1, Class XA (I/O)

1.47% (2)	08/10/49		56,235,631	190,824

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.57% (1),(2)	04/15/42		7,232,000	7,392,825

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (2)	10/15/45		8,525,699	157,422

CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O)

2.15% (1),(2)	10/15/52		618,129	1,347

CoreVest American Finance Ltd. Series 2020-1, Class A2

2.30% (1)	03/15/50		2,390,934	2,266,152

CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O)

3.98% (1),(2)	12/15/52		2,635,958	12,988

CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O)

2.93% (1),(2)	12/15/52		12,500,000	463,570

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CoreVest American Finance Ltd. Series 2021-3, Class XA (I/O)

2.52% (1),(2)	10/15/54	$52,387,289	$1,060,806

CRSNT Trust Series 2021-MOON, Class C

5.82% (1 mo. USD Term SOFR + 1.664%) (1),(4)	04/15/36	3,000,000	2,956,653

CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)

1.69% (2)	06/15/52	87,897,932	3,995,893

CSMC Trust Series 2021-BPNY, Class A

7.98% (1 mo. USD Term SOFR + 3.829%) (1),(4)	08/15/26	11,772,943	11,189,461

DOLP Trust Series 2021-NYC, Class D

3.70% (1),(2)	05/10/41	4,740,000	4,096,856

DROP Mortgage Trust Series 2021-FILE, Class D

7.01% (1 mo. USD Term SOFR + 2.864%) (1),(4)	10/15/43	3,145,000	2,694,037

FRTKL Group, Inc. Series 2021-SFR1, Class G

4.11% (1)	09/17/38	9,435,000	9,155,399

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40	8,000,000	7,117,857

Grace Trust Series 2020-GRCE, Class D

2.77% (1),(2)	12/10/40	2,950,000	2,579,629

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B

6.94% (1 mo. USD Term SOFR + 2.790%) (1),(4)	03/15/28	5,160,000	5,196,136

GSCG Trust Series 2019-600C, Class G

4.12% (1),(2)	09/06/34	9,212,000	96,823

Hilton USA Trust Series 2016-HHV, Class F

4.33% (1),(2)	11/05/38	7,840,000	7,626,257

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (1),(2)	12/10/41	6,555,000	6,144,665

Hudson Yards Mortgage Trust Series 2019-55HY, Class F

3.04% (1),(2)	12/10/41	6,891,000	5,889,058

Hudson Yards Mortgage Trust Series 2025-SPRL, Class E

6.90% (1),(2)	01/13/40	4,000,000	4,151,011

Hudson Yards Mortgage Trust Series 2025-SPRL, Class F

7.65% (1),(2)	01/13/40	3,358,000	3,412,311

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ILPT Commercial Mortgage Trust Series 2022-LPFX, Class A

3.38% (1)	03/15/32	$11,770,000	$10,688,958

ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E

8.47% (1),(2)	07/13/42	4,970,000	5,143,336

JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class H

9.41% (1 mo. USD Term SOFR + 5.260%) (1),(4)	04/15/37	5,320,724	4,691,913

JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D

7.30% (1 mo. USD Term SOFR + 3.150%) (1),(4)	01/15/42	3,129,000	3,118,186

KRE Commercial Mortgage Trust Series 2025-AIP4, Class E

7.15% (1 mo. USD Term SOFR + 3.000%) (1),(4)	03/15/42	4,126,000	4,120,257

Life Mortgage Trust Series 2021-BMR, Class G

7.21% (1 mo. USD Term SOFR + 3.064%) (1),(4)	03/15/38	2,800,000	2,761,333

MF1 Ltd. Series 2020-FL4, Class B

7.01% (1 mo. USD Term SOFR + 2.864%) (1),(4)	12/15/35	6,000,000	6,012,520

MF1 Ltd. Series 2020-FL4, Class D

8.36% (1 mo. USD Term SOFR + 4.214%) (1),(4)	12/15/35	4,481,000	4,490,561

MKT Mortgage Trust Series 2020-525M, Class C

3.04% (1),(2)	02/12/40	4,970,000	4,095,217

MKT Mortgage Trust Series 2020-525M, Class D

3.04% (1),(2)	02/12/40	7,000,000	5,667,507

MKT Mortgage Trust Series 2020-525M, Class XA (I/O)

0.29% (1),(2)	02/12/40	147,585,000	1,228,040

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)

0.69% (2)	04/15/48	10,645,802	144

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E

4.46% (1),(2)	01/15/43	1,095,000	934,195

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NRTH Mortgage Trust Series 2024-PARK, Class A

5.79% (1 mo. USD Term SOFR + 1.641%) (1),(4)	03/15/39		$5,335,000	$5,330,463

NYC Commercial Mortgage Trust Series 2021-909, Class E

3.31% (1),(2)	04/10/43		3,000,000	2,118,382

One New York Plaza Trust Series 2020-1NYP, Class AJ

5.52% (1 mo. USD Term SOFR + 1.364%) (1),(4)	01/15/36		2,630,000	2,546,819

PGA Trust Series 2024-RSR2, Class A

6.04% (1 mo. USD Term SOFR + 1.891%) (1),(4)	06/15/39		8,873,000	8,887,010

Progress Residential Trust Series 2021-SFR10, Class G

4.86% (1)	12/17/40		3,360,925	3,256,224

Progress Residential Trust Series 2021-SFR11, Class G

4.69% (1)	01/17/39		3,000,000	2,895,496

Progress Residential Trust Series 2021-SFR3, Class F

3.44% (1)	05/17/26		3,700,000	3,667,191

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26		15,752,000	15,660,569

Progress Residential Trust Series 2021-SFR8, Class G

4.01% (1)	10/17/38		4,886,000	4,794,603

RIDE Series 2025-SHRE, Class D

6.97% (1),(2)	02/14/47		2,755,000	2,821,196

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41		2,500,000	2,624,737

Sequoia Logistics DAC Series 2025-1A, Class E

5.84% (3 mo. EUR EURIBOR + 3.800%) (1),(4)	02/17/37	EUR	3,500,000	4,103,604

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(2)	01/05/43		1,840,000	1,611,243

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C

4.53% (1),(2)	01/05/43		10,000,000	8,129,806

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D

4.53% (1),(2)	01/05/43	$13,330,000	$10,121,062

SMRT Commercial Mortgage Trust Series 2022-MINI, Class F

7.50% (1 mo. USD Term SOFR + 3.350%) (1),(4)	01/15/39	6,570,000	6,415,766

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.49% (1 mo. USD Term SOFR + 3.340%) (1),(4)	02/15/42	7,445,000	7,435,695

TCO Commercial Mortgage Trust Series 2024-DPM, Class D

6.89% (1 mo. USD Term SOFR + 2.741%) (1),(4)	12/15/39	5,650,000	5,684,714

U.K. Logistics DAC Series 2025-1A, Class E

9.49% (1 day GBP SONIA + 5.500%) (1),(4)	05/17/35	GBP 1,182,479	1,598,035

Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA (I/O)

1.70% (2)	03/15/59	63,120,948	96,998

WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O)

0.46% (2)	06/15/46	1,037,403	9

WFRBS Commercial Mortgage Trust Series 2014-C23, Class XA (I/O)

0.23% (2)	10/15/57	6,420,396	44

Total Commercial Mortgage-backed Securities — Non-agency

(Cost: $383,787,627)			347,628,611

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.9%

Federal Home Loan Mortgage Corp. Multifamily PC REMICS Trust Series 2019-P002, Class X (I/O)

1.14% (2)	07/25/33	14,520,700	782,671

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K051, Class X3 (I/O)

1.70% (2)	10/25/43	25,673,183	1,671

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K053, Class X3 (I/O)

1.71% (2)	03/25/44	78,150,000	229,097

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K054, Class X1 (I/O)

1.31% (2)	01/25/26	42,820,571	70,701

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K055, Class X3 (I/O)

1.70% (2)	04/25/44	$32,000,000	$249,834

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X1 (I/O)

1.37% (2)	05/25/26	48,404,819	215,905

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K057, Class X1 (I/O)

1.30% (2)	07/25/26	104,374,536	670,982

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)

1.34% (2)	06/25/27	74,809,204	831,863

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC07, Class X1 (I/O)

0.85% (2)	09/25/26	68,603,133	408,278

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KIR1, Class X (I/O)

1.14% (2)	03/25/26	105,169,483	187,517

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O)

1.37% (2)	12/25/27	49,531,000	701,338

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O)

1.08% (2)	08/25/26	51,156,937	104,764

Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)

3.04% (2)	07/25/39	7,973,422	146,151

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (2)	04/25/36	4,797,526	245

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.71% (2)	01/25/39	15,509,250	575,609

Federal National Mortgage Association-ACES Series 2019-M29, Class X4 (ACES) (I/O)

0.70% (2)	03/25/29	117,375,779	2,219,318

FREMF Mortgage Trust Series 2017-KW03, Class C

0.00% (1),(5)	08/25/27	6,135,000	5,217,231

FREMF Mortgage Trust Series 2019-KF71, Class B

6.77% (30 day USD SOFR Average + 2.414%) (1),(4)	10/25/29	582,661	546,687

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

FREMF Mortgage Trust Series 2020-KF75, Class B

6.72% (30 day USD SOFR Average + 2.364%) (1),(4)	12/25/29	$1,322,461	$1,234,184

FREMF Mortgage Trust Series 2020-KF78, Class C

12.34% (30 day USD SOFR Average + 7.984%) (1),(4)	03/25/30	3,508,070	3,484,725

FREMF Mortgage Trust Series 2020-KF88, Class C

13.47% (30 day USD SOFR Average + 9.114%) (1),(4)	09/25/30	3,248,397	3,083,784

Government National Mortgage Association Series 2011-152 (I/O)

0.01% (2)	08/16/51	2,434,244	78

Government National Mortgage Association Series 2012-112 (I/O)

0.11% (2)	02/16/53	16,961,855	52,387

Government National Mortgage Association Series 2012-78 (I/O)

0.07% (2)	06/16/52	24,521,555	12,114

Government National Mortgage Association Series 2014-103 (I/O)

0.19% (2)	05/16/55	13,353,985	65,767

Government National Mortgage Association Series 2014-125 (I/O)

0.87% (2)	11/16/54	6,030,745	158,394

Government National Mortgage Association Series 2023-127 (I/O)

0.40% (2)	07/16/57	161,154,177	2,708,776

Total Commercial Mortgage-backed Securities — Agency

(Cost: $40,622,098)			23,960,071

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 27.2%

ABFC Trust Series 2007-WMC1, Class A1A

5.52% (1 mo. USD Term SOFR + 1.364%) (4)	06/25/37	14,454,714	10,323,475

ABFC Trust Series 2007-WMC1, Class A2B

5.27% (1 mo. USD Term SOFR + 1.114%) (4)	06/25/37	2,615,216	2,208,558

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C

4.57% (1 mo. USD Term SOFR + 0.414%) (4)	06/25/36	$4,082,893	$3,013,233

ACE Securities Corp. Home Equity Loan Trust Series 2006-NC3, Class A2C

4.59% (1 mo. USD Term SOFR + 0.434%) (4)	12/25/36	50,011,056	12,552,870

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A1

4.59% (1 mo. USD Term SOFR + 0.434%) (4)	03/25/37	26,353,117	11,314,226

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

5.03% (1 mo. USD Term SOFR + 0.874%) (4)	03/25/37	2,099,028	855,555

Adjustable Rate Mortgage Trust Series 2005-4, Class 5A1

4.43% (2)	08/25/35	1,046,757	836,756

Adjustable Rate Mortgage Trust Series 2007-1, Class 1A1

5.36% (2)	03/25/37	971,249	774,537

American Home Mortgage Investment Trust Series 2006-1, Class 11A

4.55% (1 mo. USD Term SOFR + 0.394%) (4)	03/25/46	6,618,473	6,030,621

American Home Mortgage Investment Trust Series 2006-1, Class 12A

4.67% (1 mo. USD Term SOFR + 0.514%) (4)	03/25/46	2,051,727	1,839,076

Argent Securities Trust Series 2006-W3, Class A2C

4.63% (1 mo. USD Term SOFR + 0.474%) (4)	04/25/36	36,357,760	10,987,835

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1

5.25% (1 mo. USD Term SOFR + 1.089%) (4)	12/25/34	852,362	802,452

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE5, Class A5

2.78% (1 mo. USD Term SOFR + 0.594%) (4)	07/25/36	2,759,906	2,729,950

Banc of America Alternative Loan Trust Series 2003-8, Class 1CB

5.50%	10/25/33	272,211	274,989

Banc of America Funding Corp. Series 2015-R3, Class 6A2

4.78% (1),(2)	05/27/36	6,759,801	6,584,780

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Banc of America Funding Trust Series 2006-D, Class 3A1

4.91% (2)	05/20/36	$479,076	$428,261

Banc of America Mortgage Trust Series 2005-K, Class 2A1

5.33% (2)	12/25/35	441,652	406,170

BCAP LLC Trust Series 2007-AA1, Class 2A1

4.63% (1 mo. USD Term SOFR + 0.474%) (4)	03/25/37	2,049,251	1,866,160

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

3.83% (2)	04/25/35	471,558	428,277

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

4.81% (1 mo. USD Term SOFR + 0.654%) (4)	10/25/35	3,871,792	3,556,375

Bear Stearns ARM Trust Series 2005-9, Class A1

6.42% (1 yr. CMT + 2.300%) (4)	10/25/35	642,095	614,869

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (2)	09/25/35	215,642	208,481

Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC)

6.00%	03/25/36	6,530	6,517

Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1

4.67% (1 mo. USD Term SOFR + 0.514%) (4)	09/25/47	3,702,733	3,510,073

Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 2A1

4.48% (1 mo. USD Term SOFR + 0.324%) (4)	06/25/37	2,883,918	2,786,556

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.50%	02/25/37	3,576,060	2,091,834

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.50%	02/25/37	855,900	500,663

C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3

3.27%	03/25/37	4,959,775	1,734,617

C-BASS Trust Series 2006-CB9, Class A2

4.49% (1 mo. USD Term SOFR + 0.334%) (4)	11/25/36	6,544,026	2,980,073

C-BASS Trust Series 2007-CB1, Class AF2

3.11%	01/25/37	2,317,702	646,756

C-BASS Trust Series 2007-CB5, Class A1

2.96% (1 mo. USD Term SOFR + 0.234%) (4)	04/25/37	1,128,355	673,237

Carrington Mortgage Loan Trust Series 2006-NC4, Class A4

4.51% (1 mo. USD Term SOFR + 0.354%) (4)	10/25/36	14,364,300	12,495,881

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Cascade MH Asset Trust Series 2022-MH1, Class A

4.25% (1)	08/25/54	$5,806,328	$5,667,129

CFMT LLC Series 2024-NR1, Class A1

6.41% (1)	11/25/29	8,401,743	8,485,314

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.27% (2)	02/25/37	284,170	279,418

CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2

4.85% (1 mo. USD Term SOFR + 0.694%) (4)	04/25/35	1,863,117	1,784,853

CIM Trust Series 2019-R3, Class A

2.63% (1),(2)	06/25/58	4,144,322	3,914,357

CIM Trust Series 2020-R1, Class A1

2.85% (1),(2)	10/27/59	7,820,737	7,216,054

CIM Trust Series 2020-R3, Class A1A

4.00% (1),(2)	01/26/60	4,302,225	4,168,436

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(2)	12/25/60	3,667,950	3,386,334

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(2)	12/27/61	5,656,032	5,251,638

CIM Trust Series 2021-R3, Class A1B

1.95% (1),(2)	06/25/57	18,287,000	15,374,526

CIM Trust Series 2021-R4, Class A1A

2.00% (1),(2)	05/01/61	7,235,256	6,802,367

CIM Trust Series 2021-R4, Class A1B

2.00% (1),(2)	05/01/61	10,243,493	8,535,352

CIM Trust Series 2021-R5, Class A1A

2.00% (1),(2)	08/25/61	6,895,122	6,139,589

CIM Trust Series 2023-R1, Class A1A

5.40% (1),(2)	04/25/62	9,988,780	9,966,017

CIM Trust Series 2023-R3, Class A1B

4.50% (1),(2)	01/25/63	11,444,000	9,221,837

CIM Trust Series 2025-R1, Class A1

5.00% (1)	02/25/99	7,786,930	7,750,074

Citadel PLC Series 2024-1, Class X

7.97% (1 day GBP SONIA + 4.000%) (4),(9)	04/28/60	GBP 620,583	837,366

Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1

4.53% (1 mo. USD Term SOFR + 0.374%) (4)	11/25/35	34,475	29,946

Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2C

4.59% (1 mo. USD Term SOFR + 0.434%) (4)	12/25/36	5,698,557	3,898,767

Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2D

4.73% (1 mo. USD Term SOFR + 0.574%) (4)	12/25/36	6,090,061	4,166,609

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2005-74T1, Class A1

6.00%	01/25/36	$4,738,116	$2,675,781

Countrywide Alternative Loan Trust Series 2005-76, Class 1A1

5.63% (1 yr. MTA + 1.480%) (4)	01/25/36	1,961,199	1,870,749

Countrywide Alternative Loan Trust Series 2006-HY12, Class A5

4.15% (2)	08/25/36	1,540,046	1,444,206

Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR26, Class 3A1

7.35% (2)	11/25/33	158,591	156,112

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	6,004	5,994

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF3

3.00%	12/25/36	570,649	467,663

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 9A1

4.02% (2)	06/25/34	22,087	21,511

CSMC Mortgage-Backed Trust Series 2006-1, Class 1A4

5.50%	02/25/36	2,177,713	1,953,777

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00%	10/25/21	20,037	4,745

CSMC Trust Series 2021-RPL7, Class A1

4.21% (1),(2)	07/27/61	5,878,559	5,855,831

CSMC Trust Series 2022-RPL1, Class PT

4.59% (1),(2)	04/25/61	9,578,738	8,394,822

CSMCM Trust Series 2018-SP3, Class PT

4.41% (1),(2)	06/25/48	10,453,028	9,034,423

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	404,837	342,397

DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1

4.97% (1 mo. USD Term SOFR + 0.834%) (4)	01/19/45	356,686	271,155

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

4.83% (1 mo. USD Term SOFR + 0.694%) (4)	10/19/45	2,925,849	2,703,938

DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A

4.45% (1 mo. USD Term SOFR + 0.314%) (4)	10/19/36	4,687,635	3,149,227

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

4.39% (1 mo. USD Term SOFR + 0.254%) (4)	03/19/37	$998,309	$831,550

EFMT Series 2025-INV2, Class B1

7.46% (1),(2)	05/26/70	6,876,000	6,966,941

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.86% (30 day USD SOFR Average + 7.500%) (1),(4)	10/25/41	4,585,000	4,815,938

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2

12.16% (30 day USD SOFR Average + 7.800%) (1),(4)	11/25/41	5,675,000	6,018,185

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

10.61% (30 day USD SOFR Average + 6.250%) (1),(4)	09/25/41	5,410,000	5,599,446

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1

13.72% (30 day USD SOFR Average + 9.364%) (1),(4)	11/25/39	4,042,448	4,328,774

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1

8.22% (30 day USD SOFR Average + 3.864%) (1),(4)	09/25/39	4,622,392	4,716,808

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

10.36% (30 day USD SOFR Average + 6.000%) (1),(4)	10/25/41	5,080,000	5,275,630

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.86% (30 day USD SOFR Average + 5.500%) (1),(4)	12/25/41	5,115,000	5,299,884

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

10.36% (30 day USD SOFR Average + 6.000%) (1),(4)	12/25/41	$4,125,000	$4,311,641

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C

4.59% (1 mo. USD Term SOFR + 0.434%) (4)	10/25/36	10,736,211	7,085,910

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D

4.69% (1 mo. USD Term SOFR + 0.534%) (4)	12/25/37	591,754	545,103

First Franklin Mortgage Loan Trust Series 2006-FF5, Class M1

4.68% (1 mo. USD Term SOFR + 0.519%) (4)	04/25/36	3,860,000	3,086,632

First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4

4.77% (1 mo. USD Term SOFR + 0.614%) (4)	06/25/36	10,218,000	9,518,576

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

4.71% (1 mo. USD Term SOFR + 0.554%) (4)	01/25/38	3,481,421	1,913,975

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B

4.47% (1 mo. USD Term SOFR + 0.314%) (4)	03/25/37	485,247	231,400

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

5.10% (2)	09/25/34	67,395	68,796

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A3

5.10% (2)	09/25/34	103,632	105,786

First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1

5.19% (2)	12/25/35	547,737	449,612

First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1

4.93% (2)	02/25/36	710,702	430,228

First Horizon Alternative Mortgage Securities Trust Series 2005-AA3, Class 3A1

5.73% (2)	05/25/35	577,225	543,867

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1

5.15% (2)	09/25/35	$871,084	$773,379

First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1

5.07% (2)	10/25/35	1,256,225	697,106

First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1

5.30% (2)	11/25/35	684,585	594,340

First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 1A1

3.81% (2)	09/25/35	1,151,133	742,618

First Horizon Mortgage Pass-Through Trust Series 2005-AR5, Class 2A1

6.36% (2)	11/25/35	462,497	357,003

First Horizon Mortgage Pass-Through Trust Series 2007-AR2, Class 1A2

6.66% (2)	08/25/37	46,399	10,147

GCAT Trust Series 2025-NQM2, Class B1

7.18% (1),(2)	04/25/70	4,030,000	4,046,621

GMACM Mortgage Loan Trust Series 2005-AR5, Class 3A1

4.64% (2)	09/19/35	783,850	638,184

GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1

3.79% (2)	04/19/36	2,303,254	1,913,968

GreenPoint Manufactured Housing Series 2000-1, Class A4

8.14% (2)	03/20/30	3,393,747	1,907,310

GreenPoint Mortgage Funding Trust Series 2007-AR1, Class 2A1

4.67% (1 mo. USD Term SOFR + 0.514%) (4)	03/25/47	7,005,856	6,570,270

GSAMP Trust Series 2007-FM2, Class A1

4.41% (1 mo. USD Term SOFR + 0.254%) (4)	01/25/37	15,731,901	9,782,657

GSR Mortgage Loan Trust Series 2005-7F, Class 3A3 (I/O) (I/F)

1.23% (-1 mo. USD Term SOFR + 5.386%) (4)	09/25/35	8,067	454

GSR Mortgage Loan Trust Series 2005-AR4, Class 5A1

5.61% (2)	07/25/35	241,622	233,208

GSR Mortgage Loan Trust Series 2006-AR2, Class 2A1

4.29% (2)	04/25/36	133,188	79,785

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

HarborView Mortgage Loan Trust Series 2005-10, Class 2A1

4.87% (1 mo. USD Term SOFR + 0.734%) (4)	11/19/35	$748,786	$484,869

HarborView Mortgage Loan Trust Series 2006-7, Class 1A

4.67% (1 mo. USD Term SOFR + 0.534%) (4)	09/19/46	7,291,553	6,233,600

HarborView Mortgage Loan Trust Series 2007-6, Class 1A1

4.45% (1 mo. USD Term SOFR + 0.314%) (4)	08/19/37	8,155,012	6,970,292

HSI Asset Securitization Corp. Trust Series 2005-OPT1, Class M1

4.90% (1 mo. USD Term SOFR + 0.744%) (4)	11/25/35	76,361	76,233

HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1

4.55% (1 mo. USD Term SOFR + 0.394%) (4)	10/25/36	10,262,435	2,757,308

HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 1A

4.53% (1 mo. USD Term SOFR + 0.374%) (4)	12/25/36	24,574,398	9,299,203

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A1

4.37% (1 mo. USD Term SOFR + 0.214%) (4)	07/25/36	9,389,275	4,038,759

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A2

4.47% (1 mo. USD Term SOFR + 0.314%) (4)	07/25/36	10,392,118	4,495,264

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A4

4.77% (1 mo. USD Term SOFR + 0.614%) (4)	07/25/36	9,087,421	3,983,928

Impac CMB Trust Series 2005-2, Class 1A1

4.79% (1 mo. USD Term SOFR + 0.634%) (4)	04/25/35	1,163,596	1,149,847

IndyMac INDX Mortgage Loan Trust Series 2005-AR14, Class 1A1

4.83% (1 mo. USD Term SOFR + 0.674%) (4)	07/25/35	7,098,009	5,202,293

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1

3.66% (2)	10/25/35	$1,570,402	$1,262,422

IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 1A3

4.81% (1 mo. USD Term SOFR + 0.654%) (4)	10/25/36	4,545,605	1,786,341

IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A2A

4.77% (1 mo. USD Term SOFR + 0.614%) (4)	05/25/46	8,201,855	7,984,344

IndyMac INDX Mortgage Loan Trust Series 2006-AR9, Class 3A3

3.46% (2)	06/25/36	2,428,262	2,105,651

IndyMac INDX Mortgage Loan Trust Series 2007-FLX4, Class 2A1

4.63% (1 mo. USD Term SOFR + 0.474%) (4)	07/25/37	9,917,418	9,173,269

JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A1A

4.53% (1 mo. USD Term SOFR + 0.374%) (4)	12/25/36	6,224,630	3,947,996

JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A4

4.57% (1 mo. USD Term SOFR + 0.414%) (4)	12/25/36	8,126,174	4,274,498

JPMorgan Mortgage Trust Series 2006-A3, Class 2A1

5.19% (2)	05/25/36	13,532	11,420

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1),(7)	02/25/30	2,835,000	2,867,291

Lehman XS Trust Series 2005-5N, Class 3A1

4.57% (1 mo. USD Term SOFR + 0.414%) (4)	11/25/35	116,798	116,675

Lehman XS Trust Series 2006-17, Class 1A3

4.77% (1 mo. USD Term SOFR + 0.614%) (4)	08/25/46	10,123,023	9,178,301

Lehman XS Trust Series 2006-GP2, Class 1A5

4.69% (1 mo. USD Term SOFR + 0.534%) (4)	06/25/46	2,810,646	2,721,221

Lehman XS Trust Series 2007-18N, Class 1A1

5.97% (1 mo. USD Term SOFR + 1.814%) (4)	10/25/37	2,253,617	2,120,632

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Long Beach Mortgage Loan Trust Series 2006-2, Class 1A

4.63% (1 mo. USD Term SOFR + 0.474%) (4)	03/25/46	$4,938,422	$4,309,538

Long Beach Mortgage Loan Trust Series 2006-9, Class 2A2

4.49% (1 mo. USD Term SOFR + 0.334%) (4)	10/25/36	46,572,241	14,547,058

MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1

6.45% (2)	11/25/33	63,157	62,894

MASTR Adjustable Rate Mortgages Trust Series 2004-15, Class 8A1

5.40% (2)	10/25/34	24,329	24,372

MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3

5.59% (2)	04/25/34	17,961	17,534

MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1

4.95% (1 yr. MTA + 0.800%) (4)	12/25/46	14,085,823	10,652,949

MASTR Asset-Backed Securities Trust Series 2006-WMC1, Class A3

4.63% (1 mo. USD Term SOFR + 0.474%) (4)	02/25/36	15,097,909	5,110,846

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4

4.83% (1 mo. USD Term SOFR + 0.674%) (4)	05/25/37	3,150,000	2,693,968

MASTR Asset-Backed Securities Trust Series 2007-WMC1, Class A2

4.37% (1 mo. USD Term SOFR + 0.214%) (4)	01/25/37	15,407,693	4,339,893

Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2, Class A2

4.69% (1 mo. USD Term SOFR + 0.534%) (4)	04/25/37	5,558,714	4,436,604

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.77% (1 mo. USD Term SOFR + 0.614%) (4)	04/25/37	15,213,300	5,765,342

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A4

4.77% (1 mo. USD Term SOFR + 0.614%) (4)	07/25/37	335,303	338,427

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A

5.97% (1 mo. USD Term SOFR + 1.814%) (4)	10/25/37	$19,936,810	$12,249,394

Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A

7.10% (2)	10/25/33	51,087	50,344

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

6.25% (1 yr. CMT + 2.400%) (4)	08/25/36	466,578	401,436

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3

4.57% (1 mo. USD Term SOFR + 0.414%) (4)	06/25/36	8,164,523	4,094,987

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

4.75% (1 mo. USD Term SOFR + 0.594%) (4)	06/25/36	8,709,702	4,390,572

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-NC3, Class A2C

4.46% (1 mo. USD Term SOFR + 0.304%) (4)	05/25/37	18,007,416	13,945,018

Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D

4.85% (1 mo. USD Term SOFR + 0.694%) (4)	02/25/36	233,851	233,005

Morgan Stanley Home Equity Loan Trust Series 2006-3, Class A4

4.79% (1 mo. USD Term SOFR + 0.634%) (4)	04/25/36	10,263,665	7,175,727

Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4

5.11% (2)	09/25/34	87,992	86,265

Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A

5.25%	02/25/49	32,483	29,695

MortgageIT Trust Series 2005-2, Class 2A

6.04% (1 mo. USD Term SOFR + 1.764%) (4)	05/25/35	417,473	406,347

New York Mortgage Trust Series 2005-3, Class A1

4.75% (1 mo. USD Term SOFR + 0.594%) (4)	02/25/36	57,876	57,767

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NLT Trust Series 2021-INV2, Class A3

1.52% (1),(2)	08/25/56	$5,837,148	$5,157,827

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR4, Class 4A1

4.31% (2)	08/25/35	710,776	668,154

Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5

8.16% (2)	09/15/29	10,211,723	1,260,173

Option One Mortgage Loan Trust Series 2007-4, Class 2A2

4.45% (1 mo. USD Term SOFR + 0.294%) (4)	04/25/37	11,440,657	6,509,129

Option One Mortgage Loan Trust Series 2007-5, Class 2A2

4.44% (1 mo. USD Term SOFR + 0.284%) (4)	05/25/37	16,417,079	8,874,702

Ownit Mortgage Loan Trust Series 2006-2, Class A1

4.69% (1 mo. USD Term SOFR + 0.534%) (4)	01/25/37	1,813,126	1,774,038

PHH Alternative Mortgage Trust Series 2007-2, Class 1A4

4.87% (1 mo. USD Term SOFR + 0.714%) (4)	05/25/37	4,291,017	3,854,222

Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3

4.58% (1 mo. USD Term SOFR + 0.424%) (4)	06/25/47	3,557,591	3,331,535

PRET LLC Series 2022-RN1, Class A1

6.72% (1)	07/25/51	11,578,589	11,594,681

PRET LLC Series 2025-NPL4, Class A1

6.37% (1)	04/25/55	4,667,225	4,703,605

PRET LLC Series 2025-NPL6, Class A1

5.74% (1)	06/25/55	4,803,832	4,831,173

PRET LLC Series 2025-NPL9, Class A1

5.39% (1)	08/25/55	7,237,319	7,248,220

PRET Trust Series 2025-NPL1, Class A1

6.06% (1)	02/25/55	6,808,237	6,838,772

PRPM LLC Series 2024-RPL1, Class M1

4.25% (1),(2)	12/25/64	6,782,000	6,510,655

PRPM Trust Series 2023-NQM3, Class B2

7.43% (1),(2)	11/25/68	2,350,000	2,350,306

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	19,640	19,700

RALI Trust Series 2005-QA13, Class 2A1

5.26% (2)	12/25/35	1,077,608	949,582

RALI Trust Series 2005-QA7, Class A21

5.37% (2)	07/25/35	318,970	301,632

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RALI Trust Series 2005-QA8, Class CB21

5.19% (2)	07/25/35	$442,851	$224,895

RALI Trust Series 2006-QS13, Class 2A1

5.75%	11/25/61	2,013	1,136

RALI Trust Series 2006-QS16, Class A6

6.00%	11/25/36	271,871	217,041

RALI Trust Series 2007-QA3, Class A1

4.47% (1 mo. USD Term SOFR + 0.314%) (4)	05/25/37	11,869,473	10,806,618

RALI Trust Series 2007-QH6, Class A1

4.65% (1 mo. USD Term SOFR + 0.494%)(4)	07/25/37	5,817,801	5,484,387

RALI Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (2)	01/25/37	1,159,533	7,199

Residential Asset Securitization Trust Series 2006-A9CB, Class A9 (PAC)

6.00%	09/25/36	4,929,893	1,435,154

RFMSI Trust Series 2007-SA2, Class 1A

5.00% (2)	04/25/37	181,809	92,937

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.51% (1 mo. USD Term SOFR + 0.354%) (4)	05/25/47	11,143,682	8,243,307

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4

2.82%	01/25/36	3,205,058	2,760,091

Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1

4.65% (1 mo. USD Term SOFR + 0.494%) (1),(4)	11/25/36	7,882,399	3,585,477

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2

4.73% (1 mo. USD Term SOFR + 0.574%) (4)	02/25/37	5,339,413	2,392,893

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2B

4.67% (1 mo. USD Term SOFR + 0.514%) (4)	05/25/37	8,378,722	5,131,807

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B

4.57% (1 mo. USD Term SOFR + 0.414%) (4)	12/25/36	4,954,969	2,442,939

Soundview Home Loan Trust Series 2007-OPT1, Class 2A3

4.48% (1 mo. USD Term SOFR + 0.324%) (4)	06/25/37	16,023,068	10,696,872

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Soundview Home Loan Trust Series 2007-WMC1, Class 3A3

4.79% (1 mo. USD Term SOFR + 0.634%) (4)	02/25/37	$919,243	$246,996

Specialty Underwriting & Residential Finance Trust Series 2007-BC2, Class A1

4.50% (1 mo. USD Term SOFR + 0.344%) (4)	04/25/37	17,278,118	12,677,536

STARM Mortgage Loan Trust Series 2007-4, Class 3A1

4.57% (2)	10/25/37	573,525	510,188

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.93% (2)	09/25/34	158,432	154,785

Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 4A2

5.28% (2)	03/25/34	450,148	437,179

Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1

4.98% (2)	06/25/35	122,091	103,591

Structured Adjustable Rate Mortgage Loan Trust Series 2005-7, Class 1A3

4.52% (2)	04/25/35	1,394,820	1,276,503

Structured Asset Investment Loan Trust Series 2004-6, Class A3

5.07% (1 mo. USD Term SOFR + 0.914%) (4)	07/25/34	5,134,152	5,355,286

Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1

4.69% (1 mo. USD Term SOFR + 0.534%) (4)	05/25/36	169,003	119,217

Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1B

4.39% (1 mo. USD Term SOFR + 0.234%) (4)	08/25/36	5,161,541	4,579,781

Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2

5.89% (1 mo. USD Term SOFR + 1.614%) (4)	02/25/35	127	1,271

Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-4XS, Class 2A1

6.14% (1 mo. USD Term SOFR + 1.864%) (4)	03/25/35	562,836	553,928

Towd Point Mortgage Trust Series 2017-4, Class B1

3.61% (1),(2)	06/25/57	8,650,000	7,587,236

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Towd Point Mortgage Trust Series 2019-1, Class B1

3.78% (1),(2)	03/25/58	$7,087,000	$5,720,666

Visio Trust Series 2023-2, Class B1

7.71% (1),(2)	10/25/58	6,088,000	6,143,588

WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A2

4.49% (1 mo. USD Term SOFR + 0.334%) (4)	01/25/37	4,705,454	2,144,746

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR13, Class A1A

4.99% (1 mo. USD Term SOFR + 0.834%) (4)	11/25/34	67,687	66,613

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

5.23% (2)	01/25/35	235,613	222,509

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

5.05% (2)	12/25/35	7,854	7,349

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR16, Class 1A3

4.64% (2)	12/25/35	611,990	562,870

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2

4.93% (1 mo. USD Term SOFR + 0.774%) (4)	01/25/45	199,579	199,379

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A

5.15% (1 yr. MTA + 1.000%) (4)	02/25/46	2,659,674	2,447,235

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1

4.19% (1 yr. MTA + 0.940%) (4)	05/25/46	1,123,005	1,061,127

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A

5.13% (1 yr. MTA + 0.980%) (4)	07/25/46	2,147,241	2,030,743

WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY3, Class 1A1

3.83% (2)	03/25/37	1,287,882	1,083,050

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2

4.71% (1 mo. USD Term SOFR + 0.554%) (4)	02/25/37	27,118,915	8,522,952

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC1, Class A1

4.75% (1 mo. USD Term SOFR + 0.594%) (4)	01/25/47	$3,734,328	$3,380,046

Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1

6.25%	11/25/37	998,479	901,510

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

4.91% (1 mo. USD Term SOFR + 0.754%)(4)	03/25/37	4,690,000	4,455,956

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A1

6.50% (2)	10/25/36	196,802	181,252

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 1A1

6.27% (2)	04/25/36	50,928	50,201

Total Residential Mortgage-backed Securities — Non-agency

(Cost: $935,228,891)			748,531,546

CORPORATE BONDS — 17.6%

Aerospace/Defense — 0.4%

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (4)	08/15/36	10,370,000	9,878,980

Agriculture — 0.4%

Altria Group, Inc.

4.88%	02/04/28	2,195,000	2,231,415

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28	6,815,000	6,864,136

Philip Morris International, Inc.

2.75%	06/06/29	EUR 1,335,000	1,561,582

			10,657,133

Airlines — 0.1%

American Airlines Pass-Through Trust Series 2015-2, Class AA

3.60%	03/22/29	1,559,558	1,528,663

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29	1,130,000	1,135,153

			2,663,816

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32	$275,000	$284,015

5.80% (1)	03/27/35	965,000	990,215

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (4),(9),(11)	09/06/32	EUR 2,100,000	2,853,244

			4,127,474

Banks — 2.7%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (4)	03/11/27	8,934,000	8,830,634

1.92% (1 day USD SOFR + 1.370%) (4)	10/24/31	5,265,000	4,677,110

2.65% (1 day USD SOFR + 1.220%) (4)	03/11/32	130,000	118,538

4.38% (5 yr. CMT + 2.760%) (4),(11)	01/27/27	2,340,000	2,301,132

5.08% (3 mo. USD Term SOFR + 0.912%) (4)	12/01/26	4,400,000	4,410,340

Citibank NA

4.91%	05/29/30	3,310,000	3,401,025

Citigroup, Inc.

6.88% (5 yr. CMT + 2.890%) (11),(4)	08/15/30	1,880,000	1,940,912

Goldman Sachs Group, Inc.

1.09% (1 day USD SOFR + 0.789%) (4)	12/09/26	16,885,000	16,779,637

1.95% (1 day USD SOFR + 0.913%) (4)	10/21/27	4,295,000	4,195,270

HSBC Holdings PLC (United Kingdom)

4.76% (1 day USD SOFR + 2.110%) (4)	06/09/28	960,000	968,409

JPMorgan Chase & Co.

1.05% (1 day USD SOFR + 0.800%) (4)	11/19/26	805,000	801,410

1.58% (1 day USD SOFR + 0.885%) (4)	04/22/27	10,250,000	10,101,170

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

2.07% (1 day USD SOFR + 1.015%) (4)	06/01/29		$4,005,000	$3,800,184

2.55% (1 day USD SOFR + 1.180%) (4)	11/08/32		2,625,000	2,356,174

Morgan Stanley

1.79% (1 day USD SOFR + 1.034%) (4)	02/13/32		75,000	65,438

2.51% (1 day USD SOFR + 1.200%) (4)	10/20/32		1,270,000	1,133,361

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (4)	07/06/28		2,160,000	2,172,917

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (4),(11)	09/15/26		1,980,000	1,922,402

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (4)	06/14/27		1,630,000	1,599,829

Wells Fargo & Co.

5.50% (1 day USD SOFR + 1.780%) (4)	01/23/35		70,000	73,037

5.57% (1 day USD SOFR + 1.740%) (4)	07/25/29		3,864,000	4,005,152

				75,654,081

Beverages — 0.1%

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31		4,450,000	3,849,028

Chemicals — 0.3%

FIS Fabbrica Italiana Sintetici SpA (Italy)

5.63% (9)	08/01/27	EUR	400,000	475,057

International Flavors & Fragrances, Inc.

2.30% (1)	11/01/30		7,835,000	7,014,519

				7,489,576

Issues	Maturity Date	Principal Amount		Value

Commercial Services — 0.7%

AA Bond Co. Ltd. (United Kingdom)

8.45% (9)	07/31/50	GBP	775,000	$1,110,274

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30		818,000	847,186

Grand Canyon University

5.13%	10/01/28		1,450,000	1,426,785

OT Midco, Inc.

10.00% (1)	02/15/30		3,129,000	2,125,968

RAC Bond Co. PLC (United Kingdom)

8.25% (9)	05/06/46	GBP	500,000	728,436

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31		1,794,000	1,845,219

Rollins, Inc.

5.25%	02/24/35		4,095,000	4,167,440

Volkswagen Financial Services AG (Germany)

3.88% (9)	11/19/31	EUR	3,500,000	4,168,594

VT Topco, Inc.

8.50% (1)	08/15/30		1,590,000	1,625,314

				18,045,216

Computers — 0.3%

Dell International LLC/EMC Corp.

4.75%	04/01/28		4,110,000	4,169,924

5.00%	04/01/30		2,725,000	2,792,335

				6,962,259

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.

4.13% (1)	04/01/29		1,475,000	1,405,129

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28		10,100,000	9,736,804

American Express Co.

3.55% (5 yr. CMT + 2.854%) (4),(11)	09/15/26		2,350,000	2,305,984

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		2,317,000	2,229,302

CLO Warehouse Investment Onex

1.00% (6),(7)	08/19/25		684,000	585,504

GGAM Finance Ltd. (Ireland)

8.00% (1)	06/15/28		1,582,000	1,678,312

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32		1,290,000	1,310,743

				17,846,649

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Electric — 1.5%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (4)	04/01/56		$5,470,000	$5,480,667

Alliant Energy Finance LLC

3.60% (1)	03/01/32		8,130,000	7,523,908

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (4)	03/15/56		8,235,000	8,210,871

Amprion GmbH (Germany)

4.00% (9)	05/21/44		EUR 700,000	798,993

Comision Federal de Electricidad (Mexico)

3.35% (9)	02/09/31		650,000	586,755

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (4)	02/15/56		3,840,000	3,871,872

Electricite de France SA

4.75%(9)	06/17/44		EUR 1,200,000	1,417,614

Elia Group SA (Belgium)

3.88% (9)	06/11/31		EUR 600,000	722,082

Eurogrid GmbH (Germany)

1.11% (9)	05/15/32		EUR 1,200,000	1,225,106

3.28% (9)	09/05/31		EUR 300,000	354,474

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		3,153,000	3,031,956

MVM Energetika Zrt (Hungary)

6.50% (9)	03/13/31		1,053,000	1,117,496

Scottish Hydro Electric Transmission PLC (United Kingdom)

3.38% (9)	09/04/32		EUR 780,000	918,205

Southwestern Electric Power Co.

4.10%	09/15/28		2,190,000	2,185,905

Tennet Netherlands BV

4.75% (9)	10/28/42	EUR	1,155,000	1,501,550

Trans-Allegheny Interstate Line Co.

5.00% (1)	01/15/31		3,615,000	3,710,364

				42,657,818

Electrical Components & Equipment — 0.0%

Energizer Holdings, Inc.

6.00% (1)	09/15/33		900,000	880,650

Engineering & Construction — 0.1%

Gatwick Funding Ltd. (United Kingdom)

3.63% (9)	10/16/35	EUR	150,000	176,241

Heathrow Funding Ltd. (United Kingdom)

1.13% (9)	10/08/32	EUR	1,715,000	1,826,509

3.88% (9)	01/16/38	EUR	885,000	1,032,513

				3,035,263

Issues	Maturity Date	Principal Amount		Value

Entertainment — 0.3%

FDJ UNITED (France)

3.38% (9)	11/21/33	EUR	2,300,000	$2,659,989

Flutter Treasury DAC (Ireland)

5.00% (1)	04/29/29	EUR	500,000	607,680

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		1,075,000	1,063,659

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.

6.25% (1),(8)	10/15/30		1,370,000	1,383,125

Voyager Parent LLC

9.25% (1)	07/01/32		1,091,000	1,154,507

WarnerMedia Holdings, Inc.

5.05%	03/15/42		59,000	47,132

5.14%	03/15/52		782,000	583,325

				7,499,417

Environmental Control — 0.1%

Luna 2 5SARL (Luxemburg)

5.50% (1)	07/01/32	EUR	1,335,000	1,597,833

Waste Pro USA, Inc.

7.00% (1)	02/01/33		813,000	845,276

				2,443,109

Food — 0.6%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.00%	05/15/32		2,940,000	2,630,741

3.75%	12/01/31		781,000	738,412

6.75%	03/15/34		2,419,000	2,676,212

Mondelez International Holdings Netherlands BV

0.88% (9)	10/01/31		EUR 1,315,000	1,353,313

Pilgrim’s Pride Corp.

3.50%	03/01/32		382,000	350,053

4.25%	04/15/31		1,035,000	1,002,004

6.25%	07/01/33		3,200,000	3,414,304

Post Holdings, Inc.

4.63% (1)	04/15/30		1,470,000	1,419,697

Smithfield Foods, Inc.

2.63% (1)	09/13/31		4,690,000	4,135,783

				17,720,519

Gas — 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		2,998,000	3,084,852

9.50% (1)	06/01/30		771,000	807,754

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (4)	04/01/56		2,000,000	2,000,000

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Gas (Continued)

National Gas Transmission PLC (United Kingdom)

4.25% (9)	04/05/30	EUR	2,075,000	$2,555,959

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (4)	09/15/55		869,000	892,089

Southern Co. Gas Capital Corp.

3.88%	11/15/25		2,410,000	2,409,132

				11,749,786

Health Care-Products — 0.1%

Bausch & Lomb Corp.

8.38% (1)	10/01/28		485,000	506,369

Molnlycke Holding AB (Sweden)

4.25% (9)	06/11/34	EUR	970,000	1,177,157

Sartorius Finance BV (Germany)

4.50% (9)	09/14/32	EUR	200,000	247,434

Thermo Fisher Scientific, Inc.

1.88%	10/01/49	EUR	1,545,000	1,165,797

				3,096,757

Health Care-Services — 0.3%

HAH Group Holding Co. LLC

9.75% (1)	10/01/31		1,340,000	1,274,421

Humana, Inc.

5.55%	05/01/35		1,195,000	1,218,123

Kedrion SpA (Italy)

6.50% (1)	09/01/29		1,135,000	1,123,014

Mehilainen Yhtiot OYJ (Finland)

5.13%(1)	06/30/32	EUR	660,000	793,259

ModivCare, Inc.

5.00% (1),(3),(6),(12)	10/01/29		5,514,600	137,865

Sotera Health Holdings LLC

7.38% (1)	06/01/31		895,000	940,099

Universal Health Services, Inc.

1.65%	09/01/26		1,500,000	1,464,975

2.65%	01/15/32		590,000	513,394

				7,465,150

Household Products/Wares — 0.1%

Spectrum Brands, Inc.

3.88% (1)	03/15/31		2,132,000	1,709,907

Insurance — 0.4%

Athene Global Funding

2.72% (1)	01/07/29		1,535,000	1,453,630

3.21% (1)	03/08/27		2,225,000	2,185,884

Farmers Exchange Capital

7.20% (1)	07/15/48		150,000	155,076

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(4)	11/01/53	$2,500,000	$2,459,850

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(4)	11/01/57	3,800,000	3,213,926

HUB International Ltd.

7.38% (1)	01/31/32	1,158,000	1,209,218

			10,677,584

Internet — 0.2%

Cogent Communications Group LLC/Cogent Finance, Inc.

6.50% (1)	07/01/32	1,455,000	1,415,933

Getty Images, Inc.

11.25% (1)	02/21/30	1,354,171	1,294,100

Snap, Inc.

6.88% (1)	03/01/33	1,650,000	1,689,204

6.88% (1)	03/15/34	1,790,000	1,815,186

			6,214,423

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	1,493,000	1,442,253

9.75%	01/15/29	2,575,000	2,593,488

			4,035,741

Leisure Time — 0.1%

MajorDrive Holdings IV LLC

6.38% (1)	06/01/29	1,156,000	949,273

Sabre GLBL, Inc.

10.75% (1)	11/15/29	355,000	344,158

11.13% (1)	07/15/30	170,000	165,264

			1,458,695

Lodging — 0.3%

Hyatt Hotels Corp.

5.05%	03/30/28	3,700,000	3,760,976

Las Vegas Sands Corp.

5.63%	06/15/28	5,460,000	5,584,488

			9,345,464

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (1)	10/15/29	2,242,299	790,926

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Media — 0.6%

Cable One, Inc.

4.00% (1)	11/15/30		$1,010,000	$857,025

Charter Communications Operating LLC/Charter Communications Operating Capital

4.80%	03/01/50		570,000	451,811

6.55%	06/01/34		2,347,000	2,502,066

6.65%	02/01/34		800,000	856,152

CSC Holdings LLC

4.63% (1)	12/01/30		500,000	176,205

5.75% (1)	01/15/30		1,085,000	414,546

6.50% (1)	02/01/29		3,093,000	2,287,954

11.75% (1)	01/31/29		2,429,000	2,051,752

DISH Network Corp.

11.75% (1)	11/15/27		1,654,000	1,751,818

Scripps Escrow II, Inc.

3.88% (1)	01/15/29		1,525,000	1,350,022

Sinclair Television Group, Inc.

8.13% (1)	02/15/33		1,250,000	1,287,763

Time Warner Cable LLC

4.50%	09/15/42		775,000	623,464

5.50%	09/01/41		820,000	752,284

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29		980,000	968,779

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32		1,630,000	1,476,030

				17,807,671

Mining — 0.1%

Corp. Nacional del Cobre de Chile

5.13% (9)	02/02/33		3,232,000	3,240,112

Miscellaneous Manufacturers — 0.1%

CTEC II GmbH (Germany)

5.25% (9)	02/15/30	EUR	654,000	713,928

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	2,010,000	1,338,295

				2,052,223

Office/Business Equipment — 0.1%

Xerox Corp.

10.25% (1)	10/15/30		1,659,000	1,687,369

Oil & Gas — 0.6%

Ecopetrol SA (Colombia)

8.38%	01/19/36		2,650,000	2,745,533

8.88%	01/13/33		780,000	845,855

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (9)	04/14/33		1,586,000	1,430,318

5.38% (9)	04/24/30		2,424,000	2,493,666

Issues	Maturity Date	Principal Amount		Value

Oil & Gas (Continued)

Pertamina Persero PT (Indonesia)

3.10% (1)	08/27/30		$4,079,000	$3,815,578

Petroleos Mexicanos (Mexico)

6.75%	09/21/47		658,000	546,837

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(11),(4)	09/18/30		4,090,000	4,166,851

Transocean International Ltd.

8.75% (1)	02/15/30		813,750	856,570

				16,901,208

Oil & Gas Services — 0.0%

Kodiak Gas Services LLC

6.50% (1)	10/01/33		800,000	814,824

Packaging & Containers — 0.3%

Amcor Flexibles North America, Inc.

4.80%	03/17/28		3,750,000	3,794,400

Amcor Group Finance PLC

5.45%	05/23/29		2,525,000	2,610,193

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26		867,000	838,927

5.25% (1)	08/15/27		4,002,000	1,601,841

Berry Global, Inc.

1.65%	01/15/27		105,000	101,728

4.88% (1)	07/15/26		556,000	556,061

				9,503,150

Pharmaceuticals — 0.8%

1261229 BC Ltd.

10.00% (1)	04/15/32		1,430,000	1,469,539

Bayer U.S. Finance II LLC (Germany)

4.38% (1)	12/15/28		3,059,000	3,048,813

4.40% (1)	07/15/44		1,493,000	1,198,521

4.63% (1)	06/25/38		2,775,000	2,514,816

CVS Health Corp.

4.78%	03/25/38		525,000	492,529

6.75% (5 yr. CMT + 2.516%) (4)	12/10/54		2,300,000	2,377,510

Galderma Finance Europe BV (Netherlands)

3.50% (9)	03/20/30	EUR	2,290,000	2,728,958

Grifols SA (Spain)

3.88% (9)	10/15/28	EUR	2,280,000	2,623,678

7.50% (9)	05/01/30	EUR	300,000	372,134

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

Teva Pharmaceutical Finance Netherlands II BV (Israel)

4.13%	06/01/31	EUR	3,025,000	$3,597,489

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		535,000	552,297

				20,976,284

Pipelines — 0.7%

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (4),(11)	02/15/28		2,751,000	2,762,142

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)

2.16% (1)	03/31/34		1,223,583	1,113,901

Global Partners LP/GLP Finance Corp.

8.25% (1)	01/15/32		1,270,000	1,341,031

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32		1,320,000	1,355,706

QazaqGaz NC JSC (Kazakhstan)

4.38% (9)	09/26/27		650,000	645,768

TransMontaigne Partners LLC

8.50% (1)	06/15/30		1,290,000	1,346,334

Venture Global LNG, Inc.

7.00% (1)	01/15/30		1,802,000	1,865,971

9.00% (5 yr. CMT + 5.440%) (1),(4),(11)	09/30/29		3,943,000	3,908,144

9.88% (1)	02/01/32		1,562,000	1,702,080

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36		2,511,000	2,673,587

				18,714,664

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (9)	05/04/28	EUR	1,120,000	1,252,740

CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg)

4.75% (9)	03/27/34	EUR	1,155,000	1,432,581

China SCE Group Holdings Ltd.

7.00% (6),(9)	05/02/25		1,070,000	47,305

LEG Immobilien SE (Germany)

0.88% (9)	03/30/33	EUR	400,000	380,559

1.50% (9)	01/17/34	EUR	100,000	97,877

Times China Holdings Ltd. (China)

6.75% (6),(9)	07/08/25		1,040,000	34,726

Issues	Maturity Date	Principal Amount		Value

Real Estate (Continued)

Vonovia SE (Germany)

0.75% (9)	09/01/32	EUR	400,000	$390,894

1.50% (9)	06/14/41	EUR	2,000,000	1,581,009

Zhenro Properties Group Ltd. (China)

6.63% (6),(7),(9)	01/07/26		1,810,000	13,122

				5,230,813

REIT — 1.6%

American Assets Trust LP

3.38%	02/01/31		4,005,000	3,639,063

American Tower Corp.

2.70%	04/15/31		30,000	27,392

2.90%	01/15/30		5,440,000	5,128,723

Americold Realty Operating Partnership LP

5.60%	05/15/32		4,070,000	4,124,416

Digital Dutch Finco BV

1.00% (9)	01/15/32	EUR	1,770,000	1,789,708

3.88% (9)	03/15/35	EUR	1,035,000	1,208,378

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	1,695,000	1,955,337

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28		6,241,000	6,418,494

Healthcare Realty Holdings LP

3.50%	08/01/26		2,257,000	2,241,336

3.63%	01/15/28		625,000	614,831

Host Hotels & Resorts LP (REIT)

5.70%	06/15/32		3,415,000	3,522,880

Hudson Pacific Properties LP

3.95%	11/01/27		4,202,000	4,048,879

5.95%	02/15/28		805,000	794,777

Lineage OP LP

5.25% (1)	07/15/30		2,575,000	2,611,359

LXP Industrial Trust

2.70%	09/15/30		2,000,000	1,827,360

Realty Income Corp.

3.38%	06/20/31	EUR	130,000	153,333

4.88%	07/06/30	EUR	710,000	895,342

RHP Hotel Properties LP/RHP Finance Corp. (REIT)

6.50% (1)	04/01/32		665,000	684,737

VICI Properties LP/VICI Note Co., Inc.

3.88% (1)	02/15/29		865,000	845,183

4.13% (1)	08/15/30		113,000	109,309

WP Carey, Inc. (REIT)

4.25%	07/23/32	EUR	950,000	1,156,837

				43,797,674

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Retail — 0.5%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		$2,075,000	$2,173,334

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26		2,055,000	2,036,012

5.88% (1)	04/01/29		3,593,000	3,345,766

Michaels Cos., Inc.

5.25% (1)	05/01/28		2,383,000	2,197,197

7.88% (1)	05/01/29		675,000	566,062

Papa John’s International, Inc.

3.88% (1)	09/15/29		1,565,000	1,503,793

Staples, Inc.

10.75% (1)	09/01/29		600,000	595,356

				12,417,520

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		825,000	857,389

Intel Corp.

2.00%	08/12/31		2,300,000	2,011,787

3.05%	08/12/51		826,000	524,436

				3,393,612

Software — 0.5%

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL

8.75% (1)	05/01/29		2,202,000	2,283,166

Open Text Corp. (Canada)

6.90% (1)	12/01/27		5,545,000	5,773,676

Open Text Holdings, Inc. (Canada)

4.13% (1)	12/01/31		1,450,000	1,342,874

Oracle Corp.

4.80%	09/26/32		1,000,000	1,001,790

4.80%	08/03/28		4,060,000	4,129,263

				14,530,769

Telecommunications — 0.5%

Altice Financing SA (Luxembourg)

5.75% (1)	08/15/29		1,529,000	1,150,267

9.63% (1)	07/15/27		1,945,000	1,756,199

EchoStar Corp.

10.75%	11/30/29		891,000	981,160

Frontier Communications Holdings LLC

8.63% (1)	03/15/31		100,000	105,706

Global Switch Finance BV (United Kingdom)

1.38% (9)	10/07/30	EUR	4,505,000	5,011,343

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		1,534,000	1,443,432

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		$1,016,000	$1,053,704

Zayo Group Holdings, Inc.

9.25% (1),(13)	03/09/30		1,076,585	1,030,895

				12,532,706

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (9)	09/02/30	AUD	3,160,000	1,890,473

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	3,080,000	1,898,748

				3,789,221

Water — 0.3%

Holding d’Infrastructures des Metiers de l’Environnement SAS (France)

4.88% (9)	10/24/29	EUR	745,000	909,103

Suez SACA (France)

2.88% (9)	05/24/34	EUR	1,900,000	2,090,781

United Utilities Water Finance PLC (United Kingdom)

3.75% (9)	05/23/34	EUR	1,270,000	1,497,398

Yorkshire Water Finance PLC (United Kingdom)

6.38% (9)	11/18/34	GBP	1,940,000	2,665,840

				7,163,122

Total Corporate Bonds

(Cost: $485,438,798)				483,913,492

MUNICIPAL BONDS — 0.7%

County of Miami-Dade Aviation Revenue, Series B

2.86%	10/01/35		1,750,000	1,487,731

County of Miami-Dade Aviation Revenue, Series D

3.35%	10/01/29		2,000,000	1,948,744

Medina Valley Independent School District, General Obligation Unlimited

4.75%	02/15/50		980,000	995,364

New York City Transitional Finance Authority, Revenue Bonds

5.00%	05/01/50		1,175,000	1,224,663

5.00%	11/01/53		4,175,000	4,351,719

New York State Dormitory Authority, Revenue Bonds

5.00%	03/15/54		1,870,000	1,932,793

New York State Dormitory Authority, Revenue bonds

5.29%	03/15/33		2,800,351	2,860,707

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount		Value

MUNICIPAL BONDS (Continued)

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/56		$1,070,000	$1,104,792

5.00%	03/15/59		2,115,000	2,183,649

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55		1,420,000	1,477,436

Total Municipal Bonds

(Cost: $19,742,942)				19,567,598

FOREIGN GOVERNMENT BONDS — 2.2%

Brazil Government International Bonds

6.00%	10/20/33		1,230,000	1,259,102

6.13%	03/15/34		1,310,000	1,339,868

6.63%	03/15/35		5,885,000	6,130,287

Colombia Government International Bonds

3.13%	04/15/31		2,027,000	1,767,645

Finance Department Government of Sharjah

6.50% (1)	11/23/32		1,629,000	1,760,542

Guatemala Government Bonds

6.25% (9)	08/15/36		4,377,000	4,535,404

6.60% (9)	06/13/36		1,300,000	1,379,976

Hungary Government International Bonds

2.13% (1)	09/22/31		3,147,000	2,706,357

Indonesia Government International Bonds

4.75%	09/10/34		1,100,000	1,098,097

Israel Government International Bonds

5.38%	02/19/30		1,800,000	1,856,664

Mexico Government International Bonds

2.66%	05/24/31		2,472,000	2,207,867

4.88%	05/19/33		2,259,000	2,191,366

5.63%	09/22/35		3,356,000	3,340,898

6.35%	02/09/35		3,850,000	4,073,377

New South Wales Treasury Corp.

5.25% (9)	02/24/38	AUD	10,555,000	7,023,865

Panama Government International Bonds

2.25%	09/29/32		3,706,000	3,012,533

6.40%	02/14/35		460,000	477,365

Peru Government International Bonds

3.00%	01/15/34		2,000,000	1,739,540

Queensland Treasury Corp.

5.25% (9)	08/13/38	AUD	3,665,000	2,411,781

Republic of South Africa Government International Bonds

4.30%	10/12/28		827,000	814,984

4.85%	09/30/29		1,283,000	1,269,131

5.88%	06/22/30		875,000	895,912

5.88%	04/20/32		1,064,000	1,077,396

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Romania Government International Bonds

3.63% (9)	03/27/32		$960,000	$855,254

5.75% (9)	03/24/35		3,890,000	3,751,827

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	3,630,000	1,700,791

Uruguay Government International Bonds

5.44%	02/14/37		1,200,000	1,258,140

Total Foreign Government Bonds

(Cost: $61,048,819)				61,935,969

U.S. TREASURY SECURITIES — 8.3%

U.S. Treasury Notes

3.50%	09/30/27		29,935,000	29,873,025

3.63%	09/30/30		199,444,000	198,438,990

Total U.S. Treasury Securities

(Cost: $228,628,708)				228,312,015

BANK LOANS — 3.7%

Advertising — 0.1%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.80% (3 mo. USD Term SOFR + 4.250%) (4)	10/28/27		968,003	870,448

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (4)	07/15/28		903,725	903,350

				1,773,798

Aerospace & Defense — 0.1%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

8.83% (3 mo. USD Term SOFR + 4.500%) (4)	02/11/32		855,700	859,448

TransDigm, Inc. 2023 Term Loan J

6.50% (3 mo. USD Term SOFR + 2.500%) (4)	02/28/31		565,051	565,410

TransDigm, Inc. 2024 Term Loan I

6.50% (3 mo. USD Term SOFR + 2.500%) (4)	08/24/28		503,952	504,025

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

TransDigm, Inc. 2025 Term Loan M

6.66% (1 mo. USD Term SOFR + 2.500%) (4)	08/19/32	$1,246,099	$1,246,161

			3,175,044

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.41% (1 mo. USD Term SOFR + 2.250%) (4)	12/21/28	788,872	788,316

Beverages — 0.2%

Celsius Holdings, Inc. Term Loan

7.29% (3 mo. USD Term SOFR + 3.000%) (4)	04/01/32	650,253	652,691

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (4)	01/24/29	3,494,262	3,527,755

Naked Juice LLC 2025 FLSO Term Loan

7.35% (3 mo. USD Term SOFR + 3.250%) (4)	01/24/29	82,434	62,444

Naked Juice LLC 2025 FLTO Term Loan

10.10% (3 mo. USD Term SOFR + 6.000%) (4)	01/24/30	387,306	162,024

			4,404,914

Chemicals — 0.0%

Chemours Co. 2023 USD Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%) (4)	08/18/28	1,044,503	1,045,485

Commercial Services — 0.2%

ASP Dream Acquisition Co. LLC Term Loan B

8.51% (1 mo. USD Term SOFR + 4.250%) (4)	12/15/28	1,000,273	925,253

Boost Newco Borrower LLC 2025 USD Term Loan B2

6.00% (3 mo. USD Term SOFR + 2.000%) (4)	01/31/31	768,032	770,033

CCRR Parent, Inc. Term Loan B

8.71% (3 mo. USD Term SOFR + 4.250%) (4)	03/06/28	353,510	120,193

CCRR Parent, Inc. US Acquisition Facility

8.55% (3 mo. USD Term SOFR + 4.250%) (4)	03/06/28	731,691	250,604

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.68% (3 mo. USD Term SOFR + 3.675%) (4)	07/06/29	$275,246	$277,440

Kelso Industries LLC Delayed Draw Term Loan

0.00% (4),(14)	12/30/29	33,000	33,165

Kelso Industries LLC Term Loan

9.91% (1 mo. USD Term SOFR + 5.750%) (4)	12/30/29	551,920	554,680

Ryan LLC Term Loan

7.66% (1 mo. USD Term SOFR + 3.500%) (4)	11/14/30	393,728	394,996

TruGreen LP 2020 Term Loan

8.26% (1 mo. USD Term SOFR + 4.000%) (4)	11/02/27	1,003,214	986,911

Valvoline, Inc. Term Loan B

0.00% (15)	03/19/32	992,193	996,742

			5,310,017

Computers — 0.1%

McAfee LLC 2024 USD 1st Lien Term Loan B

7.22% (1 mo. USD Term SOFR + 3.000%) (4)	03/01/29	161,689	154,918

Peraton Corp. Term Loan B

8.01% (1 mo. USD Term SOFR + 3.750%) (4)	02/01/28	1,113,369	941,843

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	517,036	519,370

X Corp. Term Loan

10.96% (3 mo. USD Term SOFR + 6.500%) (4)	10/26/29	1,120,892	1,101,120

			2,717,251

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS USD Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (4)	04/28/32	758,873	761,814

Distribution & Wholesale — 0.0%

BCPE Empire Holdings, Inc. 2025 Term Loan B

7.41% (1 mo. USD Term SOFR + 3.250%) (4)	12/11/30	90,065	90,005

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 0.1%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.89% (1 mo. USD Term SOFR + 1.750%) (4)	06/24/30	$1,999,466	$2,002,245

Blackhawk Network Holdings, Inc. 2025 Term Loan B

8.16% (1 mo. USD Term SOFR + 4.000%) (4)	03/12/29	863,605	867,992

Guggenheim Partners LLC 2024 Term Loan B

6.50% (3 mo. USD Term SOFR + 2.500%) (4)	11/26/31	367,161	368,814

Jane Street Group LLC 2024 Term Loan B1

6.20% (3 mo. USD Term SOFR + 2.000%) (4)	12/15/31	829,197	824,276

Jefferies Finance LLC 2024 Term Loan

6.92% (1 mo. USD Term SOFR + 2.750%) (4)	10/21/31	298,012	298,385

			4,361,712

Electric — 0.1%

Alpha Generation LLC Term Loan B

6.16% (1 mo. USD Term SOFR + 2.000%) (4)	09/30/31	1,552,923	1,552,729

Calpine Corp. 2024 Term Loan B10

5.91% (1 mo. USD Term SOFR + 1.750%) (4)	01/31/31	288,953	288,985

Cornerstone Generation LLC Term Loan B

7.48% (3 mo. USD Term SOFR + 3.250%) (4)	08/11/32	329,147	331,862

Edgewater Generation LLC 2025 Repriced Term Loan

7.16% (1 mo. USD Term SOFR + 3.000%) (4)	08/01/30	298,519	299,614

Kestrel Acquisition LLC 2024 Term Loan B

9.75% (3 mo. USD Term SOFR + 3.500%) (4)	11/06/31	377,311	379,041

Potomac Energy Center LLC 2025 Term Loan

7.32% (3 mo. USD Term SOFR + 3.000%) (4)	08/05/32	412,729	415,053

South Field LLC 2025 Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (4)	08/29/31	416,347	417,908

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

South Field LLC 2025 Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (4)	08/29/31	$26,774	$26,874

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.91% (1 mo. USD Term SOFR + 1.750%) (4)	12/20/30	640,998	642,623

			4,354,689

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (4)	12/29/28	1,083,779	929,883

Electronics — 0.0%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (4)	10/24/31	282,863	284,041

Engineering & Construction — 0.1%

Artera Services LLC 2024 Term Loan

8.50% (3 mo. USD Term SOFR + 4.500%) (4)	02/15/31	676,524	607,391

Astrion Group LLC 2024 Term Loan

9.29% (6 mo. USD Term SOFR + 5.000%) (4)	08/29/31	1,496,231	1,455,084

			2,062,475

Entertainment — 0.2%

City Football Group Ltd. 2024 Term Loan

7.78% (1 mo. USD Term SOFR + 3.500%) (4)	07/22/30	480,774	481,776

DK Crown Holdings, Inc. 2025 Term Loan B

6.00% (1 mo. USD Term SOFR + 1.750%) (4)	03/04/32	154,527	154,479

EOC Borrower LLC Term Loan A

7.91% (1 mo. USD Term SOFR + 3.750%) (4)	03/24/28	1,361,438	1,365,692

Flutter Financing BV 2025 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (4)	06/04/32	410,432	410,634

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (4)	08/16/31	$1,008,197	$1,013,238

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (4)	07/01/32	1,389,772	1,394,295

			4,820,114

Food — 0.1%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.28% (1 mo. USD Term SOFR + 4.000%) (4)	06/09/28	873,482	874,583

United Natural Foods, Inc. 2024 Term Loan

8.91% (1 mo. USD Term SOFR + 4.750%) (4)	05/01/31	777,431	782,939

			1,657,522

Health Care-products — 0.1%

Antylia Scientific Term Loan

8.29% (3 mo. USD Term SOFR + 4.000%) (4)	05/27/32	723,268	716,035

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (4)	08/20/32	1,125,939	1,121,486

			1,837,521

Health Care-services — 0.3%

ADMI Corp. 2021 Term Loan B2

7.65% (1 mo. USD Term SOFR + 3.375%) (4)	12/23/27	551,384	521,976

ADMI Corp. 2023 Term Loan B5

9.91% (1 mo. USD Term SOFR + 5.750%) (4)	12/23/27	281,204	273,297

Heartland Dental LLC 2025 Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%) (4)	08/25/32	1,241,512	1,240,898

IQVIA, Inc. 2025 Incremental Term Loan B5

5.75% (3 mo. USD Term SOFR + 1.750%) (4)	01/02/31	493,909	496,935

Modivcare, Inc. 2024 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (4)	07/01/31	2,616,663	1,257,084

Issues	Maturity Date	Principal Amount	Value

Health Care-services (Continued)

Modivcare, Inc. 2025 DIP Term Loan

11.14% (1 mo. USD Term SOFR + 7.000%) (4)	02/22/26	$456,634	$452,068

Modivcare, Inc. 2025 Incremental Term Loan

13.78% (3 mo. USD Term SOFR + 9.500%) (4)	01/12/26	688,354	309,759

NAPA Management Services Corp. Term Loan B

9.51% (1 mo. USD Term SOFR + 5.250%) (4)	02/23/29	1,223,923	822,066

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.82% (3 mo. USD Term SOFR + 3.250%) (4)	12/29/28	1,866,390	1,789,187

Star Parent, Inc. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (4)	09/27/30	314,139	314,532

			7,477,802

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (4),(16)	08/16/32	447,133	443,382

Home Furnishings — 0.0%

AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B

7.28% (1 mo. USD Term SOFR + 3.000%) (4)	07/31/28	483,576	485,077

Insurance — 0.0%

Asurion LLC 2021 Second Lien Term Loan B4

9.53% (1 mo. USD Term SOFR + 5.250%) (4)	01/20/29	659,757	633,046

Internet — 0.2%

Arches Buyer, Inc. 2021 Term Loan B

7.51% (1 mo. USD Term SOFR + 3.250%) (4)	12/06/27	276,945	277,702

Barracuda Networks, Inc. 2022 Term Loan

8.81% (3 mo. USD Term SOFR + 4.500%) (4)	08/15/29	971,987	819,448

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (4)	12/12/29	$1,314,824	$1,331,055

Magnite, Inc. 2025 Repriced Term Loan B

7.16% (1 mo. USD Term SOFR + 3.000%) (4)	02/06/31	924,754	928,032

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (4)	05/03/28	711,189	685,853

MH Sub I LLC 2024 Term Loan B4

8.41% (1 mo. USD Term SOFR + 4.250%) (4)	12/31/31	1,060,360	978,182

Plano HoldCo, Inc. Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (4)	10/02/31	268,650	263,277

Red Ventures LLC 2024 Term Loan B

6.91% (1 mo. USD Term SOFR + 2.750%) (4)	03/04/30	863,927	816,411

TripAdvisor, Inc. Term Loan

6.91% (1 mo. USD Term SOFR + 2.750%) (4)	07/08/31	627,425	616,446

			6,716,406

Leisure Time — 0.0%

Sabre GLBL, Inc. 2022 1st Lien Term Loan B

9.26% (1 mo. USD Term SOFR + 5.000%) (4)	06/30/28	167,680	157,969

Sabre GLBL, Inc. 2024 Term Loan B1

10.26% (1 mo. USD Term SOFR + 6.000%) (4)	11/15/29	318,813	301,677

			459,646

Lodging — 0.1%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.91% (1 mo. USD Term SOFR + 1.750%) (4)	11/08/30	1,457,180	1,460,276

Issues	Maturity Date	Principal Amount	Value

Machinery-Construction & Mining — 0.0%

WEC U.S. Holdings Ltd. 2024 Term Loan

6.53% (1 mo. USD Term SOFR + 2.250%)(4)	01/27/31	$621,964	$622,869

Machinery-diversified — 0.1%
Oregon Tool, Inc. 2025 1st Lien Term Loan
9.54% (3 mo. USD Term SOFR + 5.350%) (4)	10/15/29	118,407	120,775

Oregon Tool, Inc. 2025 2nd Lien Term Loan
8.45% (3 mo. USD Term SOFR + 4.000%) (4)	10/15/29	2,705,405	2,110,892

			2,231,667

Media — 0.2%
Charter Communications Operating LLC 2023 Term Loan B4
0.00% (15)	12/07/30	387,087	387,008
Charter Communications Operating LLC 2024 Term Loan B5
6.54% (3 mo. USD Term SOFR + 2.250%) (4)	12/15/31	3,489,607	3,492,120
Telenet Financing USD LLC 2020 USD Term Loan AR
6.26% (1 mo. USD Term SOFR + 2.000%) (4)	04/30/28	472,296	469,148
Virgin Media Bristol LLC USD Term Loan N
6.76% (1 mo. USD Term SOFR + 2.500%) (4)	01/31/28	574,494	574,583
Ziggo Financing Partnership USD Term Loan I
6.76% (1 mo. USD Term SOFR + 2.500%) (4)	04/30/28	418,760	418,164

			5,341,023

Mining — 0.0%

American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan
11.47% (3 mo. USD Term SOFR + 7.000%) (17)	06/09/28	133,310	133,060
American Rock Salt Co. LLC 2024 First Out Term Loan
11.46% (3 mo. USD Term SOFR + 7.000%) (4)	06/09/28	450,097	449,255

			582,315

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Miscellaneous Manufacturers — 0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B
8.81% (3 mo. USD Term SOFR + 4.750%) (4)	06/14/32	$472,556	$472,556
Technimark Holdings LLC 2024 Term Loan
7.39% (1 mo. USD Term SOFR + 3.250%) (4)	04/14/31	1,052,304	1,054,277

			1,526,833

Office/Business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B
8.00% (3 mo. USD Term SOFR + 4.000%) (4)	11/19/29	2,195,683	2,043,358

Packaging & Containers — 0.2%

Balcan Innovations, Inc. Term Loan B
9.06% (3 mo. USD Term SOFR + 4.750%) (4)	10/18/31	537,707	509,477

Plaze, Inc. 2019 Term Loan B
7.78% (1 mo. USD Term SOFR + 3.500%) (4)	08/03/26	1,650,186	1,548,592

Plaze, Inc. 2020 Incremental Term Loan
7.91% (1 mo. USD Term SOFR + 3.750%) (4)	08/03/26	4,252,825	3,991,000

			6,049,069

Pharmaceuticals — 0.1%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B
6.26% (1 mo. USD Term SOFR + 2.000%) (4)	11/15/27	865,473	863,876
Paradigm Parent LLC 1st Lien Term Loan
8.82% (3 mo. USD Term SOFR + 4.500%)	04/16/32	750,000	674,884
Pathway Vet Alliance LLC 2025 Tranche A Term Loan A
9.31% (3 mo. USD Term SOFR + 5.000%) (4)	06/30/28	167,373	169,390

			1,708,150

Issues	Maturity Date	Principal Amount	Value

REIT — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3
5.07% (3 mo. USD Term SOFR + 0.850%) (4)	03/01/29	$1,664,689	$1,631,395
Healthpeak Properties, Inc. Term Loan A1
5.10% (1 mo. USD Term SOFR + 0.840%) (4)	08/20/27	824,832	818,646
Healthpeak Properties, Inc. Term Loan A2
5.10% (1 mo. USD Term SOFR + 0.840%) (4)	02/22/27	824,832	818,646
Invitation Homes Operating Partnership LP 2024 Term Loan
5.13% (1 mo. USD Term SOFR + 0.850%) (4)	09/09/28	3,604,244	3,604,244
Iron Mountain, Inc. 2022 Term Loan A
5.91% (1 mo. USD Term SOFR + 1.750%) (4)	03/18/30	1,481,250	1,466,437

			8,339,368

Retail — 0.3%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6
5.91% (1 mo. USD Term SOFR + 1.750%) (4)	09/20/30	911,968	910,067
BW Gas & Convenience Holdings LLC 2021 Term Loan B
7.78% (1 mo. USD Term SOFR + 3.500%) (4)	03/31/28	846,456	846,456

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.56% (3 mo. USD Term SOFR + 3.250%) (4)	11/01/31	858,747	795,951

KFC Holding Co. 2021 Term Loan B

6.00% (1 mo. USD Term SOFR + 1.750%) (4)	03/15/28	451,102	453,357

Michaels Cos., Inc. 2021 Term Loan B

8.51% (3 mo. USD Term SOFR + 4.250%) (4)	04/17/28	3,351,250	3,173,584

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Issues	Maturity Date	Principal Amount	Value
Retail (Continued)

Peer Holding III BV 2025 USD Term Loan B5B

6.50% (3 mo. USD Term SOFR + 2.500%)(4)	07/01/31	$1,730,551	$1,734,523

			7,913,938

Software — 0.2%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.91% (1 mo. USD Term SOFR + 3.750%)(4)	12/29/28	308,638	280,355

Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan

9.21% (3 mo. USD Term SOFR + 5.000%)(4)	04/29/30	60,672	61,496

Cotiviti Corp. 2025 2nd Amendment Term Loan

7.03% (1 mo. USD Term SOFR + 2.750%)(4)	03/26/32	444,039	436,823

DTI Holdco, Inc. 2025 Term Loan B

8.16% (1 mo. USD Term SOFR + 4.000%)(4)	04/26/29	1,406,110	1,256,718

EagleView Technology Corp. 2025 Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%)(4)	08/14/28	2,155,922	2,122,915

Modena Buyer LLC Term Loan

8.81% (3 mo. USD Term SOFR + 4.500%)(4)	07/01/31	286,571	283,399

Renaissance Holdings Corp. 2024 1st Lien Term Loan

8.16% (1 mo. USD Term SOFR + 4.000%)(4)	04/05/30	1,516,893	1,318,589

SolarWinds Holdings, Inc. 2025 Term Loan

8.03% (3 mo. USD Term SOFR + 4.000%)(4)	04/16/32	771,189	758,657

			6,518,952

Issues	Maturity Date	Principal Amount		Value

Telecommunications — 0.1%

Altice Financing SA 2022 USD Term Loan

9.32% (3 mo. USD Term SOFR + 5.000%)(4)	10/31/27		$374,654	$316,114

Frontier Communications Corp. 2025 Term Loan B

6.65% (1 mo. USD Term SOFR + 2.500%)(4)	07/01/31		367,402	368,244

Zayo Group Holdings, Inc. 2022 USD Incremental Term Loan B

8.34% (1 mo. USD Term SOFR + 4.175%)(4)	03/09/27		1,368,375	1,372,890

Zayo Group Holdings, Inc. USD Term Loan

7.28% (1 mo. USD Term SOFR + 3.000%)(4)	03/09/27		412,415	407,680

				2,464,928

Total Bank Loans

(Cost: $107,764,617)				103,392,706

Total Fixed Income Securities

(Cost: $3,202,267,627)				2,927,099,935

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%

Davide Campari-Milano NV (Italy)

2.38% (9)	01/17/29	EUR	1,000,000	1,134,204

Commercial Services — 0.1%

Worldline SA (France)

0.00% (5),(9)	07/30/26	EUR	3,038,784	3,403,468

Total Convertible Corporate Bonds

(Cost: $4,196,617)				4,537,672

Total Convertible Securities

(Cost: $4,196,617)				4,537,672

Issues		Shares		Value

COMMON STOCK — 0.2%

Real Estate — 0.0%

Aoyuan New Shares (7),(18)			408,851	6,043

REIT — 0.2%

AGNC Investment Corp.			582,000	5,697,780

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Shares	Value

Telecommunications — 0.0%

Intelsat SA (7),(18)	100,739	$56,414

Total Common Stock

(Cost: $7,141,073)		5,760,237

INVESTMENT COMPANIES —1.3%

TCW Private Asset Income Fund — I Class (19)	3,592,412	36,031,892

Total Investment Companies

(Cost: $35,917,328)		36,031,892

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 2.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09% (20)	9,006,357	$9,006,357

TCW Central Cash Fund, 4.14% (19),(20)	51,704,435	51,704,435

Total Money Market Investments

(Cost: $60,710,792)		60,710,792

Total Investments (110.2%) (Cost: $3,310,233,437)		3,034,140,528

Net unrealized appreciation/depreciation on Unfunded Commitments (0.0%)		(565)

Liabilities In Excess Of Other Assets (-10.2%)		(281,697,226)

Net Assets (100.0%)		$2,752,442,737

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,847	5-Year U.S. Treasury Note Futures	12/31/25	$201,761,217	$201,683,743	$(77,474)

			$201,761,217	$201,683,743	$(77,474)

Short Futures
87	3-Year Australian Bond Futures	12/15/25	$(6,182,693)	$(6,160,353)	$22,340
182	10-Year Australian Bond Futures	12/15/25	(13,628,333)	(13,672,529)	(44,196)
2,205	10-Year U.S. Treasury Note Futures	12/19/25	(250,540,340)	(253,747,266)	(3,206,926)
170	2-Year U.S. Treasury Note Futures	12/31/25	(35,462,178)	(35,427,734)	34,444
31	30-Year Euro-Buxl Futures	12/8/25	(4,113,419)	(4,169,934)	(56,515)
3	Euro SCHWATZ Futures	12/8/25	(377,418)	(377,105)	313
34	Euro-Bobl Futures	12/8/25	(4,701,268)	(4,706,509)	(5,241)
250	Euro-Bund Futures	12/8/25	(37,606,504)	(37,767,430)	(160,926)
37	Long Gilt Futures	12/29/25	(4,511,844)	(4,524,855)	(13,011)
566	U.S. Ultra Long Bond Futures	12/19/25	(66,164,762)	(67,955,375)	(1,790,613)

			$(423,288,759)	$(428,509,090)	$(5,220,331)

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (21)
Goldman Sachs & Co.	EUR	11,133,871	10/10/25	$13,081,395	$13,088,697	$7,302
Citibank N.A.	EUR	1,156,875	10/10/25	1,362,972	1,359,993	(2,979)

				$ 14,444,367	$14,448,690	$4,323

SELL (22)
Goldman Sachs & Co.	AUD	24,718,530	10/10/25	$16,267,411	$16,384,163	$(116,752)
Bank of America	EUR	403,024	10/10/25	472,005	473,785	(1,780)
Goldman Sachs & Co.	EUR	1,205,207	10/10/25	1,410,833	1,416,811	(5,978)
Citibank N.A.	EUR	69,798,813	10/10/25	82,165,680	82,053,723	111,957
Bank of New York	EUR	569,598	10/10/25	671,879	669,606	2,273
Goldman Sachs & Co.	GBP	1,998,526	10/10/25	2,683,293	2,690,645	(7,352)
Citibank N.A.	GBP	12,318,461	10/10/25	16,651,648	16,584,523	67,125
Bank of New York	GBP	1,741,166	10/10/25	2,360,783	2,344,157	16,626

				$122,683,532	$122,617,413	$66,119

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $1,037,696,391 or 37.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Restricted security (Note 11).
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2025.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At September 30, 2025, the value of these securities amounted to $93,221,136 or 3.4% of net assets.
(10)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(11)	Perpetual maturity.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(13)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 64,533,at an interest rate of 9.91% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(15)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(16)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $76,340, at an interest rate of 7.71% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 1.75% per annum.
(17)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 152,354, at an interest rate of 11.47% and a maturity of June 09, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(18)	Non-income producing security.
(19)	Affiliated issuer.
(20)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(21)	Fund buys foreign currency, sells USD.
(22)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

September 30, 2025

The summary of the Unconstrained Bond Fund transactions in the affiliated funds for the period ended September 30, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held September 30, 2025	Value at September 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund

	$274,063,488	$1,247,640,947	$1,470,000,000	51,704,435	$51,704,435	$1,863,925	$—	$—	$—
TCW Private Asset Income Fund — I Class

	7,104,479	28,812,849	—	3,592,412	36,031,892	1,113,926	—	—	114,564

Total					$87,736,327	$2,977,851	$—	$—	$114,564

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Fair Valuation Summary (Unaudited)	September 30, 2025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Non-Agency	$—	$745,664,255	$2,867,291	$748,531,546
Residential Mortgage-Backed Securities — Agency	—	599,109,243	—	599,109,243
Corporate Bonds	—	483,327,988	585,504	483,913,492
Commercial Mortgage-Backed Securities — Non-Agency	—	345,567,636	2,060,975	347,628,611
Asset-Backed Securities	—	278,496,445	32,252,239	310,748,684
U.S. Treasury Securities	—	228,312,015	—	228,312,015
Bank Loans	—	103,392,706	—	103,392,706
Foreign Government Bonds	—	61,935,969	—	61,935,969
Commercial Mortgage-Backed Securities — Agency	—	23,960,071	—	23,960,071
Municipal Bonds	—	19,567,598	—	19,567,598

Total Fixed Income Securities	—	2,889,333,926	37,766,009	2,927,099,935

Convertible Securities
Convertible Corporate Bonds	—	4,537,672	—	4,537,672
Equity Securities
Money Market Investments	60,710,792	—	—	60,710,792
Investment Companies	36,031,892	—	—	36,031,892
Common Stock	6,043	5,697,780	56,414	5,760,237

Total Equity Securities	96,748,727	5,697,780	56,414	102,502,921

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(565)	—	(565)

Total Investments	$96,748,727	$2,899,568,813	$37,822,423	$3,034,139,963

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	205,283	—	205,283
Futures Contracts
Interest Rate Risk	57,097	—	—	57,097

Total	$96,805,824	$2,899,774,096	$37,822,423	$3,034,402,343

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(5,354,902)	$—	$—	$(5,354,902)
Forward Currency Contracts
Foreign Currency Risk	—	(134,841)	—	(134,841)

Total	$(5,354,902)	$(134,841)	$—	$(5,489,743)

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Assets and Liabilities (Unaudited)	September 30, 2025

	TCW MetWest High Yield Bond Fund	TCW MetWest Investment Grade Credit Fund	TCW MetWest Low Duration Bond Fund	TCW MetWest Strategic Income Fund
ASSETS
Investments, at Value (1)	$418,124,503	$30,226,673	$1,014,998,727	$63,393,584
Investment in Affiliated Issuers, at Value (2)	13,418,795	1,393,446	64,811,802	2,047,358
Foreign Currency, at Value (3)	193,600	16,475	94,788	74,252
Cash	439,801	—	38,069	—
Receivable for Securities Sold	3,466,426	71,648	231,097	1,224,439
Receivable for Sale of When-Issued Securities	—	708,112	12,570,370	1,660,727
Receivable for Fund Shares Sold	328,336	500	19,448,098	424
Interest and Dividends Receivable	6,574,084	225,763	4,991,733	443,614
Receivable from Investment Advisor	15,954	19,533	5,595	20,692
Unrealized Appreciation on Forward Currency Exchange Contracts	43,122	1,041	47,784	6,814
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	8,015	369,897	6,522
Cash Collateral Held for Brokers	—	170,000	5,375,000	200,000
Net Unrealized Appreciation on Unfunded Loan Commitments	—	—	12	—
Prepaid Expenses	28,518	276	32,443	13,623

Total Assets	442,633,139	32,841,482	1,123,015,415	69,092,049

LIABILITIES
Distributions Payable	449,408	—	414,109	1,403
Payable for Securities Purchased	6,247,918	566,974	31,659,622	56,963
Payable for Purchase of When-Issued Securities	4,499,101	4,248,855	195,800,969	7,540,178
Payable for Fund Shares Redeemed	731,859	32,857	1,925,208	143,198
Disbursements in Excess of Available Cash	—	—	—	1,148,427
Accrued Trustees’ Fees and Expenses	1,183	75	3,623	215
Deferred Accrued Trustees’ Fees and Expenses	1,090	74	2,739	178
Accrued Management Fees	174,094	7,919	217,243	33,881
Accrued Distribution Fees	18,274	1,607	12,855	8,890
Unrealized Depreciation on Forward Currency Exchange Contracts	3,578	1,451	416	2,770
Transfer Agent Fees Payable	57,239	21,444	167,917	21,262
Administration Fee Payable	64,129	49,553	78,021	50,340
Audit Fees Payable	26,877	19,519	28,678	26,999
Accounting Fees Payable	586	38	1,208	88
Custodian Fees Payable	31,861	56,146	83,559	76,548
Interest Payable on Borrowings	2,451	154	5,524	374
Legal Fees Payable	828	24	2,685	131
Net Unrealized Depreciation on Unfunded Loan Commitments	195	—	—	—
Other Accrued Expenses	19,743	18,990	236,473	17,780

Total Liabilities	12,330,414	5,025,680	230,640,849	9,129,625

NET ASSETS	$430,302,725	$27,815,802	$892,374,566	$59,962,424

NET ASSETS CONSIST OF:
Paid-in Capital	$562,445,413	$30,183,358	$1,085,689,977	$71,204,938
Accumulated Earnings (Loss)	(132,142,688)	(2,367,556)	(193,315,411)	(11,242,514)

NET ASSETS	$430,302,725	$27,815,802	$892,374,566	$59,962,424

NET ASSETS ATTRIBUTABLE TO:

Administrative Class Shares	$—	$—	$11,402	$—

Class I Shares	$343,242,078	$19,878,467	$810,659,679	$20,264,389

Class I-3 Shares	$10,067	$—	$10,063	$—

Class M Shares	$87,050,580	$7,937,335	$81,693,422	$39,698,035

CAPITAL SHARES OUTSTANDING:

Administrative Class Shares	—	—	1,043	—

Class I Shares	36,688,535	2,476,859	95,754,565	3,264,944

Class I-3 Shares	1,006	—	1,004	—

Class M Shares	9,301,957	988,981	9,649,073	6,395,523

NET ASSET VALUE PER SHARE:

Administrative Class Shares	$—	$—	$10.93	$—

Class I Shares	$9.36	$8.03	$8.47	$6.21

Class I-3 Shares	$10.01	$—	$10.02	$—

Class M Shares	$9.36	$8.03	$8.47	$6.21

(1)

The identified cost of investments for the TCW MetWest High Yield Bond Fund, the TCW MetWest Investment Grade Credit Fund, the TCW MetWest Low Duration Bond Fund and the TCW MetWest Strategic Income Fund at September 30, 2025 was $417,530,313, $30,173,241, $1,015,365,522 and $68,784,915, respectively.

(2)

The identified cost for investments in affiliated issuers of the TCW MetWest High Yield Bond Fund, the TCW MetWest Investment Grade Credit Fund, the TCW MetWest Low Duration Bond Fund and the TCW MetWest Strategic Income Fund was $13,418,795, $1,393,446, $64,811,802 and $2,044,652, respectively.

(3)

The cost of foreign currency for the TCW MetWest High Yield Bond Fund, the TCW MetWest Investment Grade Credit Fund, the TCW MetWest Low Duration Bond Fund and the TCW MetWest Strategic Income Fund at September 30, 2025 was $193,019, $16,376, $95,627 and $73,757, respectively.

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Assets and Liabilities (Unaudited)	September 30, 2025

	TCW MetWest Sustainable Securitized Fund	TCW MetWest Total Return Bond Fund (1)	TCW MetWest Ultra Short Bond Fund	TCW MetWest Unconstrained Bond Fund
ASSETS
Investments, at Value (2)	$24,004,200	$30,937,614,936	$45,702,478	$2,946,403,441
Investment in Affiliated Issuers, at Value (3)	1,274,353	4,673,077,993	5,334,414	87,736,327
Foreign Currency, at Value (4)	23,502	29,524,722	28,096	2,577,698
Cash	—	—	—	2,511,692
Receivable for Securities Sold	135,724	200,727,844	209,753	9,330,473
Receivable for Sale of When-Issued Securities	237,200	431,815,409	1,156,443	38,529,220
Receivable for Fund Shares Sold	197,295	34,516,829	52,715	1,878,888
Interest and Dividends Receivable	84,319	165,641,665	197,783	17,370,317
Receivable from Investment Advisor	15,923	51,457	18,212	19,126
Unrealized Appreciation on Forward Currency Exchange Contracts	1,565	3,352,768	736	205,283
Receivable for Daily Variation Margin on Open Financial Futures Contracts	12,218	12,011,839	7,331	462,940
Cash Collateral Held for Brokers	135,000	131,312,167	207,000	12,386,984
Net Unrealized Appreciation on Unfunded Loan Commitments	—	465	—	—
Prepaid Expenses	15,555	233,416	12,832	72,829
Miscellaneous Income Receivable	—	—	—	206,624

Total Assets	26,136,854	36,619,881,510	52,927,793	3,119,691,842

LIABILITIES
Distributions Payable	—	9,019,358	234	2,459,658
Payable for Securities Purchased	205,262	522,104,183	2,160,298	16,078,092
Payable for Purchase of When-Issued Securities	4,162,913	3,654,745,197	8,510,274	343,233,309
Payable for Fund Shares Redeemed	56,090	35,976,211	33,838	3,170,354
Disbursements in Excess of Available Cash	151,103	4,352,682	201,627	—
Accrued Trustees’ Fees and Expenses	—	163,630	138	6,412
Deferred Accrued Trustees’ Fees and Expenses	22	122,445	125	6,611
Accrued Management Fees	6,805	9,362,126	8,925	1,458,327
Accrued Distribution Fees	792	475,939	1,277	27,217
Unrealized Depreciation on Forward Currency Exchange Contracts	813	1,769,553	—	134,841
Transfer Agent Fees Payable	13,580	4,034,408	21,110	327,733
Administration Fee Payable	49,228	994,564	49,935	113,489
Audit Fees Payable	16,544	39,547	26,970	35,440
Accounting Fees Payable	28	44,983	62	3,748
Custodian Fees Payable	32,278	585,437	41,543	155,138
Interest Payable on Borrowings	75	222,068	263	14,933
Legal Fees Payable	—	129,746	78	2,894
Net Unrealized Depreciation on Unfunded Loan Commitments	—	—	—	565
Other Accrued Expenses	13,676	2,499,662	16,949	20,344

Total Liabilities	4,709,209	4,246,641,739	11,073,646	367,249,105

NET ASSETS	$21,427,645	$32,373,239,771	$41,854,147	$2,752,442,737

NET ASSETS CONSIST OF:
Paid-in Capital	$22,667,044	$45,567,616,101	$54,218,313	$3,273,629,907
Accumulated Earnings (Loss)	(1,239,399)	(13,194,376,330)	(12,364,166)	(521,187,170)

NET ASSETS	$21,427,645	$32,373,239,771	$41,854,147	$2,752,442,737

NET ASSETS ATTRIBUTABLE TO:
Administrative Class Shares	$—	$322,144,910	$—	$—

Class I Shares	$17,276,806	$20,503,295,302	$33,971,508	$2,139,575,224

Class I-2 Shares	$—	$37,414,813	$—	$—

Class I-3 Shares	$—	$10,146	$—	$10,106

Class M Shares	$4,150,839	$2,418,341,931	$7,882,639	$132,397,294

Plan Class Shares	$—	$9,092,032,669	$—	$480,460,113

CAPITAL SHARES OUTSTANDING:
Administrative Class Shares	—	34,909,539	—	—

Class I Shares	1,969,705	2,224,458,292	8,112,891	204,191,394

Class I-2 Shares	—	4,058,831	—	—

Class I-3 Shares	—	1,003	—	1,005

Class M Shares	473,463	262,280,330	1,887,754	12,624,022

Plan Class Shares	—	1,051,865,557	—	45,871,824

NET ASSET VALUE PER SHARE:
Administrative Class Shares	$—	$9.23	$—	$—

Class I Shares	$8.77	$9.22	$4.19	$10.48

Class I-2 Shares	$—	$9.22	$—	$—

Class I-3 Shares	$—	$10.12	$—	$10.06

Class M Shares	$8.77	$9.22	$4.18	$10.49

Plan Class Shares	$—	$8.64	$—	$10.47

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost of investments for the TCW MetWest Sustainable Securitized Fund, the TCW MetWest Total Return Bond Fund, the TCW MetWest Ultra Short Bond Fund and the TCW MetWest Unconstrained Bond Fund at September 30, 2025 was $24,054,036, $32,115,983,116, $45,778,058 and $3,222,610,915, respectively.

(3)

The identified cost for investments in affiliated issuers of the TCW MetWest Sustainable Securitized Fund, the TCW MetWest Total Return Bond Fund, the TCW MetWest Ultra Short Bond Fund and the TCW MetWest Unconstrained Bond Fund was $1,274,353, $4,672,506,874, $5,334,414 and $87,621,762, respectively.

(4)

The cost of foreign currency for the TCW MetWest Sustainable Securitized Fund, the TCW MetWest Total Return Bond Fund, the TCW MetWest Ultra Short Bond Fund and the TCW MetWest Unconstrained Bond Fund at September 30, 2025 was $23,545, $29,473,351, $28,041 and $2,599,968, respectively.

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Operations (Unaudited)	Six Months Ended September 30, 2025

	TCW MetWest High Yield Bond Fund	TCW MetWest Investment Grade Credit Fund	TCW MetWest Low Duration Bond Fund	TCW MetWest Strategic Income Fund
INVESTMENT INCOME
Income:
Dividends	$46,442	$1,814	$82,014	$6,796
Dividends from Investment in Affiliated Issuers	287,827	23,724	2,262,605	113,818
Interest	15,090,100	460,943	18,783,266	1,739,799

Total	15,424,369	486,481	21,127,885	1,860,413

Expenses:
Management Fees	1,081,796	46,561	1,347,856	206,025
Accounting Services Fees	586	38	1,208	88
Administration Fees	55,555	41,976	69,125	42,790
Transfer Agent Fees	144,494	26,036	431,090	44,328
Custodian Fees	31,015	52,384	60,406	61,368
Professional Fees	18,946	11,160	24,074	16,360
Trustees’ Fees and Expenses	6,330	417	14,386	991
Registration and filing fees	49,285	20,136	37,243	20,256
Distribution (12b-1) and service fees — class specific (Note 8)
Administrative Class	—	—	11	—
Class M	113,911	9,514	87,252	54,546
Other	29,189	11,756	45,075	12,869

Total	1,531,107	219,978	2,117,726	459,621

Less Expenses Borne by Investment Advisor:
Administrative Class Shares	—	—	(248)	—
Class I Shares	(73,979)	(104,256)	(40,832)	(47,236)
Class M Shares	(44,506)	(42,509)	(12,503)	(103,883)

Net Expenses	1,412,622	73,213	2,064,143	308,502

Net Investment Income	14,011,747	413,268	19,063,742	1,551,911

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	450,533	23,604	5,777,358	325,108
Foreign Currency	49,597	3,621	18,620	2,310
Forward Currency Exchange Contracts	(1,228,624)	(80,715)	(989,099)	(166,577)
Futures Contracts	638,658	45,153	(1,270,448)	214,339
Change in Unrealized Appreciation (Depreciation) on:
Investments	6,579,706	695,780	3,251,041	473,630
Foreign Currency	(3,496)	330	6,042	474
Forward Currency Exchange Contracts	633,845	34,161	392,818	72,311
Futures Contracts	(556,333)	(43,921)	(303,777)	(112,264)
Investments in Affiliated Issuers	—	—	—	2,706

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	6,563,886	678,013	6,882,555	812,037

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,575,633	$1,091,281	$25,946,297	$2,363,948

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Operations (Unaudited)	Six Months Ended September 30, 2025

	TCW MetWest Sustainable Securitized Fund	TCW MetWest Total Return Bond Fund (1)	TCW MetWest Ultra Short Bond Fund	TCW MetWest Unconstrained Bond Fund
INVESTMENT INCOME
Income:
Dividends	$1,456	$868,450	$1,550	$35,059,002
Dividends from Investment in Affiliated Issuers	17,591	69,148,219	128,254	2,977,851
Interest	479,722	690,204,641	880,026	44,801,567

Total	498,769	760,221,310	1,009,830	82,838,420

Expenses:
Management Fees	37,221	57,424,507	55,409	8,700,510
Accounting Services Fees	28	44,983	62	3,748
Administration Fees	41,678	947,071	42,378	108,962
Transfer Agent Fees	19,181	9,556,786	33,716	783,232
Custodian Fees	32,588	540,991	31,233	132,547
Professional Fees	9,124	306,560	16,167	40,320
Trustees’ Fees and Expenses	237	553,067	694	40,746
Registration and filing fees	18,482	185,604	19,887	52,984
Distribution (12b-1) and service fees — class specific (Note 8)
Administrative Class	—	365,066	—	—
Class M	4,178	2,606,495	8,466	165,408
Shareholder Reporting Expense	—	347,682	—	—
Other	5,757	2,768,890	10,584	87,234

Total	168,474	75,647,702	218,596	10,115,691

Less Expenses Borne by Investment Advisor:
Class I Shares	(96,989)	—	(102,041)	—
Class M Shares	(22,352)	—	(32,671)	(47)

Net Expenses	49,133	75,647,702	83,884	10,115,644

Net Investment Income	449,636	684,573,608	925,946	72,722,776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	135,956	(53,341,604)	218,256	(2,889,115)
Foreign Currency	(1,722)	5,205,440	1,646	(9,267)
Forward Currency Exchange Contracts	(11,715)	(111,292,735)	(17,770)	(8,886,413)
Futures Contracts	59,236	100,023,451	(55,695)	10,303,438
Change in Unrealized Appreciation (Depreciation) on:
Investments	64,566	472,072,594	89,703	37,594,627
Foreign Currency	(50)	48,905	65	(1,653)
Forward Currency Exchange Contracts	7,598	45,663,150	6,323	3,373,159
Futures Contracts	(38,485)	(40,455,104)	18,834	(6,383,848)
Investments in Affiliated Issuers	—	571,119	—	114,564

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	215,384	418,495,216	261,362	33,215,492

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$665,020	$1,103,068,824	$1,187,308	$105,938,268

(1)	Consolidated Statement of Operations (See Note 2).

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets (Unaudited)

	TCW MetWest High Yield Bond Fund		TCW MetWest Investment Grade Credit Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$14,011,747	$29,626,125	$413,268	$1,165,083
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(89,836)	(33,047,343)	(8,337)	(190,464)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	6,653,722	31,041,016	686,350	681,995

Increase in Net Assets Resulting from Operations	20,575,633	27,619,798	1,091,281	1,656,614

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(13,779,751)	(29,524,859)	(517,032)	(1,161,753)

NET CAPITAL SHARE TRANSACTIONS
Class I Shares	12,711,811	(29,953,852)	(782,340)	(675,327)
Class I-3 Shares	10,059	—	—	—
Class M Shares	(7,328,357)	(17,737,827)	150,965	1,434,573

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	5,393,513	(47,691,679)	(631,375)	759,246

Increase (Decrease) in Net Assets	12,189,395	(49,596,740)	(57,126)	1,254,107
NET ASSETS
Beginning of period	418,113,330	467,710,070	27,872,928	26,618,821

End of period	$430,302,725	$418,113,330	$27,815,802	$27,872,928

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets (Unaudited)

	TCW MetWest Low Duration Bond Fund		TCW MetWest Strategic Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$19,063,742	$47,797,184	$1,551,911	$4,991,480
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	3,536,431	(5,105,000)	375,180	(1,045,872)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	3,346,124	19,980,916	436,857	905,508

Increase in Net Assets Resulting from Operations	25,946,297	62,673,100	2,363,948	4,851,116

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(18,180,079)	(47,634,530)	(1,953,981)	(4,982,490)

NET CAPITAL SHARE TRANSACTIONS
Administrative Class Shares	211	459	—	—
Class I Shares	(23,750,768)	(297,460,045)	(953,382)	(1,824,718)
Class I-3 Shares	10,042	—	—	—
Class M Shares	(28,775,008)	(44,930,861)	(4,516,092)	(8,263,968)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(52,515,523)	(342,390,447)	(5,469,474)	(10,088,686)

Decrease in Net Assets	(44,749,305)	(327,351,877)	(5,059,507)	(10,220,060)
NET ASSETS
Beginning of period	937,123,871	1,264,475,748	65,021,931	75,241,991

End of period	$892,374,566	$937,123,871	$59,962,424	$65,021,931

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets (Unaudited)

	TCW MetWest Sustainable Securitized Fund		TCW MetWest Total Return Bond Fund(1)
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$449,636	$772,254	$684,573,608	$1,849,526,494
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	181,755	55,208	(59,405,448)	(637,914,628)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	33,629	351,555	477,900,664	851,714,750

Increase in Net Assets Resulting from Operations	665,020	1,179,017	1,103,068,824	2,063,326,616

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(453,793)	(771,176)	(610,416,124)	(1,853,449,599)

NET CAPITAL SHARE TRANSACTIONS
Administrative Class Shares	—	—	(121,618,040)	(759,771,441)
Class I Shares	3,332,446	5,679,198	(1,631,355,880)	(9,399,449,442)
Class I-2 Shares	—	—	(1,253,027)	(29,819,467)
Class I-3 Shares	—	—	10,031	—
Class M Shares	984,179	3,053,550	(270,357,326)	(1,189,767,135)
Plan Class Shares	—	—	(1,048,283,543)	(5,853,278,637)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	4,316,625	8,732,748	(3,072,857,785)	(17,232,086,122)

Increase (Decrease) in Net Assets	4,527,852	9,140,589	(2,580,205,085)	(17,022,209,105)
NET ASSETS
Beginning of period	16,899,793	7,759,204	34,953,444,856	51,975,653,961

End of period	$21,427,645	$16,899,793	$32,373,239,771	$34,953,444,856

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets (Unaudited)

	TCW MetWest Ultra Short Bond Fund		TCW MetWest Unconstrained Bond Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$925,946	$2,075,616	$72,722,776	$171,005,871
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	146,437	136,897	(1,481,357)	(17,478,830)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	114,925	528,441	34,696,849	36,308,913

Increase in Net Assets Resulting from Operations	1,187,308	2,740,954	105,938,268	189,835,954

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(923,477)	(2,065,757)	(80,138,406)	(169,905,997)

NET CAPITAL SHARE TRANSACTIONS
Class I Shares	(1,446,311)	(3,064,843)	(13,379,668)	82,887,558
Class I-3 Shares	—	—	10,046	—
Class M Shares	(3,389,845)	(1,884,481)	(4,053,096)	(7,470,384)
Plan Class Shares	—	—	(955,539)	74,999,354

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(4,836,156)	(4,949,324)	(18,378,257)	150,416,528

Increase (Decrease) in Net Assets	(4,572,325)	(4,274,127)	7,421,605	170,346,485
NET ASSETS
Beginning of period	46,426,472	50,700,599	2,745,021,132	2,574,674,647

End of period	$41,854,147	$46,426,472	$2,752,442,737	$2,745,021,132

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited)	September 30, 2025

1. SUMMARY OF ORGANIZATION

The TCW Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of eight separate portfolios (each a “Fund” and collectively, the “Funds”): TCW MetWest High Yield Bond Fund (the “High Yield Bond Fund”), TCW MetWest Investment Grade Credit Fund (the “Investment Grade Credit Fund”), TCW MetWest Low Duration Bond Fund (the “Low Duration Bond Fund”), TCW MetWest Strategic Income Fund (the “Strategic Income Fund”), TCW MetWest Sustainable Securitized Fund (the “Sustainable Securitized Fund”), TCW MetWest Total Return Bond Fund (the “Total Return Bond Fund”), TCW MetWest Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and TCW MetWest Unconstrained Bond Fund (the “Unconstrained Bond Fund”). The High Yield Bond Fund commenced investment operations on September 30, 2002 with Class M shares; Class I was added on March 31, 2003; and Class I-3 was added on August 26, 2025. The Investment Grade Credit Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with Class M shares; Class I was added on March 31, 2000; Administrative Class was added on September 22, 2009; and Class I-3 was added on August 26, 2025. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares; Class I was added on March 31, 2004. The Sustainable Securitized Fund commenced investment operations on October 1, 2021 with Class M and Class I shares. The Total Return Bond Fund commenced investment operations on March 31, 1997 with Class M shares; Class I was added on March 31, 2000; Class I-2 was added on March 6, 2020; Administrative Class was added on December 18, 2009; Plan Class was added on July 31, 2011; and Class I-3 was added on August 26, 2025. The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with Class M shares; Class I was added on July 31, 2004. The Unconstrained Bond Fund commenced investment operations on September 30, 2011 with Class M and Class I shares; Plan Class was added on March 6, 2020; and Class I-3 was added on August 26, 2025. Each Fund is an investment company following the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services – Investment Companies.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”). The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Investment Grade Credit Fund seeks to maximize long-term total return. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from two to eight years.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

1. SUMMARY OF ORGANIZATION (Continued)

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. The Fund pursues its objective by utilizing a flexible investment approach that allocates Investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains, but the Fund’s strategy is also intended to produce high income.

The Sustainable Securitized Fund seeks to maximize current income and achieve above average long-term total return by investing at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy its proprietary screening criteria that identify securities with one or more positive environmental, social or sustainable factors. The Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years.

The Total Return Bond Fund seeks to maximize long-term total return. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration normally will remain within one year of its benchmark index. The Fund’s dollar-weighted average maturity normally exceeds one year.

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the average portfolio duration of the fixed-income portion of the Fund’s portfolio is expected to vary from negative three (-3) years to positive eight (8) years.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.tcw.com or by calling (800) 241-4671.

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation: The TCW MetWest Cayman Total Return Bond Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Total Return Bond Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent’s investment in the Subsidiary will normally not exceed 25% of the value of the Parent’s total assets tested at the time of making an investment. The net assets of the Subsidiary at September 30, 2025 were $181,310,271 or 0.56% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value: The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation: Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or the “Board of Trustees”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Funds received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market,

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Adviser would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income: Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds expect to pay dividends monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation: It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the six months ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended September 30, 2025, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents: The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 —	unadjusted quoted prices in active markets for identical securities
* Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 —	significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index-specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

may be categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable.

Foreign currency contracts. The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are categorized as Level 3 of the fair

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the marketplace. As such, they can be categorized as Level 1. Other government and agencies securities are quoted based on similar securities and yields, and therefore would be categorized as Level 2.

Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs. As of September 30, 2025, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, warrants, preferred stocks, common stocks and corporate bonds.

The summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

For the six months ended September 30, 2025, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

High Yield Bond Fund	Bank Loans	Common Stock	Warrant	Total
Balance as of March 31, 2025	$—	$451,116	$80	$451,196
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	—	49,241	63	49,304
Change in Unrealized Appreciation (Depreciation)*	—	53,692	(16)	53,676
Purchases	0	—	—	—
Sales	—	(545,262)	(123)	(545,385)
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of September 30, 2025	$0	$8,787	$4	$8,791

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$—	$53,692	$4	$53,696

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Grade Credit Fund	Asset-Backed Securities	Mortgage-Backed Securities	Total
Balance as of March 31, 2025	$28,209	$1	$28,210
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	515	—	515
Purchases	—	—	—
Sales	(1,244)	—	(1,244)
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	—	(1)	(1)

Balance as of September 30, 2025	$27,480	$—	$27,480

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$515	$—	$515

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Low Duration Bond Fund	Asset-Backed Securities	Total
Balance as of March 31, 2025	$4,795,600	$4,795,600
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	87,567	87,567
Purchases	—	—
Sales	(211,504)	(211,504)
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of September 30, 2025	$4,671,663	$4,671,663

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$87,567	$87,567

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Strategic Income Fund	Asset-Backed Securities		Commercial Mortgage-Backed Securities — Agency	Common Stock	Residential Mortgage- Backed Securities — Non-Agency		Rights	Total
Balance as of March 31, 2025	$94,380		$—	$38,008	$230,992		$12,889	$376,269
Accrued Discounts (Premiums)	—		(1,749)	—	23,192		—	21,443
Realized Gain (Loss)	55		—	2,715	116		—	2,886
Change in Unrealized Appreciation (Depreciation)	(5,325)		(58,312)	5,957	(36,426)		—	(94,106)
Purchases	—		60,104	—	130,000		—	190,104
Sales	(2,388)		—	(45,940)	(152)		(12,889)	(61,369)
Transfers in to Level 3*	—		—	—	—		—	—
Transfers out of Level 3*	(35,196	) **	—	—	(216,241	) **	—	(251,437)

Balance as of September 30, 2025	$51,526		$43	$740	$131,481		$—	$183,790

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$966		$(58,312)	$5,957	$1,481		$—	$(49,908)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and transfers out of level 3 represent the values as of the end of the reporting period.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Total Return Bond Fund	Asset-Backed Securities	Commercial Mortgage- Backed Securities — Agency	Commercial Mortgage- Backed Securities — Non- Agency	Common Stock	Corporates	Mortgage-Backed Securities	Rights	Total
Balance as of March 31, 2025	$67,302,488	$—	$68,804,300	$37,537,840	$2,829,949	$152,378,709	$9,338,794	$338,192,080
Accrued Discounts (Premiums)	—	—	—	—	—	—	—	—
Realized Gain (Loss)	110	14	—	1,698,288	—	—	—	1,698,412
Change in Unrealized Appreciation (Depreciation)	414,526	(2,332)	335,471	6,866,866	—	—	—	7,614,531
Purchases	4,291	2,332	—	—	—	—	—	6,623
Sales	(3,939,805)	(14)	(7,938,328)	(45,371,822)	—	—	—	(57,249,969)
Transfers into Level 3*	—	—	—	—	—	—	—	—
Transfers out of Level 3*	(27,802,192)	—	—	—	(2,829,949)	(152,378,709)	(9,338,794)	(192,349,644)

Balance as of September 30, 2025	$35,979,418	$—	$61,201,443	$731,172	$—	$—	$—	$97,912,033

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$414,526	$(2,332)	$335,471	$6,866,866	$—	$—	$—	$7,614,531

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Unconstrained Bond Fund	Asset-Backed Securities	Commercial Mortgage-Backed Securities — Non- Agency	Common Stock	Corporates	Mortgage-Backed Securities	Residential Mortgage- Backed Securities — Non- Agency	Rights	Total
Balance as of March 31, 2025	$28,546,982	$2,317,003	$2,905,022	$103,518	$2,639,658	$—	$494,705	$37,006,888
Accrued Discounts (Premiums)	7,056	—	—	—	—	—	(17)	7,039
Realized Gain (Loss)	—	—	129,813	585,504	—	—	—	715,317
Change in Unrealized Appreciation (Depreciation)	140,027	11,297	531,035	—	—	32,291	(494,688)	219,962
Purchases	15,902,579	—	—	4,066,000	—	2,835,000	—	22,803,579
Sales	(3,250,855)	(267,325)	(3,500,680)	(4,066,000)	—	—	—	(11,084,860)
Transfers into Level 3*	—	—	—	—	—	—	—	—
Transfers out of Level 3*	(9,093,550)	—	(8,776)	(103,518)	(2,639,658)	—	—	(11,845,502)

Balance as of September 30, 2025	$32,252,239	$2,060,975	$56,414	$585,504	$—	$2,867,291	$(0)	$37,822,423

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Unconstrained Bond Fund	Asset-Backed Securities	Commercial Mortgage-Backed Securities — Non- Agency	Common Stock	Corporates	Mortgage-Backed Securities	Residential Mortgage- Backed Securities — Non- Agency	Rights	Total
Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$140,027	$11,297	$531,035	$—	$—	$32,291	$—	$714,650

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of September 30, 2025, are as follows:

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
High Yield Bond Fund
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Common Stock	$8,787	Fair Value	Broker Pricing	$0.560	$0.560	Increase
Warrants	$4	Fair Value	Broker Pricing	$0.000	$0.000	Increase

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases

Investment Grade Credit Fund
Asset-Backed Securities	$27,480	Broker Quote	Offered Quote	$93.750	$93.750	Increase

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Low Duration Bond Fund
Asset-Backed Securities	$4,671,663	Broker Quote	Offered Quote	$93.750	$93.750	Increase

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Strategic Income Fund
Asset-Backed Securities	$51,526	Broker Quote	Offered Quote	$93.750	$93.750	Increase
Asset-Backed Securities	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Commercial Mortgage-Backed Securities — Agency	$43	Fair Value	Broker Pricing	$0.001	$0.001	Increase

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Common Stock	$740	Fair Value	Broker Pricing	$0.560	$0.560	Increase
Residential Mortgage-Backed Securities — Non-Agency	$131,481	Third-Party Vendor	Vendor Prices	$101.139	$101.139	Increase

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Total Return Bond Fund
Asset-Backed Securities	$35,979,418	Broker Quote	Offered Quote	$93.750-$100	$96.064	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$61,201,443	Broker Quote	Offered Quote	$99.110	$99.110	Increase
Common Stock	$731,172	Fair Value	Broker Pricing	$0.560	$0.560	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Broker Pricing	$0.00	$0.000	Increase

	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Unconstrained Bond Fund
Asset-Backed Securities	$26,927,067	Broker Quote	Offered Quote	$93.750-$100	$98.278	Increase
Asset-Backed Securities	$1	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$5,325,171	Third-Party Vendor	Vendor Prices	$83.206	$83.206	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$2,060,975	Broker Quote	Offered Quote	$99.110	$99.110	Increase
Common Stock	$56,414	Fair Value	Broker Pricing	$0.560	$0.560	Increase
Corporate Bonds	$585,504	Fair Value	Broker Pricing	$85.600	$85.600	Increase
Residential Mortgage-Backed Securities — Non-Agency	$2,867,291	Third-Party Vendor	Vendor Prices	$101.139	$101.139	Increase

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Derivative Instruments Categorized by Risk Exposure:

For the period ended September 30, 2025, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

High Yield Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts (4)	$43,122	$—	$43,122

Total Value	$43,122	$—	$43,122

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(3,578)	$—	$(3,578)

Total Value	$(3,578)	$—	$(3,578)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(1,228,624)	$—	$(1,228,624)
Futures Contracts	—	638,658	638,658

Net Realized Gain (Loss)	$(1,228,624)	$638,658	$(589,966)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$633,845	$—	$633,845
Futures Contracts	—	(556,333)	(556,333)

Net Change in Appreciation (Depreciation)	$633,845	$(556,333)	$77,512

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	11,181,163	—	11,181,163
Futures Contracts	—	130	130

Investment Grade Credit Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$2,074	$2,074
Futures Contracts (1)	—	7,056	7,056
Forward Currency Exchange Contracts (4)	1,041	—	1,041

Total Value	$1,041	$9,130	$10,171

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(1,451)	$—	$(1,451)
Futures Contracts (1)	—	(50,523)	(50,523)

Total Value	$(1,451)	$(50,523)	$(51,974)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(80,715)	$—	$(80,715)
Futures Contracts	—	45,153	45,153
Swaptions Purchased	—	(5,261)	(5,261)

Net Realized Gain (Loss)	$(80,715)	$39,892	$(40,823)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$34,161	$—	$34,161
Futures Contracts	—	(43,921)	(43,921)
Swaptions Purchased (2)	—	(2,498)	(2,498)

Net Change in Appreciation (Depreciation)	$34,161	$(46,419)	$(12,258)

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Number of Contracts, Notional Amounts or Shares/Units (3)
Swaptions Purchased	—	4,564,833	4,564,833
Forward Currency Exchange Contracts	741,108	—	741,108
Futures Contracts	—	94	94

Low Duration Bond Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$71,397	$71,397
Futures Contracts (1)	—	421,024	421,024
Forward Currency Exchange Contracts (4)	47,784	—	47,784

Total Value	$47,784	$492,421	$540,205

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(416)	$—	$(416)
Futures Contracts (1)	—	(1,082,654)	(1,082,654)

Total Value	$(416)	$(1,082,654)	$(1,083,070)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(989,099)	$—	$(989,099)
Futures Contracts	—	(1,270,448)	(1,270,448)
Swaptions Purchased	—	(179,699)	(179,699)

Net Realized Gain (Loss)	$(989,099)	$(1,450,147)	$(2,439,246)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$392,818	$—	$392,818
Futures Contracts	—	(303,777)	(303,777)
Swaptions Purchased (2)	—	(88,206)	(88,206)

Net Change in Appreciation (Depreciation)	$392,818	$(391,983)	$835

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	16,248,100	—	16,248,100
Futures Contracts	—	5,265	5,265
Swaptions Purchased	—	156,508,333	156,508,333

Strategic Income Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$4,580	$4,580
Forward Currency Exchange Contracts (4)	6,814	—	6,814

Total Value	$6,814	$4,580	$11,394

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(2,770)	$—	$(2,770)
Futures Contracts (1)	—	(82,585)	(82,585)

Total Value	$(2,770)	$(82,585)	$(85,355)

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(166,577)	$—	$(166,577)
Futures Contracts	—	214,339	214,339

Net Realized Gain (Loss)	$(166,577)	$214,339	$47,762

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$72,311	$—	$72,311
Futures Contracts	—	(112,264)	(112,264)

Net Change in Appreciation (Depreciation)	$72,311	$(112,264)	$(39,953)

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	1,686,067	—	1,686,067
Futures Contracts	—	64	64

Sustainable Securitized Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$45,016	$45,016
Forward Currency Exchange Contracts (4)	1,565	—	1,565

Total Value	$1,565	$45,016	$46,581

Liability Derivatives
Forward Currency Exchange Contracts	$(813)	$—	$(813)

Total Value	$(813)	$—	$(813)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts (4)	$(11,715)	$—	$(11,715)
Futures Contracts	—	59,236	59,236

Net Realized Gain (Loss)	$(11,715)	$59,236	$47,521

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$7,598	$—	$7,598
Futures Contracts	—	(38,485)	(38,485)

Net Change in Appreciation (Depreciation)	$7,598	$(38,485)	$(30,887)

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	377,471	—	377,471
Futures Contracts	—	49	49

Total Return Bond Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$2,597,702	$2,597,702
Futures Contracts (1)	—	32,631,141	32,631,141
Forward Currency Exchange Contracts (4)	3,352,768	—	3,352,768

Total Value	$3,352,768	$35,228,843	$38,581,611

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Currency Exchange Contracts (4)	$(1,769,553)	$—	$(1,769,553)
Futures Contracts (1)	—	(1,847,846)	(1,847,846)

Total Value	$(1,769,553)	$(1,847,846)	$(3,617,399)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(111,292,735)	$—	$(111,292,735)
Futures Contracts	—	100,023,451	100,023,451
Swaptions Purchased	—	(5,314,800)	(5,314,800)

Net Realized Gain (Loss)	$(111,292,735)	$94,708,651	$(16,584,084)
Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$45,663,150	$—	$45,663,150
Futures Contracts	—	(40,455,104)	(40,455,104)
Swaptions Purchased (2)	—	(2,631,330)	(2,631,330)

Net Change in Appreciation (Depreciation)	$45,663,150	$(43,086,434)	$2,576,716
Number of Contracts, Notional Amounts or Shares/Units (3)
Swaptions Purchased	—	5,707,669,167	5,707,669,167
Forward Currency Exchange Contracts	1,326,492,332	—	1,326,492,332
Futures Contracts	—	73,652	73,652

Ultra Short Bond Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$3,579	$3,579
Futures Contracts (1)	—	8,243	8,243
Forward Currency Exchange Contracts (4)	736	—	736

Total Value	$736	$11,822	$12,558

Liability Derivatives
Futures Contracts (1)	—	(42,801)	(42,801)

Total Value	$—	$(42,801)	$(42,801)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(17,770)	$—	$(17,770)
Futures Contracts	—	(55,695)	(55,695)
Swaptions Purchased	—	(8,894)	(8,894)

Net Realized Gain (Loss)	$(17,770)	$(64,589)	$(82,359)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$6,323	$—	$6,323
Futures Contracts	—	18,834	18,834
Swaptions Purchased (2)	—	(4,379)	(4,379)

Net Change in Appreciation (Depreciation)	$6,323	$14,455	$20,778

Number of Contracts, Notional Amounts or Shares/Units (3)
Swaptions Purchased	—	7,841,667	7,841,667
Forward Currency Exchange Contracts	181,795	—	181,795
Futures Contracts	—	140	140

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Unconstrained Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$57,097	$57,097
Forward Currency Exchange Contracts (4)	205,283	—	205,283

Total Value	$205,283	$57,097	$262,380

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(134,841)	$—	(134,841)
Futures Contracts (1)	—	(5,354,902)	(5,354,902)

Total Value	$(134,841)	$(5,354,902)	$(5,489,743)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(8,886,413)	$—	$(8,886,413)
Futures Contracts	—	10,303,438	10,303,438

Net Realized Gain (Loss)	$(8,886,413)	$10,303,438	$1,417,025

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$3,373,159	$—	$3,373,159
Futures Contracts	—	(6,383,848)	(6,383,848)

Net Change in Appreciation (Depreciation)	$3,373,159	$(6,383,848)	$(3,010,689)

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	123,259,529	—	123,259,529
Futures Contracts	—	5,430	5,430

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on September 30, 2025 is reported within the Statement of Assets and Liabilities.

(2)	Represents change in unrealized appreciation (depreciation) for purchased swaptions during the period.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended September 30, 2025.
(4)	Unrealized appreciation (depreciation) on open forward foreign currency contracts as reported in the Statements of Assets and Liabilities for the period ended September 30, 2025.

Counterparty Credit Risk:

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds to perform, and not the counterparty.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically of $250,000 or $500,000 before a transfer is required, which is determined at the close of business of the Fund, and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose in the Statements of Assets and Liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

The following table presents High Yield Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$16,348	$—	$—	$16,348
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	26,774	—	—	26,774

Total	$43,122	$—	$—	$43,122

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents High Yield Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Bank of New York
Foreign Currency Exchange Contracts	$3,578	$—	$—	$3,578

Total	$3,578	$—	$—	$3,578

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents Investment Grade Credit Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	$1,041	$—	$(1,041)	$—

Total	$1,041	$—	$(1,041)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents Investment Grade Credit Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	$1,451	$—	$(1,041)	$410

Total	$1,451	$—	$(1,041)	$410

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents Low Duration Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of New York
Foreign Currency Exchange Contracts	$13,664	$—	$—	$13,664
Citibank N.A.
Foreign Currency Exchange Contracts	11,648	—	—	11,648
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	4,599	—	(416)	4,183
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	17,873	—	—	17,873

Total	$47,784	$—	$(416)	$47,368

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents Low Duration Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets) / Liabilities Available for Offset	Net Amount of Liabilities(2)
Bank of America
Swaption	$48,021	$—	$—	$48,021
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	416	—	(416)	—
JPMorgan Chase Bank
Swaption	117,078	—	—	117,078
Morgan Stanley & Co.
Swaption	146,825	$—	—	146,825

Total	$312,340	$—	$(416)	$311,924

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents Strategic Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$5,321	$—	$—	$5,321
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	1,493	—	(1,493)	—

Total	$6,814	$—	$(1,493)	$5,321

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents Strategic Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	$2,770	$—	$(1,493)	$1,277

Total	$2,770	$—	$(1,493)	$1,277

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents Sustainable Securitized Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$1,565	$—	$—	$1,565

Total	$1,565	$—	$—	$1,565

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents Sustainable Securitized Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	$813	$—	$—	$813

Total	$813	$—	$—	$813

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents Total Return Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts
Swaptions	$2,376,213	$—	$—	$2,376,213
Bank of New York
Foreign Currency Exchange Contracts	938	—	—	938
Citibank N.A.
Foreign Currency Exchange Contracts	722,446	—	(636,074)	86,372
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	338,768	—	(338.768)	—
JPMorgan Chase Bank
Foreign Currency Exchange Contracts
Swaptions	1,183,816	—	(52,671)	1,131,145
Morgan Stanley & Co.
Foreign Currency Exchange Contracts
Swaptions	1,328,289	—	—	1,328,289

Total	$5,950,470	$—	$(1,027,513)	$4,922,957

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

The following table presents Total Return Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$636,074	$—	$(636,074)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	1,080,808	—	(338,768)	742,040
JPMorgan Chase Bank
Foreign Currency Exchange Contracts	52,671	—	(52,671)	—

Total	$1,769,553	$—	$(1,027,513)	$742,040

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable to the counterparty in the event of default.

TCW Metropolitan West Funds

September 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents Ultra Short Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Citibank N.A.
Foreign Currency Exchange Contracts	$371	$—	$—	$371
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	365	—	—	365

Total	$736	$—	$—	$736

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents Ultra Short Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Bank of America
Swaption	$2,407	$—	$—	$2,407
JPMorgan Chase Bank
Swaption	5,867	—	—	5,867
Morgan Stanley & Co.
Swaption	7,363	—	—	7,363

Total	$15,637	$—	$—	$15,637

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents Unconstrained Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of New York
Foreign Currency Exchange Contracts	$18,899	$—	$—	$18,899
Citibank N.A.
Foreign Currency Exchange Contracts	179,082	—	(2,979)	176,103
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	7,302	—	(7,302)	—

Total	$205,283	$—	$(10,281)	$195,002

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents Unconstrained Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2025:

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Bank of America
Foreign Currency Exchange Contracts	$1,780	$—	$—	$1,780
Citibank N.A.
Foreign Currency Exchange Contracts	2,979	—	(2,979)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	130,082	—	(7,302)	122,780

Total	$134,841	$—	$(10,281)	$124,560

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

3. PORTFOLIO INVESTMENTS

The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the six months ended September 30, 2025.

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

TCW Metropolitan West Funds

September 30, 2025

3. PORTFOLIO INVESTMENTS (Continued)

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, there may be volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended September 30, 2025, certain interest-only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines approved by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short, that is, without owning it, and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The High Yield Bond Fund, Investment Grade Credit Fund, Strategic Income Fund and Sustainable Securitized Fund may not make short sales of securities or maintain a short position if more than 33 1/3% of the Fund’s total assets (taken at current value) are held as collateral for such sales at any one time. The Low Duration Bond Fund, Total Return Bond Fund, Ultra Short Bond Fund and Unconstrained Bond Fund will not make total short sales exceeding 25% of the Fund’s total assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment). At September 30, 2025, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will

TCW Metropolitan West Funds

September 30, 2025

3. PORTFOLIO INVESTMENTS (Continued)

incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the six months ended September 30, 2025, the High Yield Bond Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, and the Unconstrained Bond Fund received in-kind payments with respect to PIK securities of $292,764, $51,104, $7,700, $2,533,552, and $323,674, respectively.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2025, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered secured borrowings by the Fund for purposes of the percentage limitations applicable to borrowings in accordance with ASC 860, Transfers and Servicing. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result

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Notes to Financial Statements (Unaudited) (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of September 30, 2025, the Funds did not hold any reverse repurchase agreements.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit

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September 30, 2025

3. PORTFOLIO INVESTMENTS (Continued)

default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options — The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written.

These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of September 30, 2025, the Funds did not hold any options.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

Futures — The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all of the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency — The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts — The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps — The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular

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September 30, 2025

3. PORTFOLIO INVESTMENTS (Continued)

issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted for swap contracts, net of assets received as collateral, is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities. As of September 30, 2025, the Funds did not hold any credit default swaps.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve, or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At September 30, 2025, the Investment Grade Credit Fund, Low Duration Bond Fund, Total Return Bond Fund and Ultra Short Bond Fund held swaptions.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps, is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At September 30, 2025, outstanding swap agreements, if any, are shown in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

4. RISK CONSIDERATIONS

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If

TCW Metropolitan West Funds

September 30, 2025

4. RISK CONSIDERATIONS (Continued)

an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

4. RISK CONSIDERATIONS (Continued)

Sub Prime — Any asset-backed bond whose collateral was residential mortgages which were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A — Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statements of Assets and Liabilities.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, agreements and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, agreements and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United states. Any of these factors could depress economic activity and restrict the access by issuers of the Fund’s portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Fund’s portfolio investments.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

TCW Metropolitan West Funds

September 30, 2025

5. FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2025, the following Funds had available for federal income tax purposes unused capital losses as follows:

Fund	Amount Utilized in Current Year	Short-term Non-Expiring Amounts*	Long-term Non-Expiring Amounts*
High Yield Bond Fund	$—	$30,723,024	$100,916,259
Investment Grade Credit Fund	—	687,729	1,329,745
Low Duration Bond Fund	—	120,497,316	74,210,567
Strategic Income Fund	906,405	1,376	4,578,580
Sustainable Securitized Fund	196,081	235,588	1,065,981
Total Return Bond Fund	534,169,558	6,844,825,832	4,370,128,601
Ultra Short Bond Fund	219,660	6,973,337	5,513,989
Unconstrained Bond Fund	—	71,369,836	150,322,147

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding the enactment.

Tax Basis of Distributable Income:

As of March 31, 2025, the components of accumulated earnings (accumulated losses) on a tax basis were as follows:

	High Yield Bond Fund	Investment Grade Credit Fund	Low Duration Bond Fund	Strategic Income Fund
Undistributed ordinary income (inclusive of short-term gains)	$3,170,147	$15,753	$1,381,849	$252,730
Undistributed long-term gains	—	—	—	—
Other temporary differences	(342,069)	(347)	(466,475)	(1,804)
Accumulated capital loss carryforwards and post-October losses	(134,642,443)	(2,285,283)	(197,818,560)	(6,001,811)
Net unrealized appreciation (depreciation)	(7,124,205)	(671,928)	(4,178,443)	(5,901,596)

Total accumulated earnings (losses)	(138,938,570)	(2,941,805)	(201,081,629)	(11,652,481)

	Sustainable Securitized Fund	Total Return Bond Fund	Ultra Short Bond Fund	Unconstrained Bond Fund
Undistributed ordinary income (inclusive of short-term gains)	$—	$54,490,191	$108,101	$3,380,028
Undistributed long-term gains	—	—	—	—
Other temporary differences	—	(8,838,136)	(235)	(2,926,212)
Accumulated capital loss carryforwards and post-October losses	(1,335,276)	(12,066,557,395)	(12,546,943)	(232,411,549)
Net unrealized appreciation (depreciation)	(115,350)	(1,666,123,690)	(188,920)	(315,029,299)

Total accumulated earnings (losses)	(1,450,626)	(13,687,029,030)	(12,627,997)	(546,987,032)

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

5. FEDERAL TAX INFORMATION (Continued)

Tax Basis of Distributions to Shareholders:

	High Yield Bond Fund		Investment Grade Credit Fund
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$29,582,339	$33,524,300	$1,162,094	$720,676
Return of Capital	—	—	—	—

Total taxable distributions	$29,582,339	$33,524,300	$1,162,094	$720,676

	Low Duration Bond Fund		Strategic Income Fund
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$47,668,798	$62,279,679	$4,983,092	$5,299,041
Return of Capital	—	—	—	—

Total taxable distributions	$47,668,798	$62,279,679	$4,983,092	$5,299,041

	Sustainable Securitized Fund		Total Return Bond Fund
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$771,176	$365,955	$1,859,073,730	$2,515,216,896
Return of Capital	—	40,424	—	—

Total taxable distributions	$771,176	$406,379	$1,859,073,730	$2,515,216,896

	Ultra Short Bond Fund		Unconstrained Bond Fund
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$2,066,376	$3,495,122	$169,371,054	$178,292,972
Return of Capital	—	—	—	1,643,452

Total taxable distributions	$2,066,376	$3,495,122	$169,371,054	$179,936,424

Tax Cost

As of September 30, 2025, gross unrealized appreciation (depreciation) based on cost for federal income tax purposes were as follows:

	High Yield Bond Fund	Investment Grade Credit Fund	Low Duration Bond Fund	Strategic Income Fund
Tax Cost	$431,694,340	$31,583,764	$1,080,343,490	$70,861,025
Gross unrealized appreciation	12,080,140	694,694	9,330,382	1,747,550
Gross unrealized (depreciation)	(12,231,182)	(660,412)	(9,934,740)	(7,167,633)

Net unrealized appreciation (depreciation)	$(151,042)	$34,282	$(604,358)	$(5,420,083)

	Sustainable Securitized Fund	Total Return Bond Fund	Ultra Short Bond Fund	Unconstrained Bond Fund
Tax Cost	$25,329,300	$36,787,345,958	$51,116,883	$3,310,886,769
Gross unrealized appreciation	294,541	343,125,461	385,037	49,970,599
Gross unrealized (depreciation)	(345,288)	(1,522,376,192)	(468,607)	(326,716,840)

Net unrealized appreciation (depreciation)	$(50,747)	$(1,179,250,731)	$(83,570)	$(276,746,241)

TCW Metropolitan West Funds

September 30, 2025

6. SECURITIES TRANSACTIONS

Investment transactions for the six months ended September 30, 2025, excluding short-term investments, were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
High Yield Bond Fund	$239,163,928	$243,202,061	$—	$949,098
Investment Grade Credit Fund	4,574,117	3,313,385	43,888,166	47,142,125
Low Duration Bond Fund	148,449,794	180,064,739	2,409,596,623	2,503,004,176
Strategic Income Fund	14,310,329	12,871,868	89,587,730	93,090,253
Sustainable Securitized Fund	3,282,541	1,222,758	41,446,116	36,845,417
Total Return Bond Fund	3,321,738,595	5,155,422,301	61,635,435,992	67,253,406,198
Ultra Short Bond Fund	4,659,483	5,778,390	143,650,618	150,997,132
Unconstrained Bond Fund	686,615,081	643,189,809	3,291,474,282	3,155,877,400

There were no purchases or sales of securities from affiliated investment accounts for the six months ended September 30, 2025. These trades are in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

7. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the High Yield Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.50%, 0.35%, 0.30%, 0.65%, 0.40%, 0.35%, 0.25% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses (excluding interest, taxes, brokerage commissions, short sales dividend expense, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) as described in the table below. The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap at both the time of the waiver and the recoupment. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

7. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS (Continued)

Investment advisory fees and related contractual expense limitations for the six months ended September 30, 2025, were as follows:

Portfolio	Investment Advisory Fee Rate						Contractual Expenses Limitations[1]
	Class M	Class I	Class I-2	Administrative Class	Class I-3	Plan Class	Class M	Class I	Class I-2	Administrative Class	Class I-3	Plan Class
High Yield Bond Fund	0.50%	0.50%	N/A	N/A	0.50%	N/A	0.85%	0.60%	N/A	N/A	0.76%	N/A
Investment Grade Credit Fund	0.35%	0.35%	N/A	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A	N/A
Low Duration Bond Fund	0.30%	0.30%	N/A	0.30%	0.30%	N/A	0.63%	0.44%	N/A	0.83%	0.54%	N/A
Strategic Income Fund	0.65%	0.65%	N/A	N/A	N/A	N/A	1.04%	0.80%	N/A	N/A	N/A	N/A
Sustainable Securitized Fund	0.40%	0.40%	N/A	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A	N/A
Total Return Bond Fund	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.70%	0.49%	0.54%	0.90%	0.59%	0.39%
Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	N/A	N/A	0.50%	0.34%	N/A	N/A	N/A	N/A
Unconstrained Bond Fund	0.65%	0.65%	N/A	N/A	0.65%	0.65%	1.04%	0.80%	N/A	N/A	0.90%	0.70%

1.	The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31, 2026, unless approved by the Board.

At September 30, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Portfolio	2026	2027	2028	2029	Total
High Yield Bond Fund	$130,452	$135,512	$197,419	$99,779	$563,162
Investment Grade Credit Fund	293,818	239,989	303,361	122,195	959,363
Low Duration Fund	—	—	—	47,068	47,068
Strategic Income Fund	339,161	312,702	319,425	125,347	1,096,635
Sustainable Securitized Fund	262,567	238,549	240,348	99,532	840,996
Ultra Short Bond Fund	326,076	259,120	265,578	112,450	963,224

Total	$1,352,074	$1,185,872	$1,326,131	$606,371	$4,470,448

Trustees’ Fees:  Certain officers and Trustees of the Funds are also officers and Trustees of the Adviser. Such officers and Trustees serve without direct compensation from the Funds. Each of the independent Trustees receives an annual retainer of $137,500 and $6,500 for each meeting of the Board attended in person and $1,000 for each meeting attended telephonically. The chairman of the Board receives an annual retainer of $51,000 and the vice chairman of the Board receives an additional annual retainer of $34,000. The respective chairman of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $8,500. The Trust has a nonqualified deferred compensation plan (the “Deferred Compensation Plan”) for certain eligible Trustees. The Deferred Compensation Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be

TCW Metropolitan West Funds

September 30, 2025

7. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS (Continued)

paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Deferred Compensation Plan are recorded in Trustees’ fees and expenses in the Statements of Operations.

8. SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the High Yield Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Unconstrained Bond Fund, and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the 12b-1 Plan, the Trust pays TCW Funds Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and Administrative Class shares to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Total Return Bond Fund, for the six months ended September 30, 2025.

The Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Shareholder Servicing Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class, but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

9. COMMITMENTS AND CONTINGENCIES

The following funds had unfunded commitments and unrealized gain (loss) by investment as of September 30, 2025:

High Yield Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$234,814	$(439)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	48,889	244

		283,703	(195)

Low Duration Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	12/30/29	$5,523	$(46)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	11,733	58

		17,256	12

Total Return Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
Amspec Parent LLC, 2024 Delayed Draw Term Loan	12/22/31	$230,475	$228
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	350,997	(2,945)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	325,500	3,182

		906,972	465

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

9. COMMITMENTS AND CONTINGENCIES (Continued)

Unconstrained Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$152,354	$(286)
Amspec Parent LLC, 2024 Delayed Draw Term Loan	12/22/31	38,667	38
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	76,340	(640)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	64,533	323

		331,894	(565)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

10. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

High Yield Bond Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	47,753,756	$133,951,403	13,270,854	$123,501,808
Shares Issued upon Reinvestment of Dividends	887,452	8,259,470	1,930,144	17,938,923
Shares Redeemed	(11,952,674)	(129,499,062)	(18,394,900)	(171,394,583)

Net Increase	36,688,534	$12,711,811	(3,193,902)	$(29,953,852)

Class I-3 Shares	Shares	Amount	Shares	Amount
Shares Sold	1,000	$10,000	—	$—
Shares Issued upon Reinvestment of Dividends	6	59	—	—

Net Increase	1,006	$10,059	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	13,767,913	$36,477,258	9,892,114	$92,148,198
Shares Issued upon Reinvestment of Dividends	288,311	2,684,108	692,304	6,435,519
Shares Redeemed	(4,754,267)	(46,489,723)	(12,482,973)	(116,321,544)

Net Increase	9,301,957	$(7,328,357)	(1,898,555)	$(17,737,827)

Investment Grade Credit Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	458,816	$3,633,308	426,426	$3,306,085
Shares Issued upon Reinvestment of Dividends	47,240	374,523	109,813	852,524
Shares Redeemed	(609,529)	(4,790,171)	(627,478)	(4,833,936)

Net Increase (Decrease)	(103,473)	$(782,340)	(91,239)	$(675,327)

TCW Metropolitan West Funds

September 30, 2025

10. CAPITAL SHARE TRANSACTIONS (Continued)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	109,982	$869,867	459,510	$3,547,784
Shares Issued upon Reinvestment of Dividends	17,941	142,240	39,127	303,981
Shares Redeemed	(109,487)	(861,142)	(312,263)	(2,417,192)

Net Increase	18,436	$150,965	186,374	$1,434,573

Low Duration Bond Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Administrative Class Shares	Shares	Amount	Shares	Amount
Shares Issued upon Reinvestment of Dividends	19	$211	43	$459

Net Increase	19	$211	43	$459

Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	9,458,927	$79,704,847	19,935,861	$166,017,192
Shares Issued upon Reinvestment of Dividends	1,652,862	13,930,298	4,364,999	36,335,018
Shares Redeemed	(13,946,928)	(117,385,913)	(60,088,718)	(499,812,255)

Net Decrease	(2,835,139)	$(23,750,768)	(35,787,858)	$(297,460,045)

Class I-3 Shares	Shares	Amount	Shares	Amount
Shares Sold	1,000	$10,000	—	$—
Shares Issued upon Reinvestment of Dividends	4	42	—	—

Net Increase	1,004	$10,042	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	343,525	$2,886,569	1,780,184	$14,818,651
Shares Issued upon Reinvestment of Dividends	209,007	1,761,030	675,175	5,620,131
Shares Redeemed	(3,984,876)	(33,422,607)	(7,834,637)	(65,369,643)

Net Decrease	(3,432,344)	$(28,775,008)	(5,379,278)	$(44,930,861)

Strategic Income Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	575,921	$3,548,192	1,188,313	$7,312,215
Shares Issued upon Reinvestment of Dividends	103,123	635,956	271,291	1,671,433
Shares Redeemed	(835,177)	(5,137,530)	(1,752,969)	(10,808,366)

Net Increase (Decrease)	(156,133)	$(953,382)	(293,365)	$(1,824,718)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	359,559	$2,208,380	954,127	$5,886,353
Shares Issued upon Reinvestment of Dividends	212,330	1,309,889	532,117	3,276,977
Shares Redeemed	(1,299,811)	(8,034,361)	(2,830,093)	(17,427,298)

Net Increase (Decrease)	(727,922)	$(4,516,092)	(1,343,849)	$(8,263,968)

Sustainable Securitized Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	676,760	$5,860,778	660,960	$5,674,472
Shares Issued upon Reinvestment of Dividends	43,246	375,421	81,725	704,328
Shares Redeemed	(335,298)	(2,903,753)	(81,800)	(699,602)

Net Increase	384,708	$3,332,446	660,885	$5,679,198

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

10. CAPITAL SHARE TRANSACTIONS (Continued)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	355,793	$3,078,038	529,937	$4,570,671
Shares Issued upon Reinvestment of Dividends	9,027	78,356	7,709	66,678
Shares Redeemed	(250,459)	(2,172,215)	(183,799)	(1,583,999)

Net Increase	114,361	$984,179	353,847	$3,053,350

Total Return Bond Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Administrative Class Shares	Shares	Amount	Shares	Amount
Shares Sold	4,626,420	$41,968,944	15,709,647	$141,866,987
Shares Issued upon Reinvestment of Dividends	628,261	5,712,033	3,229,782	29,084,538
Shares Redeemed	(18,753,207)	(169,299,017)	(102,475,546)	(930,722,966)

Net Increase (Decrease)	(13,498,526)	$(121,618,040)	(83,536,117)	$(759,771,441)

Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	174,151,464	$1,576,094,852	521,208,590	$4,692,893,533
Shares Issued upon Reinvestment of Dividends	37,878,908	344,073,981	113,307,757	1,020,358,424
Shares Redeemed	(392,524,322)	(3,551,524,713)	(1,676,208,981)	(15,112,701,399)

Net Increase (Decrease)	(180,493,950)	$(1,631,355,880)	(1,041,692,634)	$(9,399,449,442)

Class I-2 Shares	Shares	Amount	Shares	Amount
Shares Sold	476,050	$4,334,444	1,416,009	$12,677,496
Shares Issued upon Reinvestment of Dividends	72,705	660,464	256,682	2,311,621
Shares Redeemed	(692,203)	(6,247,935)	(4,976,328)	(44,808,584)

Net Increase (Decrease)	(143,448)	$(1,253,027)	(3,303,637)	$(29,819,467)

Class I-3 Shares	Shares	Amount	Shares	Amount
Shares Sold	1,000	$10,000	—	$—
Shares Issued upon Reinvestment of Dividends	3	31	—	—

Net Increase	1,003	$10,031	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	24,379,071	$220,478,666	67,411,786	$607,584,741
Shares Issued upon Reinvestment of Dividends	4,712,860	42,807,128	14,649,070	131,963,625
Shares Redeemed	(58,860,275)	(533,643,120)	(214,061,391)	(1,929,315,501)

Net Increase (Decrease)	(29,768,344)	$(270,357,326)	(132,000,535)	$(1,189,767,135)

Plan Class Shares	Shares	Amount	Shares	Amount
Shares Sold	89,491,809	$759,536,744	275,082,988	$2,328,171,925
Shares Issued upon Reinvestment of Dividends	18,468,513	157,263,214	59,139,296	499,271,217
Shares Redeemed	(231,642,828)	(1,965,083,501)	(1,027,025,744)	(8,680,721,779)

Net Decrease	(123,682,506)	$(1,048,283,543)	(692,803,460)	$(5,853,278,637)

TCW Metropolitan West Funds

September 30, 2025

10. CAPITAL SHARE TRANSACTIONS (Continued)

Ultra Short Bond Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	797,794	$3,335,928	1,969,773	$8,138,806
Shares Issued upon Reinvestment of Dividends	169,582	707,961	378,394	1,561,523
Shares Redeemed	(1,325,267)	(5,490,200)	(3,097,476)	(12,765,172)

Net Increase (Decrease)	(357,891)	$(1,446,311)	(749,309)	$(3,064,843)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	328,707	$1,368,300	384,868	$1,587,676
Shares Issued upon Reinvestment of Dividends	51,398	213,880	120,336	495,652
Shares Redeemed	(1,191,832)	(4,972,025)	(963,436)	(3,967,809)

Net Increase (Decrease)	(811,727)	$(3,389,845)	(458,232)	$(1,884,481)

Unconstrained Bond Fund	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	21,341,635	$221,555,047	52,713,287	$543,810,167
Shares Issued upon Reinvestment of Dividends	4,274,756	44,405,023	9,215,976	95,066,265
Shares Redeemed	(26,986,983)	(279,339,738)	(53,916,265)	(555,988,874)

Net Increase (Decrease)	(1,370,592)	$(13,379,668)	8,012,998	$82,887,558

Class I-3 Shares	Shares	Amount	Shares	Amount
Shares Sold	1,000	$10,000	—	$—
Shares Issued upon Reinvestment of Dividends	5	46	—	—

Net Increase	1,005	$10,046	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	755,533	$7,855,674	1,981,364	$20,465,012
Shares Issued upon Reinvestment of Dividends	357,399	3,716,041	807,916	8,338,060
Shares Redeemed	(1,506,471)	(15,624,811)	(3,517,217)	(36,273,456)

Net Increase (Decrease)	(393,539)	$(4,053,096)	(727,937)	$(7,470,384)

Plan Class Shares	Shares	Amount	Shares	Amount
Shares Sold	177,417	$1,844,150	7,591,820	$77,785,250
Shares Issued upon Reinvestment of Dividends	1,379,329	14,324,091	2,732,239	28,182,270
Shares Redeemed	(1,650,600)	(17,123,780)	(2,979,047)	(30,968,166)

Net Decrease	(93,854)	$(955,539)	7,345,012	$74,999,354

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

11. RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Trust considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at September 30, 2025 are listed below:

High Yield Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 5.00%, 10/01/29	2/23/2023	$3,085,182	$90,694	0.02%

		$3,085,182	$90,694	0.02%

Investment Grade Credit Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A, 4.23%, 08/10/38	1/9/2025	$95,738	$97,576	0.35%

		$95,738	$97,576	0.35%

Low Duration Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 5.00%, 10/01/29	8/6/2024	$635,783	$22,733	0.00%

		$635,783	$22,733	0.00%

Strategic Income Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
CSMC Trust Series 2014-USA, Class X1 (I/O), 0.69%, 09/15/37	1/30/2020	$165,629	$184	0.00%
ModivCare, Inc., 5.00%, 10/01/29	8/10/2021	136,789	4,043	0.01%

		$302,418	$4,227	0.01%

Sustainable Securitized Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D, 4.08%, 02/20/28	6/5/2025	$29,036	$29,372	0.14%
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A, 4.23%, 08/10/38	9/12/2024	96,152	97,576	0.46%

		$125,188	$126,948	0.60%

TCW Metropolitan West Funds

September 30, 2025

11. RESTRICTED SECURITIES (Continued)

Total Return Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A, 4.23%, 08/10/38	8/23/2018	$125,063,210	$119,949,783	0.37%
SHOW Trust Series 2022-BIZ, Class A, 7.20% (1 mo. USD Term SOFR + 2.984%), 01/15/27	2/24/2022	68,000,000	61,385,378	0.19%
ModivCare, Inc., 5.00%, 10/01/29	4/28/2023	36,470,414	1,108,118	0.00%

		$229,533,624	$182,443,279	0.56%

Unconstrained Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D, 4.08%, 02/20/28	3/19/2025	$8,116,289	$8,322,186	0.30%
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A, 4.23%, 08/10/38	8/23/2018	8,090,446	7,654,812	0.28%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/2024	0	1	0.00%
ModivCare, Inc., 5.00%, 10/01/29	4/25/2023	4,536,476	137,865	0.01%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	9/16/2025	65	0	0.00%

		$20,743,276	$16,114,864	0.59%

12. AFFILIATE OWNERSHIP

As of September 30, 2025, affiliates of the Funds and Advisor owned 9.99% and 27.31% of the net assets of the Investment Grade Credit Fund and Sustainable Securitized Fund, respectively.

13. COMMITTED LINE OF CREDIT

The Funds, together with the TCW Funds, Inc. and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 18, 2025. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended September 30, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

14. INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

TCW Metropolitan West Funds

Notes to Financial Statements (Unaudited) (Continued)

15. SEGMENT REPORTING

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

TCW MetWest High Yield Bond Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$9.23		$9.28	$9.12	$10.05	$10.57	$9.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.62	0.62	0.52	0.41	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.13		(0.05)	0.16	(0.92)	(0.52)	1.31

Total from Investment Operations	0.43		0.57	0.78	(0.40)	(0.11)	1.70

Less Distributions:
Distributions from Net Investment Income	(0.30)		(0.62)	(0.62)	(0.53)	(0.41)	(0.39)

Total Distributions	(0.30)		(0.62)	(0.62)	(0.53)	(0.41)	(0.39)

Net Asset Value per Share, End of period	$9.36		$9.23	$9.28	$9.12	$10.05	$10.57

Total Return	4.70	% (2)	6.32%	8.91%	(3.87%)	(1.15%)	18.56%

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$343,242		$324,877	$356,322	$361,021	$552,768	$572,082

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.64	% (3)	0.64%	0.62%	0.61%	0.61%	0.61%

After Expense Reimbursement	0.60	% (3)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	6.53	% (3)	6.71%	6.81%	5.67%	3.88%	3.77%

Portfolio Turnover Rate (4)	58	% (2)	76%	82%	116%	117%	108%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Financial Highlights — Class I-3

	Six Months Ended September 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$10.00 (1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.06
Net Realized and Unrealized Gain on Investments	0.01

Total from investment operations	0.07

Less Distributions:
Distributions from Net Investment Income	(0.06)

Total distributions	(0.06)

Net Asset Value per Share, End of period	$10.01

Total Return	0.69	% (3)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$10
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.73	% (4)

After Expense Reimbursement	0.73	% (4)
Ratio of Net Investment Income to Average Net Assets	6.43	% (4)
Portfolio Turnover Rate (5)	58	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through September 30, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$9.23		$9.28	$9.12	$10.06	$10.57	$9.27

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29		0.60	0.60	0.50	0.38	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.13		(0.05)	0.16	(0.93)	(0.51)	1.31

Total from investment operations	0.42		0.55	0.76	(0.43)	(0.13)	1.67

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.60)	(0.60)	(0.51)	(0.38)	(0.37)

Total distributions	(0.29)		(0.60)	(0.60)	(0.51)	(0.38)	(0.37)

Net Asset Value per Share, End of period	$9.36		$9.23	$9.28	$9.12	$10.06	$10.57

Total Return	4.57	% (2)	6.06%	8.64%	(4.20)%	(1.30)%	18.14%

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$87,051		$93,236	$111,388	$134,178	$169,941	$198,337

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.95	% (3)	0.92%	0.91%	0.91%	0.90%	0.91%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	6.27	% (3)	6.44%	8.55%	5.45%	3.61%	3.53%

Portfolio Turnover Rate (4)	58	% (2)	76%	82%	116%	117%	108%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2022
Net Asset Value per Share, Beginning of period	$7.85		$7.70	$7.82	$8.70	$9.67	$9.65

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.34	0.42	0.67	0.45	0.65
Net Realized and Unrealized Gain (Loss) on Investments	0.21		0.15	(0.10)	(0.86)	(0.93)	0.13

Total from Investment Operations	0.34		0.49	0.32	(0.19)	(0.48)	0.78

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.34)	(0.44)	(0.67)	(0.48)	(0.65)
Distributions from Net Realized Gain	—		—	—	—	(0.01)	(0.11)
Distributions from Return of Capital	—		—	—	(0.02)	—	—

Total Distributions	(0.16)		(0.34)	(0.44)	(0.69)	(0.49)	(0.76)

Net Asset Value per Share, End of period	$8.03		$7.85	$7.70	$7.82	$8.70	$9.67

Total Return	4.33	% (2)	6.50%	4.23%	(2.03%)	(5.22%)	8.20%

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$19,878		$20,254	$20,578	$7,299	$8,640	$10,105

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.59	% (3)	1.61%	2.30%	3.62%	1.87%	2.68%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	3.17	% (3)	4.38%	5.53%	8.38%	4.79%	6.56%
Portfolio Turnover Rate (4)	165	% (2)	440%	491%	231%	345%	92%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.85		$7.70	$7.82	$8.70	$9.67	$9.65

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.32	0.41	0.63	0.45	0.59
Net Realized and Unrealized Gain (Loss) on Investments	0.21		0.15	(0.11)	(0.84)	(0.95)	0.17

Total from investment operations	0.33		0.47	0.30	(0.21)	(0.50)	0.76

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.32)	(0.42)	(0.65)	(0.46)	(0.63)
Distributions from Net Realized Gain	—		—	—	—	(0.01)	(0.11)
Distributions from Return of Capital	—		—	—	(0.02)	—	—

Total distributions	(0.15)		(0.32)	(0.42)	(0.67)	(0.47)	(0.74)

Net Asset Value per Share, End of period	$8.03		$7.85	$7.70	$7.82	$8.70	$9.67

Total Return	4.22	% (2)	6.28%	4.01%	(2.24)%	(5.42)%	7.97%

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$7,937		$7,618	$6,041	$3,026	$2,259	$2,126

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.82	% (3)	1.86%	2.56%	3.90%	2.16%	2.93%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	2.96	% (3)	4.17%	5.33%	7.93%	4.75%	6.02%

Portfolio Turnover Rate (4)	165	% (2)	440%	491%	231%	345%	92%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Administrative Class Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$10.83		$10.68	$10.73	$11.08	$11.48	$11.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21		0.46	0.44	0.22	0.09	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.15	(0.06)	(0.28)	(0.40)	0.30

Total from Investment Operations	0.30		0.61	0.38	(0.06)	(0.31)	0.43

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.46)	(0.43)	(0.29)	(0.09)	(0.13)

Total Distributions	(0.20)		(0.46)	(0.43)	(0.29)	(0.09)	(0.13)

Net Asset Value per Share, End of period	$10.93		$10.83	$10.68	$10.73	$11.08	$11.48

Total Return	2.83	% (2)	5.81%	3.77%	(0.48)%	(2.74)%	3.83%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$11		$11	$10	$776 (3)	$1,709	$88

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	5.21	% (4)	0.71%	0.70%	0.72%	0.72%	0.73%

After Expense Reimbursement	0.80	% (4)	0.71%	0.70%	0.72%	0.72%	0.73%

Ratio of Net Investment Income to Average Net Assets	3.88	% (4)	4.28%	4.18%	2.05%	0.80%	1.11%

Portfolio Turnover Rate (5)	248	% (2)	454%	461%	450%	347%	256%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Represents the whole number without rounding to the 000s.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$8.39		$8.27	$8.30	$8.58	$8.88	$8.65

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.38	0.35	0.24	0.09	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.12	(0.03)	(0.28)	(0.30)	0.24

Total from Investment Operations	0.25		0.50	0.32	(0.04)	(0.21)	0.36

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.38)	(0.35)	(0.24)	(0.09)	(0.13)

Total Distributions	(0.17)		(0.38)	(0.35)	(0.24)	(0.09)	(0.13)

Net Asset Value per Share, End of period	$8.47		$8.39	$8.27	$8.30	$8.58	$8.88

Total Return	3.03	% (4)	6.17%	4.03%	(0.37%)	(2.34%)	4.12%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$810,660		$827,339	$1,111,745	$1,479,311	$2,018,926	$2,034,540

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.45	% (2)	0.43%	0.42%	0.42%	0.41%	0.42%

After Expense Reimbursement	0.44	% (2)	0.43%	0.42%	0.42%	0.41%	0.42%

Ratio of Net Investment Income to Average Net Assets	4.25	% (2)	4.57%	4.31%	2.85%	1.07%	1.39%

Portfolio Turnover Rate (3)	248	% (4)	454%	461%	450%	347%	256%

(1)	Computed using average shares outstanding throughout the period.
(2)	Annualized.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(4)	Not Annualized.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Class I-3

	August 26, 2025 (Commencement of Operations) through September 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.04
Net Realized and Unrealized Gain on Investments	0.02

Total from investment operations	0.06

Less Distributions:
Distributions from Net Investment Income	(0.04)

Total distributions	(0.04)

Net Asset Value per Share, End of period	$10.02

Total Return	0.62	% (3)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$10
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.51	% (4)

After Expense Reimbursement	0.51	% (4)
Ratio of Net Investment Income to Average Net Assets	3.84	% (4)
Portfolio Turnover Rate (5)	248	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through September 30, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$8.39		$8.27	$8.30	$8.57	$8.88	$8.65

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.36	0.34	0.22	0.08	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.12	(0.03)	(0.26)	(0.31)	0.23

Total from investment operations	0.24		0.48	0.31	(0.04)	(0.23)	0.34

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.36)	(0.34)	(0.23)	(0.08)	(0.11)

Total distributions	(0.16)		(0.36)	(0.34)	(0.23)	(0.08)	(0.11)

Net Asset Value per Share, End of period	$8.47		$8.39	$8.27	$8.30	$8.57	$8.88

Total Return	2.93	% (2)	5.96%	3.82%	(0.46)%	(2.65)%	3.91%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$81,693		$109,774	$152,721	$298,833	$474,682	$445,538
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.66	% (3)	0.63%	0.62%	0.63%	0.62%	0.62%

After Expense Reimbursement	0.63	% (3)	0.63%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	4.14	% (3)	4.38%	4.08%	2.66%	0.87%	1.22%
Portfolio Turnover Rate (4)	248	% (2)	454%	461%	450%	347%	256%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$6.17		$6.18	$6.24	$6.89	$7.83	$7.29

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.46	0.46	0.57	0.76	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.08		(0.01)	(0.05)	(0.59)	(0.95)	0.56

Total from Investment Operations	0.23		0.45	0.41	(0.02)	(0.19)	1.02

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.46)	(0.47)	(0.63)	(0.75)	(0.48)

Total Distributions	(0.19)		(0.46)	(0.47)	(0.63)	(0.75)	(0.48)

Net Asset Value per Share, End of period	$6.21		$6.17	$6.18	$6.24	$6.89	$7.83

Total Return	3.99	% (2)	7.53%	7.10%	—%	(2.76%)	14.19%

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$20,264		$21,091	$22,938	$15,540	$9,310	$9,799
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.26	% (4)	1.26%	1.22%	1.65%	2.77%	2.08	% (3)

After Expense Reimbursement	0.80	% (4)	0.80%	0.80%	0.80%	0.80%	2.08%
Ratio of Net Investment Income to Average Net Assets	5.00	% (4)	7.44%	7.46%	9.08%	10.06%	5.92%
Portfolio Turnover Rate (5)	154	% (2)	237%	260%	177%	77%	24%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.93%.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$6.17		$6.18	$6.24	$6.89	$7.83	$7.29

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.45	0.45	0.51	0.73	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.08		(0.02)	(0.05)	(0.54)	(0.94)	0.54

Total from investment operations	0.23		0.43	0.40	(0.03)	(0.21)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.44)	(0.46)	(0.62)	(0.73)	(0.47)

Total distributions	(0.19)		(0.44)	(0.46)	(0.62)	(0.73)	(0.47)

Net Asset Value per Share, End of period	$6.21		$6.17	$6.18	$6.24	$6.89	$7.83

Total Return	3.90	% (2)	7.27%	6.67%	(0.23)%	(2.99)%	14.14%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$39,698		$43,931	$52,304	$50,681	$16,813	$15,471
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.52	% (3)	1.51%	1.49%	1.86%	3.02%	2.73%

After Expense Reimbursement	1.04	% (3)	1.04%	1.04%	1.04%	1.04%	2.28%
Ratio of Net Investment Income to Average Net Assets	4.77	% (3)	7.22%	7.26%	8.24%	9.71%	6.12%
Portfolio Turnover Rate(4)	154	% (2)	237%	260%	177%	77%	24%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022(1)
Net Asset Value per Share, Beginning of period	$8.69		$8.35	$8.45	$9.37	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.21		0.56	0.47	0.23	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.35	(0.09)	(0.89)	(0.63)

Total from Investment Operations	0.29		0.91	0.38	(0.66)	(0.58)

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.57)	(0.43)	(0.26)	(0.05)
Distributions from Return of Capital	—		—	(0.05)	—	—

Total Distributions	(0.21)		(0.57)	(0.48)	(0.26)	(0.05)

Net Asset Value per Share, End of period	$8.77		$8.69	$8.35	$8.45	$9.37

Total Return	3.44	% (3)	11.21%	4.67%	(7.04%)	(5.87	%)(3)

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$17,277		$13,780	$7,715	$8,361	$10,655
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.76	% (4)	2.53%	3.82%	2.93%	1.80	% (4)

After Expense Reimbursement	0.49	% (4)	0.49%	0.49%	0.49%	0.49	% (4)
Ratio of Net Investment Income to Average Net Assets	4.87	% (4)	6.56%	5.67%	2.61%	0.94	% (4)
Portfolio Turnover Rate (5)	181	% (3)	333%	312%	312%	276	% (3)

(1)	The Sustainable Securitized Fund Class I Shares commenced operations on October 1, 2021.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022(1)
Net Asset Value per Share, Beginning of period	$8.69		$8.34	$8.45	$9.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.20		0.49	0.42	0.21	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.41	(0.07)	(0.88)	(0.61)

Total from investment operations	0.28		0.90	0.35	(0.67)	(0.56)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.55)	(0.41)	(0.24)	(0.08)
Distributions from Return of Capital	—		—	(0.05)	—	—

Total distributions	(0.20)		(0.55)	(0.46)	(0.24)	(0.08)

Net Asset Value per Share, End of period	$8.77		$8.69	$8.34	$8.45	$9.36

Total Return	3.33	% (3)	11.11%	4.33%	(7.15)%	(5.60	)% (3)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$4,151		$3,120	$44	$50	$16
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.04	% (4)	2.53%	4.15%	3.35%	2.15	% (4)

After Expense Reimbursement	0.70	% (4)	0.70%	0.70%	0.70%	0.79	% (4)
Ratio of Net Investment Income to Average Net Assets (5)	4.65	% (4)	5.74%	5.13%	2.43%	0.97	% (4)
Portfolio Turnover Rate(5)	181	% (3)	333%	312%	312%	276	% (3)

(1)	The Sustainable Securitized Fund Class M Shares commenced operations on October 1, 2021.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Administrative Class Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.08		$9.03	$9.29	$10.19	$10.83		$11.13

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.37	0.36	0.27	0.12		0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.05	(0.26)	(0.90)	(0.65)		0.24

Total from Investment Operations	0.30		0.42	0.10	(0.63)	(0.53)		0.37

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.37)	(0.36)	(0.27)	(0.11)		(0.13)
Distributions from Net Realized Gain	—		—	—	—	(0.00	) (2)	(0.54)

Total Distributions	(0.15)		(0.37)	(0.36)	(0.27)	(0.11)		(0.67)

Net Asset Value per Share, End of period	$9.23		$9.08	$9.03	$9.29	$10.19		$10.83

Total Return	3.37	% (3)	4.71%	1.12%	(6.10)%	(4.89)%		3.19%

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$322,145		$439,772	$1,191,464	$1,549,862	$1,963,315		$2,083,842
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.79	% (4)	0.78%	0.78%	0.78%	0.77%		0.78%

After Expense Reimbursement	0.79	% (4)	0.78%	0.78%	0.78%	0.77%		0.78%
Ratio of Net Investment Income to Average Net Assets	3.80	% (4)	4.04%	4.01%	2.83%	1.06%		1.15%
Portfolio Turnover Rate (5)	193	% (3)	418%	450%	426%	467%		470%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.07		$9.02	$9.28	$10.18	$10.82		$11.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.40	0.39	0.30	0.15		0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.05	(0.26)	(0.90)	(0.64)		0.24

Total from Investment Operations	0.32		0.45	0.13	(0.60)	(0.49)		0.41

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.40)	(0.39)	(0.30)	(0.15)		(0.17)
Distributions from Net Realized Gain	—		—	—	—	(0.00	) (2)	(0.54)

Total Distributions	(0.17)		(0.40)	(0.39)	(0.30)	(0.15)		(0.71)

Net Asset Value per Share, End of period	$9.22		$9.07	$9.02	$9.28	$10.18		$10.82

Total Return	3.54	% (3)	5.06%	1.45%	(5.80%)	(4.58%)		3.54%

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$20,503,295		$21,821,702	$31,087,119	$38,399,347	$46,961,971		$52,980,073

Before Expense Reimbursement	0.46	% (4)	0.44%	0.45%	0.45%	0.44%		0.45%

After Expense Reimbursement	0.46	% (4)	0.44%	0.45%	0.45%	0.44%		0.45%
Ratio of Net Investment Income to Average Net Assets	4.15	% (4)	4.40%	4.35%	3.19%	1.38%		1.49%
Portfolio Turnover Rate (5)	193	% (3)	418%	450%	426%	467%		470%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class I-2 Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.07		$9.02	$9.28	$10.18	$10.82		$11.12

Income (Loss) from Investment Operations:
Net investment income (1)	0.19		0.39	0.38	0.29	0.14		0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.05	(0.26)	(0.89)	(0.64)		0.27

Total from investment operations	0.31		0.44	0.12	(0.60)	(0.50)		0.42

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.39)	(0.38)	(0.30)	(0.14)		(0.18)
Distributions from Net Realized Gain	—		—	—	—	(0.00	) (5)	(0.54)

Total distributions	(0.16)		(0.39)	(0.38)	(0.30)	(0.14)		(0.72)

Net Asset Value per Share, End of period	$9.22		$9.07	$9.02	$9.28	$10.18		$10.82

Total Return	3.51	% (4)	4.99%	1.39%	(5.87)%	(4.65)%		3.65%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$37,415		$38,130	$67,699	$102,076	$170,455		$116,857
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.53	% (3)	0.51%	0.51%	0.52%	0.52%		0.52%

After Expense Reimbursement	0.53	% (3)	0.51%	0.51%	0.52%	0.52%		0.52%
Ratio of Net Investment Income to Average Net Assets	4.08	% (3)	4.32%	4.28%	3.06%	1.33%		1.32%
Portfolio Turnover Rate (2)	193	% (4)	418%	450%	426%	467%		470%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is greater than $(0.005) per share.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class I-3 Shares

	Six Months Ended September 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.04
Net Realized and Unrealized Gain on Investments	0.11

Total from investment operations	0.15

Less Distributions:
Distributions from Net Investment Income	(0.03)

Total distributions	(0.03)

Net Asset Value per Share, End of period	$10.12

Total Return	1.41	% (3)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$10
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.57	% (4)

After Expense Reimbursement	0.57	% (4)
Ratio of Net Investment Income to Average Net Assets	3.84	% (4)
Portfolio Turnover Rate (5)	193	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through September 30, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.08		$9.02	$9.28	$10.19	$10.82		$11.12
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.38	0.37	0.28	0.13		0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.06	(0.26)	(0.91)	(0.63)		0.24
Total from investment operations	0.30		0.44	0.11	(0.63)	(0.50)		0.39
Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.38)	(0.37)	(0.28)	(0.13)		(0.15)
Distributions from Net Realized gain	—		—	—	—	(0.00	)(2)	(0.54)
Total distributions	(0.16)		(0.38)	(0.37)	(0.28)	(0.13)		(0.69)
Net Asset Value per Share, End of period	$9.22		$9.08	$9.02	$9.28	$10.19		$10.82
Total Return	3.43	% (3)	4.96%	1.24%	(6.10)%	(4.69)%		3.31%

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$2,418,342		$2,650,908	$3,826,231	$6,442,440	$6,213,223		$7,154,434

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.68	% (4)	0.65%	0.66%	0.67%	0.65%		0.67%

After Expense Reimbursement	0.68	% (4)	0.65%	0.66%	0.67%	0.65%		0.67%

Ratio of Net Investment Income to Average Net Assets	3.93	% (4)	4.18%	4.11%	3.04%	1.17%		1.28%

Portfolio Turnover Rate (5)	193	% (3)	418%	450%	426%	467%		470%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Plan Class Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$8.51		$8.46	$8.70	$9.55	$10.15		$10.46

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.38	0.37	0.29	0.15		0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.05	(0.24)	(0.85)	(0.60)		0.23

Total from Investment Operations	0.29		0.43	0.13	(0.56)	(0.45)		0.40

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.38)	(0.37)	(0.29)	(0.15)		(0.17)
Distributions from Net Realized Gain	—		—	—	—	(0.00	)(2)	(0.54)

Total distributions	(0.16)		(0.38)	(0.37)	(0.29)	(0.15)		(0.71)

Net Asset Value per Share, End of period	$8.64		$8.51	$8.46	$8.70	$9.55		$10.15

Total Return	3.46	% (3)	5.18%	1.58%	(5.79%)	(4.50%)		3.65%

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$9,092,033		$10,002,933	$15,803,141	$17,622,821	$22,197,865		$24,605,977

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.38	% (4)	0.37%	0.37%	0.37%	0.36%		0.37%

After Expense Reimbursement	0.38	% (4)	0.37%	0.37%	0.37%	0.36%		0.37%

Ratio of Net Investment Income to Average Net Assets	4.23	% (4)	4.47%	4.43%	3.26%	1.47%		1.57%

Portfolio Turnover Rate (5)	193	% (3)	418%	450%	426%	467%		470%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$4.16		$4.10	$4.11	$4.18	$4.26	$4.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.18	0.18	0.10	0.03	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.03		0.06	(0.01)	(0.06)	(0.08)	0.03

Total from Investment Operations	0.12		0.24	0.17	0.04	(0.05)	0.06

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.18)	(0.18)	(0.11)	(0.03)	(0.03)

Total Distributions	(0.09)		(0.18)	(0.18)	(0.11)	(0.03)	(0.03)

Net Asset Value per Share, End of period	$4.19		$4.16	$4.10	$4.11	$4.18	$4.26

Total Return	2.86	% (2)	5.98%	4.31%	0.90%	(1.21%)	1.43%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$33,972		$35,222	$37,783	$101,852	$158,258	$181,248

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.95	% (3)	0.90%	0.66%	0.60%	0.49%	0.48%

After Expense Reimbursement	0.34	% (3)	0.34%	0.34%	0.34%	0.34%	0.34%

Ratio of Net Investment Income to Average Net Assets	4.22	% (3)	4.39%	4.37%	2.40%	0.66%	0.67%

Portfolio Turnover Rate (4)	297	% (2)	553%	544%	479%	336%	210%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024		2023	2022	2021
Net Asset Value per Share, Beginning of period	$4.15		$4.09	$4.10		$4.18	$4.25	$4.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.17	0.17		0.09	0.02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.03		0.06	(0.00	) (2)	(0.07)	(0.07)	0.02

Total from investment operations	0.11		0.23	0.17		0.02	(0.05)	0.04

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.17)	(0.18)		(0.10)	(0.02)	(0.02)

Total distributions	(0.08)		(0.17)	(0.18)		(0.10)	(0.02)	(0.02)

Net Asset Value per Share, End of period	$4.18		$4.15	$4.09		$4.10	$4.18	$4.25

Total Return	2.78	% (3)	5.82%	4.14%		0.49%	(1.14)%	1.03%

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$7,883		$11,205	$12,917		$19,995	$39,477	$61,925

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.12	% (4)	1.06%	0.84%		0.75%	0.64%	0.65%

After Expense Reimbursement	0.50	% (4)	0.50%	0.50%		0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	4.05	% (4)	4.23%	4.25%		2.24%	0.49%	0.49%

Portfolio Turnover Rate (5)	297	% (3)	553%	544%		479%	336%	210%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Class I Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$10.38		$10.30	$10.40	$11.16	$11.95	$11.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.67	0.68	0.53	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.08	(0.10)	(0.73)	(0.66)	0.92

Total from Investment Operations	0.41		0.75	0.58	(0.20)	(0.33)	1.25

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.67)	(0.67)	(0.56)	(0.33)	(0.33)
Distributions from Net Realized Gain	—		—	—	—	(0.13)	(0.09)
Distributions from Return of Capital	—		—	(0.01)	—	—	—

Total Distributions	(0.31)		(0.67)	(0.68)	(0.56)	(0.46)	(0.42)

Net Asset Value per Share, End of period	$10.48		$10.38	$10.30	$10.40	$11.16	$11.95

Total Return	4.09	% (2)	7.53%	5.87%	(1.65%)	(2.88%)	11.35%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,139,575		$2,133,046	$2,035,211	$2,353,053	$3,648,832	$3,271,289

Before Expense Reimbursement	0.74	% (3)	0.75%	0.75%	0.76%	0.74%	0.75%

After Expense Reimbursement	0.74	% (3)	0.75%	0.75%	0.76%	0.74%	0.75%

Ratio of Net Investment Income to Average Net Assets	5.38	% (3)	6.53%	6.65%	5.04%	2.79%	2.82%

Portfolio Turnover Rate (4)	131	% (2)	188%	257%	223%	182%	165%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Class I-3

	Six Months Ended September 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.05
Net Realized and Unrealized Gain on Investments	0.06

Total from investment operations	0.11

Less Distributions:
Distributions from Net Investment Income	(0.05)

Total distributions	(0.05)

Net Asset Value per Share, End of period	$10.06

Total Return	1.07	% (3)

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.23	% (4)

After Expense Reimbursement	0.23	% (4)

Ratio of Net Investment Income to Average Net Assets	1.38	% (4)

Portfolio Turnover Rate (5)	131	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through September 30, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Class M Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025		2024		2023	2022	2021
Net Asset Value per Share, Beginning of period	$10.39		$10.31		$10.41		$11.17	$11.96	$11.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.65		0.65		0.51	0.30	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.07		(0.09)		(0.74)	(0.66)	0.93

Total from investment operations	0.39		0.72		0.56		(0.23)	(0.36)	1.23

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.64)		(0.65)		(0.53)	(0.30)	(0.30)
Distributions from Net Realized Gain	—		—		—		—	(0.13)	(0.09)
Distributions from Return of Capital	—		—		(0.01)		—	—	—

Total distributions	(0.29)		(0.64)		(0.66)		(0.53)	(0.43)	(0.39)

Net Asset Value per Share, End of period	$10.49		$10.39		$10.31		$10.41	$11.17	$11.96

Total Return	3.95	% (2)	7.23%		5.57%		(1.93)%	(3.15)%	11.14%

Ratios/Supplemental data:

Net assets, end of period (in thousands)	$132,397		$135,199		$141,736		$160,181	$214,792	$258,424

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.03	% (5)	1.03	% (4)	1.04	% (3)	1.04%	1.02%	1.03%

After Expense Reimbursement	1.03	% (5)	1.03%		1.04%		1.04%	1.02%	1.03%

Ratio of Net Investment Income to Average Net Assets	5.09	% (5)	6.27%		6.37%		4.81%	2.50%	2.56%

Portfolio Turnover Rate (6)	131	% (2)	188%		257%		223%	182%	165%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.04%.
(4)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.03%.
(5)	Annualized.
(6)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Plan Class Shares

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024		2023	2022	2021
Net Asset Value per Share, Beginning of period	$10.37		$10.30	$10.40		$11.15	$11.94	$11.11

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.68	0.69		0.56	0.34	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.07	(0.10)		(0.74)	(0.66)	0.92

Total from Investment Operations	0.41		0.75	0.59		(0.18)	(0.32)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.68)	(0.68)		(0.57)	(0.34)	(0.34)
Distributions from Net Realized Gain	—		—	—		—	(0.13)	(0.09)
Return of capital	—		—	(0.01)		—	—	—

Total distributions	(0.31)		(0.68)	(0.69)		(0.57)	(0.47)	(0.43)

Net Asset Value per Share, End of period	$10.47		$10.37	$10.30		$10.40	$11.15	$11.94

Total Return	4.03	% (2)	7.49%	5.93%		(1.50%)	(2.83%)	11.44%

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$480,460		$476,776	$397,728		$352,297	$120,524	$63,815

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.68	% (4)	0.69%	0.70	% (3)	0.70%	0.69%	0.69%

After Expense Reimbursement	0.68	% (4)	0.69%	0.70%		0.70%	0.69%	0.69%

Ratio of Net Investment Income to Average Net Assets	5.44	% (4)	6.60%	6.73%		5.41%	2.87%	2.88%

Portfolio Turnover Rate (5)	131	% (2)	188%	257%		223%	182%	165%

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Approval of Investment Management Agreement by Trustees (Unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of non-interested (“Independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement (each, an “Agreement”) with Metropolitan West Asset Management, LLC (the “Adviser”). The Trustees consider matters bearing on the Funds and their advisory agreements throughout the year, including a review of performance data at each regular meeting. In addition, at an in-person meeting on September 15, 2025, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2026 through February 5, 2027 with respect to each Fund. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees also met by videoconference in a working session on August 21, 2025 to hear presentations by representatives of the Adviser, to ask related questions, to review and discuss materials provided by the Adviser for their consideration, and to meet separately with their independent legal counsel. On September 15, 2025, they also met separately with their independent legal counsel to review and discuss the materials that had been requested on their behalf by their independent legal counsel and presented by the Adviser. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed—During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by the Adviser, including reports on the Adviser’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request sent to the Adviser on their behalf. The information in the Adviser’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Adviser to its institutional clients, financial and profitability information regarding the Adviser, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to peer groups of mutual funds selected by Broadridge. After reviewing this information, the Trustees requested additional information from the Adviser, which the Adviser provided and the Trustees considered.

Review process—The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Adviser’s representatives and in private sessions at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the

TCW Metropolitan West Funds

Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for each Fund are the result of years of review and discussion between the Independent Trustees and the Board, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years. This summary describes the most important, but not all, of the factors considered by the Board and Independent Trustees.

2. Nature, extent, and quality of services provided by the Adviser

The Board and the Independent Trustees considered the depth and quality of the Adviser’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Adviser in managing the Funds’ assets; and the ability of their organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Trustees considered the Adviser’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Adviser’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity, cybersecurity, and the modernization of the technology ecosystem with the implementation of Aladdin, as well as investments in sales and marketing to increase brand awareness, updates to information security defenses, and budgeting for certain future initiatives. The Board and the Independent Trustees noted the significant role played by the Adviser, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Trustees also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting and legal matters. They noted the substantial additional resources made available by The TCW Group, Inc., the parent company of the Adviser (“TCW”). The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Adviser’s institutional and sub-advised clients, as well as the Adviser’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Adviser and the Independent Trustees. The Adviser explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

TCW Metropolitan West Funds

Approval of Investment Management Agreement by Trustees (Unaudited) (Continued)

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Adviser are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2025. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Trustees reviewed each Fund’s performance over the relevant periods, particularly over longer periods, which the Board and the Independent Trustees believe are generally the most relevant. The Board and the Independent Trustees indicated their belief that the performance of each Fund for periods where the Fund lagged its respective peer group average remained satisfactory when assessed on a risk-adjusted basis, in part because performance quintiles do not necessarily reflect the amount of risk employed by peer funds to achieve their returns. The Board and the Independent Trustees recognized the Adviser’s deliberate strategy to manage risk in light of its critical view of the fixed-income securities markets and evolving overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Trustees believed that relative performance also should be considered in light of future market conditions expected by the Adviser and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Trustees noted the Adviser’s view that longer-term performance can be more meaningful for active fixed income funds such as the Funds because market cycles in fixed income are generally longer than three years. The Board and the Independent Trustees also considered data showing that the Funds generally experienced less volatility for many periods compared to other funds in the applicable peer groups.

For the TCW MetWest Total Return Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth (Class I)/fourth (Class M) quintile for the ten-year period, the fifth (Class I)/fifth (Class M) quintile for the five-year period, the fourth (Class I)/fifth (Class M) quintile for the three-year period and the second (Class I)/third (Class M) quintile for the one-year period. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s increased duration and exposure to agency mortgage-backed securities and higher volatility contributed to its underperformance, and noted that the Fund outperformed its benchmark by 0.76% (Class I) and 0.68% (Class M), annualized, for the since inception period ended May 31, 2025.

For the TCW MetWest Unconstrained Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the ten- and five-year periods, the second quintile for the three-year period, and the first quintile for the one-year period.

For the TCW MetWest Low Duration Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the ten-, five- and three-year periods and the

TCW Metropolitan West Funds

first quintile for the one-year period. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s increased defensive positioning contributed to its underperformance, and noted that, despite its underperformance relative to its peers, the Fund outperformed the benchmark for each of the ten-, five-, three- and one-year periods ended May 31, 2025.

For the TCW MetWest High Yield Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the ten-year period, the fifth quintile for the five-year period, and the fourth quintile for the three- and one-year periods. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s defensive positioning contributed to its underperformance.

For the TCW MetWest Ultra Short Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the ten-year period, the third quintile for the five- and three-year periods, and the second quintile for the one-year period.

For the TCW MetWest Strategic Income Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the ten-year period and the first quintile for the five-, three- and one-year periods. The Board and the Independent Trustees also considered the limitations of using the absolute return funds peer group for this Fund because of the significant differences in the strategies used by those funds.

For the TCW MetWest Sustainable Securitized Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the one-year period and the period since the Fund’s inception on September 30, 2021, and the second quintile for the three-year period.

For the TCW MetWest Investment Grade Credit Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the five-, three- and one-year and since inception periods ended May 31, 2025.

The Board and the Independent Trustees concluded that the Adviser was implementing each Fund’s investment objective(s) and that the Adviser’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees (which Broadridge defines to include advisory fees and administrative fees) and net total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense levels of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees observed that each Fund’s management fee, after giving effect to applicable reimbursements, was below or near the median of the peer group funds on a current basis, with the exception of the TCW MetWest Total Return Bond Fund (Class I), TCW MetWest Unconstrained Bond Fund and TCW MetWest Low Duration Bond Fund, whose management fees were approximately 4, 9, and 3 basis points above the median, respectively. With respect to the TCW MetWest Total Return Bond Fund (Class I), the Board noted that the Fund’s net total operating expenses were below the median. With respect to the TCW

TCW Metropolitan West Funds

Approval of Investment Management Agreement by Trustees (Unaudited) (Continued)

MetWest Unconstrained Bond Fund, the Board noted that the Fund’s net total operating expenses were approximately 2 basis points above median, which the Board did not consider to be unreasonable.

In considering the Funds’ net total operating expenses, the Board and the Independent Trustees observed that each Fund’s net total expenses were below or near the median of the peer group funds on a current basis, with the exception of the TCW MetWest Unconstrained Bond Fund, TCW MetWest Low Duration Bond Fund and TCW MetWest Strategic Income Fund, for which net total expenses were approximately 2, 5 and 12 basis points above the median, respectively. The Board considered that the change from a performance-based fee structure to a flat-rate asset-based fee structure for the TCW MetWest Strategic Income Fund, which was proposed by the Adviser and approved by shareholders effective February 1, 2022, had resulted in a narrower dispersion from the median as compared to the dispersion before that change. The Board and the Independent Trustees also considered the contractual expense limitations to which the Adviser has agreed with respect to each Fund and that the Adviser historically has absorbed any expenses in excess of these limits. They noted that although the Adviser may recoup, and has recouped in the past, certain fees and/or expenses previously waived or reimbursed for certain Funds, such recoupment is permitted only if it does not cause the applicable Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. The Board and the Independent Trustees concluded that the competitive fees charged by the Adviser, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Adviser to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Adviser to the Funds and the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Adviser’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs, such as personnel compensation costs, which constitute the Adviser’s largest operating cost. The Board and the Independent Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Adviser’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Adviser believed supported its view

TCW Metropolitan West Funds

that the Adviser’s profitability was reasonable. Based on their review, the Board and the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Adviser’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Trustees recognized the benefits of the Adviser’s substantial past and on-going investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Trustees further noted the Adviser’s past and current subsidies of the operating expenses of newer and smaller Funds and the Adviser’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to mutual funds. The Board and the Independent Trustees considered the risk borne by the Adviser that the Funds’ net assets and thus that the Adviser’s fees might decline and that smaller Funds might not grow to become profitable. The Board and the Independent Trustees concluded that the Adviser was appropriately sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Trustees also considered other actual and potential financial benefits to the Adviser or its affiliates. In particular, they noted that the Adviser does not have any affiliates that materially benefit from the Adviser’s relationship to the Funds except through TCW’s ownership of the Adviser. They noted that the principal underwriter for the Funds’ shares is affiliated with the Adviser but does not derive a profit from that role. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Adviser from its relationships with the Funds are reasonably related to the services provided by the Adviser to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

TCW Metropolitan West Funds

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Trust uses to determine how to vote proxies are available without charge. The Board has delegated the Trust’s proxy voting authority to the Adviser.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Adviser are available:

1.	By calling (800) 241-4671 to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for a description of the Adviser’s proxy voting guidelines, it will deliver the description that is disclosed in the Trust’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Adviser, on behalf of the Trust, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Trust’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Trust’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling (800) 241-4671 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for the Trust’s proxy voting record, it will send the information disclosed in the Trust’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Trust also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW MetWest Funds

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Megan McClellan

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Adviser

Metropolitan West Asset Management, LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 219252

Kansas City, MO 64121-9252

Officers

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Richard Villa

Treasurer, Principal Financial Officer and

Principal Accounting Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution).

We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Metropolitan West Funds

By (Signature and Title)
/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	December 3, 2025

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	December 3, 2025